UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000 San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Steven K. McGinnis, Esq. Chief Legal Officer SA Funds - Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link Vice President and Managing Counsel State Street Bank and Trust Company Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116	R. Darrell Mounts Counsel to the Trust K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2010

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 97.8%
Austria — 1.0%
Oesterreichische Kontrollbank AG, 4.750%, 11/08/11	USD	$2,000,000	$2,102,334

Canada — 4.7%
Province of Ontario Canada, 2.625%, 1/20/12	USD	5,500,000	5,646,245
Royal Bank of Canada, 5.650%, 7/20/11	USD	4,000,000	4,254,680
			9,900,925
Germany — 1.0%
Kreditanstalt fuer Wiederaufbau, 3.250%, 10/14/11	USD	700,000	724,500
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.875%, 1/13/12	USD	1,400,000	1,484,476
			2,208,976
Japan — 1.9%
Japan Finance Corp., 2.000%, 6/24/11	USD	4,000,000	4,040,984

Supranational — 2.5%
European Investment Bank, 3.250%, 10/14/11	USD	5,000,000	5,176,545

United States — 86.7%
Federal Farm Credit Bank, 0.950%, 2/10/12		6,200,000	6,186,527
Federal Farm Credit Bank, 0.950%, 3/05/12		1,200,000	1,196,339
Federal Farm Credit Bank, 1.125%, 10/03/11		4,800,000	4,813,925
Federal Farm Credit Bank, 2.000%, 1/17/12		4,100,000	4,170,782
Federal Farm Credit Bank, 2.625%, 4/21/11		1,500,000	1,532,121
Federal Farm Credit Bank, 3.500%, 10/03/11		1,500,000	1,559,099
Federal Farm Credit Bank, 3.875%, 8/25/11		9,200,000	9,595,646
Federal Farm Credit Bank, 5.375%, 7/18/11		4,700,000	4,981,821
Federal Home Loan Banks, 1.000%, 12/28/11		2,000,000	2,000,466
Federal Home Loan Banks, 1.125%, 3/09/12		15,500,000	15,504,867
Federal Home Loan Banks, 1.375%, 5/16/11		3,000,000	3,025,173
Federal Home Loan Banks, 1.625%, 7/27/11		11,000,000	11,125,554
Federal Home Loan Banks, 3.625%, 7/01/11		7,800,000	8,091,783
Federal Home Loan Banks, 3.625%, 9/16/11		4,500,000	4,689,045
Federal Home Loan Banks, 3.750%, 9/09/11		9,900,000	10,316,513
Federal Home Loan Banks, 4.875%, 11/15/11		1,200,000	1,276,166
Federal Home Loan Banks, 5.375%, 8/19/11		8,400,000	8,913,030
Federal Home Loan Mortgage Corp., 1.125%, 12/15/11		2,000,000	2,005,414
Federal Home Loan Mortgage Corp., 4.750%, 3/05/12		5,600,000	5,988,595
Federal Home Loan Mortgage Corp., 5.250%, 7/18/11		8,000,000	8,471,112
Federal Home Loan Mortgage Corp., 5.500%, 9/15/11		1,000,000	1,067,691
Federal Home Loan Mortgage Corp., 5.750%, 1/15/12		8,400,000	9,090,363
Federal Home Loan Mortgage Corp., 6.000%, 6/15/11		6,100,000	6,494,932
Federal National Mortgage Association, 0.875%, 1/12/12		9,000,000	8,968,608
Federal National Mortgage Association, 1.000%, 11/23/11		6,800,000	6,808,534
Federal National Mortgage Association, 1.375%, 4/28/11		6,200,000	6,251,466
Federal National Mortgage Association, 2.000%, 1/09/12		2,000,000	2,032,280
Federal National Mortgage Association, 3.375%, 5/19/11		700,000	722,127
Federal National Mortgage Association, 5.000%, 2/16/12		3,000,000	3,214,386
Federal National Mortgage Association, 6.000%, 5/15/11		4,100,000	4,348,845
General Electric Capital Corp., 3.000%, 12/09/11		600,000	620,291
Goldman Sachs Group Inc., 1.625%, 7/15/11		1,000,000	1,011,587
HSBC USA, Inc., 3.125%, 12/16/11		2,900,000	3,003,617
Morgan Stanley, 2.000%, 9/22/11		800,000	813,731
Morgan Stanley, 2.250%, 3/13/12		4,500,000	4,593,497
Regions Bank, 3.250%, 12/09/11		3,000,000	3,112,866
United States Treasury Notes, 1.000%, 12/31/11		5,000,000	5,011,525
United States Treasury Notes, 1.750%, 11/15/11		1,000,000	1,015,391
			183,625,715
TOTAL BONDS AND NOTES (Identified Cost $206,519,353)			207,055,479

SHORT-TERM INVESTMENTS — 1.4%

		SHARES	VALUE†
Other — 1.4%
SSgA Money Market Fund		2,956,175	2,956,175
SSgA Government Money Market Fund		1	1
			2,956,176
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,956,176)			2,956,176
Total Investments — 99.2%
(Identified Cost $209,475,529)#			210,011,655
Other Assets — 0.8%			1,746,262

Net Assets — 100.0%			$211,757,917
____________________

†	See Note 1.
#
At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $209,475,529. Net unrealized appreciation aggregated $536,126 of which $646,126 related to appreciated investment securities and $110,000 related to depreciated investment securities.

Key to abbreviations:
USD – U. S. Dollar

See notes to schedule of investments.

SA U.S. Fixed Income Fund

March 31, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	78.3%
Financials	9.6%
Government Sponsored	5.3%
U.S. Treasury Obligations	2.9%
Supra-National	2.5%
Short-Term	1.4%
Total	100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 97.3%
Australia — 8.3%
Australia & New Zealand Banking Group, 4.375%, 5/24/12	EUR	$3,500,000	$4,973,923
General Electric Capital Australia Funding Pty Ltd., 7.500%, 1/25/11	AUD	13,000,000	12,119,621
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	7,000,000	11,114,729
Westpac Banking Corp., 2.900%, 9/10/14	USD	5,000,000	5,061,250
Westpac Banking Corp., 3.750%, 12/01/14	CAD	5,000,000	4,934,426
			38,203,949
Austria — 3.6%
Austria Government International Bond, 3.250%, 6/25/13	USD	4,000,000	4,164,944
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600%, 2/15/11	JPY	1,150,000,000	12,334,645
			16,499,589
Belgium — 2.6%
Belgium Government International Bond, 4.250%, 9/03/13, 144A	USD	11,000,000	11,793,914
Canada — 10.9%
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,369,180
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	9,400,000	10,772,212
Province of Alberta Canada, 2.750%, 12/01/14	CAD	9,800,000	9,540,732
Province of British Columbia Canada, 4.300%, 5/30/13(a)	USD	3,000,000	3,199,710
Province of Ontario Canada, 4.100%, 6/16/14	USD	9,800,000	10,479,336
Royal Bank of Canada, 5.060%, 7/17/13	CAD	4,000,000	4,223,148
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	6,336,080
			49,920,398
France — 8.8%
Agence Francaise de Developpement, 5.125%, 4/25/12	EUR	7,670,000	11,145,370
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	7,250,000	10,739,065
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	8,500,000	8,601,235
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	10,049,737
			40,535,407
Germany — 9.4%
Deutsche Bank AG, 5.375%, 10/12/12	USD	7,300,000	7,948,912
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	USD	1,000,000	1,050,273
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	5,834,534
Kreditanstalt fuer Wiederaufbau, 4.000%, 10/15/13	USD	5,000,000	5,311,675
Landesbank Hessen-Thueringen Girozentrale, 3.000%, 10/18/12	CHF	2,000,000	1,989,050
Landeskreditbank Baden-Wuerttemberg Foerderbank, 5.500%, 7/04/10	EUR	7,300,000	9,973,057
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	7,800,000	11,051,823
			43,159,324
Japan — 0.8%
Japan Bank for International Cooperation/Japan, 4.375%, 11/26/12	USD	3,200,000	3,419,040
Netherlands — 2.6%
Rabobank Nederland NV, 0.800%, 2/03/11	JPY	1,100,000,000	11,777,895
Norway — 2.1%
Eksportfinans A/S, 1.800%, 6/21/10	JPY	455,000,000	4,877,265
Kommunalbanken AS, 2.875%, 10/27/14	USD	4,780,000	4,811,190
			9,688,455
Spain — 2.7%
Instituto de Credito Oficial, 4.000%, 12/08/14	GBP	7,800,000	12,233,524
Supranational — 16.2%
African Development Bank, 3.000%, 5/27/14	USD	12,000,000	12,251,556
Asian Development Bank/Pasig, 4.500%, 3/07/11	GBP	1,800,000	2,819,846
Council of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	11,069,404
Council Of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,648,767
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,715,980
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,201,645
Eurofima, 4.250%, 2/04/14	USD	7,600,000	8,103,439
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	6,965,674
European Bank for Reconstruction and Development, 5.875%, 8/04/14	GBP	1,000,000	1,712,024
European Investment Bank, 2.875%, 1/15/15	USD	1,300,000	1,305,745
European Investment Bank, 4.500%, 1/14/13	GBP	3,400,000	5,527,126
European Investment Bank, 6.250%, 4/15/14	GBP	2,600,000	4,483,352
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	7,244,372

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
International Bank for Reconstruction & Development, 5.375%, 1/15/14(a)	GBP	$700,000	$1,170,052
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	800,000	1,247,236
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,782,304
Nordic Investment Bank, 2.625%, 10/06/14(a)	USD	2,000,000	2,002,532
			74,251,054
Sweden — 2.3%
Svensk Exportkredit AB, 3.250%, 9/16/14(a)	USD	10,400,000	10,635,747
United Kingdom — 8.3%
Bank of Scotland PLC, 2.500%, 10/11/11	CHF	4,000,000	3,836,055
Barclays Bank PLC, 5.450%, 9/12/12	USD	9,000,000	9,707,472
Barclays Bank PLC, 5.200%, 7/10/14	USD	2,200,000	2,351,492
BP Capital Markets PLC, 5.250%, 11/07/13	USD	6,335,000	6,976,932
Network Rail Infra, 4.875%, 3/07/12	GBP	1,000,000	1,612,538
Network Rail Infrastructure Finance PLC, 3.500%, 6/17/13	USD	1,000,000	1,048,444
United Kingdom Gilt, 2.250%, 3/07/14	GBP	8,300,000	12,584,108
			38,117,041
United States — 18.7%
Bank of America Corp., 4.250%, 10/21/10	EUR	8,000,000	10,951,355
Colgate-Palmolive Co., 4.200%, 5/15/13	USD	4,350,000	4,653,678
Federal Farm Credit Bank, 2.625%, 4/17/14	USD	2,000,000	2,024,300
Federal Home Loan Bank, 5.500%, 8/13/14(a)	USD	2,300,000	2,590,810
Federal Home Loan Mortgage Corp., 3.000%, 7/28/14(a)	USD	9,000,000	9,208,620
Federal National Mortgage Association, 2.500%, 5/15/14(a)	USD	8,800,000	8,858,678
Merck & Co., Inc., 4.375%, 2/15/13(a)	USD	11,250,000	12,042,562
Microsoft Corp., 2.950%, 6/01/14	USD	6,500,000	6,605,566
PepsiCo., Inc., 4.650%, 2/15/13(a)	USD	7,799,000	8,418,514
The Bank of New York Mellon Corp., 4.300%, 5/15/14	USD	1,000,000	1,053,686
The Bank of New York Mellon Corp., 5.125%, 8/27/13	USD	4,075,000	4,450,560
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	1,100,000,000	11,915,098
Wal-Mart Stores, Inc., 4.550%, 5/01/13	USD	2,000,000	2,152,010
Wal-Mart Stores, Inc., 3.200%, 5/15/14	USD	1,000,000	1,026,302
			85,951,739
TOTAL BONDS AND NOTES
(Identified Cost $432,097,077)			446,187,076

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.2%
Other — 1.2%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		5,599,619	5,599,619
			5,599,620
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,599,620)			5,599,620

COLLATERAL FOR SECURITIES ON LOAN — 9.9%
Short Term — 9.9%
State Street Navigator Prime Portfolio		45,398,377	45,398,377
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $45,398,377)			45,398,377

Total Investments — 108.4%
(Identified Cost $483,095,074)#			497,185,073
Other Assets — (8.4%)			(38,493,745)

Net Assets — 100.0%			$458,691,328
____________________

†	See note 1.
(a)	A portion or all of the security was held on loan. As of March 31, 2010, the market value of the securities on loan was $44,550,218.
#
At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $483,095,074. Net unrealized appreciation aggregated $14,089,999 of which $19,634,234 related to appreciated investment securities and $5,544,235 related to depreciated investment securities.

Key to abbreviations:
AUD –	Australian Dollar
CAD –	Canadian Dollar
CHF –	Swiss Franc
EUR –	Euro Currency
GBP –	British Pound
JPY –	Japanese Yen
USD –	U.S. Dollar
144A –	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings March 31, 2010
(As a percentage of net assets):

Industry	Percentage
Banks	22.0%
Supranational Organizations	16.2%
Financial Services	9.7%
Foreign Government/Agency-Canada	8.6%
Foreign Government/Agency-Germany	7.7%
Industrial	7.6%
Foreign Government/Agency-France	6.7%
U.S. Government Agency	4.9%
Foreign Government/Agency-United Kingdom	2.7%
Foreign Government/Agency-Spain	2.7%

SA Global Fixed Income Fund

March 31, 2010
Country Weightings (% of portfolio market value)

Country	Percentage
United States	20.3%
Supranational	16.4%
Canada	11.0%
Germany	9.6%
France	9.0%
Australia	8.5%
United Kingdom	8.4%
Austria	3.7%
Spain	2.7%
Other	10.4%

SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 2.7%
AAR Corp.*	1,100	$27,302
Alliant Techsystems, Inc.*	975	79,268
BE Aerospace, Inc.*	2,400	73,080
Boeing Co.	20,500	1,488,505
Ceradyne, Inc.*	300	6,807
Cubic Corp.	500	18,000
Curtiss-Wright Corp.	1,576	54,845
DynCorp International, Inc., Class A*	1,500	17,235
Esterline Technologies Corp.*	900	44,487
General Dynamics Corp.	11,100	856,920
Goodrich Corp.	3,600	253,872
Hexcel Corp.*	3,100	44,764
Honeywell International, Inc.	20,700	937,089
ITT Corp.	5,300	284,133
L-3 Communications Holdings, Inc.	3,400	311,542
Lockheed Martin Corp.	10,900	907,098
Moog, Inc., Class A*	1,500	53,130
Northrop Grumman Corp.	9,144	599,572
Orbital Sciences Corp.*	2,300	43,723
Precision Castparts Corp.	4,024	509,881
Raytheon Co.	13,800	788,256
Rockwell Collins, Inc.	4,600	287,914
Spirit Aerosystems Holdings, Inc.*	1,900	44,422
Taser International, Inc.*	1,000	5,860
Teledyne Technologies, Inc.*	1,700	70,159
TransDigm Group, Inc.	1,300	68,952
Triumph Group, Inc.	200	14,018
United Technologies Corp.	25,940	1,909,443
		9,800,277
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	6,700	374,195
Expeditors International of Washington, Inc.	6,800	251,056
FedEx Corp.	8,100	756,540
Forward Air Corp.	450	11,835
HUB Group, Inc., Class A*	1,400	39,172
United Parcel Service, Inc., Class B	19,400	1,249,554
UTi Worldwide, Inc.	2,400	36,768
		2,719,120
Airlines — 0.2%
Airtran Holdings, Inc.*	3,800	19,304
Alaska Air Group, Inc.*	1,700	70,091
AMR Corp.*	5,300	48,283
Continental Airlines, Inc.*	3,100	68,107
Delta Air Lines, Inc.*	17,400	253,866
JetBlue Airways Corp.*	7,550	42,129
Skywest, Inc.	1,900	27,132
Southwest Airlines Co.	21,700	286,874
US Airways Group, Inc.*	3,200	23,520
		839,306
Auto Components — 0.3%
BorgWarner, Inc.*	3,400	129,812
Cooper Tire & Rubber Co.	2,500	47,550
Dana Holding Corp.*	1,800	21,384
Federal Mogul Corp.*	200	3,672
Gentex Corp.	5,600	108,752
Johnson Controls, Inc.	17,700	583,923
The Goodyear Tire & Rubber Co.*	6,400	80,896
TRW Automotive Holdings Corp.*	3,700	105,746
WABCO Holdings, Inc.*	1,599	47,842
		1,129,577
Automobiles — 0.3%
Ford Motor Co.*	58,540	735,848
Harley-Davidson, Inc.	5,200	145,964
Thor Industries, Inc.	1,600	48,336
		930,148
Beverages — 2.5%
Brown-Forman Corp., Class B	2,500	148,625
Central European Distribution Corp.*	1,400	49,014
Coca-Cola Co.	81,300	4,471,500
Coca-Cola Enterprises, Inc.	15,100	417,666
Constellation Brands, Inc., Class A*	5,600	92,064
Dr Pepper Snapple Group, Inc.	6,100	214,537
Hansen Natural Corp.*	2,600	112,788
Molson Coors Brewing Co., Class B	4,600	193,476
PepsiCo Inc.	52,051	3,443,694
		9,143,364
Biotechnology — 2.0%
Abraxis Bioscience, Inc.*	766	39,640
Acorda Therapeutics, Inc.*	800	27,360
Alexion Pharmaceuticals, Inc.*	3,100	168,547
Alkermes, Inc.*	3,279	42,529
Alnylam Pharmaceuticals, Inc.*	1,400	23,828
Amgen, Inc.*	38,822	2,320,003
Amylin Pharmaceuticals, Inc.*	3,100	69,719
Biogen Idec, Inc.*	7,870	451,423
BioMarin Pharmaceutical, Inc.*	3,200	74,784
Celera Corp.*	2,800	19,880
Celgene Corp.*	12,804	793,336
Cephalon, Inc.*	2,200	149,116
Cubist Pharmaceuticals, Inc.*	2,100	47,334
Dendreon Corp.*	4,300	156,821
Exelixis, Inc.*	3,800	23,066
Facet Biotech Corp.*	880	23,751
Genta, Inc.*	1	—
Genzyme Corp.*	8,400	435,372
Gilead Sciences, Inc.*	33,900	1,541,772
Human Genome Sciences, Inc.*	2,300	69,460
Incyte Corp., Ltd.*	1,000	13,960
InterMune, Inc.*	600	26,742
Isis Pharmaceuticals, Inc.*	2,900	31,668
MannKind Corp.*	4,100	26,896
Martek Biosciences Corp.*	1,100	24,761
Myriad Genetics, Inc.*	3,600	86,580
Myriad Pharmaceuticals, Inc.*	800	3,616
Onyx Pharmaceuticals, Inc.*	1,900	57,532
OSI Pharmaceuticals, Inc.*	2,000	119,100
PDL BioPharma, Inc.	3,300	20,493
Regeneron Pharmaceuticals, Inc.*	2,300	60,927
Seattle Genetics, Inc.*	1,800	21,492
Theravance, Inc.*	1,400	18,648
United Therapeutics Corp.*	2,000	110,660
Vertex Pharmaceuticals, Inc.*	3,200	130,784
		7,231,600
Building Products — 0.1%
American Woodmark Corp.	200	3,878
Griffon Corp.*	653	8,136
Lennox International, Inc.	2,100	93,072
Masco Corp.	5,800	90,016
Owens Corning*	2,500	63,600
Quanex Building Products Corp.	1,450	23,969
Simpson Manufacturing Co., Inc.	1,400	38,864
Universal Forest Products, Inc.	200	7,704
USG Corp.*	1,400	24,024
		353,263

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets — 2.4%
Affiliated Managers Group, Inc.*	600	$47,400
Ameriprise Financial, Inc.	6,240	283,046
Bank of New York Mellon Corp.	32,150	992,792
BlackRock, Inc.	2,100	457,296
Broadpoint Gleacher Securities, Inc.*	1,700	6,800
Charles Schwab Corp.	32,600	609,294
Cohen & Steers, Inc.	1,500	37,440
Eaton Vance Corp.	3,600	120,744
Federated Investors, Inc., Class B	3,100	81,778
Franklin Resources, Inc.	6,700	743,030
GFI Group, Inc.	1,700	9,826
Greenhill & Co., Inc.	900	73,881
Invesco Ltd.	7,600	166,516
Investment Technology Group, Inc.*	1,500	25,035
Janus Capital Group, Inc.	4,300	61,447
Jefferies Group, Inc.	3,700	87,579
Knight Capital Group, Inc., Class A*	4,200	64,050
Legg Mason, Inc.	2,100	60,207
MF Global Holdings Ltd.*	1,700	13,719
Morgan Stanley	31,400	919,706
Northern Trust Corp.	6,400	353,664
optionsXpress Holdings, Inc.*	2,000	32,580
Piper Jaffray Cos.*	360	14,508
Raymond James Financial, Inc.	3,900	104,286
Riskmetrics Group, Inc.*	900	20,349
SEI Investments Co.	5,400	118,638
State Street Corp.	12,740	575,083
T Rowe Price Group, Inc.	7,400	406,482
TD Ameritrade Holding Corp.*	16,378	312,165
The Goldman Sachs Group, Inc.	12,500	2,132,875
Waddell & Reed Financial, Inc., Class A	2,717	97,921
		9,030,137
Chemicals — 2.1%
A. Schulman, Inc.	200	4,894
Air Products & Chemicals, Inc.	6,100	451,095
Airgas, Inc.	2,500	159,050
Albemarle Corp.	3,000	127,890
Arch Chemicals, Inc.	200	6,878
Ashland, Inc.	782	41,266
Cabot Corp.	2,400	72,960
Calgon Carbon Corp.*	1,500	25,680
Celanese Corp., Series A	4,400	140,140
CF Industries Holdings, Inc.	1,300	118,534
Cytec Industries, Inc.	2,000	93,480
Dow Chemical Co.	22,400	662,368
Eastman Chemical Co.	2,600	165,568
Ecolab, Inc.	6,700	294,465
EI Du Pont de Nemours & Co.	24,700	919,828
FMC Corp.	2,500	151,350
H.B. Fuller Co.	2,300	53,383
Huntsman Corp.	3,300	39,765
International Flavors & Fragrances, Inc.	3,500	166,845
Kronos Worldwide, Inc.*	1,422	20,832
Lubrizol Corp.	2,600	238,472
Minerals Technologies, Inc.	600	31,104
Monsanto Co.	15,734	1,123,722
Nalco Holding Co.	3,490	84,912
NL Industries, Inc.	320	2,746
Olin Corp.	2,100	41,202
OM Group, Inc.*	400	13,552
PPG Industries, Inc.	4,800	313,920
Praxair, Inc.	9,100	755,300
Rockwood Holdings, Inc.*	2,800	74,536
RPM International, Inc.	4,400	93,896
Sensient Technologies Corp.	1,800	52,308
Sigma-Aldrich Corp.	3,500	187,810
Solutia, Inc.*	1,700	27,387
Terra Industries, Inc.	3,400	155,584
The Mosaic Co.	10,700	650,239
The Scotts Miracle-Gro Co., Class A	2,200	101,970
Valhi, Inc.	3,660	72,029
Valspar Corp.	3,200	94,336
W.R. Grace & Co.*	700	19,432
Westlake Chemical Corp.	2,100	54,159
Zep, Inc.	500	10,940
		7,915,827
Commercial Banks — 2.5%
Associated Banc-Corp	3,819	52,702
Bancorpsouth, Inc.	2,700	56,592
Bank of Hawaii Corp.	1,600	71,920
BB&T Corp.	16,811	544,508
BOK Financial Corp.	2,242	117,570
Boston Private Financial Holdings, Inc.	1,300	9,581
CapitalSource, Inc.	4,500	25,155
Chemical Financial Corp.	315	7,440
City National Corp.	1,300	70,161
Comerica, Inc.	3,400	129,336
Commerce Bancshares, Inc.	3,435	141,316
Community Bank System, Inc.	400	9,112
Cullen/Frost Bankers, Inc.	2,100	117,180
CVB Financial Corp.	2,416	23,991
East West Bancorp, Inc.	1,300	22,646
Fifth Third Bancorp	11,107	150,944
First Bancorp	2,200	5,302
First Commonwealth Financial Corp.	2,200	14,762
First Financial Bancorp	630	11,208
First Horizon National Corp.*	3,245	45,600
FirstMerit Corp.	3,043	65,638
FNB Corp.	1,851	15,012
Fulton Financial Corp.	6,667	67,937
Glacier Bancorp, Inc.	1,875	28,556
Hancock Holding Co.	800	33,448
Huntington Bancshares, Inc.	9,992	53,657
International Bancshares Corp.	2,750	63,222
Investors Bancorp, Inc.*	3,600	47,520
KeyCorp	5,000	38,750
M&T Bank Corp.	2,868	227,662
Marshall & Ilsley Corp.	2,200	17,710
MB Financial, Inc.	450	10,138
NBT Bancorp, Inc.	600	13,710
Old National Bancorp	2,307	27,569
PNC Financial Services Group, Inc.	12,605	752,518
Prosperity Bancshares, Inc.	1,500	61,500
S&T Bancorp, Inc.	415	8,674
Sterling Bancshares, Inc.	2,250	12,555
SunTrust Banks, Inc.	6,926	185,548
Susquehanna Bancshares, Inc.	1,900	18,639
SVB Financial Group*	500	23,330
Synovus Financial Corp.	13,000	42,770
TCF Financial Corp.	4,000	63,760
Trustmark Corp.	1,900	46,417
UMB Financial Corp.	1,600	64,960
Umpqua Holdings Corp.	1,400	18,564
United Bankshares, Inc.	1,500	39,330
US Bancorp	51,715	1,338,384
Valley National Bancorp	5,168	79,432
Webster Financial Corp.	710	12,418

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Wells Fargo & Co.	125,159	$3,894,948
WesBanco, Inc.	100	1,626
Westamerica Bancorporation	1,000	57,650
Whitney Holding Corp.	1,425	19,651
Wilmington Trust Corp.	1,100	18,227
Wintrust Financial Corp.	300	11,163
Zions Bancorporation	2,707	59,067
		9,168,686
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,800	38,160
ACCO Brands Corp.*	612	4,688
Avery Dennison Corp.	2,900	105,589
Cenveo, Inc.*	1,800	15,588
Cintas Corp.	4,600	129,214
Consolidated Graphics, Inc.*	200	8,282
Copart, Inc.*	2,850	101,460
Corrections Corp. of America*	3,000	59,580
Covanta Holding Corp.*	5,290	88,131
Deluxe Corp.	1,100	21,362
EnergySolutions, Inc.	1,600	10,288
G&K Services, Inc., Class A	200	5,176
Healthcare Services Group, Inc.	497	11,128
Herman Miller, Inc.	1,600	28,896
HNI Corp.	1,600	42,608
Iron Mountain, Inc.	6,375	174,675
Knoll, Inc.	1,700	19,125
Mine Safety Appliances Co.	1,100	30,756
Mobile Mini, Inc.*	1,000	15,490
Pitney Bowes, Inc.	5,600	136,920
R.R. Donnelley & Sons Co.	3,800	81,130
Republic Services, Inc.	8,285	240,431
Rollins, Inc.	3,525	76,422
Steelcase, Inc., Class A	2,200	14,234
Stericycle, Inc.*	3,000	163,500
SYKES Enterprises, Inc.*	1,100	25,124
Tetra Tech, Inc.*	2,300	52,992
The Brink's Co.	1,200	33,876
The Geo Group, Inc.*	800	15,856
United Stationers, Inc.*	500	29,425
Viad Corp.	400	8,220
Waste Connections, Inc.*	2,625	89,145
Waste Management, Inc.	16,100	554,323
		2,431,794
Communications Equipment — 2.2%
3Com Corp.*	14,100	108,429
ADC Telecommunications, Inc.*	562	4,108
Adtran, Inc.	2,300	60,605
Arris Group, Inc.*	3,500	42,035
Aruba Networks, Inc.*	1,400	19,124
Aviat Networks, Inc.*	1,018	6,749
Black Box Corp.	300	9,228
Blue Coat Systems, Inc.*	500	15,520
Brocade Communications Systems, Inc.*	8,225	46,965
Ciena Corp.*	2,000	30,480
Cisco Systems, Inc.*	156,421	4,071,639
CommScope, Inc.*	1,998	55,984
EchoStar Corp., Class A*	1,380	27,987
Emulex Corp.*	1,800	23,904
F5 Networks, Inc.*	2,400	147,624
Harmonic, Inc.*	1,800	11,358
Harris Corp.	4,100	194,709
Infinera Corp.*	2,100	17,892
InterDigital, Inc.*	2,000	55,720
JDS Uniphase Corp.*	4,200	52,626
Juniper Networks, Inc.*	14,206	435,840
Motorola, Inc.*	58,900	413,478
Netgear, Inc.*	1,000	26,100
Palm, Inc.*	3,400	12,784
Plantronics, Inc.	700	21,896
Polycom, Inc.*	1,900	58,102
QUALCOMM, Inc.	45,884	1,926,669
Riverbed Technology, Inc.*	1,600	45,440
Sycamore Networks, Inc.	1,120	22,523
Tekelec*	2,000	36,320
Tellabs, Inc.	10,354	78,380
Viasat, Inc.*	200	6,922
		8,087,140
Computers & Peripherals — 4.7%
Adaptec, Inc.*	1,100	3,597
Apple, Inc.*	24,600	5,779,278
Dell, Inc.*	49,100	736,991
Diebold, Inc.	2,100	66,696
Electronics for Imaging, Inc.*	100	1,163
EMC Corp.*	55,633	1,003,619
Hewlett-Packard Co.	67,483	3,586,721
Imation Corp.*	500	5,505
Intermec, Inc.*	1,800	25,524
International Business Machines Corp.	38,600	4,950,450
Lexmark International, Inc., Class A*	1,100	39,688
NCR Corp.*	6,700	92,460
NetApp, Inc.*	8,600	280,016
QLogic Corp.*	4,200	85,260
SanDisk Corp.*	5,400	187,002
Seagate Technology*	9,800	178,948
STEC, Inc.*	1,000	11,980
Synaptics, Inc.*	450	12,425
Teradata Corp.*	5,300	153,117
Western Digital Corp.*	6,300	245,637
		17,446,077
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	82,273
Dycom Industries, Inc.*	700	6,139
EMCOR Group, Inc.*	1,200	29,556
Fluor Corp.	4,900	227,899
Granite Construction, Inc.	500	15,110
Insituform Technologies, Inc., Class A*	1,000	26,610
Jacobs Engineering Group, Inc.*	3,800	171,722
KBR, Inc.	5,476	121,348
MasTec, Inc.*	2,200	27,742
Quanta Services, Inc.*	5,834	111,779
The Shaw Group, Inc.*	2,400	82,608
Tutor Perini Corp.*	710	15,443
URS Corp.*	2,200	109,142
		1,027,371
Construction Materials — 0.1%
Eagle Materials, Inc.	1,593	42,278
Martin Marietta Materials, Inc.	1,200	100,260
Texas Industries, Inc.	600	20,502
Vulcan Materials Co.	2,991	141,295
		304,335
Consumer Finance — 0.6%
American Express Co.	32,700	1,349,202
AmeriCredit Corp.*	3,500	83,160
Capital One Financial Corp.	8,265	342,254
Cash America International, Inc.	700	27,636

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Discover Financial Services	11,700	$174,330
SLM Corp.*	6,500	81,380
The Student Loan Corp.	400	14,212
		2,072,174
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	82,635
Ball Corp.	3,800	202,844
Bemis Co., Inc.	3,200	91,904
Crown Holdings, Inc.*	4,700	126,712
Graphic Packaging Holding Co.*	3,712	13,400
Owens-Illinois, Inc.*	5,000	177,700
Packaging Corp. of America	3,500	86,135
Pactiv Corp.*	4,500	113,310
Rock-Tenn Co., Class A	1,400	63,798
Sealed Air Corp.	3,800	80,104
Silgan Holdings, Inc.	1,200	72,276
Sonoco Products Co.	2,400	73,896
Temple-Inland, Inc.	4,000	81,720
		1,266,434
Distributors — 0.1%
Genuine Parts Co.	5,000	211,200
LKQ Corp.*	3,900	79,170
		290,370
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A*	5,550	340,160
Brink's Home Security Holdings, Inc.*	1,600	68,080
Career Education Corp.*	2,500	79,100
Coinstar, Inc.*	1,000	32,500
Corinthian Colleges, Inc.*	3,100	54,529
DeVry, Inc.	2,400	156,480
H&R Block, Inc.	12,900	229,620
Hillenbrand, Inc.	2,300	50,577
ITT Educational Services, Inc.*	1,100	123,728
Jackson Hewitt Tax Service, Inc.*	500	1,000
Matthews International Corp., Class A	700	24,850
Regis Corp.	1,100	20,548
Service Corp. International	9,500	87,210
Sotheby's, Class A	2,300	71,507
Spectrum Group Intl, Inc.*	498	921
Stewart Enterprises, Inc., Class A	3,000	18,750
Strayer Education, Inc.	400	97,408
Universal Technical Institute, Inc.*	1,000	22,820
Weight Watchers International, Inc.	2,500	63,825
		1,543,613
Diversified Financial Services — 2.6%
Bank of America Corp.	138,450	2,471,333
Citigroup, Inc.*	183,000	741,150
CME Group, Inc.	1,900	600,609
Interactive Brokers Group, Inc., Class A*	1,000	16,150
IntercontinentalExchange, Inc.*	1,700	190,706
J.P. Morgan Chase & Co.	107,008	4,788,608
Leucadia National Corp.*	7,200	178,632
Moody's Corp.	6,200	184,450
MSCI, Inc., Class A*	1,700	61,370
NYSE Euronext	4,400	130,284
PHH Corp.*	1,567	36,934
The NASDAQ OMX Group, Inc.*	6,000	126,720
		9,526,946
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	151,543	3,915,871
CenturyTel, Inc.	9,388	332,899
Cincinnati Bell, Inc.*	1,700	5,797
Frontier Communications Corp.	8,000	59,520
General Communication, Inc., Class A*	1,900	10,963
Premiere Global Services, Inc.*	1,300	10,738
Qwest Communications International, Inc.	46,600	243,252
tw telecom, Inc.*	5,600	101,640
Verizon Communications, Inc.	81,652	2,532,845
Windstream Corp.	14,226	154,921
		7,368,446
Electric Utilities — 1.8%
Allegheny Energy, Inc.	6,200	142,600
Allete, Inc.	1,000	33,480
American Electric Power Co., Inc.	13,400	458,012
Cleco Corp.	2,000	53,100
DPL, Inc.	3,300	89,727
Duke Energy Corp.	47,556	776,114
Edison International	9,700	331,449
El Paso Electric Co.*	1,200	24,720
Entergy Corp.	5,700	463,695
Exelon Corp.	18,200	797,342
FirstEnergy Corp.	8,500	332,265
FPL Group, Inc.	14,800	715,284
Great Plains Energy, Inc.	3,484	64,698
Hawaiian Electric Industries, Inc.	2,800	62,860
IDACORP, Inc.	1,000	34,620
ITC Holdings Corp.	1,300	71,500
MGE Energy, Inc.	200	7,072
Northeast Utilities	5,500	152,020
NV Energy, Inc.	8,400	103,572
Pepco Holdings, Inc.	7,200	123,480
Pinnacle West Capital Corp.	3,200	120,736
PNM Resources, Inc.	2,100	26,313
Portland General Electric Co.	2,100	40,551
PPL Corp.	11,100	307,581
Progress Energy, Inc.	10,200	401,472
Southern Co.	27,900	925,164
UIL Holdings Corp.	333	9,157
Unisource Energy Corp.	600	18,864
Westar Energy, Inc.	3,700	82,510
		6,769,958
Electrical Equipment — 0.7%
A.O. Smith Corp.	700	36,799
Acuity Brands, Inc.	1,000	42,210
American Superconductor Corp.*	500	14,450
AMETEK, Inc.	3,450	143,037
Baldor Electric Co.	1,700	63,580
Belden, Inc.	1,500	41,190
Brady Corp., Class A	1,600	49,792
Cooper Industries PLC	4,500	215,730
Emerson Electric Co.	21,400	1,077,276
Ener1, Inc.*	3,200	15,136
Energy Conversion Devices, Inc.*	900	7,047
EnerSys*	1,800	44,388
First Solar, Inc.*	1,600	196,240
General Cable Corp.*	1,400	37,800
GrafTech International Ltd.*	3,700	50,579
Hubbell, Inc., Class B	2,100	105,903
II-VI, Inc.*	1,100	37,224
Regal-Beloit Corp.	900	53,469
Rockwell Automation, Inc.	4,300	242,348
Roper Industries, Inc.	2,800	161,952
SunPower Corp., Class B*	1,127	18,866
Thomas & Betts Corp.*	1,300	51,012
Vicor Corp.*	200	2,762

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Woodward Governor Co.	2,000	$63,960
		2,772,750
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc.*	9,500	326,705
Amphenol Corp., Class A	5,000	210,950
Anixter International, Inc.*	1,100	51,535
Arrow Electronics, Inc.*	3,600	108,468
Avnet, Inc.*	4,722	141,660
AVX Corp.	4,800	68,160
Benchmark Electronics, Inc.*	1,050	21,777
Checkpoint Systems, Inc.*	600	13,272
Cogent, Inc.*	1,800	18,360
Cognex Corp.	1,500	27,735
Coherent, Inc.*	400	12,784
Corning, Inc.	44,460	898,537
Daktronics, Inc.	100	762
Dolby Laboratories, Inc.*	1,500	88,005
FLIR Systems, Inc.*	4,100	115,620
Ingram Micro, Inc., Class A*	6,300	110,565
Itron, Inc.*	1,000	72,570
Jabil Circuit, Inc.	5,800	93,902
Littelfuse, Inc.*	400	15,204
Molex, Inc., Class A	2,400	50,064
Molex, Inc.	3,000	52,950
MTS Systems Corp.	152	4,413
Multi-Fineline Electronix, Inc.*	600	15,456
National Instruments Corp.	2,850	95,047
Newport Corp.*	1,600	20,000
Plexus Corp.*	800	28,824
Rogers Corp.*	300	8,703
Scansource, Inc.*	200	5,756
Tech Data Corp.*	1,300	54,470
Trimble Navigation Ltd.*	3,900	112,008
Vishay Intertechnology, Inc.*	6,730	68,848
		2,913,110
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc.*	2,400	83,112
Baker Hughes, Inc.	8,400	393,456
BJ Services Co.	8,500	181,900
Bristow Group, Inc.*	200	7,546
Cal Dive International, Inc.*	1,300	9,529
Cameron International Corp.*	6,300	270,018
CARBO Ceramics, Inc.	800	49,872
Complete Production Services, Inc.*	3,000	34,650
Diamond Offshore Drilling, Inc.	4,100	364,121
Dresser-Rand Group, Inc.*	3,100	97,402
Dril-Quip, Inc.*	1,600	97,344
ENSCO International PLC, ADR	4,100	183,598
Exterran Holdings, Inc.*	1,502	36,303
FMC Technologies, Inc.*	3,800	245,594
Global Industries Ltd.*	2,500	16,050
Halliburton Co.	25,240	760,481
Helix Energy Solutions Group, Inc.*	1,301	16,952
Helmerich & Payne, Inc.	3,200	121,856
Hornbeck Offshore Services, Inc.*	1,000	18,570
ION Geophysical Corp.*	2,700	13,284
Key Energy Services, Inc.*	2,900	27,695
Nabors Industries Ltd.*	5,700	111,891
National Oilwell Varco, Inc.	11,410	463,018
Newpark Resources*	2,600	13,650
Oceaneering International, Inc.*	1,600	101,584
Oil States International, Inc.*	1,600	72,544
Parker Drilling Co.*	4,100	20,213
Patterson-UTI Energy, Inc.	4,300	60,071
Pride International, Inc.*	5,100	153,561
Rowan Cos, Inc.*	3,600	104,796
RPC, Inc.	2,925	32,555
Schlumberger Ltd.	29,200	1,853,032
SEACOR Holdings, Inc.*	700	56,462
Seahawk Drilling, Inc.*	346	6,522
Smith International, Inc.	6,424	275,076
Superior Energy Services, Inc.*	2,700	56,754
Tetra Technologies, Inc.*	600	7,332
Tidewater, Inc.	1,400	66,178
Unit Corp.*	1,300	54,964
		6,539,536
Food & Staples Retailing — 3.1%
BJ's Wholesale Club, Inc.*	2,700	99,873
Casey's General Stores, Inc.	1,800	56,520
Costco Wholesale Corp.	12,300	734,433
CVS Caremark Corp.	38,379	1,403,136
Kroger Co.	24,900	539,334
Ruddick Corp.	1,900	60,116
Safeway, Inc.	11,600	288,376
SUPERVALU, Inc.	5,075	84,651
Sysco Corp.	15,000	442,500
United Natural Foods, Inc.*	1,600	45,008
Wal-Mart Stores, Inc.	117,400	6,527,440
Walgreen Co.	27,100	1,005,139
Weis Markets, Inc.	900	32,724
Whole Foods Market, Inc.*	4,000	144,600
Winn-Dixie Stores, Inc.*	1,400	17,486
		11,481,336
Food Products — 2.0%
American Italian Pasta Co., Class A*	313	12,166
Archer-Daniels-Midland Co.	24,077	695,825
Bunge Ltd.	3,200	197,216
Campbell Soup Co.	15,500	547,925
Chiquita Brands International, Inc.*	500	7,865
ConAgra Foods, Inc.	14,800	371,036
Corn Products International, Inc.	2,100	72,786
Darling International, Inc.*	800	7,168
Dean Foods Co.*	5,184	81,337
Del Monte Foods Co.	4,588	66,985
Flowers Foods, Inc.	3,437	85,032
Fresh Del Monte Produce, Inc.*	500	10,125
General Mills, Inc.	12,900	913,191
Hain Celestial Group, Inc.*	1,400	24,290
HJ Heinz Co.	8,800	401,368
Hormel Foods Corp.	5,500	231,055
Kellogg Co.	14,800	790,764
Kraft Foods, Inc., Class A	52,371	1,583,699
Lancaster Colony Corp.	500	29,480
McCormick & Co., Inc.	4,300	164,948
Ralcorp Holdings, Inc.*	1,800	122,004
Sanderson Farms, Inc.	400	21,444
Sara Lee Corp.	18,700	260,491
Smithfield Foods, Inc.*	2,200	45,628
The Hershey Co.	6,300	269,703
The J.M. Smucker Co.	3,029	182,528
Tootsie Roll Industries, Inc.	1,054	28,481
TreeHouse Foods, Inc.*	816	35,798
Tyson Foods, Inc., Class A	7,302	139,833
		7,400,171
Gas Utilities — 0.4%
AGL Resources, Inc.	3,100	119,815

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
Atmos Energy Corp.	3,700	$105,709
Energen Corp.	2,500	116,325
EQT Corp.	3,900	159,900
National Fuel Gas Co.	2,900	146,595
New Jersey Resources Corp.	1,450	54,462
Nicor, Inc.	1,500	62,880
Northwest Natural Gas Co.	1,400	65,240
Oneok, Inc.	3,300	150,645
Piedmont Natural Gas Co., Inc.	2,300	63,434
Questar Corp.	5,200	224,640
South Jersey Industries, Inc.	400	16,796
Southwest Gas Corp.	1,500	44,880
The Laclede Group, Inc.	600	20,232
UGI Corp.	3,710	98,463
WGL Holdings, Inc.	1,900	65,835
		1,515,851
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.*	1,300	25,142
American Medical Systems Holdings, Inc.*	2,100	39,018
Baxter International, Inc.	24,900	1,449,180
Beckman Coulter, Inc.	2,600	163,280
Becton Dickinson and Co.	9,100	716,443
Boston Scientific Corp.*	33,795	244,000
CareFusion Corp.*	4,600	121,578
Conmed Corp.*	500	11,905
CR Bard, Inc.	3,700	320,494
Cyberonics, Inc.*	400	7,664
DENTSPLY International, Inc.	4,334	151,040
Edwards Lifesciences Corp.*	3,600	355,968
ev3, Inc.*	2,200	34,892
Gen-Probe, Inc.*	1,200	60,000
Greatbatch, Inc.*	300	6,357
Haemonetics Corp.*	500	28,575
Hill-Rom Holdings, Inc.	2,300	62,583
Hologic, Inc.*	6,896	127,852
Hospira, Inc.*	4,120	233,398
Idexx Laboratories, Inc.*	1,600	92,080
Immucor, Inc.*	2,175	48,698
Integra LifeSciences Holdings Corp.*	800	35,064
Intuitive Surgical, Inc.*	700	243,691
Inverness Medical Innovations, Inc.*	1,700	66,215
Kinetic Concepts, Inc.*	1,100	52,591
Masimo Corp.	1,400	37,170
Medtronic, Inc.	30,900	1,391,427
Meridian Bioscience, Inc.	300	6,111
NuVasive, Inc.*	1,200	54,240
ResMed, Inc.*	2,300	146,395
Sirona Dental Systems, Inc.*	900	34,227
St. Jude Medical, Inc.*	12,200	500,810
STERIS Corp.	2,100	70,686
Stryker Corp.	11,100	635,142
Symmetry Medical, Inc.*	200	2,008
Teleflex, Inc.	900	57,663
The Cooper Cos., Inc.	600	23,328
Thoratec Corp.*	2,100	70,245
Varian Medical Systems, Inc.*	3,600	199,188
Volcano Corp.*	1,200	28,992
West Pharmaceutical Services, Inc.	800	33,560
Wright Medical Group, Inc.*	400	7,108
Zimmer Holdings, Inc.*	6,080	359,936
		8,355,944
Health Care Providers & Services — 2.4%
Aetna, Inc.	11,300	396,743
Amedisys, Inc.*	1,100	60,742
AMERIGROUP Corp.*	2,200	73,128
AmerisourceBergen Corp.	11,636	336,513
Amsurg Corp.*	300	6,477
Brookdale Senior Living, Inc.*	3,500	72,905
Cardinal Health, Inc.	9,200	331,476
Catalyst Health Solutions, Inc.*	1,300	53,794
Centene Corp.*	1,800	43,272
Chemed Corp.	400	21,752
CIGNA Corp.	7,000	256,060
Community Health Systems, Inc.*	2,200	81,246
Coventry Health Care, Inc.*	4,550	112,476
DaVita, Inc.*	3,500	221,900
Express Scripts, Inc.*	7,100	722,496
Health Management Associates, Inc., Class A*	4,172	35,879
Health Net, Inc.*	1,700	42,279
Healthsouth Corp.*	1,758	32,875
Healthspring, Inc.*	800	14,080
Healthways, Inc.*	500	8,035
Henry Schein, Inc.*	2,700	159,030
Humana, Inc.*	5,100	238,527
inVentiv Health, Inc.*	1,000	22,460
Kindred Healthcare, Inc.*	1,800	32,490
Laboratory Corp. of America Holdings*	3,900	295,269
LifePoint Hospitals, Inc.*	1,533	56,384
Lincare Holdings, Inc.*	3,100	139,128
Magellan Health Services, Inc.*	1,300	56,524
McKesson Corp.	7,500	492,900
Medco Health Solutions, Inc.*	18,638	1,203,269
Mednax, Inc.*	1,400	81,466
Molina Healthcare, Inc.*	1,000	25,170
Odyssey HealthCare, Inc.*	400	7,244
Omnicare, Inc.	4,100	115,989
Owens & Minor, Inc.	1,500	69,585
Patterson Cos, Inc.	3,600	111,780
PharMerica Corp.*	812	14,795
PSS World Medical, Inc.*	2,900	68,179
Psychiatric Solutions, Inc.*	1,700	50,660
Quest Diagnostics, Inc.	7,400	431,346
Tenet Healthcare Corp.*	6,700	38,324
UnitedHealth Group, Inc.*	31,435	1,026,981
Universal American Corp.*	652	10,041
Universal Health Services, Inc.	2,600	91,234
VCA Antech, Inc.*	2,600	72,878
WellPoint, Inc.*	13,492	868,615
		8,704,396
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	5,300	103,668
Cerner Corp.*	2,600	221,156
Eclipsys Corp.*	1,500	29,820
MedAssets, Inc.*	1,300	27,300
Quality Systems, Inc.	1,200	73,728
		455,672
Hotels, Restaurants & Leisure — 2.0%
Ameristar Casinos, Inc.	1,800	32,796
Bally Technologies, Inc.*	1,600	64,864
Bob Evans Farms, Inc.	700	21,637
Boyd Gaming Corp.*	3,400	33,592
Brinker International, Inc.	2,650	51,092
Burger King Holdings, Inc.	3,100	65,906
Carnival Corp.	16,300	633,744

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
CEC Entertainment, Inc.*	600	$22,854
Choice Hotels International, Inc.	2,700	93,987
Cracker Barrel Old Country Store, Inc.	500	23,190
Darden Restaurants, Inc.	4,100	182,614
DineEquity, Inc.*	400	15,812
Gaylord Entertainment Co.*	700	20,503
International Game Technology	8,500	156,825
International Speedway Corp., Class A	500	12,885
Jack in the Box, Inc.*	1,800	42,390
Landry's Restaurants, Inc.*	300	5,376
Las Vegas Sands Corp.*	10,700	226,305
Life Time Fitness, Inc.*	1,300	36,530
Marriott International, Inc., Class A	10,110	318,667
McDonald's Corp.	46,300	3,089,136
MGM Mirage*	6,200	74,400
Orient-Express Hotels Ltd.*	1,100	15,598
Panera Bread Co., Class A*	700	53,543
Papa John's International, Inc.*	100	2,571
Penn National Gaming, Inc.*	2,700	75,060
Pinnacle Entertainment, Inc.*	2,000	19,480
Royal Caribbean Cruises Ltd.*	4,300	141,857
Scientific Games Corp., Class A*	3,100	43,648
Sonic Corp.*	2,025	22,376
Speedway Motorsports, Inc.	600	9,366
Starbucks Corp.*	15,800	383,466
Starwood Hotels & Resorts Worldwide, Inc.	5,000	233,200
Texas Roadhouse, Inc., Class A*	1,354	18,807
The Cheesecake Factory, Inc.*	1,750	47,355
The Marcus Corp.	200	2,598
Vail Resorts, Inc.*	1,400	56,126
Wendy's/Arby's Group, Inc., Class A	12,750	63,750
WMS Industries, Inc.*	750	31,455
Wyndham Worldwide Corp.	2,760	71,015
Wynn Resorts Ltd.	3,200	242,656
Yum! Brands, Inc.	15,700	601,781
		7,360,813
Household Durables — 0.6%
American Greetings Corp., Class A	1,700	35,428
Blyth, Inc.	375	11,719
Cavco Industries, Inc.*	100	3,414
DR Horton, Inc.	8,800	110,880
Ethan Allen Interiors, Inc.	800	16,504
Fortune Brands, Inc.	4,500	218,295
Garmin Ltd.	4,000	153,920
Harman International Industries, Inc.*	1,200	56,136
Jarden Corp.	2,655	88,385
KB Home	2,200	36,850
Kid Brands, Inc.*	400	3,460
Leggett & Platt, Inc.	5,800	125,512
Lennar Corp., Class A	2,600	44,746
Lennar Corp., Class B	800	11,160
M.D.C. Holdings, Inc.	1,057	36,583
Mohawk Industries, Inc.*	1,843	100,222
Newell Rubbermaid, Inc.	8,200	124,640
NVR, Inc.*	100	72,650
Pulte Homes, Inc.*	7,747	87,154
Ryland Group, Inc.	1,200	26,928
Snap-On, Inc.	2,000	86,680
Stanley Black & Decker, Inc.	4,622	265,349
Tempur-Pedic International, Inc.*	1,500	45,240
Toll Brothers, Inc.*	4,500	93,600
Tupperware Brands Corp.	1,700	81,974
Whirlpool Corp.	1,867	162,895
		2,100,324
Household Products — 2.1%
Central Garden and Pet Co.*	200	1,974
Central Garden and Pet Co., Class A*	400	3,664
Church & Dwight Co., Inc.	2,500	167,375
Clorox Co.	6,000	384,840
Colgate-Palmolive Co.	19,800	1,688,148
Energizer Holdings, Inc.*	1,700	106,692
Kimberly-Clark Corp.	15,400	968,352
Procter & Gamble Co.	71,605	4,530,448
		7,851,493
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	8,894	105,750
Constellation Energy Group, Inc.	4,900	172,039
Mirant Corp.*	3,600	39,096
NRG Energy, Inc.*	9,200	192,280
Ormat Technologies, Inc.	1,200	33,768
Reliant Energy, Inc.*	7,744	28,575
The AES Corp.*	16,800	184,800
		756,308
Industrial Conglomerates — 1.9%
3M Co.	19,600	1,637,972
Carlisle Cos, Inc.	1,200	45,720
General Electric Co.	273,099	4,970,402
McDermott International, Inc.*	5,500	148,060
Otter Tail Corp.	600	13,176
Textron, Inc.	4,200	89,166
Tredegar Corp.	400	6,832
		6,911,328
Insurance — 3.0%
Aflac, Inc.	13,200	716,628
Allied World Assurance Co., Holdings Ltd.	1,000	44,850
Allstate Corp.	15,100	487,881
American Equity Investment Life Holding Co.	1,800	19,170
American Financial Group, Inc.	3,900	110,955
American National Insurance Co.	400	45,416
Amtrust Financial Services, Inc.	1,389	19,377
AON Corp.	11,900	508,249
Arch Capital Group Ltd.*	1,400	106,750
Argo Group International Holdings Ltd.	648	21,118
Arthur J Gallagher & Co.	3,200	78,560
Aspen Insurance Holdings Ltd.	2,100	60,564
Assurant, Inc.	3,400	116,892
Assured Guaranty Ltd.	2,000	43,940
Axis Capital Holdings Ltd.	3,400	106,284
Brown & Brown, Inc.	4,700	84,224
Chubb Corp.	14,700	762,195
Cincinnati Financial Corp.	5,214	150,685
CNA Financial Corp.*	7,300	195,056
CNA Surety Corp.*	900	16,011
Conseco, Inc.*	2,600	16,172
Delphi Financial Group, Inc., Class S	1,675	42,143
Employers Holdings, Inc.	783	11,628
Endurance Specialty Holdings Ltd.	1,200	44,580
Erie Indemnity Co., Class A	1,400	60,382
Everest Re Group Ltd.	1,400	113,302
FBL Financial Group, Inc., Class A	200	4,896
Fidelity National Title Group, Inc., Class A	7,004	103,799
Flagstone Reinsurance Holdings Ltd.	300	3,438
Genworth Financial, Inc., Class A*	9,300	170,562
Hanover Insurance Group, Inc.	1,100	47,971

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Harleysville Group, Inc.	600	$20,256
Hartford Financial Services Group, Inc.	5,100	144,942
HCC Insurance Holdings, Inc.	4,500	124,200
Hilltop Holdings, Inc.*	1,260	14,805
Horace Mann Educators Corp.	1,700	25,602
Infinity Property & Casualty Corp.	400	18,176
Lincoln National Corp.	8,033	246,613
Loews Corp.	12,900	480,912
Markel Corp.*	100	37,466
Marsh & McLennan Cos, Inc.	14,800	361,416
MBIA, Inc.*	3,900	24,453
Mercury General Corp.	1,800	78,696
MetLife, Inc.	21,637	937,748
Montpelier Re Holdings Ltd.	2,200	36,982
Navigators Group, Inc.*	100	3,933
Old Republic International Corp.	5,500	69,740
OneBeacon Insurance Group Ltd.	300	5,175
PartnerRe Ltd.	1,200	95,664
Platinum Underwriters Holdings Ltd.	300	11,124
Principal Financial Group, Inc.	5,800	169,418
ProAssurance Corp.*	1,100	64,394
Protective Life Corp.	1,000	21,990
Prudential Financial, Inc.	12,600	762,300
Reinsurance Group of America, Inc.	2,881	151,310
RenaissanceRe Holdings Ltd.	1,400	79,464
RLI Corp.	500	28,510
Selective Insurance Group	1,000	16,600
StanCorp Financial Group, Inc.	1,400	66,682
State Auto Financial Corp.	1,600	28,720
Stewart Information Services Corp.	300	4,140
The First American Corp.	3,300	111,672
The Progressive Corp.	19,000	362,710
The Travelers Companies, Inc.	22,141	1,194,285
Torchmark Corp.	2,400	128,424
Tower Group, Inc.	1,000	22,170
Transatlantic Holdings, Inc.	1,500	79,200
Unitrin, Inc.	1,200	33,660
UnumProvident Corp.	9,580	237,297
Validus Holdings Ltd.	2,567	70,669
WR Berkley Corp.	6,505	169,715
Zenith National Insurance Corp.	1,200	45,984
		10,900,895
Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	12,600	1,710,198
Expedia, Inc.	3,928	98,043
Liberty Media Corp. - Interactive, Class A*	11,039	169,007
NetFlix, Inc.*	1,800	132,732
NutriSystem, Inc.	1,000	17,810
Priceline.com, Inc.*	1,300	331,500
		2,459,290
Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	5,154	161,887
AOL, Inc.*	3,127	79,051
Digital River, Inc.*	1,400	42,420
Earthlink, Inc.	4,500	38,430
eBay, Inc.*	33,400	900,130
Equinix, Inc.*	200	19,468
Google, Inc., Class A*	6,200	3,515,462
GSI Commerce, Inc.*	900	24,903
IAC/InterActiveCorp*	3,453	78,521
j2 Global Communications, Inc.*	1,500	35,100
RealNetworks, Inc.*	2,500	12,075
United Online, Inc.	2,150	16,082
Valueclick, Inc.*	3,400	34,476
VeriSign, Inc.*	6,100	158,661
VistaPrint NV*	1,000	57,250
Yahoo!, Inc.*	33,300	550,449
		5,724,365
IT Services — 1.6%
Accenture PLC, Class A	13,500	566,325
Acxiom Corp.*	900	16,146
Alliance Data Systems Corp.*	2,100	134,379
Amdocs Ltd.*	5,030	151,453
Automatic Data Processing, Inc.	13,800	613,686
Broadridge Financial Solutions, Inc.	4,875	104,228
CACI International, Inc., Class A*	600	29,310
Cognizant Technology Solutions Corp., Class A*	8,400	428,232
Computer Sciences Corp.*	5,500	299,695
Convergys Corp.*	3,200	39,232
CSG Systems International, Inc.*	1,800	37,728
Cybersource Corp.*	1,700	29,988
DST Systems, Inc.	2,000	82,900
Euronet Worldwide, Inc.*	200	3,686
Fidelity National Information Services, Inc.	11,998	281,233
Fiserv, Inc.*	4,650	236,034
Gartner, Inc., Class A*	4,600	102,304
Global Payments, Inc.	2,480	112,964
Hewitt Associates, Inc., Class A*	2,080	82,742
Lender Processing Services, Inc.	4,139	156,247
Mastercard, Inc., Class A	2,800	711,200
MAXIMUS, Inc.	400	24,372
NeuStar, Inc., Class A*	2,700	68,040
Paychex, Inc.	10,550	323,885
SAIC, Inc.*	4,500	79,650
Sapient Corp.	4,000	36,560
SRA International, Inc., Class A*	1,400	29,106
Syntel, Inc.	1,400	53,858
TeleTech Holdings, Inc.*	1,900	32,452
The Western Union Co.	20,508	347,816
Total System Services, Inc.	7,328	114,756
Unisys Corp.*	250	8,723
VeriFone Holdings, Inc.*	1,200	24,252
Visa, Inc.	6,400	582,592
		5,945,774
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,600	25,552
Callaway Golf Co.	1,300	11,466
Hasbro, Inc.	4,100	156,948
Mattel, Inc.	10,700	243,318
Polaris Industries, Inc.	1,200	61,392
Pool Corp.	1,200	27,168
		525,844
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.*	1,900	13,946
Bruker Corp.*	5,500	80,575
Charles River Laboratories International, Inc.*	1,588	62,425
Covance, Inc.*	2,000	122,780
Dionex Corp.*	600	44,868
Illumina, Inc.*	3,400	132,260
Life Technologies Corp.*	4,823	252,098
Luminex Corp.*	1,200	20,196
Millipore Corp.*	1,700	179,520
Parexel International Corp.*	2,400	55,944
PerkinElmer, Inc.	4,500	107,550
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Pharmaceutical Product Development, Inc.	3,500	$83,125
Techne Corp.	1,300	82,797
Thermo Fisher Scientific, Inc.*	11,823	608,175
Varian, Inc.*	1,000	51,780
Waters Corp.*	2,800	189,112
		2,087,151
Machinery — 2.0%
Actuant Corp., Class A	1,500	29,325
AGCO Corp.*	3,100	111,197
Albany International Corp., Class A	400	8,612
Barnes Group, Inc.	1,900	36,955
Briggs & Stratton Corp.	1,700	33,150
Bucyrus International, Inc.	1,700	112,183
Caterpillar, Inc.	17,600	1,106,160
CLARCOR, Inc.	1,800	62,082
Crane Co.	1,300	46,150
Cummins, Inc.	3,700	229,215
Danaher Corp.	9,200	735,172
Deere & Co.	12,000	713,520
Donaldson Co., Inc.	2,400	108,288
Dover Corp.	5,400	252,450
Eaton Corp.	4,800	363,696
ESCO Technologies, Inc.	800	25,448
Federal Signal Corp.	900	8,109
Flowserve Corp.	1,800	198,486
Gardner Denver, Inc.	1,900	83,676
Graco, Inc.	1,550	49,600
Harsco Corp.	2,000	63,880
IDEX Corp.	3,000	99,300
Illinois Tool Works, Inc.	14,400	681,984
John Bean Technologies Corp.	1,080	18,943
Joy Global, Inc.	2,900	164,140
Kaydon Corp.	900	33,840
Kennametal, Inc.	1,900	53,428
Lincoln Electric Holdings, Inc.	1,300	70,629
Manitowoc Co., Inc.	1,600	20,800
Mueller Industries, Inc.	500	13,395
Mueller Water Products, Inc., Class A	2,061	9,852
Navistar International Corp.*	1,500	67,095
Nordson Corp.	1,000	67,920
Oshkosh Corp.*	2,600	104,884
PACCAR, Inc.	10,407	451,039
Pall Corp.	4,200	170,058
Parker Hannifin Corp.	4,850	313,989
Pentair, Inc.	3,700	131,794
Sauer-Danfoss, Inc.*	1,500	19,920
SPX Corp.	1,700	112,744
Terex Corp.*	2,600	59,046
Timken Co.	3,000	90,030
Toro Co.	1,000	49,170
Trinity Industries, Inc.	2,400	47,904
Valmont Industries, Inc.	1,000	82,830
Wabtec Corp.	2,000	84,240
Watts Water Technologies, Inc., Class A	900	27,954
		7,424,282
Marine — 0.0%
Alexander & Baldwin, Inc.	900	29,745
Kirby Corp.*	2,000	76,300
		106,045
Media — 3.4%
Arbitron, Inc.	300	7,998
Ascent Media Corp., Class A*	402	10,955
Cablevision Systems Corp., Class A	7,300	176,222
CBS Corp., Class B	16,851	234,903
CBS Corp., Class A	1,300	18,122
Cinemark Holdings, Inc.	2,400	44,016
Comcast Corp., Class A	56,290	1,059,378
Comcast Corp., Class A Special	21,450	385,456
DIRECTV Class A*	73,230	2,475,906
Discovery Communications, Inc., Class A*	4,020	135,836
Discovery Communications, Inc., Class C*	4,020	118,228
DISH Network Corp., Class A	5,200	108,264
DreamWorks Animation SKG, Inc., Class A*	2,400	94,536
Gannett Co., Inc.	3,300	54,516
Interactive Data Corp.	3,500	112,000
Interpublic Group of Cos, Inc.*	11,400	94,848
John Wiley & Sons, Inc., Class A	1,700	73,576
Journal Communications, Inc., Class A*	700	2,940
Lamar Advertising Co., Class A*	2,400	82,440
Liberty Global, Inc., Series A*	3,795	110,662
Liberty Global, Inc., Series C*	5,373	155,226
Liberty Media - Starz Series A*	2,992	163,603
Liberty Media Corp. - Capital, Series A*	5,000	181,850
Live Nation, Inc.*	6,194	89,813
Madison Square Garden, Inc.*	1,825	39,657
McGraw-Hill Companies, Inc.	9,100	324,415
Mediacom Communications Corp., Class A*	2,700	16,065
Meredith Corp.	900	30,969
Morningstar, Inc.*	1,200	57,708
News Corp., Class A	49,344	711,047
News Corp., Class B	23,500	399,735
Omnicom Group, Inc.	9,100	353,171
Primedia, Inc.	1,400	4,816
Regal Entertainment Group, Class A	4,500	79,065
Scholastic Corp.	1,600	44,800
Scripps Networks Interactive, Inc., Class A	2,200	97,570
The McClatchy Co., Class A*	1,125	5,524
The New York Times Co., Class A*	2,900	32,277
Time Warner Cable, Inc.	14,801	789,041
Time Warner, Inc.	32,700	1,022,529
Viacom, Inc., Class A*	1,100	40,348
Viacom, Inc., Class B*	12,641	434,598
Walt Disney Co.	52,675	1,838,884
Warner Music Group Corp.*	4,300	29,713
World Wrestling Entertainment, Inc., Class A	1,500	25,950
		12,369,176
Metals & Mining — 1.1%
AK Steel Holding Corp.	3,100	70,866
Alcoa, Inc.	15,600	222,144
Allegheny Technologies, Inc.	2,800	151,172
AMCOL International Corp.	900	24,480
Carpenter Technology Corp.	600	21,960
Century Aluminum Co.*	1,000	13,760
Cliffs Natural Resources, Inc.	1,600	113,520
Coeur d'Alene Mines Corp.*	1,100	16,478
Commercial Metals Co.	4,600	69,276
Compass Minerals International, Inc.	1,000	80,230
Freeport-McMoRan Copper & Gold, Inc., Class B	11,318	945,506
Hecla Mining Co.*	4,300	23,521
Newmont Mining Corp.	13,000	662,090
Nucor Corp.	8,700	394,806
Reliance Steel & Aluminum Co.	2,000	98,460
Royal Gold, Inc.	1,500	69,315
Schnitzer Steel Industries, Inc., Class A	700	36,771

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Southern Copper Corp.	19,437	$615,570
Steel Dynamics, Inc.	5,800	101,326
Stillwater Mining Co.*	3,300	42,834
Titanium Metals Corp.*	4,000	66,360
United States Steel Corp.	3,300	209,616
Walter Industries, Inc.	1,400	129,178
Worthington Industries, Inc.	3,000	51,870
		4,231,109
Multi-Utilities — 1.4%
Alliant Energy Corp.	3,400	113,084
Ameren Corp.	6,400	166,912
Avista Corp.	2,100	43,491
Black Hills Corp.	1,000	30,350
Centerpoint Energy, Inc.	10,150	145,754
CH Energy Group, Inc.	300	12,252
CMS Energy Corp.	7,500	115,950
Consolidated Edison, Inc.	10,000	445,400
Dominion Resources, Inc.	20,400	838,644
DTE Energy Co.	6,100	272,060
Integrys Energy Group, Inc.	1,377	65,242
MDU Resources Group, Inc.	6,825	147,284
NiSource, Inc.	7,800	123,240
NorthWestern Corp.	400	10,724
NSTAR	4,300	152,306
OGE Energy Corp.	3,100	120,714
PG&E Corp.	12,600	534,492
Public Service Enterprise Group, Inc.	13,400	395,568
SCANA Corp.	3,900	146,601
Sempra Energy	8,500	424,150
TECO Energy, Inc.	5,800	92,162
Vectren Corp.	2,700	66,744
Wisconsin Energy Corp.	4,000	197,640
Xcel Energy, Inc.	15,500	328,600
		4,989,364
Multiline Retail — 0.8%
99 Cents Only Stores*	1,800	29,340
Big Lots, Inc.*	2,300	83,766
Dillard's, Inc., Class A	2,900	68,440
Dollar Tree, Inc.*	3,700	219,114
Family Dollar Stores, Inc.	5,600	205,016
J.C. Penney Co., Inc.	6,500	209,105
Kohl's Corp.*	8,700	476,586
Macy's, Inc.	7,600	165,452
Nordstrom, Inc.	6,300	257,355
Saks, Inc.*	2,000	17,200
Sears Holdings Corp.*	2,389	259,039
Target Corp.	20,400	1,073,040
		3,063,453
Office Electronics — 0.1%
Xerox Corp.	37,792	368,472
Zebra Technologies Corp., Class A*	1,575	46,620
		415,092
Oil, Gas & Consumable Fuels — 8.4%
Alpha Natural Resources, Inc.*	3,726	185,890
Anadarko Petroleum Corp.	13,500	983,205
Apache Corp.	9,384	952,476
Arch Coal, Inc.	2,800	63,980
Arena Resources, Inc.*	1,100	36,740
ATP Oil & Gas Corp.*	400	7,524
Berry Petroleum Co., Class A	1,600	45,056
Bill Barrett Corp.*	1,500	46,065
BPZ Resources, Inc.*	900	6,615
Brigham Exploration Co.*	1,200	19,140
Cabot Oil & Gas Corp.	3,000	110,400
Carrizo Oil & Gas, Inc.*	1,100	25,245
Chesapeake Energy Corp.	15,000	354,600
Chevron Corp.	69,810	5,293,692
Cimarex Energy Co.	2,810	166,858
CNX Gas Corp.*	3,600	136,980
Comstock Resources, Inc.*	1,500	47,700
Concho Resources, Inc.*	2,000	100,720
ConocoPhillips	41,731	2,135,375
Consol Energy, Inc.	5,400	230,364
Continental Resources, Inc.*	3,400	144,670
CVR Energy, Inc.*	500	4,375
Delta Petroleum Corp.*	1,700	2,397
Denbury Resources, Inc.*	11,108	187,392
Devon Energy Corp.	12,140	782,180
El Paso Corp.	18,100	196,204
EOG Resources, Inc.	7,100	659,874
EXCO Resources, Inc.	7,900	145,202
Exxon Mobil Corp.	146,464	9,810,159
Forest Oil Corp.*	2,771	71,547
Frontier Oil Corp.	2,800	37,800
Goodrich Petroleum Corp.*	1,100	17,204
Hess Corp.	9,200	575,460
Holly Corp.	1,400	39,074
Marathon Oil Corp.	20,102	636,027
Mariner Energy, Inc.*	2,371	35,494
Massey Energy Co.	2,500	130,725
McMoRan Exploration Co.*	1,200	17,556
Murphy Oil Corp.	5,500	309,045
Newfield Exploration Co.*	4,200	218,610
Noble Energy, Inc.	5,068	369,964
Occidental Petroleum Corp.	23,180	1,959,637
Overseas Shipholding Group, Inc.	1,100	43,153
Patriot Coal Corp.*	1,440	29,462
Peabody Energy Corp.	7,400	338,180
Penn Virginia Corp.	800	19,600
PetroHawk Energy Corp.*	6,410	129,995
Pioneer Natural Resources Co.	3,402	191,601
Plains Exploration & Production Co.*	3,117	93,479
Quicksilver Resources, Inc.*	2,200	30,954
Range Resources Corp.	4,300	201,541
Rosetta Resources, Inc.*	500	11,775
SandRidge Energy, Inc.*	3,600	27,720
Southern Union Co.	3,288	83,417
Southwestern Energy Co.*	9,600	390,912
Spectra Energy Corp.	17,878	402,791
St. Mary Land & Exploration Co.	1,700	59,177
Sunoco, Inc.	3,700	109,927
Swift Energy Co.*	900	27,666
Tesoro Corp.	3,000	41,700
USEC, Inc.*	3,300	19,041
Valero Energy Corp.	15,318	301,765
W&T Offshore, Inc.	800	6,720
Western Refining, Inc.*	1,000	5,500
Whiting Petroleum Corp.*	800	64,672
Williams Companies, Inc.	16,900	390,390
XTO Energy, Inc.	16,986	801,400
		31,121,759
Paper & Forest Products — 0.2%
Glatfelter	700	10,143
International Paper Co.	11,925	293,474
Louisiana-Pacific Corp.*	3,600	32,580
MeadWestvaco Corp.	6,540	167,097

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
Wausau Paper Corp.*	800	$6,832
Weyerhaeuser Co.	6,315	285,880
		796,006
Personal Products — 0.3%
Alberto-Culver Co.	3,500	91,525
Avon Products, Inc.	11,900	403,053
Elizabeth Arden, Inc.*	300	5,400
Estee Lauder Companies, Inc., Class A	3,400	220,558
Herbalife Ltd.	1,400	64,568
NBTY, Inc.*	2,900	139,142
Nu Skin Enterprises, Inc., Class A	2,200	64,020
Revlon, Inc., Class A*	396	5,881
USANA Health Sciences, Inc.*	200	6,282
		1,000,429
Pharmaceuticals — 5.2%
Abbott Laboratories	59,700	3,144,996
Allergan, Inc.	8,600	561,752
Auxilium Pharmaceuticals, Inc.*	1,400	43,624
Bristol-Myers Squibb Co.	59,800	1,596,660
Eli Lilly & Co.	29,800	1,079,356
Endo Pharmaceuticals Holdings, Inc.*	2,809	66,545
Forest Laboratories, Inc.*	8,100	254,016
Impax Laboratories, Inc.*	700	12,516
Johnson & Johnson	77,312	5,040,742
King Pharmaceuticals, Inc.*	6,100	71,736
Medicis Pharmaceutical Corp., Class A	1,000	25,160
Merck & Co., Inc.	87,194	3,256,696
Mylan, Inc.*	7,925	179,977
Nektar Therapeutics*	1,300	19,773
Perrigo Co.	2,900	170,288
Pfizer, Inc.	194,992	3,344,113
The Medicines Co.*	1,700	13,328
Valeant Pharmaceuticals International*	3,100	133,021
Viropharma, Inc.*	1,800	24,534
Warner Chilcott PLC*	4,500	114,975
Watson Pharmaceuticals, Inc.*	3,400	142,018
		19,295,826
Professional Services — 0.2%
Dun & Bradstreet Corp.	1,800	133,956
Equifax, Inc.	3,989	142,806
FTI Consulting, Inc.*	1,300	51,116
IHS, Inc., Class A*	1,600	85,552
Korn/Ferry International*	400	7,060
Manpower, Inc.	2,400	137,088
Monster Worldwide, Inc.*	2,500	41,525
Navigant Consulting, Inc.*	1,613	19,566
Resources Connection, Inc.*	1,700	32,589
Robert Half International, Inc.	4,400	133,892
The Corporate Executive Board Co.	500	13,295
Towers Watson & Co., Class A	1,500	71,250
TrueBlue, Inc.*	500	7,750
		877,445
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A*	4,500	71,325
Forest City Enterprises, Inc.*	1,900	27,379
Forestar Group, Inc.*	1,333	25,167
Jones Lang LaSalle, Inc.	600	43,734
The St. Joe Co.*	2,400	77,640
		245,245
Road & Rail — 0.8%
Arkansas Best Corp.	700	20,916
Avis Budget Group, Inc.*	1,400	16,100
Con-way, Inc.	1,500	52,680
CSX Corp.	11,500	585,350
Genesee & Wyoming, Inc., Class A*	1,300	44,356
Heartland Express, Inc.	3,066	50,589
Hertz Global Holdings, Inc.*	5,700	56,943
JB Hunt Transport Services, Inc.	3,500	125,580
Kansas City Southern*	2,700	97,659
Knight Transportation, Inc.	2,625	55,361
Landstar System, Inc.	1,600	67,168
Norfolk Southern Corp.	10,200	570,078
Old Dominion Freight Line, Inc.*	1,450	48,416
Ryder System, Inc.	1,600	62,016
Union Pacific Corp.	14,200	1,040,860
Werner Enterprises, Inc.	2,700	62,559
		2,956,631
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc.*	1,800	29,808
Advanced Micro Devices, Inc.*	14,700	136,269
Altera Corp.	8,000	194,480
Amkor Technology, Inc.*	7,500	53,025
Analog Devices, Inc.	8,200	236,324
Applied Materials, Inc.	36,200	487,976
Applied Micro Circuits Corp.*	1,200	10,356
Atheros Communications, Inc.*	2,000	77,420
Atmel Corp.*	17,500	88,025
ATMI, Inc.*	1,500	28,965
Broadcom Corp., Class A	12,050	399,819
Brooks Automation, Inc.*	2,000	17,640
Cabot Microelectronics Corp.*	300	11,349
Cree, Inc.*	2,600	182,572
Cymer, Inc.*	500	18,650
Cypress Semiconductor Corp.*	6,100	70,150
Diodes, Inc.*	1,500	33,600
Entegris, Inc.*	5,017	25,286
Exar Corp.*	600	4,230
Fairchild Semiconductor International, Inc.*	4,600	48,990
FEI Co.*	600	13,746
Formfactor, Inc.*	1,100	19,536
Hittite Microwave Corp.*	1,100	48,367
Integrated Device Technology, Inc.*	4,970	30,466
Intel Corp.	150,300	3,345,678
International Rectifier Corp.*	1,500	34,350
Intersil Corp., Class A	3,500	51,660
Kla-Tencor Corp.	4,900	151,508
Lam Research Corp.*	3,600	134,352
Linear Technology Corp.	6,200	175,336
LSI Corp.*	18,094	110,735
Maxim Integrated Products, Inc.	5,500	106,645
MEMC Electronic Materials, Inc.*	5,800	88,914
Microchip Technology, Inc.	5,350	150,656
Micron Technology, Inc.*	18,301	190,147
Microsemi Corp.*	2,900	50,286
MKS Instruments, Inc.*	1,300	25,467
National Semiconductor Corp.	6,400	92,480
Novellus Systems, Inc.*	2,800	70,000
Nvidia Corp.*	14,900	258,962
ON Semiconductor Corp.*	11,830	94,640
PMC - Sierra, Inc.*	8,400	74,928
Power Integrations, Inc.	400	16,480
Rambus, Inc.*	3,700	80,845
RF Micro Devices, Inc.*	1,600	7,968
Semtech Corp.*	1,000	17,430
Silicon Laboratories, Inc.*	1,800	85,806
Skyworks Solutions, Inc.*	4,200	65,520
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Teradyne, Inc.*	6,000	$67,020
Tessera Technologies, Inc.*	1,600	32,448
Texas Instruments, Inc.	34,100	834,427
TriQuint Semiconductor, Inc.*	5,100	35,700
Varian Semiconductor Equipment Associates, Inc.*	2,125	70,380
Xilinx, Inc.	7,500	191,250
		8,979,067
Software — 4.3%
ACI Worldwide, Inc.*	900	18,549
Activision Blizzard, Inc.	34,688	418,337
Adobe Systems, Inc.*	14,308	506,074
Advent Software, Inc.*	400	17,900
ANSYS, Inc.*	3,000	129,420
Ariba, Inc.*	2,300	29,555
Autodesk, Inc.*	6,300	185,346
Blackboard, Inc.*	1,000	41,660
BMC Software, Inc.*	5,700	216,600
CA, Inc.	14,490	340,080
Cadence Design Systems, Inc.*	5,300	35,298
Citrix Systems, Inc.*	5,700	270,579
Compuware Corp.*	9,700	81,480
Concur Technologies, Inc.*	1,500	61,515
Electronic Arts, Inc.*	8,400	156,744
Factset Research Systems, Inc.	1,050	77,039
Fair Isaac Corp.	750	19,005
Informatica Corp.*	3,100	83,266
Intuit, Inc.*	12,800	439,552
Jack Henry & Associates, Inc.	3,100	74,586
Lawson Software, Inc.*	6,100	40,321
Manhattan Associates, Inc.*	300	7,644
McAfee, Inc.*	5,900	236,767
Mentor Graphics Corp.*	3,500	28,070
Micros Systems, Inc.*	3,000	98,640
Microsoft Corp.	231,300	6,770,151
NetSuite, Inc.*	1,200	17,448
Novell, Inc.*	10,700	64,093
Nuance Communications, Inc.*	7,700	128,128
Oracle Corp.	137,360	3,528,778
Parametric Technology Corp.*	3,480	62,814
Progress Software Corp.*	1,300	40,859
Quest Software, Inc.*	3,100	55,149
Red Hat, Inc.*	5,100	149,277
Rovi Corp.*	3,817	141,725
S1 Corp.*	1,300	7,670
Salesforce.com, Inc.*	3,500	260,575
Solera Holdings, Inc.	1,550	59,908
Sybase, Inc.*	3,100	144,522
Symantec Corp.*	22,121	374,287
Synopsys, Inc.*	4,900	109,613
Take-Two Interactive Software, Inc.*	2,150	21,178
THQ, Inc.*	1,100	7,711
TIBCO Software, Inc.*	7,500	80,925
TiVo, Inc.*	2,700	46,224
VMware, Inc.*	2,000	106,600
Websense, Inc.*	1,600	36,432
		15,828,094
Specialty Retail — 2.4%
Aaron Rents, Inc.	1,500	50,010
Abercrombie & Fitch Co., Class A	2,500	114,100
Advance Auto Parts, Inc.	3,600	150,912
Aeropostale, Inc.*	2,700	77,841
American Eagle Outfitters, Inc.	5,750	106,490
AnnTaylor Stores Corp.*	1,550	32,085
Asbury Automotive Group, Inc.*	900	11,970
AutoNation, Inc.*	6,900	124,752
AutoZone, Inc.*	1,900	328,871
Barnes & Noble, Inc.	2,800	60,536
Bebe Stores, Inc.	1,350	12,015
Bed Bath & Beyond, Inc.*	7,200	315,072
Best Buy Co., Inc.	11,325	481,765
Cabela's, Inc.*	2,100	36,729
Carmax, Inc.*	5,546	139,316
Chico's FAS, Inc.	5,800	83,636
Childrens Place Retail Stores, Inc.*	1,100	49,005
Collective Brands, Inc.*	1,700	38,658
Dick's Sporting Goods, Inc.*	2,400	62,664
Dress Barn, Inc.*	2,000	52,320
Foot Locker, Inc.	4,100	61,664
GameStop Corp., Class A*	4,388	96,141
Group 1 Automotive, Inc.*	400	12,744
Guess?, Inc.	2,800	131,544
Gymboree Corp.*	1,000	51,630
Hibbett Sports, Inc.*	1,100	28,138
Home Depot, Inc.	46,300	1,497,805
J Crew Group, Inc.*	1,300	59,670
Jo-Ann Stores, Inc.*	200	8,396
Lowe's Cos, Inc.	40,300	976,872
Ltd. Brands, Inc.	9,080	223,550
Men's Wearhouse, Inc.	1,750	41,895
O'Reilly Automotive, Inc.*	3,600	150,156
Office Depot, Inc.*	10,500	83,790
OfficeMax, Inc.*	1,100	18,062
Penske Auto Group, Inc.*	3,200	46,144
PetSmart, Inc.	3,900	124,644
RadioShack Corp.	3,300	74,679
Rent-A-Center, Inc.*	1,700	40,205
Ross Stores, Inc.	4,300	229,921
Sally Beauty Holdings, Inc.*	6,300	56,196
Signet Jewelers Ltd.*	600	19,404
Stage Stores, Inc.	1,720	26,471
Staples, Inc.	19,850	464,291
Systemax, Inc.	1,300	28,262
The Buckle, Inc.	1,800	66,168
The Cato Corp., Class A	300	6,432
The Gap, Inc.	19,100	441,401
The Sherwin Williams Co.	4,600	311,328
Tiffany & Co.	3,600	170,964
TJX Cos, Inc.	11,600	493,232
Tractor Supply Co.	1,400	81,270
Urban Outfitters, Inc.*	4,800	182,544
Williams-Sonoma, Inc.	4,100	107,789
		8,742,149
Textiles, Apparel & Luxury Goods — 0.6%
Carter's, Inc.*	2,000	60,300
Coach, Inc.	9,100	359,632
Columbia Sportswear Co.	700	36,771
Fossil, Inc.*	2,600	98,124
Hanesbrands, Inc.*	2,101	58,450
Iconix Brand Group, Inc.*	1,200	18,432
Jones Apparel Group, Inc.	1,700	32,334
K-Swiss, Inc., Class A*	400	4,184
NIKE, Inc., Class B	10,800	793,800
Phillips-Van Heusen Corp.	1,400	80,304
Polo Ralph Lauren Corp.	1,500	127,560
The Timberland Co., Class A*	1,000	21,340
The Warnaco Group, Inc.*	1,400	66,794

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
VF Corp.	3,300	$264,495
Wolverine World Wide, Inc.	2,200	64,152
		2,086,672
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	3,700	53,650
Beneficial Mutual Bancorp, Inc.*	2,000	18,960
Brookline Bancorp, Inc.	1,500	15,960
Capitol Federal Financial	2,500	93,650
Dime Community Bancshares	600	7,578
First Niagara Financial Group, Inc.	5,600	79,632
Hudson City Bancorp, Inc.	15,107	213,915
Kearny Financial Corp.	1,486	15,499
New York Community Bancorp, Inc.	10,665	176,399
NewAlliance Bancshares, Inc.	3,600	45,432
Northwest Bancshares, Inc.	4,275	50,189
Ocwen Financial Corp.*	1,500	16,635
Oritani Financial Corp.	807	12,968
People's United Financial, Inc.	11,010	172,196
Provident Financial Services, Inc.	2,300	27,370
TFS Financial Corp.	6,895	92,048
Trustco Bank Corp.	2,380	14,685
Washington Federal, Inc.	2,947	59,883
		1,166,649
Tobacco — 1.4%
Altria Group, Inc.	66,800	1,370,736
Lorillard, Inc.	4,700	353,628
Philip Morris International, Inc.	56,100	2,926,176
Reynolds American, Inc.	9,300	502,014
Universal Corp.	800	42,152
Vector Group Ltd.	1,750	27,003
		5,221,709
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1,675	41,624
Fastenal Co.	4,500	215,955
GATX Corp.	1,700	48,705
MSC Industrial Direct Co., Class A	1,400	71,008
RSC Holdings, Inc.*	700	5,572
Watsco, Inc.	800	45,504
WESCO International, Inc.*	1,500	52,065
WW Grainger, Inc.	2,500	270,300
		750,733
Water Utilities — 0.0%
American Water Works Co., Inc.	2,800	60,928
Aqua America, Inc.	4,034	70,877
		131,805
Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A*	11,700	498,537
Crown Castle International Corp.*	7,717	295,021
Leap Wireless International, Inc.*	1,200	19,632
MetroPCS Communications, Inc.*	8,400	59,472
NII Holdings, Inc.*	3,400	141,644
NTELOS Holdings Corp.	1,100	19,569
SBA Communications Corp., Class A*	3,400	122,638
Sprint Nextel Corp.*	48,600	184,680
Syniverse Holdings, Inc.*	700	13,629
Telephone & Data Systems, Inc.	1,800	60,930
Telephone & Data Systems, Inc., Special Shares	1,400	41,776
United States Cellular Corp.*	1,300	53,794
		1,511,322
TOTAL COMMON STOCKS
(Identified Cost $258,895,242)		352,468,376

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	7
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		7

MUTUAL FUNDS — 4.3%
Other — 4.3%
DFA U.S. MicroCap Portfolio	1,358,018	15,698,688
TOTAL MUTUAL FUNDS
(Identified Cost $16,249,389)		15,698,688

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	145,002	145,002
		145,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $145,003)		145,003

Total Investments — 99.9%
(Identified Cost $275,289,634)#		368,312,074
Cash and Other Assets, Less liabilities — 0.1%		342,994

Net Assets — 100.0%		$368,655,068
____________________

†	See Note 1.
*	Non-income producing security.
#	At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $275,289,634. Net unrealized appreciation aggregated $93,022,440 of which $108,552,853 related to appreciated investment securities and $15,530,413 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

See notes to schedule of investments.

SA U.S. Market Fund

March 31, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	17.7%
Financials	15.7%
Health Care	12.6%
Consumer Discretionary	11.6%
Consumer Staples	11.4%
Industrials	10.6%
Energy	10.2%
Materials	3.9%
Utilities	3.9%
Telecommunication Services	2.4%
Tota1	100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.	300	$27,489
Northrop Grumman Corp.	55,064	3,610,547
		3,638,036
Air Freight & Logistics — 0.6%
FedEx Corp.	17,623	1,645,988
Airlines — 0.6%
Southwest Airlines Co.	126,100	1,667,042
Beverages — 0.6%
Central European Distribution Corp.*	2,157	75,517
Constellation Brands, Inc., Class A*	27,834	457,591
Molson Coors Brewing Co., Class B	26,600	1,118,796
		1,651,904
Building Products — 0.3%
Masco Corp.	49,041	761,116
Owens Corning*	2,988	76,015
		837,131
Capital Markets — 0.2%
Legg Mason, Inc.	21,290	610,384
Chemicals — 1.8%
Ashland, Inc.	10,500	554,085
Dow Chemical Co.	137,417	4,063,420
Huntsman Corp.	27,314	329,134
		4,946,639
Commercial Banks — 2.0%
Associated Banc-Corp	1,254	17,305
Fifth Third Bancorp	84,468	1,147,920
Huntington Bancshares, Inc.	34,958	187,725
KeyCorp	100,693	780,371
Marshall & Ilsley Corp.	15,826	127,399
Regions Financial Corp.	144,392	1,133,477
SunTrust Banks, Inc.	66,355	1,777,650
Zions Bancorporation	10,256	223,786
		5,395,633
Commercial Services & Supplies — 0.6%
Cintas Corp.	1,500	42,135
Covanta Holding Corp.*	4,038	67,273
R.R. Donnelley & Sons Co.	31,877	680,574
Republic Services, Inc.	32,591	945,791
		1,735,773
Communications Equipment — 0.2%
Tellabs, Inc.	54,910	415,669
Computers & Peripherals — 0.2%
SanDisk Corp.*	12,998	450,121
Construction & Engineering — 0.2%
KBR, Inc.	500	11,080
URS Corp.*	10,979	544,668
		555,748
Construction Materials — 0.2%
Vulcan Materials Co.	10,268	485,060
Consumer Finance — 1.5%
Capital One Financial Corp.	71,135	2,945,700
Discover Financial Services	73,154	1,089,995
		4,035,695
Containers & Packaging — 0.0%
Sealed Air Corp.	1,900	40,052
Temple-Inland, Inc.	500	10,215
		50,267
Diversified Financial Services — 8.6%
Bank of America Corp.	599,485	10,700,807
Citigroup, Inc.*	786,055	3,183,523
CME Group, Inc.	8,730	2,759,640
J.P. Morgan Chase & Co.	130,087	5,821,393
NYSE Euronext	36,217	1,072,386
The NASDAQ OMX Group, Inc.*	6,830	144,250
		23,681,999
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	345,669	8,932,087
CenturyTel, Inc.	17,304	613,600
Verizon Communications, Inc.	31,602	980,294
		10,525,981
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	20,100	605,613
Avnet, Inc.*	25,300	759,000
AVX Corp.	5,990	85,058
Ingram Micro, Inc., Class A*	27,460	481,923
Tech Data Corp.*	1,603	67,166
Tyco Electronics Ltd.	49,220	1,352,565
		3,351,325
Energy Equipment & Services — 2.6%
BJ Services Co.	17,500	374,500
Helmerich & Payne, Inc.	16,667	634,679
Nabors Industries Ltd.*	38,275	751,338
National Oilwell Varco, Inc.	60,553	2,457,241
Patterson-UTI Energy, Inc.	21,100	294,767
Pride International, Inc.*	26,487	797,524
Rowan Cos, Inc.*	16,350	475,949
Smith International, Inc.	22,422	960,110
Tidewater, Inc.	8,682	410,398
Unit Corp.*	600	25,368
		7,181,874
Food & Staples Retailing — 3.1%
CVS Caremark Corp.	184,489	6,744,918
Safeway, Inc.	49,471	1,229,849
SUPERVALU, Inc.	33,214	554,009
		8,528,776
Food Products — 3.5%
Archer-Daniels-Midland Co.	84,512	2,442,397
Bunge Ltd.	10,384	639,966
Corn Products International, Inc.	12,700	440,182
Del Monte Foods Co.	5,948	86,841
Kraft Foods, Inc., Class A	111,203	3,362,779
Ralcorp Holdings, Inc.*	2,600	176,228
Smithfield Foods, Inc.*	20,700	429,318
The J.M. Smucker Co.	17,440	1,050,934
Tyson Foods, Inc., Class A	52,207	999,764
		9,628,409
Gas Utilities — 0.1%
Questar Corp.	5,776	249,523
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.*	144,890	1,046,106
CareFusion Corp.*	8,224	217,360
Hologic, Inc.*	33,965	629,711
Inverness Medical Innovations, Inc.*	9,211	358,769
Teleflex, Inc.	1,500	96,105
		2,348,051
Health Care Providers & Services — 4.4%
Aetna, Inc.	53,790	1,888,567
Cardinal Health, Inc.	10,947	394,420
Community Health Systems, Inc.*	13,786	509,117

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Coventry Health Care, Inc.*	20,291	$501,593
Health Net, Inc.*	9,352	232,584
Humana, Inc.*	18,893	883,626
Omnicare, Inc.	16,000	452,640
UnitedHealth Group, Inc.*	74,580	2,436,529
Wellpoint, Inc.*	77,407	4,983,463
		12,282,539
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	88,554	3,442,979
MGM Mirage*	59,490	713,880
Royal Caribbean Cruises Ltd.*	29,079	959,316
Wendy's/Arby's Group, Inc., Class A	29,499	147,495
Wyndham Worldwide Corp.	23,746	610,985
		5,874,655
Household Durables — 1.4%
DR Horton, Inc.	16,828	212,033
Fortune Brands, Inc.	22,867	1,109,278
Lennar Corp., Class A	20,349	350,206
Mohawk Industries, Inc.*	11,600	630,808
Pulte Homes, Inc.*	19,183	215,809
Toll Brothers, Inc.*	26,700	555,360
Whirlpool Corp.	9,240	806,190
		3,879,684
Independent Power Producers & Energy Traders — 0.4%
Calpine Corp.*	37,756	448,919
Mirant Corp.*	9,600	104,256
NRG Energy, Inc.*	15,940	333,146
The AES Corp.*	21,910	241,010
		1,127,331
Industrial Conglomerates — 4.0%
General Electric Co.	590,538	10,747,792
Tyco International Ltd.	9,246	353,659
		11,101,451
Insurance — 13.9%
Alleghany Corp.*	1,572	457,085
Allied World Assurance Co., Holdings Ltd.	5,996	268,921
Allstate Corp.	90,300	2,917,593
American Financial Group, Inc.	19,642	558,815
American National Insurance Co.	4,492	510,022
Arch Capital Group Ltd.*	2,496	190,320
Aspen Insurance Holdings Ltd.	7,538	217,396
Assurant, Inc.	14,593	501,707
Axis Capital Holdings Ltd.	18,653	583,093
Chubb Corp.	23,053	1,195,298
Cincinnati Financial Corp.	28,156	813,708
CNA Financial Corp.*	45,652	1,219,822
Endurance Specialty Holdings Ltd.	515	19,132
Everest Re Group Ltd.	7,352	594,997
Fidelity National Title Group, Inc., Class A	37,567	556,743
Genworth Financial, Inc., Class A*	69,908	1,282,113
Hanover Insurance Group, Inc.	8,904	388,304
Hartford Financial Services Group, Inc.	56,970	1,619,087
HCC Insurance Holdings, Inc.	14,718	406,217
Lincoln National Corp.	47,889	1,470,192
Loews Corp.	73,779	2,750,481
MetLife, Inc.	134,713	5,838,461
Old Republic International Corp.	41,075	520,831
Prudential Financial, Inc.	71,500	4,325,750
Reinsurance Group of America, Inc.	12,042	632,446
RenaissanceRe Holdings Ltd.	825	46,827
The First American Corp.	16,300	551,592
The Travelers Companies, Inc.	95,785	5,166,643
Transatlantic Holdings, Inc.	9,769	515,803
UnumProvident Corp.	51,956	1,286,950
Validus Holdings Ltd.	12,944	356,348
Wesco Financial Corp.	1,279	493,055
White Mountains Insurance Group Ltd.	556	197,380
		38,453,132
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive, Class A*	95,637	1,464,202
Internet Software & Services — 0.3%
AOL, Inc.*	17,333	438,178
IAC/InterActiveCorp.*	22,434	510,149
		948,327
IT Services — 0.5%
Computer Sciences Corp.*	26,461	1,441,860
Life Sciences Tools & Services — 1.2%
PerkinElmer, Inc.	15,902	380,058
Thermo Fisher Scientific, Inc.*	54,455	2,801,165
		3,181,223
Machinery — 1.2%
AGCO Corp.*	12,404	444,932
Eaton Corp.	11,678	884,842
Ingersoll Rand Plc	23,600	822,932
Pentair, Inc.	11,168	397,804
SPX Corp.	6,575	436,054
Terex Corp.*	6,424	145,889
Timken Co.	5,400	162,054
		3,294,507
Media — 11.7%
CBS Corp., Class B	110,695	1,543,088
CBS Corp., Class A	8,700	121,278
Clear Channel Outdoor Holdings, Inc., Class A*	2,900	30,769
Comcast Corp., Class A	348,410	6,557,076
Comcast Corp., Class A Special	120,231	2,160,551
Discovery Communications, Inc., Class A*	22,150	748,449
Discovery Communications, Inc., Class C*	22,150	651,432
Liberty Media - Starz Series A*	8,585	469,428
News Corp., Class A	259,590	3,740,692
News Corp., Class B	106,526	1,812,007
The Washington Post Co.	774	343,795
Time Warner Cable, Inc.	61,459	3,276,379
Time Warner, Inc.	195,966	6,127,857
Walt Disney Co.	137,182	4,789,024
		32,371,825
Metals & Mining — 1.4%
Alcoa, Inc.	163,095	2,322,473
Reliance Steel & Aluminum Co.	10,200	502,146
Steel Dynamics, Inc.	3,400	59,398
United States Steel Corp.	17,100	1,086,192
		3,970,209
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	34,969	1,032,285
Multiline Retail — 1.6%
J.C. Penney Co., Inc.	29,656	954,034
Macy's, Inc.	70,866	1,542,753
Sears Holdings Corp.*	18,819	2,040,544
		4,537,331

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Electronics — 0.5%
XeroxCorp.	134,591	$1,312,262
Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	81,754	5,954,144
Chesapeake Energy Corp.	97,136	2,296,295
Chevron Corp.	22,179	1,681,834
Cimarex Energy Co.	7,705	457,523
ConocoPhillips	186,835	9,560,347
Hess Corp.	35,943	2,248,235
Marathon Oil Corp.	106,913	3,382,727
Murphy Oil Corp.	4,145	232,907
Noble Energy, Inc.	14,100	1,029,300
Pioneer Natural Resources Co.	19,476	1,096,888
Plains Exploration & Production Co.*	16,427	492,646
Sunoco, Inc.	16,426	488,016
Tesoro Corp.	10,200	141,780
Valero Energy Corp.	72,348	1,425,256
Whiting Petroleum Corp.*	7,794	630,067
		31,117,965
Paper & Forest Products — 1.6%
Domtar Corp.*	4,095	263,759
International Paper Co.	72,329	1,780,017
MeadWestvaco Corp.	28,813	736,172
Weyerhaeuser Co.	35,624	1,612,698
		4,392,646
Pharmaceuticals — 0.3%
King Pharmaceuticals, Inc.*	41,500	488,040
Watson Pharmaceuticals, Inc.*	7,985	333,533
		821,573
Road & Rail — 5.2%
CSX Corp.	67,705	3,446,185
Hertz Global Holdings, Inc.*	34,105	340,709
Kansas City Southern*	9,420	340,721
Norfolk Southern Corp.	63,800	3,565,782
Ryder System, Inc.	9,500	368,220
Union Pacific Corp.	84,800	6,215,840
		14,277,457
Semiconductors & Semiconductor Equipment — 0.5%
Micron Technology, Inc.*	133,000	1,381,870
Software — 0.3%
Activision Blizzard, Inc.	64,357	776,145
Specialty Retail — 0.3%
AutoNation Inc.*	19,116	345,617
Thrifts & Mortgage Finance — 0.0%
People's United Financial, Inc.	7,384	115,486
Wireless Telecommunication Services — 0.9%
Sprint Nextel Corp.*	337,006	1,280,623
Telephone & Data Systems, Inc.	8,400	284,340
Telephone & Data Systems, Inc., Special Shares	17,096	510,144
United States Cellular Corp.*	6,900	285,522
		2,360,629
TOTAL COMMON STOCKS
(Identified Cost $250,477,448)		275,479,239

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	447,002	447,002
		447,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $447,003)		447,003

Total Investments — 99.9%
(Identified Cost $250,924,451)#		275,926,242
Cash and Other Assets, Less liabilities — 0.1%		312,764

Net Assets — 100.0%		$276,239,006
___________________

†	See Note 1.
*	Non-income producing security.
#
At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $250,924,451. Net unrealized appreciation aggregated $25,001,791 of which $54,238,354 related to appreciated investment securities and $29,236,563 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

March 31, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	26.4%
Consumer Discretionary	17.6%
Industrials	14.0%
Energy	13.9%
Consumer Staples	7.2%
Health Care	6.7%
Materials	5.0%
Telecommunication Services	4.7%
Information Technology	3.6%
Utilities	0.9%
Total	100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.8%
AAR Corp.*	9,000	$223,380
Aerovironment, Inc.*	3,700	96,607
American Science & Engineering, Inc.(a)	2,000	149,840
Applied Signal Technology, Inc.	3,400	66,572
Argon ST, Inc.*	7,700	204,897
Arotech Corp.(a)*	2,757	4,549
BE Aerospace, Inc.*	7,600	231,420
Ceradyne, Inc.*	5,525	125,362
CPI Aerostructures, Inc.*	1,342	10,830
Cubic Corp.	6,700	241,200
Curtiss-Wright Corp.	7,275	253,170
Ducommun, Inc.	2,055	43,175
DynCorp International, Inc., Class A*	9,600	110,304
Esterline Technologies Corp.*	6,500	321,295
GenCorp, Inc.(a)*	13,000	74,880
HEICO Corp.(a)	2,339	120,599
HEICO Corp., Class A	3,120	123,802
Herley Industries, Inc.*	2,700	39,582
Hexcel Corp.*	15,900	229,596
Innovative Solutions & Support, Inc.*	4,950	31,185
Kratos Defense & Security Solutions, Inc.*	2,159	30,809
Ladish Co., Inc.*	3,100	62,496
LMI Aerospace, Inc.(a)*	2,400	44,592
Moog, Inc., Class A*	6,900	244,398
Orbital Sciences Corp.*	13,200	250,932
Sparton Corp.*	700	4,130
Stanley, Inc.*	3,290	93,074
Sypris Solutions, Inc.*	4,000	13,360
Taser International, Inc.*	14,900	87,314
Teledyne Technologies, Inc.*	8,099	334,246
The Allied Defense Group, Inc.(a)*	1,000	7,210
Triumph Group, Inc.	3,700	259,333
		4,134,139
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	10,000	33,700
Atlas Air Worldwide Holdings, Inc.*	4,900	259,945
Dynamex, Inc.*	2,200	37,840
Forward Air Corp.(a)	6,430	169,109
HUB Group, Inc., Class A*	8,300	232,234
Pacer International, Inc.(a)*	5,200	31,304
Park-Ohio Holdings Corp.*	3,058	26,880
UTi Worldwide, Inc.	16,000	245,120
		1,036,132
Airlines — 0.7%
Airtran Holdings, Inc.(a)*	28,350	144,018
Alaska Air Group, Inc.*	9,700	399,931
Allegiant Travel Co.(a)*	2,600	150,436
ATA Holdings Corp.(a),(b)	600	—
ExpressJet Holdings, Inc.*	2,300	8,671
Hawaiian Holdings, Inc.*	11,300	83,281
JetBlue Airways Corp.*	39,710	221,582
Pinnacle Airlines Corp.*	5,350	39,751
Republic Airways Holdings, Inc.(a)*	9,900	58,608
Skywest, Inc.	14,100	201,348
UAL Corp.*	6,700	130,985
US Airways Group, Inc.(a)*	27,350	201,022
		1,639,633
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	12,200	121,756
Amerigon, Inc.(a)*	5,000	50,550
ArvinMeritor, Inc.(a)*	16,600	221,610
Cooper Tire & Rubber Co.(a)	13,300	252,966
Dana Holding Corp.*	22,620	268,726
Dorman Products, Inc.(a)*	3,350	63,616
Drew Industries, Inc.*	4,800	105,696
Enova Systems, Inc.*	2,300	3,496
Exide Technologies*	17,000	97,750
Federal Mogul Corp.*	15,600	286,416
Fuel Systems Solutions, Inc.(a)*	4,600	147,016
Hawk Corp., Class A*	2,072	40,404
Modine Manufacturing Co.*	7,400	83,176
Motorcar Parts of America, Inc.*	1,000	6,500
Quantum Fuel Systems Technologies
Worldwide, Inc.(a)*	10,200	6,834
Raser Technologies, Inc.(a)*	7,100	7,100
Shiloh Industries, Inc.*	3,600	20,340
Spartan Motors, Inc.(a)	6,900	38,640
Standard Motor Products, Inc.	3,600	35,712
Stoneridge, Inc.(a)*	6,100	60,329
Strattec Security Corp.*	700	14,224
Superior Industries International, Inc.	5,600	90,048
Tenneco, Inc.*	10,500	248,325
TRW Automotive Holdings Corp.*	9,900	282,942
WABCO Holdings, Inc.*	10,200	305,184
Williams Controls, Inc.*	1,500	12,000
		2,871,356
Automobiles — 0.2%
Thor Industries, Inc.	13,400	404,814
Winnebago Industries(a)*	6,500	94,965
		499,779
Beverages — 0.1%
Boston Beer Co., Inc., Class A*	2,400	125,424
Craft Brewers Alliance, Inc.(a)*	1,456	3,611
MGP Ingredients, Inc.*	3,100	23,808
National Beverage Corp.(a)	10,920	121,430
		274,273
Biotechnology — 3.9%
Abraxis Bioscience, Inc.(a)*	4,900	253,575
Acadia Pharmaceuticals, Inc.(a)*	8,300	12,533
Achillion Pharmaceuticals, Inc.*	5,400	14,958
Acorda Therapeutics, Inc.*	5,700	194,940
Affymax, Inc.(a)*	5,485	128,514
Alkermes, Inc.*	19,225	249,348
Allos Therapeutics, Inc.(a)*	20,200	150,086
Alnylam Pharmaceuticals, Inc.(a)*	8,900	151,478
AMAG Pharmaceuticals, Inc.(a)*	3,900	136,149
Amicus Therapeutics, Inc.*	1,913	6,102
Anadys Pharmaceuticals, Inc.*	4,900	12,446
Antigenics, Inc.*	4,500	3,270
ARCA Biopharma, Inc.(a)*	600	3,270
Arena Pharmaceuticals, Inc.(a)*	15,700	48,670
Ariad Pharmaceuticals, Inc.(a)*	23,150	78,710
Arqule, Inc.(a)*	13,750	79,200
Array Biopharma, Inc.(a)*	11,866	32,513
AVI BioPharma, Inc.(a)*	500	595
BioCryst Pharmaceuticals, Inc.(a)*	8,600	56,502
BioMarin Pharmaceutical, Inc.(a)*	10,800	252,396
Biosante Pharmaceuticals, Inc.(a)*	6,696	11,986
BioSphere Medical, Inc.(a)*	4,000	10,600
Celera Corp.*	58,382	414,512
Celldex Therapeutics, Inc.(a)*	1,291	7,927
Celsion Corp.(a)*	2,900	12,528
Cepheid, Inc.(a)*	13,000	227,240
Cleveland Biolabs, Inc.(a)*	1,100	3,916
Clinical Data, Inc.(a)*	7,573	146,916

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Cubist Pharmaceuticals, Inc.*	13,200	$297,528
Curis, Inc.(a)*	10,700	32,849
Cyclacel Pharmaceuticals, Inc.(a)*	4,300	9,245
Cytokinetics, Inc.*	13,046	41,747
Cytori Therapeutics, Inc.*	6,200	28,272
Dusa Pharmaceuticals, Inc.(a)*	2,809	5,140
Dyax Corp.(a)*	28,500	97,185
Dynavax Technologies Corp.(a)*	9,900	12,870
Emergent Biosolutions, Inc.*	4,300	72,197
Enzon Pharmaceuticals, Inc.(a)*	10,100	102,818
Exelixis, Inc.(a)*	25,100	152,357
Facet Biotech Corp.(a)*	3,980	107,420
Genomic Health, Inc.(a)*	6,600	116,094
Genta, Inc.*	7	—
GenVec, Inc.*	17,000	13,260
Geron Corp.(a)*	17,500	99,400
GTx, Inc.*	4,385	14,646
Halozyme Therapeutics, Inc.(a)*	16,500	131,835
Hemispherx Biopharma, Inc.(a)*	10,000	7,400
Human Genome Sciences, Inc.*	22,625	683,275
Idenix Pharmaceuticals, Inc.*	13,500	38,070
Idera Pharmaceuticals, Inc.*	4,700	29,187
Immunogen, Inc.(a)*	13,662	110,526
Immunomedics, Inc.(a)*	16,908	56,135
Incyte Corp., Ltd.(a)*	21,900	305,724
Infinity Pharmaceuticals, Inc.*	6,050	36,905
InterMune, Inc.*	7,926	353,262
Isis Pharmaceuticals, Inc.(a)*	20,900	228,228
Lexicon Pharmaceuticals, Inc.(a)*	36,298	53,721
Ligand Pharmaceuticals, Inc., Class B*	23,777	41,610
Luna Innovations, Inc.(a)*	1,600	3,728
MannKind Corp.(a)*	31,156	204,383
Martek Biosciences Corp.(a)*	11,900	267,869
Maxygen, Inc.(a)*	7,930	52,100
Medivation, Inc.(a)*	6,300	66,087
Metabolix, Inc.(a)*	4,200	51,156
Micromet, Inc.(a)*	11,066	89,413
Molecular Insight Pharmaceuticals, Inc.(a)*	3,500	4,585
Momenta Pharmaceuticals, Inc.*	6,700	100,299
Nabi Biopharmaceuticals(a)*	28,400	155,348
Nanosphere, Inc.*	4,259	20,401
Neurocrine Biosciences, Inc.*	10,600	27,030
NeurogesX, Inc.(a)*	1,965	18,471
Novavax, Inc.(a)*	16,174	37,362
NPS Pharmaceuticals, Inc.*	14,327	72,208
OncoGenex Pharmaceutical, Inc.*	15	308
Oncothyreon, Inc.(a)*	4,100	14,227
Opko Health, Inc.*	12,963	25,667
Orchid Cellmark, Inc.*	9,850	18,715
Orexigen Therapeutics, Inc.(a)*	6,964	41,018
Osiris Therapeutics, Inc.*	4,502	33,315
OXiGENE, Inc.(a)*	6,800	8,364
PDL BioPharma, Inc.(a)	19,900	123,579
Pharmasset, Inc.(a)*	4,807	128,828
PharmAthene, Inc.*	3,800	5,472
Poniard Pharmaceuticals, Inc.(a)*	4,200	4,830
Progenics Pharmaceuticals, Inc.(a)*	6,500	34,645
Regeneron Pharmaceuticals, Inc.*	16,100	426,489
ReGeneRx Biopharmaceuticals, Inc.(a)*	10,200	5,814
Repligen Corp.(a)*	7,000	28,420
Rigel Pharmaceuticals, Inc.(a)*	7,450	59,376
Sangamo Biosciences, Inc.(a)*	9,250	50,135
Savient Pharmaceuticals, Inc.(a)*	12,400	179,180
Sciclone Pharmaceuticals, Inc.(a)*	15,200	53,656
Seattle Genetics, Inc.(a)*	18,605	222,144
Senesco Technologies, Inc.*	89	37
Spectrum Pharmaceuticals, Inc.(a)*	12,000	55,320
StemCells, Inc.(a)*	17,100	19,836
Synta Pharmaceuticals Corp.*	4,672	20,136
Targacept, Inc.*	4,194	82,454
Theravance, Inc.(a)*	6,200	82,584
Transcept Pharmaceuticals, Inc.*	1,500	11,925
Trimeris, Inc.*	6,213	15,222
Trubion Pharmaceuticals, Inc.(a)*	2,700	11,529
Vanda Pharmaceuticals, Inc.*	2,900	33,466
Vical, Inc.*	9,000	30,240
Zymogenetics, Inc.*	15,500	88,815
		9,065,972
Building Products — 0.8%
AAON, Inc.(a)	3,900	88,218
American Woodmark Corp.	3,200	62,048
Ameron International Corp.	2,000	125,780
Apogee Enterprises, Inc.	6,300	99,603
Armstrong World Industries, Inc.(a)*	4,400	159,764
Builders FirstSource, Inc.*	8,500	26,775
Gibraltar Industries, Inc.(a)*	6,800	85,748
Griffon Corp.*	10,868	135,416
Insteel Industries, Inc.	4,000	42,760
NCI Building Systems, Inc.(a)*	880	9,715
PGT, Inc.(a)*	3,525	6,380
Quanex Building Products Corp.	7,625	126,041
Simpson Manufacturing Co., Inc.	11,100	308,136
Trex Co., Inc.(a)*	2,700	57,483
U.S. Home Systems, Inc.(a)*	1,100	3,047
Universal Forest Products, Inc.	4,200	161,784
USG Corp.(a)*	13,900	238,524
		1,737,222
Capital Markets — 1.3%
American Capital Ltd.*	36,858	187,239
BGC Partners, Inc., Class A	11,800	72,098
Broadpoint Gleacher Securities, Inc.(a)*	20,047	80,188
Calamos Asset Management, Inc.	2,400	34,416
Cohen & Steers, Inc.(a)	9,400	234,624
Cowen Group, Inc., Class AClass A*	2,900	16,414
Duff & Phelps Corp., Class A	4,254	71,212
E*Trade Financial Corp.*	62,600	103,290
Evercore Partners, Inc.(a)	2,000	60,000
Firstcity Financial Corp.*	2,100	14,700
GAMCO Investors, Inc., Class A(a)	1,700	77,350
GFI Group, Inc.	18,900	109,242
Harris & Harris Group, Inc.(a)*	7,000	32,270
HFF, Inc., Class A*	2,500	18,575
International Assets Holding Corp.(a)*	1,973	29,536
Investment Technology Group, Inc.*	9,700	161,893
JMP Group, Inc.(a)	2,627	22,329
KBW, Inc.*	4,700	126,430
Knight Capital Group, Inc., Class A(a)*	9,300	141,825
MCG Capital Corp.*	13,145	68,485
MF Global Holdings Ltd.(a)*	18,300	147,681
optionsXpress Holdings, Inc.*	14,500	236,205
Penson Worldwide, Inc.(a)*	2,800	28,196
Piper Jaffray Cos.*	3,100	124,930
Riskmetrics Group, Inc.(a)*	6,790	153,522
Rodman & Renshaw Capital Group, Inc.(a)*	5,100	20,145
Safeguard Scientifics, Inc.(a)*	2,800	36,400
Sanders Morris Harris Group, Inc.(a)	5,700	35,283
Stifel Financial Corp.(a)*	5,347	287,401

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
SWS Group, Inc.	5,901	$68,039
Teton Advisors, Inc.(a)	25	288
Thomas Weisel Partners Group, Inc.(a)*	5,200	20,384
TradeStation Group, Inc.(a)*	9,706	68,039
Virtus Investment Partners, Inc.*	905	18,860
Westwood Holdings Group, Inc.(a)	258	9,494
		2,916,983
Chemicals — 2.7%
A. Schulman, Inc.	5,300	129,691
American Pacific Corp.(a)*	1,000	6,820
American Vanguard Corp.	6,233	50,799
Arabian American Development Co.(a)*	2,400	6,432
Arch Chemicals, Inc.	5,600	192,584
Balchem Corp.	6,525	160,841
Cabot Corp.	9,800	297,920
Calgon Carbon Corp.(a)*	9,200	157,504
Core Molding Technologies, Inc.*	1,500	5,100
Cytec Industries, Inc.	5,700	266,418
Ferro Corp.*	13,700	120,423
Flotek Industries, Inc.(a)*	4,400	5,588
Georgia Gulf Corp.*	4,611	85,257
H.B. Fuller Co.	10,900	252,989
Hawkins, Inc.(a)	1,200	29,040
ICO, Inc.	6,200	50,096
Innophos Holdings, Inc.	4,300	119,970
Innospec, Inc.*	2,900	32,944
KMG Chemicals, Inc.	2,500	43,950
Koppers Holdings, Inc.	4,400	124,608
Kronos Worldwide, Inc.(a)*	11,107	162,718
Landec Corp.*	8,100	53,703
LSB Industries, Inc.(a)*	4,300	65,532
Minerals Technologies, Inc.	4,400	228,096
Nanophase Technologies Corp.(a)*	4,200	7,980
NewMarket Corp.	3,400	350,166
NL Industries, Inc.(a)	11,700	100,386
Olin Corp.	17,277	338,975
OM Group, Inc.*	6,900	233,772
Omnova Solutions, Inc.*	6,600	51,810
Penford Corp.*	1,600	16,400
PolyOne Corp.*	20,800	212,992
Quaker Chemical Corp.	2,260	61,269
Rockwood Holdings, Inc.*	9,700	258,214
Senomyx, Inc.(a)*	7,000	22,925
Sensient Technologies Corp.	11,300	328,378
Solutia, Inc.*	19,400	312,534
Spartech Corp.*	6,900	80,730
Stepan Co.(a)	1,700	95,013
Valhi, Inc.	6,899	135,772
W.R. Grace & Co.*	16,200	449,712
Westlake Chemical Corp.(a)	15,100	389,429
Zep, Inc.	3,200	70,016
Zoltek Cos., Inc.*	7,800	75,192
		6,240,688
Commercial Banks — 5.9%
1st Source Corp.(a)	5,867	102,966
Amcore Financial, Inc.(a)*	4,556	2,068
AmericanWest Bancorp(a)*	3,866	1,082
Ameris Bancorp(a)	3,303	29,826
AmeriServ Financial, Inc.(a)*	4,400	7,480
Arrow Financial Corp.(a)	2,399	64,509
Bancfirst Corp.(a)	3,000	125,730
Bancorp, Inc.*	3,000	26,700
BancTrust Financial Group, Inc.(a)	3,390	16,441
Bank of Florida Corp.(a)*	3,000	2,370
Bank of Granite Corp.(a)*	3,446	4,170
Bank of the Ozarks, Inc.(a)	4,000	140,760
Banner Corp.(a)	4,360	16,742
Boston Private Financial Holdings, Inc.(a)	9,900	72,963
Cadence Financial Corp.(a)*	2,400	4,392
Camden National Corp.(a)	2,000	64,220
Cape Bancorp, Inc.(a)*	100	807
Capital City Bank Group, Inc.(a)	1,900	27,075
CapitalSource, Inc.	49,019	274,016
Capitol Bancorp Ltd.(a)*	3,700	8,954
Cardinal Financial Corp	6,692	71,471
Cascade Financial Corp.(a)	2,077	4,071
Cathay General Bancorp.	12,318	143,505
Center Bancorp, Inc.	3,180	26,426
Center Financial Corp.(a)*	6,641	32,209
Centerstate Banks of Florida, Inc.(a)	4,385	53,716
Central Pacific Financial Corp.(a)*	7,100	11,928
Chemical Financial Corp.(a)	5,050	119,281
Citizens Republic Bancorp, Inc.*	17,060	20,131
City Holding Co.(a)	6,502	222,954
CoBiz Financial, Inc.(a)	6,875	42,831
Colony Bankcorp, Inc.(a)	1,100	6,424
Columbia Banking System, Inc.(a)	4,083	82,926
Community Bank System, Inc.(a)	6,300	143,514
Community Trust Bancorp, Inc.(a)	4,498	121,851
CVB Financial Corp.(a)	21,055	209,076
Dearborn Bancorp, Inc.(a)*	1,050	1,155
East West Bancorp, Inc.	14,700	256,074
Encore Bancshares, Inc.(a)*	500	4,735
Enterprise Financial Services Corp.	2,856	31,587
Fidelity Southern Corp.(a)*	100	571
Financial Institutions, Inc.(a)	1,700	24,854
First Bancorp(a)	10,100	24,341
First Bancorp.(a)	3,400	45,968
First Busey Corp., Class A	12,676	56,028
First Citizens BancShares, Inc.	200	39,752
First Commonwealth Financial Corp.(a)	18,400	123,464
First Community Bancshares, Inc.(a)	2,661	32,917
First Financial Bancorp(a)	8,665	154,150
First Financial Bankshares, Inc.(a)	4,735	244,089
First Financial Corp.(a)	3,200	92,672
First Merchants Corp.(a)	3,877	26,984
First Midwest Bancorp, Inc.(a)	11,400	154,470
First Regional Bancorp.*	2,700	51
First Security Group, Inc.(a)	2,000	4,320
First South Bancorp, Inc.	1,100	13,750
First State Bancorp(a)*	4,900	2,695
FirstMerit Corp.	8,918	192,361
FNB Corp.(a)	19,532	158,405
FNB United Corp.(a)	2,073	2,508
Frontier Financial Corp.(a)*	1,089	2,113
Fulton Financial Corp.(a)	29,930	304,987
German American Bancorp, Inc.(a)	2,400	36,312
Glacier Bancorp, Inc.(a)	12,072	183,857
Great Southern Bancorp, Inc.(a)	3,025	67,881
Green Bankshares, Inc.(a)*	2,220	18,115
Guaranty Bancorp(a)*	11,800	18,762
Hampden Bancorp, Inc.(a)	300	3,000
Hampton Roads Bankshares, Inc.(a)	2,548	3,975
Hancock Holding Co.(a)	7,700	321,937
Hanmi Financial Corp.(a)*	9,300	22,320
Harleysville National Corp.(a)	10,526	70,524
Heartland Financial USA, Inc.(a)	5,400	86,238
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Heritage Commerce Corp.(a)*	3,188	$13,326
Home Bancshares, Inc.(a)	4,427	117,050
Horizon Financial Corp.*	2,725	44
Iberiabank Corp.	2,875	172,529
Independent Bank Corp.(a)	3,182	78,468
Independent Bank Corp.(a)	4,683	3,278
Integra Bank Corp.(a)	4,000	2,480
International Bancshares Corp.	13,920	320,021
Intervest Bancshares Corp.(a)*	1,400	5,530
Investors Bancorp, Inc.*	27,913	368,452
Lakeland Bancorp, Inc.(a)	5,276	46,693
Lakeland Financial Corp.	2,500	47,625
Macatawa Bank Corp.(a)*	3,307	5,787
MainSource Financial Group, Inc.(a)	4,530	30,487
MB Financial, Inc.	8,840	199,165
MBT Financial Corp.(a)	7,300	10,074
Mercantile Bank Corp.(a)	1,265	4,971
Metro Bancorp, Inc.(a)*	900	12,393
Midsouth Bancorp, Inc.	2,100	34,650
Midwest Banc Holdings, Inc.*	6,400	1,728
Nara Bancorp, Inc.*	5,900	51,684
National Penn Bancshares, Inc.(a)	20,123	138,849
NBT Bancorp, Inc.(a)	7,860	179,601
New Century Bancorp, Inc.*	200	1,246
NewBridge Bancorp(a)*	1,200	4,260
Northfield Bancorp, Inc.(a)	6,400	92,672
Old National Bancorp(a)	18,700	223,465
Old Second Bancorp, Inc.(a)	3,268	21,536
Oriental Financial Group, Inc.(a)	3,900	52,650
Pacific Capital Bancorp.(a)*	11,066	20,029
Pacific Continental Corp.(a)	2,600	27,300
Pacific Mercantile Bancorp(a)*	2,500	6,875
Pacific Premier Bancorp, Inc.*	300	1,470
PacWest Bancorp(a)	6,200	141,484
Park National Corp.	3,450	214,969
Patriot National Bancorp, Inc.(a)	500	873
Peapack Gladstone Financial Corp.(a)	1,312	20,612
Peoples Bancorp, Inc.(a)	2,300	37,904
Pinnacle Financial Partners, Inc.(a)*	5,500	83,105
Popular, Inc.*	44,800	130,368
Preferred Bank.(a)*	2,970	4,039
PrivateBancorp, Inc.(a)	5,300	72,610
Prosperity Bancshares, Inc.(a)	10,600	434,600
Renasant Corp.(a)	5,000	80,900
Republic Bancorp, Inc., Class A	7,344	138,361
Republic First Bancorp, Inc.(a)*	1,450	5,611
S&T Bancorp, Inc.(a)	6,000	125,400
S.Y. Bancorp, Inc.(a)	2,891	65,770
Sandy Spring Bancorp, Inc.(a)	6,300	94,500
SCBT Financial Corp.(a)	1,776	65,783
Seacoast Banking Corp. of Florida*	4,572	7,818
Sierra Bancorp(a)	2,100	27,069
Signature Bank*	7,100	263,055
Simmons First National Corp., Class A(a)	3,100	85,467
Smithtown Bancorp, Inc.(a)	3,500	14,455
Southern Community Financial Corp.*	3,300	7,326
Southern Connecticut Bancorp, Inc.*	200	1,336
Southside Bancshares, Inc.(a)	3,011	64,947
Southwest Bancorp, Inc.	2,600	21,502
State Bancorp, Inc.(a)	2,377	18,707
StellarOne Corp.(a)	2,301	30,764
Sterling Bancorp.	3,740	37,587
Sterling Bancshares, Inc.(a)	18,300	102,114
Sterling Financial Corp.(a)*	12,354	7,042
Suffolk Bancorp(a)	2,200	67,562
Sun Bancorp, Inc(a)*	5,254	20,701
Superior Bancorp(a)*	1,800	5,706
Susquehanna Bancshares, Inc.(a)	18,663	183,084
SVB Financial Group(a)*	7,900	368,614
Synovus Financial Corp.(a)	37,300	122,717
Taylor Capital Group, Inc.(a)*	2,400	31,152
Texas Capital Bancshares, Inc.(a)*	6,000	113,940
The South Financial Group, Inc.(a)	17,500	12,098
TIB Financial Corp.(a)*	1,058	751
Tompkins Financial Corp.(a)	2,420	88,282
TowneBank(a)	3,400	47,464
Trico Bancshares(a)	3,800	75,620
Trustmark Corp.(a)	13,700	334,691
UMB Financial Corp.	4,500	182,700
Umpqua Holdings Corp.(a)	14,342	190,175
Union First Market Bankshares Corp.(a)	2,400	36,240
United Bankshares, Inc.(a)	10,300	270,066
United Community Banks, Inc.*	10,989	48,461
United Security Bancshares(a)*	826	4,090
Univest Corp. of Pennsylvania(a)	3,100	57,939
Virginia Commerce Bancorp*	5,786	38,477
Washington Banking Co.	2,374	29,889
Washington Trust Bancorp, Inc.(a)	3,000	55,920
Webster Financial Corp.(a)	12,500	218,625
WesBanco, Inc.(a)	5,363	87,202
West Bancorporation, Inc.(a)	5,350	35,203
West Coast Bancorp.(a)	6,632	17,111
Westamerica Bancorporation(a)	6,300	363,195
Western Alliance Bancorp*	8,700	49,503
Whitney Holding Corp.(a)	15,475	213,400
Wilmington Trust Corp.(a)	9,483	157,133
Wilshire Bancorp, Inc.(a)	6,600	72,798
Wintrust Financial Corp.	4,750	176,747
Yadkin Valley Financial Corp.(a)	1,400	6,020
		13,619,249
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.(a)	11,398	241,638
ACCO Brands Corp.*	12,200	93,452
American Reprographics Co.*	10,300	92,391
Amrep Corp.(a)*	1,500	21,795
APAC Customer Services, Inc.(a)*	11,000	63,250
ATC Technology Corp.*	4,100	70,356
Bowne & Co., Inc.	6,327	70,609
Casella Waste Systems, Inc., Class A*	5,500	27,665
Ceco Environmental Corp.(a)*	3,800	13,832
Cenveo, Inc.*	12,200	105,652
Champion Industries, Inc.*	2,100	2,625
Clean Harbors, Inc.*	4,100	227,796
Command Security Corp.(a)*	4,300	11,309
Consolidated Graphics, Inc.*	2,500	103,525
Cornell Cos, Inc.*	2,700	49,437
Courier Corp.	1,400	23,114
Deluxe Corp.	10,400	201,968
Document Security Systems, Inc.(a)*	3,392	13,195
EnergySolutions, Inc.	15,000	96,450
EnerNOC, Inc.(a)*	3,100	92,008
Ennis, Inc.	5,800	94,366
Fuel Tech, Inc.*	2,700	21,654
G&K Services, Inc., Class A	4,300	111,284
GeoEye, Inc.*	4,200	123,900
Healthcare Services Group, Inc.	17,224	385,645
Herman Miller, Inc.	12,030	217,262
HNI Corp.	10,000	266,300

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Innerworkings, Inc.(a)*	7,006	$36,431
Interface, Inc.	12,677	146,800
Intersections, Inc.*	4,100	16,974
Kimball International, Inc., Class B	4,900	34,055
Knoll, Inc.	11,450	128,812
M&F Worldwide Corp.*	4,400	134,640
Mcgrath Rentcorp	5,300	128,419
Metalico, Inc.*	7,500	44,925
Mine Safety Appliances Co.(a)	8,100	226,476
Mobile Mini, Inc.(a)*	7,820	121,132
Multi-Color Corp.	1,100	13,178
North American Galvanizing & Coating, Inc.*	6,399	35,578
PRG-Schultz International, Inc.(a)*	2,900	17,023
Protection One, Inc.*	5,134	58,733
Schawk, Inc.	5,600	101,528
Standard Parking Corp.*	4,000	65,680
Standard Register Co.(a)	5,600	29,960
Steelcase, Inc., Class A	11,644	75,337
Superior Uniform Group, Inc.	1,100	10,615
SYKES Enterprises, Inc.(a)*	11,326	258,686
Team, Inc.*	4,200	69,678
Tetra Tech, Inc.*	10,702	246,574
The Brink's Co.	7,700	217,371
The Geo Group, Inc.*	10,400	206,128
TRC Cos, Inc.(a)*	7,000	20,510
United Stationers, Inc.*	6,400	376,640
US Ecology, Inc.	3,766	60,633
Versar, Inc.(a)*	2,000	6,060
Viad Corp.	4,500	92,475
Virco Manufacturing(a)	2,494	9,502
Waste Services, Inc.*	4,200	41,538
WCA Waste Corp.*	7,300	37,157
		5,911,726
Communications Equipment — 2.9%
Acme Packet, Inc.*	9,900	190,872
ADC Telecommunications, Inc.(a)*	26,500	193,715
Adtran, Inc.	10,065	265,213
Airvana, Inc.(a)*	10,546	80,782
Anaren, Inc.*	3,900	55,536
Arris Group, Inc.*	27,627	331,800
Aruba Networks, Inc.(a)*	15,000	204,900
Aviat Networks, Inc.*	10,125	67,129
Aware, Inc.(a)*	4,900	11,760
Bel Fuse, Inc., Class B	1,890	38,083
BigBand Networks, Inc.(a)*	8,234	29,066
Black Box Corp.	3,700	113,812
Blue Coat Systems, Inc.(a)*	8,700	270,048
Ciena Corp.*	15,600	237,744
Communications Systems, Inc.(a)	1,000	12,930
Comtech Telecommunications Corp.*	5,325	170,347
DG FastChannel, Inc.*	4,872	155,660
Digi International, Inc.*	7,600	80,864
EchoStar Corp., Class A*	4,300	87,204
EF Johnson Technologies, Inc.*	8,800	8,204
Emcore Corp.(a)*	17,500	21,175
EMS Technologies, Inc.*	3,600	59,760
Emulex Corp.*	18,500	245,680
EndWave Corp.(a)*	2,950	8,112
Extreme Networks*	21,300	65,391
Finisar Corp.*	10,300	161,813
Globecomm Systems, Inc.*	4,150	31,913
Harmonic, Inc.*	27,125	171,159
Hughes Communications, Inc.*	2,800	77,980
Infinera Corp.(a)*	15,500	132,060
InterDigital, Inc.(a)*	11,952	332,983
Ixia*	14,328	132,821
JDS Uniphase Corp.*	17,460	218,774
KVH Industries, Inc.*	3,300	43,527
Loral Space & Communications, Inc.*	4,100	143,992
Netgear, Inc.*	7,961	207,782
Network Equipment Technologies, Inc.(a)*	5,600	30,856
Occam Networks, Inc.*	4,466	29,297
Oclaro, Inc.*	1	3
Oplink Communications, Inc.*	4,200	77,868
Opnext, Inc.(a)*	13,882	32,762
Optical Cable Corp.*	374	1,298
Orbcomm, Inc.*	6,700	14,405
Palm, Inc.(a)*	11,870	44,631
Parkervision, Inc.(a)*	5,400	9,180
PC-Tel, Inc.*	4,100	25,338
Performance Technologies, Inc.*	2,500	6,650
Plantronics, Inc.	11,000	344,080
Relm Wireless Corp.(a)*	2,000	7,460
Riverbed Technology, Inc.*	10,000	284,000
SCM Microsystems, Inc.(a)*	3,000	5,700
Seachange International, Inc.*	7,100	50,978
ShoreTel, Inc.(a)*	6,258	41,365
Sonus Networks, Inc.*	63,075	164,626
Sycamore Networks, Inc.	6,549	131,700
Symmetricom, Inc.*	21,384	124,669
Tekelec*	14,900	270,584
Telular Corp.*	3,600	10,944
Tollgrade Communications, Inc.*	2,200	13,838
Utstarcom, Inc.(a)*	28,400	79,236
Viasat, Inc.(a)*	6,400	221,504
		6,683,563
Computers & Peripherals — 1.0%
3PAR, Inc.(a)*	9,264	92,640
ActivIdentity Corp.(a)*	10,500	29,820
Adaptec, Inc.*	29,728	97,211
Astro-Med, Inc.	575	4,384
Avid Technology, Inc.(a)*	9,895	136,353
Compellent Technologies, Inc.(a)*	4,600	80,730
Concurrent Computer Corp.(a)*	1,444	8,303
Cray, Inc.*	6,539	38,907
Datalink Corp.*	2,300	10,488
Dataram Corp.(a)*	1,799	4,390
Dot Hill Systems Corp.*	11,900	17,731
Electronics for Imaging, Inc.*	11,600	134,908
Hauppauge Digital, Inc.*	2,400	2,064
Hutchinson Technology, Inc.(a)*	5,200	32,448
Hypercom Corp.*	18,300	70,638
Imation Corp.*	6,900	75,969
Immersion Corp.(a)*	6,300	31,500
Intermec, Inc.*	13,900	197,102
Interphase Corp.*	1,200	3,132
Intevac, Inc.*	4,883	67,483
Isilon Systems, Inc.*	11,049	95,132
KEY Tronic Corp.*	1,700	8,755
LaserCard Corp.(a)*	2,100	13,209
Netezza Corp.(a)*	9,700	124,063
Novatel Wireless, Inc.(a)*	6,800	45,764
Presstek, Inc.(a)*	8,300	37,184
Qualstar Corp.(a)	3,000	5,850
Quantum Corp.*	34,100	89,683
Rimage Corp.*	4,700	67,962

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Silicon Graphics International Corp.(a)*	6,100	$65,209
STEC, Inc.*	10,200	122,196
Stratasys, Inc.*	4,600	112,148
Super Micro Computer, Inc.*	4,900	84,672
Synaptics, Inc.(a)*	13,601	375,524
Transact Technologies, Inc.*	1,515	11,029
Video Display Corp.(a)*	1,990	10,686
		2,405,267
Construction & Engineering — 0.8%
Argan, Inc.(a)*	1,074	13,962
Comfort Systems USA, Inc.	8,930	111,535
Dycom Industries, Inc.*	8,000	70,160
EMCOR Group, Inc.*	14,714	362,406
Furmanite Corp.(a)*	8,080	41,935
Granite Construction, Inc.(a)	6,600	199,452
Great Lakes Dredge & Dock Corp.	9,400	49,350
Insituform Technologies, Inc., Class A(a)*	6,600	175,626
Integrated Electrical Services, Inc.*	2,998	16,939
Layne Christensen Co.*	3,200	85,472
MasTec, Inc.(a)*	15,259	192,416
Michael Baker Corp.*	1,300	44,824
MYR Group, Inc.*	1,800	29,358
Northwest Pipe Co.(a)*	2,100	45,885
Orion Marine Group, Inc.(a)*	4,300	77,615
Pike Electric Corp.*	7,600	70,832
Sterling Construction Co., Inc.*	2,500	39,300
Tutor Perini Corp.*	7,341	159,667
		1,786,734
Construction Materials — 0.3%
Eagle Materials, Inc.	9,800	260,092
Headwaters, Inc.*	9,300	42,687
Texas Industries, Inc.(a)	6,200	211,854
U.S. Concrete, Inc.(a)*	8,300	3,154
United States Lime & Minerals, Inc.(a)*	1,679	64,927
		582,714
Consumer Finance — 0.7%
Advance America Cash Advance Centers, Inc.	13,800	80,316
AmeriCredit Corp.(a)*	5,298	125,881
Cardtronics, Inc.*	6,100	76,677
Cash America International, Inc.(a)	6,500	256,620
CompuCredit Holdings Corp.(a)	10,800	55,728
Consumer Portfolio Services, Inc.(a)*	10,500	23,520
Credit Acceptance Corp.(a)*	4,635	191,147
Dollar Financial Corp.(a)*	5,400	129,924
Ezcorp, Inc., Class A*	6,900	142,140
First Cash Financial Services, Inc.*	7,400	159,618
Nelnet, Inc., Class A	9,000	167,040
QC Holdings, Inc.(a)	5,600	28,952
Rewards Network, Inc.(a)	3,132	41,969
The First Marblehead Corp.(a)*	4,700	13,348
The Student Loan Corp.	2,300	81,719
United PanAm Financial Corp.(a)*	3,692	11,002
World Acceptance Corp.(a)*	3,636	131,187
		1,716,788
Containers & Packaging — 0.4%
AEP Industries, Inc.*	1,000	26,020
Boise, Inc.*	17,000	104,210
Bway Holding Co.*	3,500	70,350
Graphic Packaging Holding Co.(a)*	58,400	210,824
Myers Industries, Inc.	6,987	73,224
Northern Technologies International Corp.(a)*	800	7,592
Rock-Tenn Co., Class A	4,361	198,731
Temple-Inland, Inc.	7,000	143,010
		833,961
Distributors — 0.0%
Audiovox Corp., Class A*	3,800	29,564
Core-Mark Holding Co., Inc.*	1,600	48,976
KSW, Inc.(a)	1,050	3,843
		82,383
Diversified Consumer Services — 1.4%
American Public Education, Inc.(a)*	2,940	137,004
Brink's Home Security Holdings, Inc.*	6,900	293,595
Cambium Learning Group, Inc.*	4,496	17,984
Capella Education Co.(a)*	1,900	176,396
Carriage Services, Inc.*	3,900	17,901
Coinstar, Inc.(a)*	6,400	208,000
Collectors Universe	942	10,645
Corinthian Colleges, Inc.(a)*	13,100	230,429
CPI Corp.	1,100	15,246
Hillenbrand, Inc.	9,900	217,701
Jackson Hewitt Tax Service, Inc.(a)*	7,100	14,200
K12, Inc.(a)*	4,700	104,387
Learning Tree International, Inc.(a)*	5,000	70,350
Lincoln Educational Services Corp.(a)*	5,874	148,612
Mac-Gray Corp.(a)	2,474	27,931
Matthews International Corp., Class A	6,900	244,950
Pre-Paid Legal Services, Inc.(a)*	2,300	87,055
Princeton Review, Inc.*	9,335	32,579
Regis Corp.	8,800	164,384
Service Corp. International(a)	33,652	308,925
Sotheby's, Class A	8,800	273,592
Spectrum Group Intl, Inc.(a)*	7,402	13,694
Steiner Leisure Ltd.*	2,200	97,504
Stewart Enterprises, Inc., Class A(a)	18,000	112,500
Universal Technical Institute, Inc.*	5,900	134,638
		3,160,202
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.*	6,900	43,539
Asta Funding, Inc.(a)	2,600	18,304
Encore Capital Group, Inc.(a)*	6,000	98,700
Interactive Brokers Group, Inc., Class A(a)*	6,200	100,130
Life Partners Holdings, Inc.(a)	2,500	55,425
MarketAxess Holdings, Inc.	7,100	111,683
Marlin Business Services Corp.*	2,800	28,420
Medallion Financial Corp.	3,400	27,064
MicroFinancial, Inc.	400	1,564
NewStar Financial, Inc.(a)*	6,542	41,738
PHH Corp.(a)*	11,200	263,984
Pico Holdings, Inc.(a)*	4,200	156,198
Portfolio Recovery Associates, Inc.(a)*	3,000	164,610
Primus Guaranty Ltd.(a)*	6,300	26,460
Resource America, Inc.(a)	3,800	18,240
		1,156,059
Diversified Telecommunication Services — 0.7%
AboveNet, Inc.*	3,300	167,409
Alaska Communications Systems Group, Inc.(a)	7,552	61,322
Arbinet-thexchange, Inc.(a)*	6,400	12,864
Atlantic Tele-Network, Inc.	3,600	161,748
Cbeyond, Inc.(a)*	6,100	83,448
Cincinnati Bell, Inc.(a)*	51,900	176,979
Cogent Communications Group, Inc.*	10,000	104,100

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Consolidated Communications Holdings, Inc.(a)	6,282	$119,107
General Communication, Inc., Class A*	12,400	71,548
Global Crossing Ltd.(a)*	10,200	154,530
HickoryTech Corp.(a)	2,300	20,309
IDT Corp. Class B(a)*	1,900	12,312
Iowa Telecommunications Services, Inc.	7,000	116,900
Neutral Tandem, Inc.(a)*	3,900	62,322
PAETEC Holding Corp.*	24,300	113,724
Premiere Global Services, Inc.*	13,860	114,483
SureWest Communications(a)*	3,708	31,852
XETA Technologies, Inc.(a)*	1,300	4,472
		1,589,429
Electric Utilities — 1.1%
Allete, Inc.	7,400	247,752
Central Vermont Public Service Corp.	2,500	50,425
Cleco Corp.	15,000	398,250
El Paso Electric Co.*	11,500	236,900
Empire District Electric Co.	7,700	138,754
IDACORP, Inc.	10,600	366,972
MGE Energy, Inc.(a)	4,500	159,120
PNM Resources, Inc.	17,350	217,395
Portland General Electric Co.	14,100	272,271
UIL Holdings Corp.	5,166	142,065
Unisource Energy Corp.	8,000	251,520
Unitil Corp.(a)	1,200	27,900
		2,509,324
Electrical Equipment — 2.2%
A.O. Smith Corp.	4,900	257,593
Acuity Brands, Inc.(a)	7,200	303,912
American Superconductor Corp.(a)*	9,700	280,330
AZZ, Inc.(a)	2,700	91,395
Baldor Electric Co.(a)	10,400	388,960
Belden, Inc.	9,000	247,140
Brady Corp., Class A	11,200	348,544
Broadwind Energy, Inc.(a)*	12,600	56,322
BTU International, Inc.*	2,100	12,831
C&D Technologies, Inc.(a)*	5,800	9,280
Capstone Turbine Corp.(a)*	20,500	26,035
Chase Corp.(a)	700	8,834
Coleman Cable, Inc.(a)*	2,400	11,856
Encore Wire Corp.	5,200	108,160
Ener1, Inc.(a)*	19,900	94,127
Energy Focus, Inc.(a)*	2,200	2,486
EnerSys*	10,800	266,328
Evergreen Solar, Inc.(a)*	26,600	30,058
Franklin Electric Co., Inc.	5,300	158,947
FuelCell Energy, Inc.(a)*	16,310	45,994
GrafTech International Ltd.*	20,260	276,954
GT Solar International, Inc.*	21,600	112,968
Hoku Corp.(a)*	5,700	14,706
II-VI, Inc.*	11,911	403,068
LaBarge, Inc.*	3,700	40,885
LSI Industries, Inc.	4,900	33,418
Magnetek, Inc.*	11,900	19,992
Microvision, Inc.(a)*	13,630	38,437
Ocean Power Technologies, Inc.*	700	4,949
Orion Energy Systems, Inc.*	3,100	15,190
Plug Power, Inc.(a)*	20,763	14,372
Polypore International, Inc.*	6,400	111,744
Powell Industries, Inc.*	2,600	84,578
Power-One, Inc.(a)*	19,262	81,286
PowerSecure International, Inc.(a)*	5,500	43,340
Preformed Line Products Co.	850	32,428
Regal-Beloit Corp.	5,200	308,932
SatCon Technology Corp.*	6,900	16,767
SL Industries, Inc.*	986	8,923
Spire Corp.(a)*	1,100	4,323
Technology Research Corp.(a)	800	3,856
Thomas & Betts Corp.*	7,285	285,863
Ultralife Corp.(a)*	3,600	14,436
UQM Technologies, Inc.(a)*	5,620	23,660
Vicor Corp.(a)*	9,800	135,338
Woodward Governor Co.	4,497	143,814
		5,023,359
Electronic Equipment, Instruments & Components — 2.8%
ADDvantage Technologies Group, Inc.(a)*	2,400	5,424
Advanced Photonix, Inc.*	3,300	1,881
Agilysys, Inc.	5,276	58,933
Anixter International, Inc.(a)*	4,900	229,565
Bell Microproducts, Inc.(a)*	6,400	44,672
Benchmark Electronics, Inc.*	14,710	305,085
Brightpoint, Inc.*	18,344	138,130
CalAmp Corp.*	3,779	10,619
Checkpoint Systems, Inc.*	8,500	188,020
Clearfield, Inc.(a)*	1,600	4,384
Cogent, Inc.*	22,200	226,440
Cognex Corp.	8,900	164,561
Coherent, Inc.*	6,900	220,524
Comverge, Inc.(a)*	3,361	38,013
CPI International, Inc.*	3,600	47,736
CTS Corp.	6,500	61,230
Cyberoptics Corp.(a)*	1,700	15,878
Daktronics, Inc.(a)	9,125	69,533
DDi Corp.(a)*	3,797	21,529
Digital Theater Systems, Inc.(a)*	3,700	125,948
Echelon Corp.(a)*	12,900	115,713
Electro Rent Corp.	6,482	85,109
Electro Scientific Industries, Inc.*	6,080	77,885
FARO Technologies, Inc.*	3,250	83,687
Frequency Electronics, Inc.*	1,400	7,392
Gerber Scientific, Inc.*	5,000	31,050
GTSI Corp.*	2,500	13,875
Henry Bros Electronics, Inc.(a)*	300	1,221
I.D. Systems, Inc.(a)*	1,600	4,784
ICx Technologies, Inc.(a)*	5,849	40,768
IEC Electronics Corp.(a)*	800	4,312
Insight Enterprises, Inc.*	10,250	147,190
Intelli-Check - Mobilisa, Inc.*	3,500	7,700
IntriCon Corp.*	1,000	3,880
IPG Photonics Corp.(a)*	13,639	201,857
Iteris, Inc.(a)*	7,798	15,596
Jabil Circuit, Inc.	468	7,577
Keithley Instruments, Inc.	3,100	20,460
L-1 Identity Solutions, Inc.*	18,300	163,419
LeCroy Corp.*	2,785	13,841
Littelfuse, Inc.*	4,865	184,919
LoJack Corp.*	3,500	14,455
Mace Security International, Inc.*	2,793	2,681
Maxwell Technologies, Inc.(a)*	4,300	53,277
Measurement Specialties, Inc.*	2,300	33,833
Mechanical Technology, Inc.(a)*	700	462
Mercury Computer Systems, Inc.*	4,900	67,228
Methode Electronics, Inc., Class A	8,200	81,180
MTS Systems Corp.	3,800	110,314
Multi-Fineline Electronix, Inc.*	6,500	167,440
NAPCO Security Technologies, Inc.*	4,850	11,155

See notes to schedule of investments.

	SHARES	VALUE†

COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
NetList, Inc.(a)*	3,200	$11,520
Newport Corp.*	8,200	102,500
NU Horizons Electronics Corp.*	4,000	12,840
OSI Systems, Inc.*	3,300	92,565
PAR Technology Corp.(a)*	3,000	18,150
Park Electrochemical Corp.	4,000	114,960
PC Connection, Inc.*	6,200	38,440
PC Mall, Inc.(a)*	2,200	11,132
Perceptron, Inc.*	1,100	4,785
Planar Systems, Inc.(a)*	3,817	10,649
Plexus Corp.*	8,900	320,667
Radisys Corp.*	9,800	87,808
RAE Systems, Inc.(a)*	14,200	11,573
Remec, Inc.*	4,693	4,435
Research Frontiers, Inc.(a)*	2,600	7,358
Richardson Electronics Ltd.	2,700	21,465
Rofin-Sinar Technologies, Inc.*	7,200	162,864
Rogers Corp.*	3,900	113,139
Sanmina-SCI Corp.*	11,744	193,776
Scansource, Inc.*	5,700	164,046
Smart Modular Technologies WWH, Inc.*	9,900	76,329
Spectrum Control, Inc.*	2,800	32,732
SYNNEX Corp.(a)*	7,200	212,832
Tech Data Corp.*	2,300	96,370
Technitrol, Inc.	9,000	47,520
TTM Technologies, Inc.(a)*	9,629	85,506
Ultimate Electronics, Inc.(b)	1,600	—
Universal Display Corp.(a)*	7,300	85,921
Viasystems Group, Inc.*	425	9,235
Vicon Industries, Inc.*	1,000	5,100
Vishay Intertechnology, Inc.*	38,800	396,924
Wireless Ronin Technologies, Inc.(a)*	2,168	5,420
X-Rite, Inc.(a)*	7,200	21,816
Zygo Corp.*	3,600	33,228
		6,365,970
Energy Equipment & Services — 2.0%
Allis-Chalmers Energy, Inc.(a)*	10,707	37,903
Basic Energy Services, Inc.(a)*	9,300	71,703
Bolt Technology Corp.(a)*	1,500	16,965
Boots & Coots International Control, Inc.(a)*	12,900	31,347
Bristow Group, Inc.(a)*	5,200	196,196
Bronco Drilling Co., Inc.(a)*	6,000	28,200
Cal Dive International, Inc.*	17,748	130,093
CARBO Ceramics, Inc.	5,350	333,519
Complete Production Services, Inc.(a)*	16,900	195,195
Dawson Geophysical Co.(a)*	1,100	32,164
ENGlobal Corp.(a)*	6,100	16,897
Exterran Holdings, Inc.(a)*	10,000	241,700
Geokinetics, Inc.*	1,100	7,931
Global Industries Ltd.(a)*	18,211	116,915
Gulf Island Fabrication, Inc.	2,600	56,550
Gulfmark Offshore, Inc.*	4,800	127,440
Helix Energy Solutions Group, Inc.*	17,200	224,116
Hercules Offshore, Inc.(a)*	19,000	81,890
Hornbeck Offshore Services, Inc.(a)*	5,800	107,706
ION Geophysical Corp.(a)*	20,600	101,352
Key Energy Services, Inc.*	21,100	201,505
Lufkin Industries, Inc.	3,100	245,365
Matrix Service Co.*	5,900	63,484
Mitcham Industries, Inc.*	2,026	14,648
Natural Gas Services Group, Inc.*	2,500	39,675
Newpark Resources*	19,900	104,475
Oil States International, Inc.*	5,500	249,370
Omni Energy Services Corp.*	3,800	7,334
OYO Geospace Corp.*	1,000	47,810
Parker Drilling Co.(a)*	25,500	125,715
PHI, Inc.(a)*	2,300	48,714
Pioneer Drilling Co.*	11,400	80,256
Royale Energy, Inc.(a)*	1,600	3,456
RPC, Inc.(a)	22,050	245,416
SEACOR Holdings, Inc.*	3,273	264,000
Seahawk Drilling, Inc.*	100	1,885
Sulphco, Inc.(a)*	18,300	5,307
Superior Energy Services, Inc.*	8,600	180,772
Superior Well Services, Inc.*	5,300	70,914
T-3 Energy Services, Inc.*	2,100	51,576
Tetra Technologies, Inc.*	16,850	205,907
TGC Industries, Inc.(a)*	5,897	23,824
Trico Marine Services, Inc.(a)*	3,776	8,760
Union Drilling, Inc.(a)*	5,000	30,800
Unit Corp.*	1,200	50,736
Willbros Group, Inc.*	5,500	66,055
		4,593,541
Food & Staples Retailing — 0.9%
Casey's General Stores, Inc.	12,174	382,264
Great Atlantic & Pacific Tea Co.(a)*	13,012	99,802
Ingles Markets, Inc.	2,600	39,078
Nash Finch Co.(a)	2,000	67,300
Pricesmart, Inc.(a)	6,250	145,313
Ruddick Corp.(a)	10,900	344,876
Spartan Stores, Inc.	4,834	69,706
Susser Holdings Corp.(a)*	4,500	38,025
The Andersons, Inc.	4,100	137,268
The Pantry, Inc.*	5,100	63,699
United Natural Foods, Inc.*	10,300	289,739
Weis Markets, Inc.	6,390	232,340
Winn-Dixie Stores, Inc.*	10,200	127,398
		2,036,808
Food Products — 1.5%
Alico, Inc.(a)	1,300	32,825
American Italian Pasta Co., Class A(a)*	4,378	170,173
B&G Foods, Inc., Class A	7,700	80,696
Cagle's, Inc., Class A*	1,200	7,200
Cal-Maine Foods, Inc.	5,100	172,839
Calavo Growers, Inc.(a)	3,200	58,368
Chiquita Brands International, Inc.(a)*	10,000	157,300
Coffee Holding Co., Inc.(a)*	600	2,742
Darling International, Inc.*	18,400	164,864
Del Monte Foods Co.	5,871	85,717
Diamond Foods, Inc.(a)	3,800	159,752
Farmer Bros Co.(a)	3,200	59,968
Fresh Del Monte Produce, Inc.*	9,900	200,475
Hain Celestial Group, Inc.(a)*	8,179	141,906
HQ Sustainable Maritime Industries, Inc.(a)*	2,478	14,868
Imperial Sugar Co.(a)	3,200	49,632
J&J Snack Foods Corp.	4,500	195,615
John B. Sanfilippo & Son, Inc.*	2,650	39,087
Lancaster Colony Corp.	7,600	448,096
Lance, Inc.	7,100	164,223
Lifeway Foods, Inc.(a)*	3,800	45,106
Omega Protein Corp.*	4,197	24,133
Overhill Farms, Inc.*	1,600	9,328
Pilgrims Pride Corp.*	7,300	77,672
Reddy Ice Holdings, Inc.(a)*	4,800	22,176

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Rocky Mountain Chocolate Factory, Inc.	1,260	$11,592
Sanderson Farms, Inc.(a)	4,600	246,606
Scheid Vineyards, Inc., Class A*	20	302
Seneca Foods Corp., Class A*	500	14,560
Smart Balance, Inc.*	14,800	95,904
Tasty Baking Co.	800	5,776
Tootsie Roll Industries, Inc.(a)	8,742	236,286
TreeHouse Foods, Inc.(a)*	7,400	324,638
		3,520,425
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	2,043	60,881
Delta Natural Gas Co., Inc.	200	5,936
Energy, Inc.	300	3,060
New Jersey Resources Corp.	9,451	354,980
Northwest Natural Gas Co.	6,800	316,880
RGC Resources, Inc.(a)	200	6,358
South Jersey Industries, Inc.(a)	6,400	268,736
Southwest Gas Corp.	9,900	296,208
Laclede Group, Inc.	4,500	151,740
		1,464,779
Health Care Equipment & Supplies — 4.2%
Abaxis, Inc.(a)*	4,900	133,231
ABIOMED, Inc.(a)*	9,400	97,102
Accuray, Inc.*	11,400	69,426
Align Technology, Inc.(a)*	15,100	292,034
Alphatec Holdings, Inc.(a)*	11,124	70,860
American Medical Systems Holdings, Inc.(a)*	18,000	334,440
Analogic Corp.	3,000	128,190
Angiodynamics, Inc.*	6,163	96,266
Anika Therapeutics, Inc.*	4,100	29,233
Arthrocare Corp.*	6,000	178,320
AtriCure, Inc.*	2,740	16,139
ATS Medical, Inc.(a)*	29,600	76,960
Biolase Technology, Inc.(a)*	5,500	10,725
Bovie Medical Corp.(a)*	4,900	30,625
BSD Medical Corp.(a)*	5,064	8,811
Cantel Medical Corp.	3,950	78,407
Cardiac Science Corp.*	8,096	15,140
Cardica, Inc.(a)*	1,400	2,688
Cardiovascular Systems, Inc.*	1,200	6,372
CAS Medical Systems, Inc.(a)*	2,529	4,805
Cerus Corp.*	2,300	6,417
Conceptus, Inc.(a)*	12,100	241,516
Conmed Corp.*	7,150	170,241
CryoLife, Inc.*	6,300	40,761
Cutera, Inc.*	3,000	31,110
Cyberonics, Inc.*	5,700	109,212
Cynosure, Inc., Class A*	1,100	12,364
DexCom, Inc.(a)*	9,550	92,921
Digirad Corp.*	2,100	4,305
Endologix, Inc.(a)*	21,000	84,840
EnteroMedics, Inc.*	755	385
ev3, Inc.*	21,459	340,340
Exactech, Inc.*	2,535	53,159
Greatbatch, Inc.(a)*	5,400	114,426
Haemonetics Corp.*	3,900	222,885
Hansen Medical, Inc.(a)*	3,500	8,015
HealthTronics, Inc.*	8,699	31,142
HeartWare International, Inc.*	1,541	68,528
Hill-Rom Holdings, Inc.	10,000	272,100
ICU Medical, Inc.*	2,950	101,627
Immucor, Inc.*	11,300	253,007
Insulet Corp.*	9,100	137,319
Integra LifeSciences Holdings Corp.*	5,600	245,448
Invacare Corp.(a)	9,357	248,335
Iridex Corp.*	1,000	4,300
IRIS International, Inc.*	4,200	42,882
Kensey Nash Corp.*	2,900	68,411
LeMaitre Vascular, Inc.*	1,900	8,550
MAKO Surgical Corp.(a)*	5,599	75,475
Masimo Corp.(a)	9,900	262,845
Medical Action Industries, Inc.*	4,450	54,601
Meridian Bioscience, Inc.(a)	8,950	182,311
Merit Medical Systems, Inc.*	5,744	87,596
Micrus Endovascular Corp.(a)*	3,700	72,964
Misonix, Inc.*	2,200	4,928
Natus Medical, Inc.*	4,600	73,186
Neogen Corp.(a)*	4,948	124,195
Neurometrix, Inc.(a)*	2,800	5,292
NMT Medical, Inc.*	2,400	10,872
NuVasive, Inc.(a)*	8,100	366,120
NxStage Medical, Inc.(a)*	8,000	91,600
OraSure Technologies, Inc.(a)*	11,100	65,823
Orthovita, Inc.(a)*	16,500	70,290
Osteotech, Inc.(a)*	4,200	16,464
OTIX Global, Inc.*	744	3,274
Palomar Medical Technologies, Inc.(a)*	7,282	79,082
Quidel Corp.(a)*	13,103	190,518
Retractable Technologies, Inc.(a)*	1,926	2,889
Rochester Medical Corp.(a)*	1,400	17,948
Rockwell Medical Technologies, Inc.(a)*	2,600	15,028
RTI Biologics, Inc.*	8,144	35,264
SenoRx, Inc.*	2,800	20,496
Sirona Dental Systems, Inc.*	12,300	467,769
Solta Medical, Inc.*	1,600	3,440
Somanetics Corp.(a)*	3,200	61,248
SonoSite, Inc.*	3,400	109,174
Spectranetics Corp.*	7,200	49,752
Staar Surgical Co.(a)*	5,280	20,170
Stereotaxis, Inc.*	7,600	38,076
STERIS Corp.(a)	7,300	245,718
SurModics, Inc.*	3,700	77,478
Symmetry Medical, Inc.*	11,100	111,444
Synovis Life Technologies, Inc.*	2,484	38,577
The Cooper Cos., Inc.(a)	9,000	349,920
Theragenics Corp.*	7,500	12,450
Thoratec Corp.(a)*	12,896	431,371
TomoTherapy, Inc.(a)*	7,800	26,598
TranS1, Inc.(a)*	2,263	7,355
Urologix, Inc.(a)*	2,600	4,342
Uroplasty, Inc.(a)*	2,952	6,111
Vascular Solutions, Inc.(a)*	6,500	58,435
Volcano Corp.(a)*	10,800	260,928
West Pharmaceutical Services, Inc.(a)	7,400	310,430
Wright Medical Group, Inc.(a)*	8,500	151,045
Young Innovations, Inc.(a)	1,900	53,504
Zoll Medical Corp.*	4,700	123,892
		9,642,608
Health Care Providers & Services — 3.9%
Air Methods Corp.*	2,500	85,000
Alliance HealthCare Services, Inc.(a)*	12,600	70,812
Allied Healthcare International, Inc.(a)*	14,550	39,576
Almost Family, Inc.*	1,100	41,459
Amedisys, Inc.(a)*	5,666	312,877
America Service Group, Inc.	2,000	32,180
American Caresource Holdings, Inc.(a)*	1,300	2,301

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
American Dental Partners, Inc.*	2,840	$37,062
AMERIGROUP Corp.*	12,100	402,204
AMN Healthcare Services, Inc.*	7,300	64,240
Amsurg Corp.*	7,750	167,323
Animal Health International, Inc.*	200	378
Assisted Living Concepts, Inc., Class A(a)*	1,599	52,511
Bio-Reference Labs, Inc.(a)*	3,300	145,101
BioScrip, Inc.*	9,680	77,246
Capital Senior Living Corp.*	5,400	28,404
Catalyst Health Solutions, Inc.*	11,800	488,284
Centene Corp.*	10,900	262,036
Chemed Corp.	5,500	299,090
Continucare Corp.*	10,600	39,220
Corvel Corp.*	2,550	91,163
Cross Country Healthcare, Inc.(a)*	6,900	69,759
Dialysis Corp. Of America*	2,100	13,041
Dynacq Healthcare, Inc.(a)*	1,300	3,835
Emeritus Corp.(a)*	7,900	160,765
Five Star Quality Care, Inc.*	12,800	39,040
Genoptix, Inc.(a)*	2,964	105,192
Gentiva Health Services, Inc.*	6,500	183,820
Hanger Orthopedic Group, Inc.*	5,400	98,172
Health Grades, Inc.*	9,500	60,420
Health Management Associates, Inc., Class A*	49,300	423,980
Healthsouth Corp.(a)*	18,900	353,430
Healthspring, Inc.*	14,900	262,240
Healthways, Inc.*	6,798	109,244
HMS Holdings Corp.*	5,100	260,049
Hooper Holmes, Inc.*	15,500	13,485
Integramed America, Inc.*	1,987	17,505
inVentiv Health, Inc.*	7,500	168,450
IPC The Hospitalist Co., Inc.*	1,782	62,566
Kindred Healthcare, Inc.*	8,800	158,840
Landauer, Inc.(a)	1,300	84,786
LCA-Vision, Inc.(a)*	5,917	49,229
LHC Group, Inc.(a)*	3,800	127,414
LifePoint Hospitals, Inc.*	7,700	283,206
Magellan Health Services, Inc.*	11,300	491,324
Medcath Corp.*	4,400	46,068
Metropolitan Health Networks, Inc.(a)*	12,313	39,771
Molina Healthcare, Inc.(a)*	6,500	163,605
MWI Veterinary Supply, Inc.*	2,700	109,080
National Healthcare Corp.(a)	3,000	106,140
Nighthawk Radiology Holdings, Inc.*	5,800	18,444
NovaMed, Inc.(a)*	5,800	19,720
Odyssey HealthCare, Inc.*	12,650	229,091
PDI, Inc.*	3,600	27,072
PharMerica Corp.*	4,940	90,007
PHC, Inc., Class A(a)*	4,300	5,461
Prospect Medical Holdings, Inc.(a)*	1,802	12,164
Providence Service Corp.*	4,498	68,325
PSS World Medical, Inc.(a)*	24,238	569,835
Psychemedics Corp.	400	3,060
Psychiatric Solutions, Inc.(a)*	7,320	218,136
RadNet, Inc.(a)*	8,150	25,917
RehabCare Group, Inc.*	4,200	114,534
Res-Care, Inc.*	10,700	128,293
Skilled Healthcare Group, Inc., Class A(a)*	2,400	14,808
SRI/Surgical Express, Inc.*	1,100	3,531
Sun Healthcare Group, Inc.*	10,400	99,216
Sunrise Senior Living, Inc.*	8,300	42,496
The Ensign Group, Inc.	2,900	50,257
Triple-S Management Corp., Class B*	2,940	52,185
U.S. Physical Therapy, Inc.*	2,650	46,110
Universal American Corp.*	13,700	210,980
Virtual Radiologic Corp.(a)*	1,800	19,800
WellCare Health Plans, Inc.(a)*	6,300	187,740
		9,060,105
Health Care Technology — 0.8%
A.D.A.M., Inc.*	1,200	4,800
AMICAS, Inc.*	12,660	76,213
Arrhythmia Research Technology, Inc.(a)	200	1,590
Athenahealth, Inc.(a)*	5,000	182,800
Computer Programs & Systems, Inc.(a)	2,300	89,884
Eclipsys Corp.*	9,000	178,920
HealthStream, Inc.(a)*	5,236	21,415
MedAssets, Inc.*	8,409	176,589
MedQuist, Inc.(a)	5,100	39,831
Merge Healthcare, Inc.*	10,298	21,317
Omnicell, Inc.*	7,300	102,419
Phase Forward, Inc.*	9,700	126,779
Quality Systems, Inc.	11,355	697,651
Transcend Services, Inc.(a)*	1,588	25,805
Vital Images, Inc.*	3,400	54,978
		1,800,991
Hotels, Restaurants & Leisure — 3.0%
AFC Enterprises, Inc.*	4,200	45,066
Ambassadors Group, Inc.(a)	4,300	47,515
Ambassadors International, Inc.*	2,097	1,090
Ameristar Casinos, Inc.	12,900	235,038
Benihana, Inc., Class A(a)*	1,150	7,855
Benihana, Inc.(a)*	2,300	14,950
BJ's Restaurants, Inc.*	8,000	186,400
Bluegreen Corp.*	7,100	23,217
Bob Evans Farms, Inc.	7,000	216,370
Boyd Gaming Corp.(a)*	12,100	119,548
Brinker International, Inc.	12,310	237,337
Buffalo Wild Wings, Inc.(a)*	4,000	192,440
California Pizza Kitchen, Inc.*	5,450	91,505
Caribou Coffee Co., Inc.(a)*	4,438	29,380
Carrols Restaurant Group, Inc.*	8,600	58,480
CEC Entertainment, Inc.*	5,150	196,163
Churchill Downs, Inc.	3,300	123,750
CKE Restaurants, Inc.	11,800	130,626
Cosi, Inc.(a)*	5,389	4,769
Cracker Barrel Old Country Store, Inc.	5,000	231,900
DineEquity, Inc.(a)*	3,900	154,167
Domino's Pizza, Inc.*	12,753	173,951
Dover Downs Gaming & Entertainment, Inc.(a)	3,400	13,464
Dover Motorsports, Inc.	4,000	8,240
Einstein Noah Restaurant Group, Inc.*	3,600	43,740
Empire Resorts, Inc.*	4,700	8,554
Famous Dave's Of America, Inc.*	2,145	17,267
Full House Resorts, Inc.*	4,300	12,341
Gaming Partners International Corp.(a)	1,300	8,047
Gaylord Entertainment Co.(a)*	9,022	264,254
Great Wolf Resorts, Inc.*	8,725	27,746
International Speedway Corp., Class A	3,798	97,874
Interval Leisure Group, Inc.*	9,600	139,776
Isle of Capri Casinos, Inc.(a)*	7,000	54,460
J. Alexander's Corp.(a)*	800	3,344
Jack in the Box, Inc.(a)*	14,400	339,120
Kona Grill, Inc.(a)*	1,540	5,760
Krispy Kreme Doughnuts, Inc.(a)*	10,100	40,602
Lakes Entertainment, Inc.(a)*	4,300	9,890

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Landry's Restaurants, Inc.*	4,400	$78,848
Life Time Fitness, Inc.(a)*	8,900	250,090
Lodgian, Inc.*	5,400	13,500
Luby's, Inc.*	7,260	28,604
McCormick & Schmick's Seafood Restaurants, Inc.(a)*	1,480	14,904
Monarch Casino & Resort, Inc.(a)*	3,600	30,744
Morgans Hotel Group Co.*	6,600	42,306
Morton's Restaurant Group, Inc.(a)*	3,100	18,941
MTR Gaming Group, Inc.(a)*	6,300	12,789
Multimedia Games, Inc.(a)*	6,030	23,517
Nathan's Famous, Inc.*	1,385	21,454
Nevada Gold & Casinos, Inc.*	1,712	1,366
O'Charleys, Inc.(a)*	4,820	43,091
Orient-Express Hotels Ltd.(a)*	12,800	181,504
P.F. Chang's China Bistro, Inc.(a)*	5,870	259,043
Papa John's International, Inc.*	6,315	162,359
Peet's Coffee & Tea, Inc.(a)*	2,900	114,985
Pinnacle Entertainment, Inc.(a)*	12,199	118,818
PokerTek, Inc.(a)*	1,700	850
Premier Exhibitions, Inc.*	6,300	9,954
Red Lion Hotels Corp.(a)*	4,500	32,490
Red Robin Gourmet Burgers, Inc.(a)*	3,300	80,652
Rick's Cabaret International, Inc.(a)*	2,209	28,275
Rubio's Restaurants, Inc.*	1,700	13,430
Ruby Tuesday, Inc.(a)*	9,600	101,472
Ruth's Hospitality Group, Inc.*	8,054	42,686
Scientific Games Corp., Class A(a)*	10,163	143,095
Shuffle Master, Inc.*	8,462	69,304
Silverleaf Resorts, Inc.*	6,633	8,026
Sonic Corp.(a)*	13,575	150,004
Speedway Motorsports, Inc.(a)	10,200	159,222
Texas Roadhouse, Inc., Class A(a)*	15,300	212,517
The Cheesecake Factory, Inc.(a)*	13,476	364,661
The Marcus Corp.	4,500	58,455
The Steak n Shake Co.(a)*	320	122,006
Town Sports International Holdings, Inc.(a)*	8,000	31,280
Vail Resorts, Inc.(a)*	8,330	333,950
VCG Holding Corp.(a)*	3,700	8,880
		7,004,068
Household Durables — 1.4%
American Greetings Corp., Class A	9,420	196,313
Bassett Furniture Industries, Inc.*	2,600	14,664
Beazer Homes USA, Inc.(a)*	9,300	42,222
Blyth, Inc.	2,000	62,500
Brookfield Homes Corp.(a)*	3,900	34,086
California Coastal Communities, Inc.(a)*	1,800	2,034
Cavco Industries, Inc.(a)*	1,100	37,554
Craftmade International, Inc.(a)*	400	2,000
CSS Industries, Inc.	2,100	42,210
Dixie Group, Inc.*	2,300	11,385
Emerson Radio Corp.(a)	1,300	2,821
Ethan Allen Interiors, Inc.	7,100	146,473
Furniture Brands International, Inc.(a)*	11,300	72,659
Helen of Troy Ltd.*	4,200	109,452
Hooker Furniture Corp.(a)	2,500	40,200
Hovnanian Enterprises, Inc., Class A(a)*	10,700	46,545
iRobot Corp.(a)*	5,000	75,800
Jarden Corp.	12,443	414,227
KB Home	14,100	236,175
Kid Brands, Inc.*	5,342	46,208
La-Z-Boy, Inc.*	11,200	140,448
Libbey, Inc.*	3,650	45,005
Lifetime Brands, Inc.*	3,200	37,760
M.D.C. Holdings, Inc.(a)	7,575	262,171
M/I Homes, Inc.*	2,200	32,230
Meritage Homes Corp.(a)*	4,800	100,800
National Presto Industries, Inc.(a)	1,000	118,910
Orleans Homebuilders, Inc.(a)*	4,953	693
Palm Harbor Homes, Inc.*	4,600	9,246
Ryland Group, Inc.(a)	9,600	215,424
Sealy Corp.(a)*	29,400	102,900
Skyline Corp.(a)	1,200	22,320
Standard Pacific Corp.*	16,200	73,224
Stanley Furniture Co., Inc.(a)*	701	7,122
Tempur-Pedic International, Inc.(a)*	9,580	288,933
Universal Electronics, Inc.*	2,800	62,552
		3,155,266
Household Products — 0.1%
Central Garden and Pet Co.(a)*	5,300	52,311
Central Garden and Pet Co., Class A*	8,400	76,944
WD-40 Co.	5,000	164,150
		293,405
Industrial Conglomerates — 0.2%
Otter Tail Corp.(a)	7,214	158,419
Raven Industries, Inc.(a)	3,600	106,164
Standex International Corp.	2,700	69,579
Tredegar Corp.	8,700	148,596
United Capital Corp.(a)*	1,250	29,650
		512,408
Insurance — 3.0%
21st Century Holding Co.(a)	1,000	4,080
Affirmative Insurance Holdings, Inc.(a)*	3,262	15,331
American Equity Investment Life Holding Co.(a)	12,000	127,800
American Physicians Capital, Inc.	2,599	83,038
American Safety Insurance Holdings Ltd.*	1,200	19,908
Amerisafe, Inc.*	3,800	62,206
Amtrust Financial Services, Inc.(a)	10,078	140,588
Argo Group International Holdings Ltd.	4,920	160,343
Assured Guaranty Ltd.	4,983	109,477
Baldwin & Lyons, Inc., Class B(a)	1,300	31,317
Citizens, Inc., Class A(a)*	10,658	73,647
CNA Surety Corp.*	10,600	188,574
Conseco, Inc.(a)*	39,700	246,934
Crawford & Co., Class B(a)*	1,300	5,291
Crawford & Co., Class A*	800	2,416
Delphi Financial Group, Inc., Class S	9,225	232,101
Donegal Group, Inc., Class A	4,648	67,442
Eastern Insurance Holdings, Inc.(a)	1,700	17,238
eHealth, Inc.*	2,682	42,242
EMC Insurance Group, Inc.(a)	3,800	85,576
Employers Holdings, Inc.	6,433	95,530
Enstar Group Ltd.(a)*	1,634	113,007
FBL Financial Group, Inc., Class A	6,500	159,120
First Acceptance Corp.(a)*	15,539	31,700
First Mercury Financial Corp.	2,000	26,060
Flagstone Reinsurance Holdings Ltd.	13,600	155,856
FPIC Insurance Group, Inc.(a)*	3,900	105,729
Greenlight Capital Re Ltd.(a)*	4,800	128,064
Hallmark Financial Services*	5,700	51,300
Harleysville Group, Inc.(a)	6,800	229,568
Hilltop Holdings, Inc.*	9,340	109,745
Horace Mann Educators Corp.	8,800	132,528
Independence Holding Co.(a)	3,200	30,368
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Infinity Property & Casualty Corp.	4,300	$195,392
Max Capital Group Ltd.	8,290	190,587
MBIA, Inc.(a)*	27,000	169,290
Meadowbrook Insurance Group, Inc.	13,262	104,770
Mercer Insurance Group, Inc.(a)	1,100	19,800
Montpelier Re Holdings Ltd.	12,110	203,569
National Financial Partners Corp.*	6,700	94,470
National Interstate Corp.(a)	4,200	86,982
Navigators Group, Inc.*	3,600	141,588
NYMAGIC, Inc.	1,100	23,353
OneBeacon Insurance Group Ltd.	4,300	74,175
PMA Capital Corp., Class A*	6,100	37,454
Presidential Life Corp.	5,600	55,832
ProAssurance Corp.*	3,100	181,474
Protective Life Corp.	13,653	300,229
RLI Corp.(a)	5,800	330,716
Safety Insurance Group, Inc.	3,900	146,913
SeaBright Insurance Holdings, Inc.	4,800	52,848
Selective Insurance Group	13,800	229,080
State Auto Financial Corp.	9,900	177,705
Stewart Information Services Corp.(a)	2,900	40,020
The Phoenix Companies, Inc.(a)*	18,100	43,802
Tower Group, Inc.	5,092	112,890
Unico American Corp.	1,700	16,320
United America Indemnity Ltd.*	4,996	47,812
United Fire & Casualty Co.	6,100	109,739
Unitrin, Inc.	9,329	261,678
Universal Insurance Holdings, Inc.(a)	8,650	43,769
Zenith National Insurance Corp.	9,650	369,788
		6,946,169
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	5,700	14,307
Blue Nile, Inc.(a)*	2,900	159,558
dELiA*s, Inc.*	5,186	8,972
Drugstore.Com, Inc.(a)*	23,024	82,196
Gaiam, Inc. Class A(a)	2,400	19,920
Hollywood Media Corp.(a)*	15,000	17,700
HSN, Inc.*	9,000	264,960
NutriSystem, Inc.(a)	4,100	73,021
Orbitz Worldwide, Inc.*	13,100	93,141
Overstock.com, Inc.(a)*	4,600	74,750
PetMed Express, Inc.(a)	8,500	188,445
Shutterfly, Inc.*	3,529	85,013
Stamps.com, Inc.*	4,050	40,905
US Auto Parts Network, Inc.(a)*	4,500	33,840
Valuevision Media, Inc., Class A(a)*	4,200	13,944
		1,170,672
Internet Software & Services — 1.7%
Art Technology Group, Inc.*	31,900	140,679
comScore, Inc.*	3,970	66,259
Constant Contact, Inc.(a)*	3,679	85,426
DealerTrack Holdings, Inc.(a)*	8,700	148,596
Dice Holdings, Inc.(a)*	9,700	73,720
Digital River, Inc.*	8,400	254,520
DivX, Inc.(a)*	5,600	40,096
Earthlink, Inc.(a)	24,400	208,376
EDGAR Online, Inc.(a)*	6,200	11,346
GSI Commerce, Inc.(a)*	9,600	265,632
Imergent, Inc.	2,700	18,171
Infospace, Inc.*	7,200	79,560
Innodata Isogen, Inc.*	5,684	23,020
Internap Network Services Corp.(a)*	11,700	65,520
Internet Brands, Inc., Class A(a)*	5,946	54,822
Internet Capital Group, Inc.*	8,600	72,670
Ipass, Inc.(a)*	14,400	16,560
j2 Global Communications, Inc.(a)*	9,900	231,660
Keynote Systems, Inc.	3,280	37,359
KIT Digital, Inc.*	2,000	25,760
Limelight Networks, Inc.(a)*	12,179	44,575
Liquidity Services, Inc.(a)*	6,300	72,702
Looksmart Ltd.*	3,800	3,914
LoopNet, Inc.(a)*	13,200	148,368
Marchex, Inc., Class B(a)	6,700	34,237
ModusLink Global Solutions, Inc.*	10,390	87,588
Move, Inc.*	34,500	72,105
NIC, Inc.	15,000	118,050
Onvia, Inc.(a)*	1,000	8,010
Openwave Systems, Inc.*	18,733	43,086
Perficient, Inc.(a)*	7,000	78,890
RealNetworks, Inc.*	30,400	146,832
Saba Software, Inc.(a)*	6,949	34,398
SAVVIS, Inc.(a)*	8,100	133,650
Soundbite Communications, Inc.(a)*	700	2,030
Spark Networks, Inc.(a)*	6,600	23,430
support.com, Inc.(a)*	11,250	36,788
Switch & Data Facilities Co., Inc.*	4,800	85,248
TechTarget, Inc.*	5,438	28,441
Terremark Worldwide, Inc.(a)*	20,600	144,406
The Knot, Inc.(a)*	6,500	50,830
TheStreet.com, Inc.	7,200	26,640
Tower Automotive, Inc.(b)	6,500	—
Track Data Corp.(a)*	300	1,065
Travelzoo, Inc.*	3,225	48,407
United Online, Inc.	35,156	262,967
Valueclick, Inc.*	12,400	125,736
Vocus, Inc.(a)*	4,300	73,315
Web.com Group, Inc.*	6,313	34,406
Zix Corp.(a)*	13,620	31,462
		3,921,328
IT Services — 2.4%
Acorn Factor, Inc.*	1,500	8,880
Acxiom Corp.*	17,600	315,744
CACI International, Inc., Class A(a)*	6,100	297,985
Cass Information Systems, Inc.(a)	1,000	31,150
Ciber, Inc.*	11,900	44,506
Computer Task Group, Inc.(a)*	3,700	26,825
Convergys Corp.*	20,125	246,732
CSG Systems International, Inc.*	10,600	222,176
Cybersource Corp.*	15,631	275,731
Edgewater Technology, Inc.*	2,300	7,360
eLoyalty Corp.*	1,512	8,513
Euronet Worldwide, Inc.*	11,300	208,259
ExlService Holdings, Inc.*	6,500	108,420
Forrester Research, Inc.*	5,200	156,364
Global Cash Access Holdings, Inc.*	21,692	177,224
Hackett Group, Inc.*	8,900	24,742
Heartland Payment Systems, Inc.(a)	6,400	119,040
iGate Corp.	12,235	119,046
infoGROUP, Inc.*	12,800	99,840
Integral Systems, Inc.(a)*	4,000	38,520
Intelligroup, Inc.*	1,500	5,985
INX, Inc.*	700	3,353
Lionbridge Technologies*	13,100	47,553
Mantech International Corp., Class A*	2,400	117,192
Mastech Holdings, Inc.(a)*	849	3,702
MAXIMUS, Inc.	4,400	268,092
MoneyGram International, Inc.(a)*	12,400	47,244

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
NCI, Inc., Class A(a)*	1,800	$54,414
NeuStar, Inc., Class A*	4,436	111,787
Online Resources Corp.*	6,600	26,598
Rainmaker Systems, Inc.*	4,500	6,750
RightNow Technologies, Inc.*	8,163	145,791
Sapient Corp.	28,600	261,404
SRA International, Inc., Class A*	9,500	197,505
StarTek, Inc.(a)*	3,323	23,095
Stream Global Services, Inc.*	300	1,980
Syntel, Inc.(a)	9,300	357,771
TechTeam Global, Inc.*	1,700	11,509
TeleTech Holdings, Inc.*	13,200	225,456
Tier Technologies, Inc., Class B*	3,900	31,044
TNS, Inc.*	4,600	102,580
Unisys Corp.*	6,370	222,249
VeriFone Holdings, Inc.*	13,500	272,835
Virtusa Corp.*	7,876	81,202
WPCS International, Inc.*	1,000	3,090
Wright Express Corp.*	8,700	262,044
		5,429,282
Leisure Equipment & Products — 0.8%
Aldila, Inc.(a)*	1,930	10,538
Arctic Cat, Inc.(a)*	1,340	14,539
Brunswick Corp.(a)	15,000	239,550
Callaway Golf Co.(a)	14,500	127,890
Concord Camera Corp.(a)*	540	2,138
Cybex International, Inc.(a)*	4,100	6,642
Eastman Kodak Co.*	45,600	264,024
Escalade, Inc.(a)*	1,950	5,148
GameTech International, Inc.*	2,100	4,095
Jakks Pacific, Inc.(a)*	6,200	80,910
Johnson Outdoors, Inc., Class A(a)*	1,000	11,350
Leapfrog Enterprises, Inc.(a)*	8,100	53,055
Marine Products Corp.(a)*	8,200	49,200
Nautilus, Inc.(a)*	6,900	20,838
Polaris Industries, Inc.	8,500	434,860
Pool Corp.	7,800	176,592
RC2 Corp.*	3,900	58,383
Smith & Wesson Holding Corp.(a)*	8,700	32,886
Sport Supply Group, Inc.	4,900	65,856
Steinway Musical Instruments*	1,800	33,894
Sturm Ruger & Co., Inc.(a)	6,513	78,091
		1,770,479
Life Sciences Tools & Services — 0.9%
Accelrys, Inc.*	6,100	37,576
Affymetrix, Inc.(a)*	15,851	116,346
Albany Molecular Research, Inc.*	7,100	59,285
Arrowhead Research Corp.(a)*	5,800	6,612
BioClinica, Inc.*	3,200	14,240
Bruker Corp.*	21,368	313,041
Caliper Life Sciences, Inc.*	10,921	43,138
Cambrex Corp.*	7,100	28,755
CombiMatrix Corp.*	502	2,520
Dionex Corp.*	4,000	299,120
Enzo Biochem, Inc.(a)*	8,067	48,563
eResearchTechnology, Inc.*	11,450	79,120
Harvard Bioscience, Inc.(a)*	7,581	29,339
Helicos BioSciences Corp.(a)*	8,800	6,952
Kendle International, Inc.*	3,000	52,440
Luminex Corp.(a)*	8,700	146,421
Medtox Scientific, Inc.*	3,300	33,825
Parexel International Corp.*	12,400	289,044
Sequenom, Inc.(a)*	13,133	82,869
SeraCare Life Sciences, Inc.*	3,373	13,492
Strategic Diagnostics, Inc.*	7,150	13,585
Varian, Inc.(a)*	6,500	336,570
		2,052,853
Machinery — 3.1%
3D Systems Corp.*	5,100	69,615
Actuant Corp., Class A	11,400	222,870
Alamo Group, Inc.	2,000	39,980
Albany International Corp., Class A	6,000	129,180
Altra Holdings, Inc.*	4,400	60,412
American Railcar Industries, Inc.	3,200	38,912
Ampco-Pittsburgh Corp.	2,200	54,604
Astec Industries, Inc.(a)*	5,000	144,800
Badger Meter, Inc.(a)	3,000	115,530
Baldwin Technology Co., Class A*	2,900	3,480
Barnes Group, Inc.	12,100	235,345
Blount International, Inc.*	10,700	110,852
Briggs & Stratton Corp.(a)	11,900	232,050
Cascade Corp.(a)	2,400	77,304
Chart Industries, Inc.*	6,200	124,000
CIRCOR International, Inc.	3,400	112,914
CLARCOR, Inc.	29	1,000
Colfax Corp.(a)*	6,900	81,213
Columbus McKinnon Corp.*	3,900	61,893
Commercial Vehicle Group, Inc.*	3,800	27,056
Crane Co.	6,400	227,200
Dynamic Materials Corp.(a)	2,800	43,736
Energy Recovery, Inc.(a)*	8,000	50,400
EnPro Industries, Inc.(a)*	4,600	133,768
ESCO Technologies, Inc.(a)	5,700	181,317
Federal Signal Corp.	10,659	96,038
Flanders Corp.*	5,805	22,059
Flow International Corp.(a)*	9,100	27,391
FreightCar America, Inc.(a)	2,400	57,984
Gardner Denver, Inc.	6,014	264,856
Graco, Inc.(a)	8,291	265,312
Graham Corp.(a)	1,000	17,990
Greenbrier Cos, Inc.(a)*	3,700	40,737
Hardinge, Inc.(a)	2,400	21,600
Hurco Cos, Inc.(a)*	1,000	16,830
John Bean Technologies Corp.	4,100	71,914
Kadant, Inc.*	3,400	48,994
Kaydon Corp.	6,200	233,120
Key Technology, Inc.*	1,100	15,125
LB Foster Co. Class A*	1,200	34,668
Lindsay Corp.(a)	2,500	103,525
Lydall, Inc.*	2,900	22,765
Manitex International, Inc.(a)*	1,300	3,120
Manitowoc Co., Inc.	19,600	254,800
Met-Pro Corp.(a)	4,417	43,287
Mfri, Inc.*	1,900	12,692
Middleby Corp.(a)*	4,140	238,423
Miller Industries, Inc.	2,200	27,346
Mueller Industries, Inc.	8,400	225,036
Mueller Water Products, Inc., Class A	24,600	117,588
NACCO Industries, Inc., Class A	1,000	74,150
NN, Inc.*	3,000	16,500
Nordson Corp.(a)	4,830	328,054
Omega Flex, Inc.(a)	1,500	15,750
PMFG, Inc.(a)*	1,700	22,491
Portec Rail Products, Inc.	2,000	23,240
RBC Bearings, Inc.*	4,700	149,789
Robbins & Myers, Inc.	7,837	186,677
Sauer-Danfoss, Inc.(a)*	10,900	144,752

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Sun Hydraulics Corp.(a)	3,800	$98,724
Supreme Industries, Inc., Class A*	1,197	3,160
Tecumseh Products Co., Class A(a)*	2,100	25,767
Tennant Co.	4,100	112,299
The Gorman-Rupp Co.	3,125	79,500
Titan International, Inc.(a)	8,474	73,978
Toro Co.	6,900	339,273
Trimas Corp.*	10,000	64,900
Trinity Industries, Inc.(a)	11,100	221,556
Twin Disc, Inc.	2,200	26,884
Wabash National Corp.(a)*	8,200	57,482
Watts Water Technologies, Inc., Class A(a)	7,500	232,950
Xerium Technologies, Inc.*	9,414	6,684
		7,167,191
Marine — 0.2%
Alexander & Baldwin, Inc.	6,153	203,357
American Commercial Lines, Inc.(a)*	2,850	71,535
Eagle Bulk Shipping, Inc.(a)*	10,600	56,286
Genco Shipping & Trading Ltd.(a)*	5,100	107,661
Horizon Lines, Inc., Class A	6,800	36,992
		475,831
Media — 2.0%
4Kids Entertainment, Inc.(a)*	2,900	3,335
AH Belo Corp., Class A*	4,580	32,839
Alloy, Inc.*	3,420	28,044
ante4, Inc.(a)*	2,059	2,430
Arbitron, Inc.(a)	5,900	157,294
Ascent Media Corp., Class A*	1,425	38,831
Atrinsic, Inc.*	2,163	1,774
Ballantyne of Omaha, Inc.*	3,464	18,706
Beasley Broadcasting Group, Inc., Class A(a)*	1,657	6,876
Belo Corp., Class A	19,900	135,718
Carmike Cinemas, Inc.(a)*	2,800	38,836
Cinemark Holdings, Inc.	16,400	300,776
CKX, Inc.(a)*	14,924	91,484
Crown Media Holdings, Inc., Class A(a)*	17,800	34,176
Cumulus Media, Inc., Class A(a)*	6,400	21,760
Dolan Media Co.(a)*	3,600	39,132
EDCI Holdings, Inc.(a)	1,485	5,034
Entercom Communications Corp., Class A*	5,260	62,541
Entravision Communications Corp.*	9,100	25,116
EW Scripps Co., Class A(a)*	6,300	53,235
Fisher Communications, Inc.*	1,100	15,510
Global Traffic Network, Inc.*	2,000	10,760
Gray Television, Inc.*	4,500	10,350
Harris Interactive, Inc.(a)*	14,810	17,920
Harte-Hanks, Inc.(a)	19,600	252,056
Here Media, Inc.(a),(b)	499	—
Here Media, Inc. Spl Shrs(a),(b)	499	—
Journal Communications, Inc., Class A*	10,000	42,000
Knology, Inc.*	9,095	122,237
Lee Enterprises, Inc.(a)*	8,463	28,690
Liberty Media Corp. - Capital, Series A*	19,000	691,030
Lin TV Corp., Class A*	6,700	38,525
Live Nation, Inc.*	15,700	227,650
LodgeNet Interactive Corp.(a)*	6,600	46,002
Martha Stewart Living Omnimedia, Class A(a)*	5,600	31,248
Media General, Inc., Class A(a)*	5,000	41,450
Mediacom Communications Corp., Class A*	13,700	81,515
Meredith Corp.	5,000	172,050
National CineMedia, Inc.	5,863	101,195
Navarre Corp.(a)*	5,272	10,966
New Frontier Media, Inc.(a)*	7,900	15,800
Nexstar Broadcasting Group, Inc. Class A(a)*	2,098	10,322
Outdoor Channel Holdings, Inc.(a)*	9,100	59,969
Playboy Enterprises, Inc., Class B(a)*	5,900	21,594
Primedia, Inc.(a)	14,700	50,568
Radio One, Inc.*	6,700	20,435
RCN Corp.*	8,400	126,672
Rentrak Corp.(a)*	1,900	40,945
RHI Entertainment, Inc.(a)*	1,900	332
Saga Communications, Inc.*	837	18,816
Salem Communications Corp., Class A*	3,500	12,530
Scholastic Corp.	8,100	226,800
Sinclair Broadcast Group, Inc., Class A(a)*	10,500	53,340
The McClatchy Co., Class A(a)*	9,500	46,645
The New York Times Co., Class A(a)*	20,000	222,600
Valassis Communications, Inc.*	10,800	300,564
Warner Music Group Corp.(a)*	27,900	192,789
World Wrestling Entertainment, Inc., Class A(a)	3,500	60,550
Xanadoo Co.(a)*	10	4,640
		4,525,002
Metals & Mining — 1.1%
A.M. Castle & Co.(a)*	5,100	66,708
AMCOL International Corp.(a)	6,800	184,960
Brush Engineered Materials, Inc.*	4,600	103,822
Carpenter Technology Corp.	6,600	241,560
Century Aluminum Co.(a)*	13,000	178,880
Coeur d'Alene Mines Corp.(a)*	12,460	186,651
Friedman Industries	700	4,004
General Moly, Inc.(a)*	13,500	44,820
Haynes International, Inc.(a)	2,200	78,166
Hecla Mining Co.(a)*	40,500	221,535
Horsehead Holding Corp.*	6,974	82,572
Kaiser Aluminum Corp.	4,533	174,838
Mines Management, Inc.(a)*	8,088	20,867
Olympic Steel, Inc.(a)	2,400	78,360
RTI International Metals, Inc.(a)*	5,200	157,716
Schnitzer Steel Industries, Inc., Class A	2,840	149,185
Solitario Exploration & Royalty Corp.*	1,000	2,060
Stillwater Mining Co.(a)*	21,000	272,580
Universal Stainless & Alloy*	1,400	33,586
US Gold Corp.(a)*	13,800	37,260
Worthington Industries, Inc.(a)	17,700	306,033
		2,626,163
Multi-Utilities — 0.4%
Avista Corp.	12,400	256,804
Black Hills Corp.(a)	7,800	236,730
CH Energy Group, Inc.	3,800	155,192
NorthWestern Corp.	8,500	227,885
		876,611
Multiline Retail — 0.5%
99 Cents Only Stores*	10,700	174,410
Dillard's, Inc., Class A(a)	14,700	346,920
Duckwall-ALCO Stores, Inc.*	200	2,898
Fred's, Inc.(a)	8,987	107,664
Retail Ventures, Inc.*	9,900	94,149
Saks, Inc.(a)*	25,500	219,300
The Bon-Ton Stores, Inc.(a)*	2,700	36,018
Tuesday Morning Corp.*	9,403	61,966
		1,043,325

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Electronics — 0.1%
Zebra Technologies Corp., Class A(a)*	8,240	$243,904

Oil, Gas & Consumable Fuels — 3.4%
Abraxas Petroleum Corp.(a)*	19,200	36,864
Adams Resources & Energy, Inc.	900	15,750
Alon USA Energy, Inc.(a)	10,500	76,125
Alpha Natural Resources, Inc.*	3,011	150,219
American Oil & Gas, Inc.(a)*	12,900	87,720
Approach Resources, Inc.*	3,128	28,402
Arena Resources, Inc.(a)*	8,200	273,880
Atlas Energy, Inc.(a)*	8,302	258,358
ATP Oil & Gas Corp.(a)*	9,600	180,576
Berry Petroleum Co., Class A(a)	9,600	270,336
Bill Barrett Corp.(a)*	8,600	264,106
BioFuel Energy Corp.*	3,000	8,820
BPZ Resources, Inc.(a)*	19,300	141,855
Brigham Exploration Co.(a)*	16,800	267,960
Callon Petroleum Co.(a)*	3,700	19,832
Cano Petroleum, Inc.(a)*	9,900	11,583
Carrizo Oil & Gas, Inc.(a)*	6,200	142,290
Cheniere Energy, Inc.(a)*	11,400	35,226
Clayton Williams Energy, Inc.(a)*	2,100	73,458
Clean Energy Fuels Corp.(a)*	9,900	225,522
Comstock Resources, Inc.*	5,200	165,360
Contango Oil & Gas Co.*	3,500	179,025
CREDO Petroleum Corp.(a)*	1,000	9,890
Crosstex Energy, Inc.*	7,260	63,089
CVR Energy, Inc.*	13,800	120,750
Delek US Holdings, Inc.(a)	12,078	87,928
Delta Petroleum Corp.(a)*	33,219	46,839
Double Eagle Petroleum Co.(a)*	1,550	6,588
Energy Partners Ltd.*	6,778	82,556
Evolution Petroleum Corp.*	6,400	29,696
FieldPoint Petroleum Corp.*	1,200	2,676
Frontier Oil Corp.(a)	17,284	233,334
FX Energy, Inc.*	8,650	29,670
General Maritime Corp.(a)	6,296	45,268
GeoMet, Inc.(a)*	4,682	4,181
GeoPetro Resources Co.*	5,700	3,534
Georesources, Inc.*	2,300	35,121
GMX Resources, Inc.(a)*	3,700	30,414
Goodrich Petroleum Corp.(a)*	5,932	92,777
Green Plains Renewable Energy, Inc.*	4,026	57,451
Gulfport Energy Corp.*	9,638	108,331
Harvest Natural Resources, Inc.(a)*	7,400	55,722
HKN, Inc.*	2,400	7,248
Holly Corp.(a)	8,000	223,280
Houston American Energy Corp.(a)	8,700	157,905
Hyperdynamics Corp.(a)*	5,500	6,710
International Coal Group, Inc.(a)*	28,600	130,702
James River Coal Co.(a)*	4,400	69,960
Kodiak Oil & Gas Corp.*	19,000	64,790
Magnum Hunter Resources Corp.*	8,400	25,536
Mariner Energy, Inc.(a)*	17,265	258,457
McMoRan Exploration Co.(a)*	13,800	201,894
Meridian Resource Corp.*	21,400	5,992
National Coal Corp.*	9,600	5,472
Northern Oil And Gas, Inc.*	6,500	103,025
Overseas Shipholding Group, Inc.	3,700	145,151
Panhandle Oil and Gas, Inc.(a)	900	21,267
Patriot Coal Corp.(a)*	13,500	276,210
Penn Virginia Corp.(a)	7,300	178,850
Petroleum Development Corp.*	2,800	64,876
Petroquest Energy, Inc.(a)*	11,000	55,330
Rentech, Inc.(a)*	13,700	14,111
Rex Energy Corp.(a)*	6,387	72,748
Rosetta Resources, Inc.*	11,700	275,535
St. Mary Land & Exploration Co.	4,188	145,784
Stone Energy Corp.*	8,876	157,549
Swift Energy Co.*	6,900	212,106
Syntroleum Corp.(a)*	15,000	31,800
Toreador Resources Corp.*	4,300	35,174
Tri-Valley Corp.(a)*	5,600	11,088
Uranium Energy Corp.(a)*	9,000	28,980
Uranium Resources, Inc.*	11,500	8,165
USEC, Inc.(a)*	21,000	121,170
Vaalco Energy, Inc.	13,164	65,030
Venoco, Inc.(a)*	7,900	101,357
W&T Offshore, Inc.	9,201	77,288
Warren Resources, Inc.(a)*	14,000	35,280
Western Refining, Inc.(a)*	7,500	41,250
Westmoreland Coal Co.(a)*	2,000	25,240
World Fuel Services Corp.(a)	13,200	351,648
		7,873,040
Paper & Forest Products — 0.6%
Buckeye Technologies, Inc.*	8,700	113,796
Clearwater Paper Corp.*	1,500	73,875
Deltic Timber Corp.(a)	2,800	123,340
Domtar Corp.*	3,399	218,930
Glatfelter	8,400	121,716
KapStone Paper and Packaging Corp.*	7,700	91,399
Louisiana-Pacific Corp.(a)*	25,600	231,680
Mercer International, Inc.(a)*	5,000	26,350
Neenah Paper, Inc.	3,300	52,272
Schweitzer-Mauduit International, Inc.	3,100	147,436
Wausau Paper Corp.*	11,200	95,648
		1,296,442
Personal Products — 0.5%
CCA Industries, Inc.	556	3,225
Elizabeth Arden, Inc.*	10,900	196,200
Inter Parfums, Inc.(a)	6,250	92,625
Mannatech, Inc.	7,700	25,718
Medifast, Inc.(a)*	3,300	82,929
Natural Alternatives International, Inc.(a)*	1,000	8,060
Natures Sunshine Products, Inc.(a),(c)*	2,700	22,491
Nu Skin Enterprises, Inc., Class A	9,400	273,540
Nutraceutical International Corp.*	2,300	34,362
Parlux Fragrances, Inc.(a)*	5,787	11,632
Physicians Formula Holdings, Inc.*	1,300	3,185
Prestige Brands Holdings, Inc.*	11,200	100,800
Reliv International, Inc.(a)	3,500	10,150
Revlon, Inc., Class A*	9,354	138,907
Schiff Nutrition International, Inc.	2,041	16,695
USANA Health Sciences, Inc.(a)*	3,400	106,794
		1,127,313
Pharmaceuticals — 1.7%
Adolor Corp.*	10,556	19,001
Akorn, Inc.(a)*	20,100	30,753
Alexza Pharmaceuticals, Inc.(a)*	8,251	22,154
Ardea Biosciences, Inc.(a)*	2,933	53,557
ARYx Therapeutics, Inc.(a)*	3,000	2,610
Auxilium Pharmaceuticals, Inc.*	9,500	296,020
AVANIR Pharmaceuticals, Inc. Class A(a)*	5,800	13,456
Biodel, Inc.(a)*	5,200	22,204
BioMimetic Therapeutics, Inc.(a)*	4,848	63,751
BMP Sunstone Corp.*	6,173	31,235
Cadence Pharmaceuticals, Inc.(a)*	10,200	93,126

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	$46,123
Columbia Laboratories, Inc.(a)*	10,900	11,663
Corcept Therapeutics, Inc.(a)*	4,500	12,825
CPEX Pharmaceuticals, Inc.*	490	7,796
Cypress Bioscience, Inc.*	8,500	41,650
Depomed, Inc.(a)*	11,500	40,825
Discovery Laboratories, Inc.*	20,272	10,541
Durect Corp.(a)*	16,600	49,966
Emisphere Technologies, Inc.(a)*	6,080	14,410
Harbor BioSciences, Inc.*	4,600	2,370
Hi-Tech Pharmacal Co., Inc.*	2,678	59,291
iBioPharma, Inc.(a)*	2,200	2,200
Impax Laboratories, Inc.(a)*	10,500	187,740
Inspire Pharmaceuticals, Inc.*	12,850	80,184
ISTA Pharmaceuticals, Inc.(a)*	10,679	43,464
Javelin Pharmaceuticals, Inc.(a)*	11,000	14,190
Jazz Pharmaceuticals, Inc.*	5,000	54,500
KV Pharmaceutical Co., Class B(a)*	700	1,477
KV Pharmaceutical Co., Class A(a)*	7,700	13,552
Lannett Co., Inc.(a)*	4,650	19,762
MAP Pharmaceuticals, Inc.(a)*	3,400	54,026
Matrixx Initiatives, Inc.(a)*	2,400	12,168
Medicis Pharmaceutical Corp., Class A	12,800	322,048
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	4,042
Nektar Therapeutics(a)*	23,478	357,100
Novabay Pharmaceuticals, Inc.*	700	1,540
Obagi Medical Products, Inc.*	3,100	37,758
Optimer Pharmaceuticals, Inc.(a)*	3,722	45,706
Pain Therapeutics, Inc.(a)*	19,800	124,146
Par Pharmaceutical Cos., Inc.*	7,800	193,440
Penwest Pharmaceuticals Co.(a)*	5,800	20,010
Pozen, Inc.*	6,700	64,186
Questcor Pharmaceuticals, Inc.(a)*	14,600	120,158
Repros Therapeutics, Inc.*	2,800	1,890
Salix Pharmaceuticals Ltd.*	11,000	409,750
Santarus, Inc.(a)*	16,900	90,922
Somaxon Pharmaceuticals, Inc.(a)*	2,900	25,085
Sucampo Pharmaceuticals, Inc., Class A(a)*	1,270	4,534
SuperGen, Inc.(a)*	17,300	55,360
The Medicines Co.*	10,600	83,104
The Quigley Corp.(a)*	3,100	6,200
Viropharma, Inc.*	25,800	351,654
Vivus, Inc.(a)*	15,600	136,032
XenoPort, Inc.(a)*	5,200	48,152
		3,931,407
Professional Services — 1.3%
Acacia Research - Acacia Technologies(a)*	29,010	314,178
Administaff, Inc.	5,700	121,638
Barrett Business Services, Inc.(a)	2,100	28,476
CBIZ, Inc.(a)*	15,700	103,149
CDI Corp.	3,800	55,708
Competitive Technologies, Inc.(a)*	1,800	2,268
COMSYS IT Partners, Inc.(a)*	4,800	83,904
CoStar Group, Inc.(a)*	2,764	114,761
CRA International, Inc.*	2,200	50,424
Diamond Management & Technology Consultants, Inc.	7,300	57,305
Exponent, Inc.*	1,900	54,188
Franklin Covey Co.(a)*	4,000	31,760
GP Strategies Corp.(a)*	3,599	30,088
Heidrick & Struggles International, Inc.	3,700	103,711
Hill International, Inc.*	9,200	53,636
Hudson Highland Group, Inc.*	5,400	23,760
Huron Consulting Group, Inc.*	4,080	82,824
ICF International, Inc.*	1,900	47,196
Kelly Services, Inc., Class A*	6,800	113,288
Kforce, Inc.*	10,079	153,302
Korn/Ferry International*	10,100	178,265
LECG Corp.*	5,600	16,688
National Technical Systems, Inc.	1,400	7,700
Navigant Consulting, Inc.*	13,900	168,607
Odyssey Marine Exploration, Inc.(a)*	10,650	13,951
On Assignment, Inc.*	12,485	89,018
RCM Technologies, Inc.(a)*	2,600	8,190
Resources Connection, Inc.*	11,115	213,075
School Specialty, Inc.*	4,200	95,382
Sfn Group, Inc.*	11,700	93,717
SmartPros Ltd.(a)	1,000	3,190
TeamStaff, Inc.*	488	503
The Advisory Board Co.*	3,600	113,400
The Corporate Executive Board Co.	5,100	135,609
Thomas Group, Inc.*	1,300	845
TrueBlue, Inc.*	10,062	155,961
Volt Information Sciences, Inc.*	4,949	50,529
VSE Corp.	850	34,986
		3,005,180
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA*	6,133	137,379
Avatar Holdings, Inc.*	1,100	23,914
Consolidated-Tomoka Land Co.(a)	1,100	34,661
Forest City Enterprises, Inc.(a)*	3,553	51,199
Forestar Group, Inc.(a)*	5,100	96,288
Grubb & Ellis Co.(a)*	6,200	13,640
Market Leader, Inc.*	4,700	9,400
Maui Land & Pineapple Co., Inc.(a)*	1,800	11,214
Tejon Ranch Co.*	3,300	100,716
Thomas Properties Group, Inc.(a)	5,500	18,315
ZipRealty, Inc.(a)*	4,510	22,099
		518,825
Road & Rail — 1.4%
Amerco, Inc.*	4,600	249,734
Arkansas Best Corp.(a)	5,700	170,316
Avis Budget Group, Inc.(a)*	17,300	198,950
Celadon Group, Inc.*	5,010	69,840
Con-way, Inc.	8,360	293,603
Covenant Transportation Group, Inc., Class A*	1,500	9,045
Dollar Thrifty Automotive Group, Inc.*	4,400	141,372
Frozen Food Express Industries*	5,100	19,890
Genesee & Wyoming, Inc., Class A*	7,225	246,517
Heartland Express, Inc.(a)	23,624	389,796
Knight Transportation, Inc.(a)	20,700	436,563
Marten Transport Ltd.*	4,300	84,753
Old Dominion Freight Line, Inc.*	8,352	278,873
P.A.M. Transportation Services, Inc.*	3,196	43,785
Quality Distribution, Inc.(a)*	6,100	36,783
Saia, Inc.*	2,100	29,148
Trailer Bridge, Inc.*	1,400	6,790
Universal Truckload Services, Inc.(a)*	3,300	58,014
USA Truck, Inc.*	1,900	30,704
Werner Enterprises, Inc.(a)	17,675	409,530
YRC Worldwide, Inc.*	8,900	4,840
		3,208,846
Semiconductors & Semiconductor Equipment — 4.4%
Actel Corp.*	5,500	76,175

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Advanced Analogic Technologies, Inc.*	9,300	$32,457
Advanced Energy Industries, Inc.*	9,400	155,664
Aehr Test Systems(a)*	1,200	3,252
Aetrium, Inc.(a)*	2,200	6,776
Amkor Technology, Inc.(a)*	31,100	219,877
Amtech Systems, Inc.(a)*	2,200	22,198
Anadigics, Inc.(a)*	14,200	69,012
Applied Micro Circuits Corp.*	14,675	126,645
Atheros Communications, Inc.(a)*	7,470	289,164
ATMI, Inc.*	7,200	139,032
AuthenTec, Inc.*	3,700	7,955
AXT, Inc.*	12,200	38,918
Brooks Automation, Inc.*	14,274	125,897
Cabot Microelectronics Corp.*	5,200	196,716
Cascade Microtech, Inc.(a)*	3,500	14,525
Cavium Networks, Inc.*	6,200	154,132
Ceva, Inc.*	4,175	48,680
Cirrus Logic, Inc.*	14,700	123,333
Cohu, Inc.	5,200	71,604
Conexant Systems, Inc.*	9,843	33,466
Cymer, Inc.*	6,700	249,910
Cypress Semiconductor Corp.*	26,300	302,450
Diodes, Inc.*	9,250	207,200
DSP Group, Inc.*	6,800	56,644
Entegris, Inc.*	32,288	162,731
Entropic Communications, Inc.*	11,300	57,404
Exar Corp.*	11,669	82,266
Fairchild Semiconductor International, Inc.*	23,600	251,340
FEI Co.*	8,400	192,444
Formfactor, Inc.(a)*	10,700	190,032
FSI International, Inc.*	5,400	20,898
GSI Technology, Inc.(a)*	6,498	30,281
Hittite Microwave Corp.*	6,700	294,599
Ikanos Communications, Inc.*	9,200	27,600
Integrated Device Technology, Inc.*	30,300	185,739
Integrated Silicon Solution, Inc.*	5,884	62,076
International Rectifier Corp.*	10,700	245,030
Intersil Corp., Class A	10,100	149,076
IXYS Corp.*	7,000	59,780
Kopin Corp.*	16,230	60,051
Kulicke & Soffa Industries, Inc.(a)*	12,100	87,725
Lattice Semiconductor Corp.*	25,959	95,270
LTX-Credence Corp.*	21,801	66,057
Mattson Technology, Inc.*	14,200	65,604
MEMSIC, Inc.*	1,209	3,857
Micrel, Inc.	15,500	165,230
Microsemi Corp.*	18,291	317,166
Microtune, Inc.(a)*	12,694	34,655
Mindspeed Technologies, Inc.(a)*	6,180	49,502
MIPS Technologies, Inc., Class A*	16,600	74,036
MKS Instruments, Inc.*	11,075	216,959
Monolithic Power Systems, Inc.*	7,600	169,480
MoSys, Inc.*	6,400	25,664
Nanometrics, Inc.(a)*	4,500	42,660
Netlogic Microsystems, Inc.(a)*	7,800	229,554
Omnivision Technologies, Inc.*	11,500	197,570
PDF Solutions, Inc.*	8,100	35,316
Pericom Semiconductor Corp.*	5,500	58,905
Photronics, Inc.*	8,000	40,720
Pixelworks, Inc.*	1,533	8,815
PLX Technology, Inc.*	6,900	36,363
PMC - Sierra, Inc.*	29,360	261,891
Power Integrations, Inc.	6,500	267,800
QuickLogic Corp.(a)*	10,100	29,290
Ramtron International Corp.*	10,700	29,960
RF Micro Devices, Inc.*	37,519	186,845
Rubicon Technology, Inc.(a)*	3,000	60,600
Rudolph Technologies, Inc.*	6,058	51,917
Semtech Corp.*	13,910	242,451
Sigma Designs, Inc.(a)*	5,900	69,207
Silicon Image, Inc.*	16,700	50,434
Silicon Laboratories, Inc.(a)*	1,062	50,626
Silicon Storage Technology, Inc.*	23,800	72,352
Skyworks Solutions, Inc.(a)*	11,700	182,520
Standard Microsystems Corp.*	5,000	116,400
Supertex, Inc.(a)*	2,900	74,211
Techwell, Inc.*	4,800	89,760
Teradyne, Inc.(a)*	19,200	214,464
Tessera Technologies, Inc.(a)*	11,500	233,220
Trident Microsystems, Inc.(a)*	14,033	24,417
TriQuint Semiconductor, Inc.*	32,800	229,600
Ultra Clean Holdings*	5,100	43,452
Ultratech, Inc.*	5,300	72,080
Veeco Instruments, Inc.(a)*	6,900	300,150
Virage Logic Corp.(a)*	4,635	36,431
Volterra Semiconductor Corp.*	5,300	133,030
Zoran Corp.*	14,761	158,828
		10,146,073
Software — 4.7%
ACI Worldwide, Inc.(a)*	7,900	162,819
Actuate Corp.*	14,300	79,937
Adept Technology, Inc.*	1,000	4,670
Advent Software, Inc.(a)*	6,100	272,975
American Software, Inc., Class A	5,100	29,631
ArcSight, Inc.(a)*	4,900	137,935
Ariba, Inc.(a)*	18,950	243,507
Aspen Technology, Inc.*	22,500	230,625
Blackbaud, Inc.	12,954	326,311
Blackboard, Inc.(a)*	7,101	295,828
Bottomline Technologies, Inc.*	5,700	95,931
Bsquare Corp.(a)*	2,300	5,336
Cadence Design Systems, Inc.*	37,500	249,750
Callidus Software, Inc.(a)*	6,600	23,958
Chordiant Software, Inc.*	11,317	57,377
Cinedigm Digital Cinema Corp.(a)*	5,800	9,396
Clarus Corp.(a)*	1,900	9,120
Commvault Systems, Inc.*	7,200	153,720
Concur Technologies, Inc.(a)*	8,175	335,257
Deltek, Inc.(a)*	9,972	76,186
DemandTec, Inc.(a)*	3,300	22,935
Digimarc Corp.(a)*	1,256	21,691
Double-Take Software, Inc.*	2,800	24,948
Dynamics Research Corp.*	2,200	24,794
Ebix, Inc.(a)*	5,417	86,509
Epicor Software Corp.(a)*	21,300	203,628
EPIQ Systems, Inc.(a)*	8,450	105,034
ePlus, Inc.(a)*	1,200	21,060
Fair Isaac Corp.(a)	10,900	276,206
FalconStor Software, Inc.(a)*	11,650	40,542
Geeknet, Inc.(a)*	13,500	20,250
Glu Mobile, Inc.(a)*	3,800	3,724
GSE Systems, Inc.*	2,896	15,667
Guidance Software, Inc.*	4,733	27,215
Informatica Corp.*	12,052	323,717
Interactive Intelligence, Inc.(a)*	3,800	71,022
JDA Software Group, Inc.*	8,255	229,654
Kenexa Corp.*	5,100	70,125
Lawson Software, Inc.*	39,500	261,095

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Magma Design Automation, Inc.(a)*	11,500	$29,900
Manhattan Associates, Inc.(a)*	5,462	139,172
Mentor Graphics Corp.*	20,800	166,816
MicroStrategy, Inc., Class A*	2,101	178,732
Monotype Imaging Holdings, Inc.*	4,800	46,704
Netscout Systems, Inc.*	8,185	121,056
NetSuite, Inc.(a)*	8,530	124,026
Novell, Inc.*	51,987	311,402
Opnet Technologies, Inc.	8,654	139,502
Parametric Technology Corp.*	22,494	406,017
Pegasystems, Inc.(a)	8,200	303,400
Pervasive Software, Inc.(a)*	5,000	25,300
Phoenix Technologies Ltd.(a)*	6,950	22,379
PLATO Learning, Inc.*	5,000	27,800
Progress Software Corp.*	9,300	292,299
PROS Holdings, Inc.(a)*	3,840	37,939
QAD, Inc.*	12,200	64,050
Quest Software, Inc.*	24,400	434,076
Radiant Systems, Inc.*	7,100	101,317
Renaissance Learning, Inc.	6,522	105,852
S1 Corp.*	16,600	97,940
Salary.com, Inc.*	3,300	9,570
Scientific Learning Corp.*	6,000	28,800
Simulations Plus, Inc.*	800	1,408
Smith Micro Software, Inc.*	6,500	57,460
Soapstone Networks, Inc.(a)	2,900	2,233
Sonic Solutions, Inc.(a)*	6,790	63,622
SonicWALL, Inc.*	12,100	105,149
Sourcefire, Inc.(a)*	4,000	91,800
SRS Labs, Inc.*	3,700	36,778
SuccessFactors, Inc.*	11,500	218,960
Symyx Technologies*	9,200	41,308
Synchronoss Technologies, Inc.*	7,100	137,527
Take-Two Interactive Software, Inc.*	16,800	165,480
Taleo Corp., Class A*	5,770	149,501
TeleCommunication Systems, Inc., Class A(a)*	9,200	67,436
THQ, Inc.(a)*	11,550	80,966
TIBCO Software, Inc.*	41,462	447,375
TiVo, Inc.(a)*	25,827	442,158
Tyler Technologies, Inc.(a)*	8,205	153,762
Ulticom, Inc.	2,060	19,931
Ultimate Software Group, Inc.(a)*	5,500	181,225
Unica Corp.(a)*	3,950	35,116
Verint Systems, Inc.*	6,100	149,450
VirnetX Holding Corp.(a)*	6,400	30,720
Websense, Inc.*	10,800	245,916
		10,789,415
Specialty Retail — 4.1%
A.C. Moore Arts & Crafts, Inc.*	5,100	14,943
Aaron Rents, Inc.(a)	10,600	353,404
America's Car-Mart, Inc.(a)*	2,516	60,686
AnnTaylor Stores Corp.(a)*	10,600	219,420
Asbury Automotive Group, Inc.*	7,200	95,760
Bakers Footwear Group, Inc.(a)*	400	924
Barnes & Noble, Inc.(a)	12,300	265,926
Bebe Stores, Inc.(a)	20,000	178,000
Big 5 Sporting Goods Corp.(a)	2,900	44,138
Blockbuster, Inc., Class A(a)*	32,000	8,080
Books-A-Million, Inc.(a)	3,700	26,788
Borders Group, Inc.(a)*	9,000	15,480
Boyds Collection Ltd.(a),(b)	10,600	—
Brown Shoe Co., Inc.	9,550	147,834
Build-A-Bear Workshop, Inc.(a)*	3,900	27,768
Cabela's, Inc.(a)*	15,000	262,350
Cache, Inc.*	3,300	18,183
Casual Male Retail Group, Inc.(a)*	7,000	26,985
Charming Shoppes, Inc.*	23,000	125,580
Childrens Place Retail Stores, Inc.(a)*	6,000	267,300
Christopher & Banks Corp.	7,937	63,496
Citi Trends, Inc.(a)*	3,000	97,320
Coldwater Creek, Inc.(a)*	20,488	142,187
Collective Brands, Inc.*	13,100	297,894
Conn's, Inc.(a)*	5,100	39,933
Cost Plus, Inc.*	4,685	9,698
Destination Maternity Corp.(a)*	1,400	35,924
Dress Barn, Inc.*	16,232	424,629
DSW, Inc., Class A(a)*	2,298	58,668
Footstar, Inc.	1,300	750
Friedmans, Inc., Class A(b)	1,600	—
Genesco, Inc.*	4,900	151,949
Golfsmith International Holdings, Inc.(a)*	1,600	6,448
Group 1 Automotive, Inc.(a)*	4,900	156,114
Gymboree Corp.(a)*	6,500	335,595
Haverty Furniture Cos., Inc.(a)	3,600	58,752
hhgregg, Inc.(a)*	5,534	139,678
Hibbett Sports, Inc.(a)*	6,450	164,991
Hot Topic, Inc.*	5,675	36,888
Jo-Ann Stores, Inc.*	5,100	214,098
Jos. A. Bank Clothiers, Inc.(a)*	3,475	189,909
Kirkland's, Inc.*	4,300	90,300
Lithia Motors, Inc., Class A*	3,531	22,598
Lumber Liquidators Holdings, Inc.(a)*	4,400	117,348
MarineMax, Inc.*	4,100	44,116
Men's Wearhouse, Inc.(a)	7,800	186,732
Midas, Inc.(a)*	3,000	33,840
Monro Muffler, Inc.(a)	4,500	160,920
New York & Co., Inc.*	11,900	57,001
Office Depot, Inc.*	33,100	264,138
OfficeMax, Inc.*	13,500	221,670
Pacific Sunwear of California(a)*	14,775	78,455
Penske Auto Group, Inc.(a)*	18,700	269,654
PEP Boys-Manny Moe & Jack(a)	11,700	117,585
Pier 1 Imports, Inc.(a)*	34,700	221,039
Rent-A-Center, Inc.*	9,873	233,496
Rex Stores Corp.(a)*	1,575	25,515
Sally Beauty Holdings, Inc.(a)*	29,200	260,464
Select Comfort Corp.(a)*	8,100	64,557
Shoe Carnival, Inc.*	1,240	28,346
Sonic Automotive, Inc., Class A*	6,280	69,080
Sport Chalet, Inc.*	800	2,096
Stage Stores, Inc.	8,600	132,354
Stein Mart, Inc.*	8,030	72,511
Systemax, Inc.(a)	7,400	160,876
Talbots, Inc.(a)*	8,300	107,568
Tandy Leather Factory, Inc.(a)*	2,200	8,679
The Buckle, Inc.(a)	9,375	344,625
The Cato Corp., Class A	7,100	152,224
The Finish Line, Class A	8,082	131,898
Tractor Supply Co.(a)	7,050	409,253
Trans World Entertainment*	5,400	9,720
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	9,290	210,140
West Marine, Inc.(a)*	2,705	29,349
Wet Seal, Inc.(a)*	20,875	99,365
Zale Corp.(a)*	7,200	19,728
Zumiez, Inc.(a)*	6,000	122,940
		9,364,650

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 2.3%
American Apparel, Inc.(a)*	9,500	$28,785
Carter's, Inc.*	14,200	428,130
Cherokee, Inc.	700	12,600
Columbia Sportswear Co.(a)	8,700	457,011
CROCS, Inc.*	14,600	128,042
Culp, Inc.(a)*	2,400	28,776
Deckers Outdoor Corp.*	2,600	358,800
Delta Apparel, Inc.*	1,100	17,160
Fossil, Inc.*	7,900	298,146
Frederick's of Hollywood Group, Inc.*	1,100	1,276
G-III Apparel Group Ltd.(a)*	3,500	96,460
Heelys, Inc.*	2,200	5,236
Iconix Brand Group, Inc.(a)*	13,100	201,216
Jones Apparel Group, Inc.	18,800	357,576
K-Swiss, Inc., Class A(a)*	5,700	59,622
Kenneth Cole Productions, Inc., Class A*	2,300	29,463
Lakeland Industries, Inc.*	440	3,740
Liz Claiborne, Inc.(a)*	15,200	112,936
Maidenform Brands, Inc.*	5,100	111,435
Movado Group, Inc.(a)*	4,000	45,120
Oxford Industries, Inc.(a)	3,600	73,188
Perry Ellis International, Inc.*	3,000	67,950
Quiksilver, Inc.*	28,800	136,224
R.G. Barry Corp.	1,900	19,380
Rocky Brands, Inc.(a)*	1,000	9,540
Skechers U.S.A., Inc., Class A*	6,800	246,976
Steven Madden Ltd.*	4,900	239,120
Tandy Brands Accessories, Inc.*	1,300	4,680
The Timberland Co., Class A*	10,360	221,082
The Warnaco Group, Inc.*	9,212	439,505
True Religion Apparel, Inc.*	5,400	163,944
Under Armour, Inc., Class A(a)*	6,000	176,460
Unifi, Inc.*	13,600	49,504
Unifirst Corp.	3,000	154,500
Volcom, Inc.(a)*	4,900	95,648
Wolverine World Wide, Inc.	11,000	320,760
		5,199,991
Thrifts & Mortgage Finance — 1.7%
Abington Bancorp, Inc.(a)	5,000	39,500
Anchor Bancorp Wisconsin, Inc.(a)*	4,900	5,390
Astoria Financial Corp.(a)	16,500	239,250
Atlantic Coast Federal Corp.(a)	2,500	6,500
Bank Mutual Corp.	6,786	44,109
BankAtlantic Bancorp, Inc., Class A(a)*	5,806	10,277
BankFinancial Corp.(a)	4,900	44,933
Beneficial Mutual Bancorp, Inc.(a)*	13,075	123,951
Berkshire Hills Bancorp, Inc.(a)	2,400	43,992
BofI Holding, Inc.(a)*	700	9,751
Brookline Bancorp, Inc.	14,148	150,535
CFS Bancorp, Inc.(a)	1,800	7,974
Charter Financial Corp.(a)	2,028	21,700
Citizens Community Bancorp, Inc.	400	1,584
Citizens First Bancorp, Inc.(a)*	1,800	297
Citizens South Banking Corp.	1,200	7,536
Clifton Savings Bancorp, Inc.(a)	3,000	27,810
Danvers Bancorp, Inc.(a)	3,100	42,873
Dime Community Bancshares	10,050	126,931
Doral Financial Corp.*	6,300	27,153
ESSA Bancorp, Inc.(a)	1,900	23,826
Federal Agricultural Mortgage Corp., Class C(a)	1,400	15,862
First Defiance Financial Corp.(a)	1,000	10,120
First Federal Bancshares of Arkansas, Inc.(a)	500	1,915
First Federal of Northern Michigan Bancorp, Inc.(a)*	300	420
First Financial Holdings, Inc.(a)	2,800	42,168
First Financial Northwest, Inc.(a)	2,239	15,292
First Financial Service Corp.(a)	440	3,850
First Pactrust Bancorp, Inc.(a)	200	1,554
First Place Financial Corp.(a)	2,900	11,571
Flagstar Bancorp, Inc.*	8,880	5,328
Flushing Financial Corp.	4,700	59,502
HF Financial Corp.	110	1,111
Home Federal Bancorp, Inc.(a)	4,062	58,940
HopFed Bancorp, Inc.	400	4,900
K-Fed Bancorp(a)	2,875	25,645
Kearny Financial Corp.(a)	17,221	179,615
Legacy Bancorp, Inc.(a)	2,500	23,725
Meridian Interstate Bancorp, Inc.(a)*	2,800	29,120
MGIC Investment Corp.(a)*	17,024	186,753
New England Bancshares, Inc.	1,000	7,590
New Hampshire Thrift Bancshares, Inc.	200	2,066
NewAlliance Bancshares, Inc.(a)	33,500	422,770
Northeast Community Bancorp, Inc.	2,200	15,818
Northwest Bancshares, Inc.	27,000	316,980
OceanFirst Financial Corp.(a)	2,752	31,263
Ocwen Financial Corp.*	18,400	204,056
Oritani Financial Corp.	5,273	84,737
People's United Financial, Inc.	4,200	65,688
Provident Financial Holdings, Inc.	1,000	3,480
Provident Financial Services, Inc.(a)	14,515	172,728
Provident New York Bancorp(a)	10,000	94,800
Pulaski Financial Corp.(a)	1,200	8,040
Radian Group, Inc.(a)	12,400	193,936
Rainier Pacific Financial Group, Inc.*	700	11
Riverview Bancorp, Inc.*	2,760	6,348
Rockville Financial, Inc.(a)	4,671	56,939
Roma Financial Corp.(a)	4,100	51,414
Rome Bancorp, Inc.	1,200	10,386
SI Financial Group, Inc.(a)*	2,300	15,203
The PMI Group, Inc.(a)*	12,400	67,208
TierOne Corp.(a)*	3,600	1,152
Timberland Bancorp, Inc.	2,600	10,400
Tree.com, Inc.(a)*	900	8,235
Trustco Bank Corp.(a)	17,234	106,334
United Financial Bancorp, Inc.	3,955	55,291
United Western Bancorp, Inc.	1,600	2,448
ViewPoint Financial Group(a)	3,276	53,104
Washington Federal, Inc.	8,375	170,180
Waterstone Financial, Inc.(a)*	6,900	24,978
Westfield Financial, Inc.	3,800	34,922
		3,981,768
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	101,800
STAR SCIENTIFIC, Inc.(a)*	38,750	98,813
Universal Corp.(a)	5,600	295,064
Vector Group Ltd.(a)	15,912	245,522
		741,199
Trading Companies & Distributors — 1.1%
Aceto Corp.	7,018	42,389
Aircastle Ltd.	12,700	120,269
Applied Industrial Technologies, Inc.(a)	8,925	221,786
Beacon Roofing Supply, Inc.(a)*	10,600	202,778
BlueLinx Holdings, Inc.(a)*	8,300	31,623
DXP Enterprises, Inc.(a)*	2,600	33,202
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Empire Resources, Inc.(a)	2,300	$3,749
GATX Corp.(a)	6,950	199,118
H&E Equipment Services, Inc.(a)*	8,700	93,786
Houston Wire & Cable Co.(a)	3,600	41,688
Interline Brands, Inc.*	6,600	126,324
Kaman Corp., Class A	5,300	132,553
RSC Holdings, Inc.(a)*	16,569	131,889
Rush Enterprises, Inc., Class A*	6,000	79,260
TAL International Group, Inc.(a)	7,400	147,852
Textainer Group Holdings Ltd.(a)	6,700	144,385
Titan Machinery, Inc.(a)*	2,536	34,718
United Rentals, Inc.(a)*	11,200	105,056
Watsco, Inc.	5,300	301,464
WESCO International, Inc.(a)*	8,100	281,151
Willis Lease Finance Corp.(a)*	900	14,202
		2,489,242
Transportation Infrastructure — 0.0%
CAI International, Inc.*	3,100	38,192

Water Utilities — 0.3%
American States Water Co.	3,550	123,185
Artesian Resources Corp., Class A(a)	1,300	22,958
Cadiz, Inc.(a)*	2,500	31,925
California Water Service Group	4,300	161,723
Connecticut Water Service, Inc.(a)	1,900	44,213
Middlesex Water Co.(a)	2,337	39,846
SJW Corp.(a)	4,400	111,848
Southwest Water Co.(a)	5,908	61,680
York Water Co.	1,271	17,476
		614,854
Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	6,327	112,557
Shenandoah Telecommunications Co.(a)	3,100	58,280
Syniverse Holdings, Inc.*	15,400	299,838
USA Mobility, Inc.(a)*	3,000	38,010
		508,685
TOTAL COMMON STOCKS
(Identified Cost $238,139,130)		230,011,241

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	13

Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10*	13,728	2,059

Specialty Retail — 0.0%
Ligand Pharamaceuticals(b)*	1,800	—

TOTAL RIGHTS & WARRANTS
(Identified Cost $12,767)		2,072

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	341,002	341,002
		341,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $341,003)		341,003

COLLATERAL FOR SECURITIES ON LOAN— 33.8%
Short Term – 33.8%
State Street Navigator Prime Portfolio	77,861,270	77,861,270

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $77,861,270)		77,861,270

Total Investments— 134.0%
(Identified Cost $316,354,170)#		308,215,586
Liabilities, Less Cash and Other Assets — (34.0%)		(78,142,491)

Net Assets — 100.0%		$230,073,095

____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2010, the market value of the securities on loan was $76,396,085.
(b)	Bankrupt security/delisted.
(c)	Security was fair valued by management. At March 31, 2010, the total market value for this investment amounted to $22,491, which represents less than 0.01% of net assets.
#	At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $316,354,170. Net unrealized depreciation aggregated $8,138,584 of which $48,398,310 related to appreciated investment securities and $56,536,894 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

March 31, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	20.0%
Consumer Discretionary	17.3%
Industrials	16.6%
Health Care	15.4%
Financials	13.5%
Energy	5.4%
Materials	5.0%
Consumer Staples	3.5%
Utilities	2.4%
Telecommunication Services	0.9%
Total	100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Australia — 6.8%
Alumina Ltd.	114,754	$181,649
Amcor Ltd.	192,720	1,130,069
Asciano Group*	411,050	714,794
Australia & New Zealand Banking Group Ltd.	284,693	6,625,263
Bank of Queensland Ltd.(a)	69,161	748,259
Bendigo and Adelaide Bank Ltd.	74,357	682,337
BlueScope Steel Ltd.*	269,613	719,964
Boral Ltd.(a)	124,419	640,511
Caltex Australia Ltd.	54,126	561,753
Crown Ltd.(a)	93,768	703,858
CSR Ltd.	184,052	279,522
Downer EDI Ltd.	64,145	445,002
Fairfax Media Ltd.(a)	279,821	462,200
Goodman Fielder Ltd.	254,361	333,783
Harvey Norman Holdings Ltd.(a)	21,848	72,577
Incitec Pivot Ltd.	240,274	765,092
Insurance Australia Group Ltd.	95,401	339,674
Lend Lease Corp. Ltd.	61,659	489,995
Macquarie Group Ltd.(a)	19,994	866,919
National Australia Bank Ltd.	125,483	3,168,914
OneSteel Ltd.	108,199	387,226
Origin Energy Ltd.	127,261	1,932,727
OZ Minerals Ltd.*	83,878	88,131
Primary Health Care Ltd.	47,988	195,961
Qantas Airways Ltd.*	197,873	515,682
Santos Ltd.	48,692	655,041
Sims Metal Management Ltd.(a)	37,759	750,509
Suncorp-Metway Ltd.	204,262	1,600,747
TABCORP Holdings Ltd.	82,583	522,898
Tatts Group Ltd.	76,347	172,347
Washington H Soul Pattinson & Co., Ltd.	11,161	146,459
Wesfarmers Ltd.	200,456	5,847,722
		32,747,585
Austria — 0.1%
Erste Group Bank AG	7,469	313,737

Belgium — 0.7%
Delhaize Group	13,262	1,065,784
Fortis*	1,826	6,501
KBC Groep NV*	12,340	597,596
Solvay SA	4,167	428,359
UCB SA	31,369	1,339,482
		3,437,722
Canada — 9.5%
Astral Media, Inc.(a)	10,600	371,545
Bank of Montreal	44,359	2,692,593
BCE, Inc.(a)	61,530	1,808,370
Canadian Pacific Railway Ltd.	39,365	2,218,533
Canadian Tire Corp., Ltd.(a)	18,300	998,919
Cenovus Energy, Inc.	15,582	407,021
CGI Group, Inc.*	17,500	261,901
Empire Co., Ltd., Class A	7,800	404,572
EnCana Corp.(a)	114,502	3,562,510
Ensign Energy Services, Inc.(a)	16,271	235,498
Fairfax Financial Holdings Ltd.(a)	2,700	1,015,242
George Weston Ltd.	7,700	531,832
Gerdau Ameristeel Corp.(a)*	22,700	178,802
Goldcorp, Inc.	31,900	1,191,951
Groupe Aeroplan, Inc.	22,400	234,884
Industrial Alliance Insurance & Financial Services, Inc.	20,285	699,035
Intact Financial Corp.	5,100	225,010
Loblaw Companies Ltd.	14,200	524,435
Magna International, Inc., Class A*	25,112	1,553,970
Manitoba Telecom Services, Inc.	2,300	72,239
Manulife Financial Corp.	117,405	2,316,542
Nexen, Inc.	20,249	501,017
Onex Corp.	7,000	199,114
Sino-Forest Corp.*	13,500	264,510
Sun Life Financial, Inc.	137,679	4,428,664
Talisman Energy, Inc.	260,300	4,451,741
Teck Resources Ltd.*	100,020	4,357,687
TELUS Corp.	17,445	624,183
TELUS Corp.	3,000	111,653
The Toronto-Dominion Bank(a)	15,090	1,124,711
Thomson Reuters Corp.(a)	106,534	3,876,824
TransCanada Corp.(a)	62,506	2,290,625
Viterra, Inc.*	48,000	453,227
Yamana Gold, Inc.(a)	166,200	1,644,572
		45,833,932
Denmark — 1.1%
A P Moller - Maersk A/S	222	1,691,643
Carlsberg A/S(a)	19,315	1,621,089
Danisco A/S	3,805	283,729
Danske Bank*	55,003	1,353,171
Jyske Bank A/S*	9,528	338,471
		5,288,103
Finland — 1.0%
Fortum Oyj(a)	28,399	694,648
Kesko Oyj(a)	12,415	488,629
Neste Oil Oyj(a)	10,007	174,491
Rautaruukki Oyj(a)	8,300	179,366
Sampo Oyj, Class A	3,373	89,475
Stora Enso Oyj, R Shares(a)*	166,360	1,267,275
UPM-Kymmene Oyj(a)	153,593	2,038,201
		4,932,085
France — 8.3%
Air France-KLM*	47,558	751,862
AXA SA	259,150	5,764,847
BNP Paribas SA	89,169	6,848,000
Cap Gemini SA(a)	11,658	574,252
Casino Guichard Perrachon SA	8,468	716,547
Cie de Saint-Gobain(a)	42,298	2,033,821
Ciments Francais SA	2,017	193,395
CNP Assurances	5,341	504,391
Compagnie Generele des Etablissements Michelin, Class B	19,295	1,421,877
Credit Agricole SA	117,270	2,052,745
Credit Industriel et Commercial	518	89,952
GDF Suez	70,716	2,731,660
Groupe Eurotunnel SA	10,320	105,168
Lafarge SA(a)	36,817	2,590,771
Lagardere SCA	41,545	1,681,139
Natixis*	13,406	72,337
Peugeot SA*	33,510	986,674
PPR	13,872	1,846,830
Renault SA*	29,046	1,361,315
Rexel SA*	630	9,573
Safran SA	13,857	361,218
SCOR	14,662	370,321
Societe Generale	35,398	2,226,288
Vivendi	171,450	4,588,540
		39,883,523
Germany — 8.6%
Allianz SE(a)	58,451	7,328,638
Bayerische Motoren Werke AG(a)	78,496	3,623,786

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany (Continued)
Commerzbank AG(a)*	27,100	$232,097
Daimler AG	170,733	8,037,584
Daimler AG	38,183	1,794,983
Deutsche Bank AG	22,619	1,742,287
Deutsche Bank AG(a)	17,416	1,338,768
Deutsche Lufthansa AG	50,963	845,272
Deutsche Telekom AG	475,474	6,444,469
Fraport AG Frankfurt Airport Services Worldwide(a)	1,219	64,187
Hannover Rueckversicherung AG*	7,966	393,359
HeidelbergCement AG	6,216	346,740
Muenchener Rueckversicherungs AG(a)	48,420	7,857,629
Salzgitter AG	3,208	297,799
ThyssenKrupp AG	33,370	1,147,288
		41,494,886
Greece — 0.2%
Alpha Bank AE*	5,662	53,608
EFG Eurobank Ergasias SA*	78,517	721,133
Hellenic Petroleum SA	26,868	307,733
Marfin Investment Group SA*	33,656	77,278
		1,159,752
Hong Kong — 2.7%
Cathay Pacific Airways Ltd.(a)*	127,374	268,061
Cheung Kong Holdings Ltd.	156,000	2,009,209
Great Eagle Holdings Ltd.	23,552	65,824
Hang Lung Group Ltd.	74,000	391,718
Henderson Land Development Co., Ltd.	128,000	904,247
Hopewell Holdings Ltd.	55,000	162,926
Hutchison Whampoa Ltd.	656,000	4,799,021
New World Development Co., Ltd.	522,048	1,020,664
Sino Land Co.	170,856	336,244
Sun Hung Kai Properties Ltd.	91,000	1,367,769
The Hongkong & Shanghai Hotels Ltd.	68,495	105,686
Tsim Sha Tsui Properties	58,492	195,871
Wharf Holdings Ltd.	121,250	687,124
Wheelock & Co., Ltd.	233,000	685,713
		13,000,077
Ireland — 0.3%
CRH PLC, ADR(a)	58,618	1,459,002

Italy — 2.4%
Banca Monte dei Paschi di Siena SpA(a)	351,512	520,348
Banca Popolare di Milano Scarl	65,273	405,320
Banco Popolare Scarl*	18,470	128,475
Fiat SpA*	67,320	876,525
Intesa Sanpaolo SpA*	663,140	2,469,811
Italcementi SpA	10,703	123,743
Telecom Italia SpA	1,485,160	2,138,324
UniCredit SpA*	1,223,630	3,615,273
Unione di Banche Italiane SCPA	95,402	1,287,259
		11,565,078
Japan — 17.5%
Aeon Co., Ltd.(a)	112,000	1,271,066
Aisin Seiki Co., Ltd.(a)	42,600	1,275,858
Ajinomoto Co., Inc.	107,000	1,059,814
Alfresa Holdings Corp.(a)	2,500	107,766
Amada Co., Ltd.(a)	51,000	427,682
Aoyama Trading Co., Ltd.(a)	7,800	128,735
Aozora Bank Ltd.(a)	147,000	207,552
Asahi Kasei Corp.(a)	81,000	435,801
Asatsu-DK, Inc.(a)	1,100	23,355
Bank of Kyoto Ltd.	45,000	414,429
Bank of Yokohama Ltd.(a)	45,000	220,451
Canon Marketing Japan, Inc.(a)	8,000	108,931
Chiba Bank Ltd.(a)	49,000	292,983
Chudenko Corp.(a)	5,700	72,736
Chugoku Bank Ltd.(a)	24,000	323,970
Chuo Mitsui Trust Holdings, Inc.(a)	59,000	221,510
Citizen Holdings Co., Ltd.	68,900	470,928
Coca-Cola West Co., Ltd.	7,200	117,754
COMSYS Holdings Corp.(a)	9,000	87,122
Cosmo Oil Co., Ltd.(a)	72,000	174,051
Credit Saison Co., Ltd.(a)	18,900	293,133
Dai Nippon Printing Co., Ltd.(a)	119,000	1,607,626
Daicel Chemical Industries Ltd.	45,000	309,498
Daido Steel Co., Ltd.(a)*	68,000	285,849
Dainippon Sumitomo Pharma Co., Ltd.(a)	15,100	138,418
Daishi Bank Ltd.	40,000	138,624
Daiwa House Industry Co., Ltd.(a)	35,000	394,962
Daiwa Securities Group, Inc.(a)	67,000	352,594
Fuji Heavy Industries Ltd.*	218,000	1,128,591
Fuji Media Holdings, Inc.	29	42,962
FUJIFILM Holdings Corp.	113,700	3,916,077
Fujikura Ltd.	65,000	374,746
Fukuoka Financial Group, Inc.(a)	153,000	649,706
Glory Ltd.(a)	7,800	193,728
Gunma Bank Ltd.	55,000	304,150
H2O Retailing Corp.(a)	18,000	123,029
Hachijuni Bank Ltd.	68,000	386,950
Hakuhodo DY Holdings, Inc.(a)	2,090	109,988
Higo Bank Ltd.	29,000	161,301
Hiroshima Bank Ltd.(a)	27,000	114,076
Hitachi Capital Corp.(a)	2,600	37,016
Hitachi High-Technologies Corp.	3,800	87,186
Hitachi Ltd.(a)*	90,000	335,972
Hitachi Transport System Ltd.(a)	1,800	25,357
Hokkoku Bank Ltd.	38,000	141,042
Hokuhoku Financial Group, Inc.	172,000	377,153
House Foods Corp.(a)	8,700	126,466
Hyakugo Bank Ltd.	31,000	145,566
Hyakujushi Bank Ltd.	35,000	136,271
Idemitsu Kosan Co., Ltd.(a)	7,700	583,121
Isetan Mitsukoshi Holdings Ltd.(a)	50,400	541,791
Iyo Bank Ltd.(a)	20,000	190,181
J Front Retailing Co., Ltd.	112,000	658,894
Joyo Bank Ltd.(a)	91,000	405,894
JS Group Corp.	70,700	1,439,107
JTEKT Corp.	16,700	197,206
Juroku Bank Ltd.	33,000	130,955
Kagoshima Bank Ltd.	22,000	154,605
Kajima Corp.(a)	76,000	186,159
Kamigumi Co., Ltd.	22,000	176,960
Kandenko Co., Ltd.(a)	9,000	57,183
Kaneka Corp.	55,000	356,509
Kawasaki Kisen Kaisha Ltd.(a)*	82,000	327,158
Keiyo Bank	24,000	115,777
Kewpie Corp.(a)	7,900	85,769
Kinden Corp.(a)	34,000	297,850
Kyocera Corp.	21,700	2,114,526
Kyowa Hakko Kirin Co., Ltd.	30,000	309,659
Marui Group Co., Ltd.(a)	55,700	403,943
Maruichi Steel Tube Ltd.	2,500	50,701
Mazda Motor Corp.(a)*	166,000	466,980
Mediceo Paltac Holdings Co., Ltd.(a)	19,700	233,265
MEIJI Holdings Co., Ltd.(a)	9,100	353,332
Mitsubishi Chemical Holdings Corp.(a)	375,000	1,917,317
Mitsubishi Gas Chemical Co., Inc.(a)	35,000	210,771

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Mitsubishi Heavy Industries Ltd.(a)	482,000	$1,995,229
Mitsubishi Logistics Corp.(a)	10,000	124,291
Mitsubishi Materials Corp.(a)*	120,000	345,278
Mitsubishi Tanabe Pharma Corp.(a)	39,000	550,647
Mitsubishi UFJ Financial Group, Inc.(a)	484,556	2,534,228
Mitsui Chemicals, Inc.(a)	200,000	605,412
Mitsui OSK Lines Ltd.	14,000	100,481
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	60,800	1,687,624
Nagase & Co., Ltd.	24,000	300,096
Namco Bandai Holdings, Inc.(a)	18,700	182,220
Nanto Bank Ltd/The	1,000	5,605
NEC Corp.	366,000	1,100,075
Nippon Express Co., Ltd.	106,000	455,792
Nippon Meat Packers, Inc.(a)	27,067	342,499
Nippon Mining Holdings, Inc.(a),(b),(c)	163,000	761,910
Nippon Oil Corp.(a),(b),(c)	265,000	1,335,063
Nippon Paper Group, Inc.(a)	14,200	365,290
Nippon Sheet Glass Co., Ltd.(a)	210,000	619,959
Nippon Shokubai Co., Ltd.	25,000	225,960
Nippon Television Network Corp.	1,030	140,139
Nippon Yusen	175,000	690,716
Nissan Motor Co., Ltd.*	80,200	687,134
Nissay Dowa General Insurance Co., Ltd.(a),(c)	24,000	127,238
Nisshin Steel Co., Ltd.(a)	175,000	365,012
Nisshinbo Holdings, Inc.(a)	23,000	238,143
NOK Corp.(a)	16,200	243,806
NTN Corp.	81,000	365,622
Obayashi Corp.(a)	81,000	359,557
OJI Paper Co., Ltd.(a)	99,000	434,164
Onward Holdings Co., Ltd.(a)	28,000	218,334
Panasonic Corp.(a)	1,730	26,504
Rengo Co., Ltd.(a)	18,000	105,894
Ricoh Co., Ltd.(a)	127,000	1,983,314
Rohm Co., Ltd.	13,300	992,983
San-In Godo Bank Ltd.	22,000	183,549
Sapporo Hokuyo Holdings, Inc.(a)	32,000	146,155
SBI Holdings, Inc.(a)*	1,506	297,205
Seiko Epson Corp.(a)	28,000	434,870
Seino Holdings Corp.(a)	23,000	163,846
Sekisui Chemical Co., Ltd.(a)	58,000	393,326
Sekisui House Ltd.	158,000	1,578,479
Seven & I Holdings Co., Ltd.	125,500	3,032,458
Sharp Corp.(a)	143,000	1,788,074
Shiga Bank Ltd.(a)	30,000	189,325
Shimachu Co., Ltd.	6,600	140,768
Shimizu Corp.(a)	62,000	258,637
Shinko Securities Co., Ltd.(a)*	26,000	82,319
Shinsei Bank Ltd.(a)	193,000	233,276
Shizuoka Bank Ltd.(a)	25,000	217,938
Showa Shell Sekiyu KK(a)	25,000	169,002
SKY Perfect JSAT Holdings, Inc.	167	71,809
Sohgo Security Services Co., Ltd.	7,900	91,515
Sojitz Corp.	149,700	289,825
Sompo Japan Insurance, Inc.(a),(b),(c)	39,000	273,655
Sony Corp., ADR(a)	212,565	8,145,491
Sumitomo Bakelite Co., Ltd.(a)	55,000	315,328
Sumitomo Corp.(a)	193,600	2,226,120
Sumitomo Electric Industries Ltd.	144,800	1,774,958
Sumitomo Forestry Co., Ltd.(a)	28,200	230,149
Suzuken Co., Ltd.(a)	11,400	401,786
Taiheiyo Cement Corp.(a)*	117,000	167,697
Taisei Corp.(a)	181,000	398,823
Taisho Pharmaceutical Co. Ltd.	19,000	345,492
Takashimaya Co., Ltd.(a)	45,000	369,665
Teijin Ltd.	275,000	923,628
The 77 Bank Ltd.(a)	60,000	342,710
The Bank of Iwate Ltd.(a)	2,000	116,162
The Nishi-Nippon City Bank Ltd.(a)	89,000	262,745
The Yokohama Rubber Co., Ltd.(a)	7,000	32,945
Toda Corp.(a)	30,000	108,140
Tokuyama Corp.(a)	26,000	144,058
Tokyo Broadcasting System Holdings, Inc.	6,900	104,507
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	201,659
Tokyo Tatemono Co., Ltd.	42,000	150,947
Toppan Printing Co., Ltd.(a)	175,000	1,579,848
Tosoh Corp.(a)	86,000	218,933
Toyo Seikan Kaisha Ltd.(a)	58,000	1,027,361
Toyota Auto Body Co., Ltd.	7,000	119,649
Toyota Tsusho Corp.	25,900	406,133
TV Asahi Corp.	47	71,387
UNY Co., Ltd.(a)	39,000	322,462
Wacoal Holdings Corp.	7,000	87,453
Yamaguchi Financial Group, Inc.	51,000	558,060
Yamaha Corp.(a)	32,700	422,172
Yamaha Motor Co., Ltd.(a)*	20,800	311,700
		84,386,562
Netherlands — 4.5%
Aegon NV*	280,066	1,917,835
Akzo Nobel NV	5,777	329,235
ArcelorMittal(a)	110,137	4,833,102
European Aeronautic Defence and Space Co.(a)	102,142	2,054,887
ING Groep NV(a)*	255,209	2,548,009
Koninklijke DSM NV(a)	31,703	1,413,691
Koninklijke Philips Electronics NV(a)	172,426	5,528,744
Randstad Holding NV*	13,180	626,348
STMicroelectronics NV*	240,145	2,390,474
		21,642,325
New Zealand — 0.0%
Contact Energy Ltd.*	50,843	231,144

Norway — 1.1%
DnB NOR ASA*	146,369	1,672,240
Marine Harvest ASA*	124,000	110,163
Norsk Hydro ASA*	205,400	1,565,591
Orkla ASA(a)	161,370	1,426,839
Storebrand ASA*	71,400	564,525
		5,339,358
Portugal — 0.2%
Banco Comercial Portugues SA(a)	57,000	63,437
Banco Espirito Santo SA(a)*	139,969	756,197
		819,634
Singapore — 1.5%
CapitaLand Ltd.	501,000	1,421,759
DBS Group Holdings Ltd.	157,000	1,604,846
Fraser & Neave Ltd.	331,500	1,137,425
Golden Agri-Resources Ltd.*	1,188,000	492,541
Neptune Orient Lines Ltd.	169,749	243,894
Singapore Airlines Ltd.	165,340	1,796,467
Singapore Airport Terminal Services Ltd.	93,258	176,657
United Industrial Corp., Ltd.	177,000	260,638
UOL Group Ltd.	138,000	384,717
		7,518,944
Spain — 2.7%
Acciona SA	8,496	942,223

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain (Continued)
Banco de Sabadell SA(a)	121,356	$670,062
Banco Espanol de Credito SA(a)	17,691	186,376
Banco Popular Espanol SA(a)	130,409	959,947
Banco Santander SA	150,632	2,001,960
Criteria Caixacorp SA	179,852	891,263
Gas Natural SDG SA(a)	16,343	301,747
Repsol YPF SA	299,345	7,087,562
		13,041,140
Sweden — 2.6%
Boliden AB	2,663	38,061
Holmen AB- B Shares(a)	18,717	504,177
Nordea Bank AB(a)	373,814	3,688,647
Skandinaviska Enskilda Banken AB, Series A*	86,911	555,245
SSAB Svenskt Stal AB, Series A(a)	42,025	755,456
SSAB Svenskt Stal AB, Series B(a)	17,977	291,791
Svenska Cellulosa AB, Series B(a)	131,362	1,852,014
Svenska Handelsbanken AB, Series A(a)	37,504	1,099,056
Swedbank AB, Class A*	43,518	446,595
Tele2 AB, Class B(a)	51,831	864,975
TeliaSonera AB(a)	186,421	1,323,169
Volvo AB, Series A	29,171	288,858
Volvo AB, Series B	79,433	799,214
		12,507,258
Switzerland — 7.9%
Adecco SA	32,604	1,850,673
Baloise Holding AG	14,302	1,268,244
Banque Cantonale Vaudoise	1,400	653,263
Credit Suisse Group AG	236,694	12,200,606
Givaudan SA	1,372	1,203,623
Helvetia Holding AG	1,240	434,835
Holcim Ltd.*	59,158	4,409,919
Novartis AG(a)	14,519	785,478
Swiss Life Holding AG*	4,315	566,794
Swiss Reinsurance*	60,442	2,975,095
UBS AG*	137,205	2,230,362
UBS AG*	36,300	590,964
Valiant Holding	2,700	526,223
Zurich Financial Services AG	32,199	8,254,353
		37,950,432
United Kingdom — 19.5%
Amlin PLC	54,900	323,329
Anglo American PLC*	6,194	270,138
Associated British Foods PLC	114,039	1,693,334
Aviva PLC	537,047	3,140,073
Barclays PLC	414,897	2,268,470
Barclays PLC, ADR(a)	34,600	752,550
British Airways PLC(a)*	201,361	742,523
Cable & Wireless Communications PLC	270,144	226,904
Cable & Wireless Worldwide*	270,144	377,148
Carnival PLC(a)	36,295	1,485,917
Carnival PLC, ADR	37,860	1,554,090
easyJet PLC*	57,000	396,937
HSBC Holdings PLC	235,521	2,387,451
HSBC Holdings PLC, ADR	127,904	6,483,454
International Power PLC	409,589	1,982,126
Investec PLC	22,087	180,657
J Sainsbury PLC	390,072	1,939,175
Kazakhmys PLC*	42,677	988,920
Kingfisher PLC	803,327	2,613,639
Legal & General Group PLC	948,679	1,267,585
Mondi PLC	22,915	161,384
Old Mutual PLC*	766,676	1,425,202
Pearson PLC	133,985	2,106,417
Pearson PLC, ADR	75,300	1,181,457
Resolution Ltd.*	202,218	251,476
Rexam PLC	261,984	1,164,455
Royal & Sun Alliance Insurance Group PLC	725,629	1,403,955
Royal Dutch Shell PLC	154,388	4,253,419
Royal Dutch Shell PLC, ADR	256,493	14,191,758
Schroders PLC	11,409	243,596
Standard Life PLC	147,070	447,027
Thomas Cook Group PLC	170,467	697,928
Tomkins PLC, ADR(a)	37,033	527,350
Vodafone Group PLC(a)	145,000	3,377,050
Vodafone Group PLC, ADR	7,705,739	17,774,046
Whitbread PLC	22,784	509,631
WM Morrison Supermarkets PLC	611,503	2,723,549
Wolseley PLC*	49,550	1,197,058
WPP PLC	201,712	2,090,648
Xstrata PLC*	388,338	7,357,442
		94,159,268
TOTAL COMMON STOCKS
(Identified Cost $415,847,091)		478,711,547

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Porsche Automobil Holding SE	13,501	823,954
TOTAL PREFERRED STOCKS
(Identified Cost $902,084)		823,954

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Money Market Fund	592,002	592,002
SSgA Government Money Market Fund	1	1
		592,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $592,003)		592,003

COLLATERAL FOR SECURITIES ON LOAN — 24.2%
Short Term — 24.2%
State Street Navigator Prime Portfolio	116,706,659	116,706,659
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $116,706,659)		116,706,659

Total Investments — 123.7%
(Identified Cost $534,047,837)#		596,834,163
Liabilities, Less Cash and Other Assets — (23.7%)		(114,234,282)

Net Assets — 100.0%		$482,599,881
___________________

†	See Note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of March 31, 2010, the market value of the securities on loan was $116,873,603.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. At March 31, 2010, the total market value of such investments amounted to $2,497,866, which represents 0.52% of net assets.
#	At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $534,047,837. Net unrealized appreciation aggregated $62,786,326 of which $95,180,389 related to appreciated investment securities and $32,394,063 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings March 31, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	15.6%
Insurance	12.3%
Oil, Gas & Consumable Fuels	9.0%
Metals & Mining	5.9%
Wireless Telecommunication Services	4.4%
Capital Markets	4.2%
Automobiles	4.2%
Food & Staples Retailing	3.9%
Media	3.6%
Diversified Telecommunication Services	2.9%

SA International Value Fund

March 31, 2010
Country Weightings (% of portfolio market value)

Country	Percentage
United Kingdom	19.6%
Japan	17.6%
Canada	9.5%
Germany	8.8%
France	8.3%
Switzerland	7.9%
Australia	6.8%
Netherlands	4.5%
Spain	2.7%
Other	14.3%
Total	100.0%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	13,059,701	$195,634,315
TOTAL MUTUAL FUNDS
(Identified Cost $135,586,756)		195,634,315

Total Investments — 100.0%
(Identified Cost $135,586,756)#		195,634,315
Liabilities, Less Cash and Other Assets — 0.0%		(86,673)

Net Assets — 100.0%		$195,547,642
____________________

†	See Note 1.
#	At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $135,586,756. Net unrealized appreciation aggregated $60,047,559, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 97.1%
Brazil — 9.3%
Banco Santander Brasil SA	6,200	$76,630
Banco Santander Brasil SA, ADR	45,000	559,350
BM&FBOVESPA SA	136,300	922,795
BR Malls Participacoes SA*	7,100	83,842
Braskem SA, ADR*	10,100	146,147
BRF - Brasil Foods SA	7,300	196,626
BRF - Brasil Foods SA, ADR	7,200	395,568
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,500	235,305
Cosan SA Industria e Comercio*	15,500	188,962
Empresa Brasileira de Aeronautica SA, ADR	10,900	261,164
Fibria Celulose SA, ADR*	13,799	301,922
Gerdau SA	21,600	267,214
Gerdau SA, ADR	69,780	1,137,414
Marfrig Alimentos SA	11,316	129,427
Multiplan Empreendimentos Imobiliarios SA	2,300	38,102
Petroleo Brasileiro SA	1,400	55,426
Sul America SA	2,600	70,543
Ultrapar Participacoes SA, ADR	10,300	498,829
Usinas Siderurgicas de Minas Gerais SA	12,700	445,198
		6,010,464
Chile — 3.7%
Banco de Credito e Inversiones	2,555	98,840
Cementos BIO BIO SA	17,765	51,628
Cencosud SA	45,361	178,073
Cia General de Electricidad	18,040	113,448
Cia Sudamericana de Vapores SA*	66,801	53,721
CorpBanca SA, ADR	1,900	81,700
Cristalerias de Chile SA	4,091	50,752
Empresas CMPC SA	13,960	591,654
Empresas COPEC SA	28,567	427,348
Enersis SA, ADR	29,100	581,709
Industrias Forestales SA	163,876	42,160
Madeco SA*	400,000	23,859
Masisa SA	435,832	64,783
		2,359,675
China — 11.3%
Agile Property Holdings Ltd.	73,859	100,835
Angang Steel Co., Ltd., H Shares	78,000	142,855
Bank of China Ltd., H Shares	2,683,000	1,427,155
Beijing Capital International Airport Co., Ltd., H Shares*	78,000	46,413
Beijing Enterprises Holdings Ltd.	36,500	253,856
Chaoda Modern Agriculture Holdings Ltd.	146,354	155,887
China Agri-Industries Holdings Ltd.	109,000	150,495
China BlueChemical Ltd.	26,000	16,944
China Citic Bank	167,000	125,827
China Communication Services Corp., Ltd., H Shares	86,000	43,420
China Communications Construction Co., Ltd.	186,000	175,837
China Construction Bank Corp., H Shares	283,000	231,452
China Everbright Ltd.	54,000	143,968
China Merchants Holdings International Co., Ltd.	69,248	253,295
China Railway Construction Corp., Ltd.	77,000	94,710
China Resources Enterprise	92,000	340,071
China Resources Land Ltd.	82,000	177,217
China Shipping Container Lines Co., Ltd., H Shares*	130,200	51,984
China Travel International Inv HK	162,000	44,025
China Unicom Hong Kong Ltd.	42,000	47,332
China Unicom Hong Kong Ltd., ADR	27,880	310,862
Citic Pacific Ltd.	150,000	358,567
COSCO Pacific Ltd.	76,000	115,308
Country Garden Holdings Co.	226,000	80,629
Dalian Port PDA Co., Ltd., H Shares	128,000	60,008
Denway Motors Ltd.	390,000	207,953
Fosun International	163,500	130,771
Franshion Properties China Ltd.	168,000	56,691
Great Wall Motor Co., Ltd., H Shares	21,000	44,087
Guangshen Railway Co., Ltd., ADR	3,500	70,140
Harbin Power Equipment Co., Ltd.	34,000	28,070
HKC Holdings Ltd.	265,083	22,875
Hopson Development Holdings Ltd.	36,000	58,143
Hunan Non-Ferrous Metal Corp., Ltd., H Shares*	96,000	38,824
Industrial & Commercial Bank of China	151,000	115,327
Kingboard Chemical Holdings Ltd.	27,000	122,929
Maanshan Iron & Steel, H Shares*	128,000	73,856
Minmetals Resources Ltd.*	60,000	23,647
Neo-China Land Group Holdings Ltd.(a)*	42,500	27,862
Poly Hong Kong Investments Ltd.	15,000	19,145
Semiconductor Manufacturing International Corp.*	994,000	128,023
Semiconductor Manufacturing International Corp., ADR*	7,700	49,126
Shanghai Industrial Holdings Ltd.	55,000	252,181
Shenzhen International Holdings	297,500	22,607
Shenzhen Investment Ltd.	122,000	45,096
Shimao Property Holdings Ltd.	113,500	208,749
Shui On Land Ltd.	112,500	57,378
Sino-Ocean Land Holdings Ltd.	175,434	154,550
Sinofert Holdings Ltd.	28,000	16,733
Sinotrans Ltd., H Shares	106,000	29,352
Sinotruk Hong Kong Ltd.	60,000	63,367
Soho China Ltd.	103,500	59,053
TPV Technology Ltd.	118,000	79,181
Travelsky Technology Ltd., H Shares	42,000	35,107
Weiqiao Textile Co., H Shares	60,000	47,448
		7,237,223
Czech Republic — 0.7%
Central European Media Enterprises Ltd.*	5,000	146,183
Telefonica O2 Czech Republic AS	5,541	129,399
Unipetrol*	17,412	150,237
		425,819
Hungary — 1.1%
Egis Gyogyszergyar Nyrt	2,283	246,241
Fotex Holding SE Co., Ltd.*	10,261	22,041
OTP Bank Nyrt*	11,932	417,308
Raba Automotive Holding PLC*	4,692	21,232
		706,822
India — 11.1%
Aditya Birla Nuvo Ltd.	2,706	54,729
Ambuja Cements Ltd.	67,211	179,050
Amtek Auto Ltd.	7,584	32,687
Apollo Hospitals Enterprise Ltd.	4,934	80,228
Ashok Leyland Ltd.	33,000	41,052
Axis Bank Ltd.	10,600	276,599
Bajaj Finserv Ltd.	1,407	10,552
Bajaj Holdings and Investment Ltd.	1,407	18,741
Bharat Forge Ltd.	6,809	38,826
Bhushan Steel Ltd.	1,498	56,096
Biocon Ltd.	7,086	45,038

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Cairn India Ltd.*	37,422	$254,106
DLF Ltd.	6,599	45,331
Federal Bank Ltd.	9,627	57,039
HCL Infosystems Ltd.	7,658	22,951
HCL Technologies Ltd.	7,597	61,172
Hindalco Industries Ltd.	39,807	160,753
ICICI Bank Ltd., ADR	38,310	1,635,837
IDBI Bank Ltd.	16,131	41,338
India Cements Ltd.	9,576	27,942
Indiabulls Real Estate Ltd.*	18,029	61,181
Indian Hotels Co., Ltd.	17,371	39,544
Infrastructure Development Finance Co., Ltd.	78,834	282,710
IVRCL Infrastructures & Projects Ltd.	5,800	21,407
Jammu & Kashmir Bank Ltd.	2,469	37,507
Jet Airways India Ltd.*	2,652	28,354
Jindal Saw Ltd.	11,615	54,873
JSW Steel Ltd.	10,487	288,249
Karnataka Bank Ltd.	7,763	20,750
LIC Housing Finance	4,074	79,352
Mahindra & Mahindra Ltd.	29,692	362,660
Maruti Suzuki India Ltd.	5,060	160,383
MAX India Ltd.*	13,200	60,891
Nirma Ltd.	5,800	23,480
Oracle Financial Sevices Software Ltd.*	1,554	79,301
Oriental Bank Of Commerce	7,526	53,702
Patni Computer Systems Ltd., ADR	3,300	78,474
Petronet LNG Ltd.	25,514	43,220
Reliance Communications Ltd.	48,036	183,980
Reliance Industries Ltd., GDR, 144A	15,630	753,366
State Bank of India Ltd.	1,500	69,429
Sterlite Industries India Ltd., ADR	23,222	432,161
Syndicate Bank	19,381	37,191
Tata Chemicals Ltd.	6,115	44,812
Tata Communications Ltd., ADR	3,800	47,158
Tata Steel Ltd., ADR	23,636	332,863
Tata Tea Ltd.	2,924	63,306
The Great Eastern Shipping Co., Ltd.	5,045	32,937
Union Bank Of India	6,100	39,811
United Phosphorus Ltd.	11,000	36,336
Wockhardt Ltd.*	5,285	16,298
Zee Entertainment Enterprises Ltd.	18,414	110,127
		7,115,880
Indonesia — 2.5%
PT Bumi Resources Tbk	1,065,500	263,462
PT Astra International Tbk	22,000	101,302
PT Bank Danamon Indonesia Tbk	215,970	123,418
PT Bank Negara Indonesia Persero Tbk	366,000	91,505
PT Bank Pan Indonesia Tbk*	1,542,000	167,765
PT Global Mediacom Tbk	290,000	12,589
PT Gudang Garam Tbk	102,500	278,793
PT Indah Kiat Pulp and Paper Corp., Tbk*	140,000	34,233
PT Indofood Sukses Makmur Tbk	673,000	279,199
PT International Nickel Indonesia Tbk	198,500	103,073
PT Lippo Karawaci Tbk*	464,000	30,595
PT Medco Energi Internasional Tbk	374,000	106,863
		1,592,797
Israel — 2.5%
Bank Hapoalim BM*	115,637	513,143
Bank Leumi Le-Israel BM*	117,246	550,104
Clal Insurance*	1,809	44,572
Elron Electronic Industries*	3,431	27,851
Makhteshim-Agan Industries Ltd.	15,769	71,256
Migdal Insurance & Financial Holding Ltd.*	36,000	74,421
Mizrahi Tefahot Bank Ltd.*	20,636	195,095
Paz Oil Co., Ltd.*	505	79,403
Retalix Ltd.*	2,522	36,167
		1,592,012
Korea — 11.1%
Busan Bank	6,320	67,867
CJ Corp.	452	26,925
Daegu Bank	5,580	74,716
Daelim Industrial Co., Ltd.	919	60,917
Daewoo Engineering & Construction Co., Ltd.	4,710	45,791
Daewoo Motor Sales*	1,667	5,724
Daishin Securities Co., Ltd.*	1,020	14,199
Dongkuk Steel Mill Co., Ltd.	1,440	29,272
GS Holdings Corp.	2,000	70,883
Hana Financial Group, Inc.	9,200	284,997
Hanjin Heavy Industries & Construction Co., Ltd.	2,580	58,717
Hanjin Shipping Holdings Co., Ltd.*	462	8,350
Hanjin Shipping Co., Ltd.*	2,397	65,780
Hanwha Chem Corp.	6,418	78,279
Honam Petrochemical Corp.	640	64,201
Hyosung Corp.	685	49,160
Hyundai Development Co.	1,680	49,073
Hyundai Mipo Dockyard	514	70,641
Hyundai Motor Co.	9,781	998,458
Hyundai Securities Co.*	8,977	107,903
Hyundai Steel Co.	3,290	249,778
Industrial Bank of Korea	9,440	123,480
KB Financial Group, Inc., ADR*	17,785	852,969
KCC Corp.	487	152,369
Kia Motors Corp.	18,830	420,220
Korea Exchange Bank	11,320	135,066
Korea Investment Holdings Co., Ltd.*	1,510	41,505
Korean Air Lines Co., Ltd.*	3,224	189,488
LG Corp.	540	33,886
Lotte Chilsung Beverage Co., Ltd.	40	30,580
Lotte Confectionery Co., Ltd.	20	23,315
Lotte Shopping Co., Ltd.	632	183,213
Nong Shim Co., Ltd.	200	40,126
Pacific Corp.	369	43,049
Samsung Electronics Co., Ltd.	1,000	367,500
Samsung SDI Co., Ltd.	1,850	232,180
Shinhan Financial Group Co., Ltd., ADR*	11,903	946,288
SK Energy Co., Ltd.	2,983	320,327
SK Holdings Co., Ltd.	2,008	178,359
Ssangyong Cement Industrial Co., Ltd.*	3,330	22,515
STX Offshore & Shipbuilding Co., Ltd.	4,700	53,586
STX Pan Ocean Co., Ltd.	4,300	50,926
Taihan Electric Wire Co., Ltd.*	990	14,875
Woori Finance Holdings Co.,Ltd.	3,630	53,257
Woori Finance Holdings Co., Ltd., ADR*	2,575	113,042
Woori Investment & Securities Co., Ltd.*	3,490	48,427
		7,152,179
Malaysia — 4.0%
Affin Holdings Berhad	121,500	108,017
Alliance Financial Group Berhad	97,000	85,641
AMMB Holdings Berhad	223,512	342,600
Bandar Raya Developments Berhad	56,300	34,691
Batu Kawan Berhad	18,800	61,553
Berjaya Corp. Berhad	244,700	131,277
Berjaya Land Berhad	53,800	66,467

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Berjaya Media Berhad*	6,100	$1,580
Boustead Holdings Berhad	41,440	44,591
DRB-Hicom Berhad	44,100	15,683
EON Capital Berhad	12,900	27,801
Gamuda Berhad	50,000	44,451
HAP Seng Consolidated Berhad	52,400	42,408
Hap Seng Plantations Holdings Berhad	92,800	70,553
Hong Leong Financial Group Berhad	26,900	69,683
IGB Corp. Berhad	98,300	56,955
IJM Corp. Berhad	138,180	206,719
KLCC Property Holdings Berhad	72,000	73,942
Kulim Malaysia Berhad	24,500	53,401
MISC Berhad	39,720	98,630
MMC Corp. Berhad	109,900	82,206
Mulpha International Berhad*	179,200	25,545
Oriental Holdings Berhad	30,300	57,033
OSK Holdings Berhad	81,500	34,479
Pos Malaysia Berhad	38,700	26,575
PPB Group Berhad	73,100	403,372
Proton Holdings Berhad*	27,000	38,985
RHB Capital Berhad	47,700	82,473
Shell Refining Co. Federation of Malaya Berhad	8,600	28,315
TA Enterprise Berhad	92,600	19,587
TA Global Berhad*	55,560	7,580
YTL Corp. Berhad	56,508	129,923
		2,572,716
Mexico — 7.0%
Alfa SAB de CV-Class A	31,400	247,365
Cemex SAB de CV, ADR*	80,219	819,036
Coca-Cola Femsa SAB de CV, ADR	3,000	199,350
Corp. GEO SAB de CV-Series B*	34,571	104,856
Desarrolladora Homex SAB de CV*	9,000	42,548
Embotelladoras Arca SAB de CV	37,923	130,727
Empresas ICA SAB de CV, ADR*	8,900	90,513
Fomento Economico Mexicano SAB de CV, ADR	20,700	983,871
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,600	207,312
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	98,515
Grupo Carso SAB de CV-Ser A	47,917	183,316
Grupo Cementos de Chihuahua SAB de CV*	17,800	61,907
Grupo Continental SAB de CV	26,700	80,551
Grupo Financiero Banorte SAB de CV	88,400	392,102
Grupo Financiero Inbursa SA	35,600	123,814
Grupo Mexico SAB de CV- Ser B	81,056	217,067
Industrias CH SAB de CV- Ser B*	22,900	91,591
Organizacion Soriana SAB de CV- Class B*	80,500	239,864
Telmex Internacional SAB de CV, ADR	4,400	84,832
Urbi Desarrollos Urbanos SAB DE CV*	36,800	84,977
		4,484,114
Philippines — 0.5%
Filinvest Land, Inc.	2,864,000	56,405
First Philippine Holdings Corp.	45,700	57,138
Metropolitan Bank & Trust	127,000	140,518
Universal Robina Corp.	100,000	55,322
		309,383
Poland — 1.4%
Agora SA*	3,752	35,253
Asseco Poland SA	3,365	66,909
Bank BPH SA*	772	17,837
Bank Millennium SA*	20,000	30,596
Echo Investment SA*	13,010	20,039
Getin Holding SA*	4,500	16,935
Grupa Lotos SA*	4,590	47,401
Kredyt Bank SA*	9,268	48,017
Orbis SA*	4,225	58,865
Polimex Mostostal SA	38,014	67,868
Polski Koncern Naftowy Orlen*	36,737	498,983
		908,703
Russia — 5.0%
Gazprom OAO, ADR	80,435	1,876,549
Lukoil OAO, ADR	14,376	815,119
RusHydro, ADR*	41,306	218,096
Surgutneftegaz, ADR	33,618	333,154
		3,242,918
South Africa — 9.7%
ABSA Group Ltd.	9,752	190,521
Aeci Ltd.	6,832	60,640
African Rainbow Minerals Ltd.	8,829	232,357
ArcelorMittal South Africa Ltd.*	16,923	215,053
Aveng Ltd.	43,502	224,565
Barloworld Ltd.	23,324	157,836
Caxton and CTP Publishers and Printers Ltd.	18,814	40,682
DataTec Ltd.	6,000	26,772
Eqstra Holdings Ltd.*	8,177	6,848
Freeworld Coatings Ltd.	9,215	11,665
Gold Fields Ltd., ADR	50,300	634,786
Grindrod Ltd.	15,332	32,227
Harmony Gold Mining Co., Ltd., ADR	30,300	287,244
Imperial Holdings Ltd.	14,564	200,532
Investec Ltd.	25,999	223,055
JD Group Ltd/ South Africa	12,010	72,963
Liberty Holdings Ltd.	8,197	81,590
Medi-Clinic Corp., Ltd.	23,523	87,197
Metropolitan Holdings Ltd.	44,874	103,995
Mondi Ltd.	10,541	77,859
Nampak Ltd.	46,702	114,771
Nedbank Group Ltd.	22,219	427,069
Northam Platinum Ltd.	15,969	105,236
Sanlam Ltd.	214,984	734,052
Sappi Ltd., ADR*	53,020	235,939
Sasol Ltd., ADR	9,800	404,446
Standard Bank Group Ltd.	56,160	883,602
Steinhoff International Holdings Ltd.*	127,881	351,141
		6,224,643
Taiwan — 11.4%
Advanced Semiconductor Engineering, Inc.	10,919	9,971
Asia Cement Corp.	109,000	106,398
Asia Optical Co., Inc.	16,000	32,042
Asustek Computer, Inc.	40,080	69,791
AU Optronics Corp., ADR	68,934	781,022
Cathay Real Estate Development Co., Ltd.*	100,000	42,351
Chang Hwa Commercial Bank	394,000	178,651
Chimei Innolux Corp.	217,353	331,594
China Airlines*	105,114	38,394
China Development Financial Holding Corp.*	861,276	244,080
China Manmade Fibers Corp.*	89,000	23,204
China Motor Corp.*	39,195	26,596
China Petrochemical Development Corp.*	76,320	33,044
China Synthetic Rubber Corp.	56,203	56,100
Chinatrust Financial Holding Co., Ltd.	546,175	309,564

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Chunghwa Picture Tubes*	700,000	$80,011
CMC Magnetics Corp.*	165,000	45,253
E.Sun Financial Holding Co., Ltd.*	236,735	95,788
Elitegroup Computer Systems Co., Ltd.	39,610	16,963
Eva Airways Corp.*	126,719	59,653
Evergreen Marine Corp. Taiwan Ltd.*	68,000	40,040
Far Eastern Department Stores Co., Ltd.	79,990	66,243
Far Eastern International Bank*	63,597	20,526
First Financial Holding Co., Ltd.	343,500	188,742
Formosa Taffeta Co., Ltd.	67,000	53,375
Fubon Financial Holding Co., Ltd.*	170,000	206,625
Gigabyte Technology Co., Ltd.	27,000	26,186
Goldsun Development & Construction Co., Ltd.	53,343	22,508
HannStar Display Corp.*	309,000	68,109
Hua Nan Financial Holdings Co., Ltd.	206,920	126,727
Inventec Co., Ltd.	136,290	77,891
King Yuan Electronics Co., Ltd.	110,100	53,563
Kinpo Electronics*	255,000	75,718
Lite-On Technology Corp.	116,961	155,233
Macronix International	183,817	121,549
Mega Financial Holding Co., Ltd.	762,000	441,489
Micro-Star International Co., Ltd.	76,374	47,857
Mitac International	63,439	29,165
Pan-International Industrial	16,380	27,078
Polaris Securities Co., Ltd.*	46,000	23,899
POU Chen Corp.	99,150	81,017
Qisda Corp.*	296,000	166,837
Radiant Opto-Electronics Corp.	20,000	27,615
Ritek Corp.*	140,399	36,605
Shin Kong Financial Holding Co., Ltd.*	211,693	83,323
Silicon Integrated Systems Corp.*	27,456	18,804
SinoPac Financial Holdings Co., Ltd.*	443,000	157,626
Sunplus Technology Co., Ltd.*	20,999	19,043
Ta Chong Bank Co., Ltd.*	171,000	33,922
Taichung Commercial Bank	113,616	29,264
Tainan Spinning Co., Ltd.*	56,000	22,571
Taishin Financial Holding Co., Ltd.*	242,402	98,463
Taiwan Business Bank*	120,000	31,702
Taiwan Cement Corp.	224,000	211,248
Taiwan Cooperative Bank	289,505	175,027
Taiwan Glass Industrial Corp.	71,932	76,331
Tatung Co., Ltd.*	384,000	91,895
Teco Electric and Machinery Co., Ltd.	247,000	108,497
Ton Yi Industrial Corp.	59,000	23,130
Unimicron Technology Corp.	36,000	46,193
United Microelectronics Corp.*	1,099,513	583,374
Walsin Lihwa Corp.*	149,000	58,647
Walsin Technology Corp.*	55,996	34,471
Wan Hai Lines Ltd.*	35,000	19,672
Waterland Financial Holdings*	157,362	50,046
Winbond Electronics Corp.*	311,000	87,548
Wintek Corp.*	57,000	51,691
Yageo Corp.	227,000	88,633
Yang Ming Marine Transport Corp.	68,514	25,673
Yieh Phui Enterprise	121,128	49,202
Yuen Foong Yu Paper Manufacturing Co., Ltd.*	145,258	60,375
Yulon Motor Co., Ltd.	215,272	238,943
		7,340,381
Thailand — 2.5%
Bangkok Bank PCL, ADR	109,000	443,281
Bangkok Expressway PCL	63,900	40,512
Bank of Ayudhya PCL	124,600	81,692
Charoen Pokphand Foods PCL	681,600	316,190
Delta Electronics Thai PCL	70,600	41,048
Kasikornbank PCL	55,000	175,197
Kiatnakin Bank PCL	53,300	48,627
Krung Thai Bank PCL	358,700	133,119
Precious Shipping PCL	58,400	34,135
PTT Chemical PCL	48,400	142,199
Regional Container Lines PCL*	53,300	18,956
Thai Plastic & Chemical PCL	75,800	44,306
Thanachart Capital PCL	112,400	86,207
TPI Polene PCL	113,900	30,646
		1,636,115
Turkey — 2.3%
Aksigorta AS*	14,835	20,819
Arcelik AS	30,365	123,041
Aygaz AS	10,227	42,451
Dogan Sirketler Grubu Holdings	84,152	64,316
Eregli Demir ve Celik Fabrikalari TAS*	77,685	233,401
KOC Holding AS*	66,793	228,841
Petkim Petrokimya Holding*	3,273	19,301
Tekfen Holding AS*	31,586	118,623
Trakya Cam Sanayi AS*	16,162	23,427
Turk Sise ve Cam Fabrikalari AS*	45,024	56,660
Turkiye Is Bankasi	84,634	275,468
Turkiye Is Bankasi*	39,031	122,410
Turkiye Vakiflar Bankasi TAO*	49,100	131,343
		1,460,101
TOTAL COMMON STOCKS
(Identified Cost $56,927,966)		62,371,945

PREFERRED STOCKS — 2.5%
Brazil — 2.5%
Banco do Estado do Rio Grande do Sul SA	10,700	89,651
Klabin SA, PF	49,600	152,564
Petroleo Brasileiro SA	4,500	89,552
Suzano Papel e Celulose SA	13,200	180,369
Telemar Norte Leste SA, PR A	5,200	146,525
Usinas Siderurgicas de Minas Gerais SA, PF A	27,525	942,909
		1,601,570
Malaysia — 0.0%
TA Global Berhad	55,560	5,876
		5,876
TOTAL PREFERRED STOCKS
(Identified Cost $1,268,812)		1,607,446

RIGHTS & WARRANTS — 0.0%
Chile — 0.0%
Cia Sudamericana de Vapores SA*	14,196	—
Poland — 0.0%
Asseco Poland SA*	3,365	—
		—
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		—

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Other (Continued)
SSgA Money Market Fund	293,003	$293,003
		293,004
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $293,004)		293,004

Total Investments — 100.1%
(Identified Cost $58,489,782)#		64,272,395
Liabilities, Less Cash and Other Assets — (0.1%)		(40,171)

Net Assets — 100.0%		$64,232,224
____________________

†	See Note 1.
*	Non-income producing security.
(a)	Security was fair valued by management. At March 31, 2010, the total market value for this investment amounted to $27,862, which represents 0.04% of net assets.
#	At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $58,489,782. Net unrealized appreciation aggregated $5,782,613 of which $11,952,697 related to appreciated investment securities and $6,170,084 related to depreciated investment securities.

Key to abbreviations:
ADR –	American Depository Receipt
GDR –	Global Depository Receipt
144A –	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to schedule of investments.

SA Funds Emerging Markets Value Fund

Ten Largest Industry Holdings March 31, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.9%
Metals & Mining	10.9%
Oil, Gas & Consumable Fuels	10.2%
Industrial Conglomerates	4.3%
Automobiles	4.2%
Food Products	3.9%
Diversified Financial Services	3.1%
Electronic Equipment, Instruments & Components	3.0%
Real Estate Management & Development	2.5%
Paper & Forest Products	2.5%

SA Funds Emerging Markets Value Fund

March 31, 2010
Country Weightings (% of portfolio market value)

Country	Percentage
Brazil	11.8%
Taiwan	11.4%
China	11.3%
Korea	11.1%
India	11.1%
South Africa	9.7%
Mexico	7.0%
Russia	5.0%
Malaysia	4.0%
Other	17.6%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	9,022	$161,133
Agree Realty Corp.	1,000	22,860
Alexander's, Inc.*	600	179,478
Alexandria Real Estate Equities, Inc.	9,800	662,480
AMB Property Corp.	33,645	916,490
American Campus Communities, Inc.	11,107	307,220
Apartment Investment & Management Co.	26,029	479,194
Ashford Hospitality Trust, Inc.*	21,300	152,721
Associated Estates Realty Corp.	2,900	39,991
AvalonBay Communities, Inc.	17,991	1,553,523
BioMed Realty Trust, Inc.	21,908	362,358
Boston Properties, Inc.	29,875	2,253,770
Brandywine Realty Trust	24,904	304,078
BRE Properties, Inc.	12,001	429,036
Camden Property Trust	13,847	576,451
CBL & Associates Properties, Inc.	27,689	379,339
Cedar Shopping Centers, Inc.	10,100	79,891
Cogdell Spencer, Inc.	6,900	51,060
Colonial Properties Trust	11,825	152,306
Corporate Office Properties Trust	12,100	485,573
Cousins Properties, Inc.	17,229	143,173
DCT Industrial Trust, Inc.	45,260	236,710
Developers Diversified Realty Corp.	55,012	669,496
DiamondRock Hospitality Co.*	27,966	282,736
Digital Realty Trust, Inc.	17,310	938,202
Douglas Emmett, Inc.	28,938	444,777
Duke Realty Corp.	51,511	638,736
DuPont Fabros Technology, Inc.	9,219	199,038
EastGroup Properties, Inc.	5,558	209,759
Education Realty Trust, Inc.	8,600	49,364
Entertainment Properties Trust	7,500	308,475
Equity Lifestyle Properties, Inc.	6,400	344,832
Equity One, Inc.	19,000	358,910
Equity Residential	63,500	2,486,025
Essex Property Trust, Inc.	6,300	566,685
Extra Space Storage, Inc.	19,400	245,992
Federal Realty Investment Trust	13,551	986,648
FelCor Lodging Trust, Inc.*	11,900	67,830
Feldman Mall Properties, Inc.*	500	46
First Industrial Realty Trust, Inc.*	11,400	88,464
First Potomac Realty Trust	6,400	96,192
Glimcher Realty Trust	14,100	71,487
HCP, Inc.	66,691	2,200,803
Health Care REIT, Inc.	26,300	1,189,549
Healthcare Realty Trust, Inc.	13,626	317,350
Hersha Hospitality Trust	13,595	70,422
Highwoods Properties, Inc.	15,300	485,469
Home Properties, Inc.	6,900	322,920
Hospitality Properties Trust	26,800	641,860
Host Hotels & Resorts, Inc.	146,776	2,150,268
HRPT Properties Trust	53,600	417,008
Inland Real Estate Corp.	18,431	168,644
Kilroy Realty Corp.	9,000	277,560
Kimco Realty Corp.	87,827	1,373,614
Kite Realty Group Trust	9,900	46,827
LaSalle Hotel Properties	13,646	317,952
Lexington Realty Trust	23,914	155,680
Liberty Property Trust	25,628	869,814
Mack-Cali Realty Corp.	17,700	623,925
Maguire Properties, Inc.*	10,100	31,108
Medical Properties Trust, Inc.	18,000	188,640
MHI Hospitality Corp.	100	250
Mid-America Apartment Communities, Inc.	6,200	321,098
Mission West Properties, Inc.	4,004	27,548
Monmouth Real Estate Investment Corp., Class A	6,321	53,160
National Retail Properties, Inc.	18,700	426,921
Nationwide Health Properties, Inc.	23,200	815,480
Omega Healthcare Investors, Inc.	18,605	362,611
One Liberty Properties, Inc.	1,927	32,104
Parkway Properties, Inc.	4,600	86,388
Pennsylvania Real Estate Investment Trust	8,906	111,058
Post Properties, Inc.	11,000	242,220
ProLogis	107,529	1,419,383
PS Business Parks, Inc.	5,000	267,000
Public Storage	38,253	3,518,893
Ramco-Gershenson Properties Trust	4,100	46,166
Realty Income Corp.	22,900	702,801
Regency Centers Corp.	20,380	763,639
Saul Centers, Inc.	3,600	149,040
Senior Housing Properties Trust	29,300	648,995
Simon Property Group, Inc.	63,072	5,291,741
SL Green Realty Corp.	16,900	967,863
Sovran Self Storage, Inc.	5,800	202,188
Strategic Hotels & Resorts, Inc.*	16,100	68,425
Sun Communities, Inc.	3,900	98,280
Sunstone Hotel Investors, Inc.*	17,078	190,761
Supertel Hospitality, Inc.*	2,197	3,845
Tanger Factory Outlet Centers	9,211	397,547
Taubman Centers, Inc.	11,423	456,006
The Macerich Co.	19,856	760,683
U-Store-It Trust	17,000	122,400
UDR, Inc.	35,136	619,799
UMH Properties, Inc.	1,815	14,829
Universal Health Realty Income Trust	2,200	77,748
Urstadt Biddle Properties, Class A	3,400	53,754
Urstadt Biddle Properties, Inc.	1,000	14,220
Ventas, Inc.	35,078	1,665,503
Vornado Realty Trust	36,908	2,793,936
Washington Real Estate Investment Trust	13,350	407,842
Weingarten Realty Investors	27,000	582,120
Winthrop Realty Trust	3,178	38,263
		55,654,450
TOTAL COMMON STOCKS
(Identified Cost $59,528,003)		55,654,450

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	225,001	225,001
		225,002
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $225,002)		225,002

Total Investments — 99.7%
(Identified Cost $59,753,005)#		55,879,452
Cash and Other Assets, Less liabilities — 0.3%		162,198

Net Assets — 100.0%		$56,041,650
____________________
†	See Note 1.
*	Non-income producing security.
#	At March 31, 2010 the aggregate cost of investment securities for income tax purposes was $59,753,005. Net unrealized depreciation aggregated $3,873,553 of which $3,978,270 related to appreciated investment securities and $7,851,823 related to depreciated investment securities.

See notes to schedule of investments.

SA Funds Real Estate Securities Fund

March 31, 2010
Portfolio Sectors (% of portfolio market value)

Industry	Percentage
Specialized REIT's	28.4%
Retail REIT's	25.5%
Office REIT's	16.4%
Residential REIT's	15.1%
Diversified REIT's	8.4%
Industrial REIT's	5.8%
Short-Term	0.4%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – MARCH 31, 2010 (Unaudited)

1. Security Valuation

     Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee appointed by the Board of Trustees of the Trust. Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Funds’ own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of March 31, 2010 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted Quoted
	Prices in Active
	Markets for Identical	Significant Other	Significant	Balance as of March
	Investments	Observable Inputs	Unobservable Inputs	31, 2010
Description	(Level 1 )	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$-	$207,055,479	$-	$207,055,479
Short-Term Investments	2,956,176	-	-	2,956,176
Total Investments	$2,956,176	$207,055,479	$-	$210,011,655

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$-	$446,187,076	$-	$446,187,076
Short-Term Investments	5,599,620	-	-	5,599,620
Collateral for Securities on Loan Short-Term	45,398,377	-	-	45,398,377
Forward Foreign Currency Contracts	-	3,303,077	-	3,303,077
Total Investments	$50,997,997	$449,490,153	$-	$500,488,150
Liabilities:
Forward Foreign Currency Contracts	$-	$(250,903)	$-	$(250,903)

SA U.S. Market Fund
Common Stocks	$352,468,376	$-	$-	$352,468,376
Rights & Warrants	7	-	-	7
Mutual Funds	15,698,688	-	-	15,698,688
Short-Term Investments	145,003	-	-	145,003
Total Investments	$368,312,074	$-	$-	$368,312,074

SA U.S. Value Fund
Common Stocks	$275,479,239	$-	$-	$275,479,239
Short-Term Investments	447,003	-	-	447,003
Total Investments	$275,926,242	$-	$-	$275,926,242

SA U.S. Small Company Fund
Common Stocks - Personal Products	$1,104,822	$22,491	$-	$1,127,313
All Other Common Stocks	228,883,928	-	-	228,883,928
Rights & Warrants	2,072	-	-	2,072
Short-Term Investments	341,003	-	-	341,003
Collateral for Securities on Loan Short-Term	77,861,270	-	-	77,861,270
Total Investments	$308,193,095	$22,491	$-	$308,215,586

SA International Value Fund
Common Stocks - Japan	$81,888,696	$2,497,866	$-	$84,386,562
All Other Common Stocks	394,324,985	-	-	394,324,985
Preferred Stocks	823,954	-	-	823,954
Short-Term Investments	592,003	-	-	592,003
Collateral for Securities on Loan Short-Term	116,706,659	-	-	116,706,659
Total Investments	$594,336,297	$2,497,866	$-	$596,834,163

SA International Small Company Fund
Mutual Funds	$195,634,315	$-	$-	$195,634,315
Total Investments	$195,634,315	$-	$-	$195,634,315

SA Emerging Markets Fund
Common Stocks - China	$7,209,361	$27,862	$-	$7,237,223
All Other Common Stocks	55,134,722	-	-	55,134,722
Preferred Stocks	1,607,446	-	-	1,607,446
Rights & Warrants	-	-	-	-
Short-Term Investments	293,004	-	-	293,004
Total Investments	$64,244,533	$27,862	$-	$64,272,395

SA Real Estate Securities Fund
Common Stocks	$55,654,450	$-	$-	$55,654,450
Short-Term Investments	225,002	-	-	225,002
Total Investments	$55,879,452	$-	$-	$55,879,452

DFA INVESTMENT DIMENSIONS GROUP INC.
THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
(r)	The adjustable rate shown is effective as of March 31, 2010.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)

Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$1,655,547,053
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		1,092,506,489
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		801,769,009
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		676,319,930
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		488,229,597
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,427,646,622)		4,714,372,078

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/10
(Collateralized by $9,780,000 FNMA 6.50%, 06/25/39, valued at $8,922,742) to be repurchased at $10,558,056
(Cost $10,558,000)	$10,558	10,558,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,438,204,622)##		$4,724,930,078

Summary of inputs used to value the Portfolio’s investments as of March 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,714,372,078	—	—	$4,714,372,078
Temporary Cash Investments	—	$10,558,000	—	10,558,000
TOTAL	$4,714,372,078	$10,558,000	—	$4,724,930,078

See accompanying Notes.

Organization

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2010, the Fund consists of fifty-seven operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP. The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

     The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     • Level 1 – quoted prices in active markets for identical securities
     • Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 31, 2010.

Federal Tax Cost

     At March 31, 2010, the total cost of securities for federal income tax purposes was $4,449,104,613.

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (80.5%)
Consumer Discretionary — (17.1%)
#*	ABILIT Corp.	310,400	$375,657
	Accordia Golf Co., Ltd.	1,407	1,413,600
	Aeon Fantasy Co., Ltd.	60,432	715,894
	Aichi Machine Industry Co., Ltd.	285,000	1,181,196
*	Aigan Co., Ltd.	61,600	321,882
	Aisan Industry Co., Ltd.	128,000	1,176,573
#*	Akebono Brake Industry Co., Ltd.	283,800	1,560,357
	Alpen Co., Ltd.	28,100	449,303
	Alpha Corp.	31,700	312,155
*	Alpine Electronics, Inc.	201,800	2,460,409
	Amiyaki Tei Co., Ltd.	239	686,053
	Amuse, Inc.	29,999	310,613
*	Anrakutei Co., Ltd.	50,000	225,763
	AOI Advertising Promotion, Inc.	39,000	220,340
#	AOKI Holdings, Inc.	116,300	1,559,653
	Aoyama Trading Co., Ltd.	131,800	2,177,052
	Arnest One Corp.	99,900	921,155
	Asahi Co., Ltd.	4,400	72,695
#*	Asahi Tec Corp.	1,821,000	916,364
#	Asatsu-DK, Inc.	61,900	1,315,727
*	ASKUL Corp.	37,200	706,882
	Asti Corp.	46,000	123,206
#*	Atom Corp.	139,300	329,522
	Atsugi Co., Ltd.	701,000	892,770
	Autobacs Seven Co., Ltd.	49,100	1,568,808
#	Avex Group Holdings, Inc.	145,800	1,261,019
	Bals Corp.	21	17,546
*	Best Denki Co., Ltd.	242,500	594,474
	Bic Camera, Inc.	1,088	376,614
#	Bookoff Corp.	9,900	96,807
#*	Calsonic Kansei Corp.	506,000	1,502,405
	Can Do Co., Ltd.	52	52,862
*	Carchs Holdings Co., Ltd.	710,600	220,580
	Catena Corp.	92,000	323,104
*	CHI Group Co., Ltd.	8,500	32,549
	Chiyoda Co., Ltd.	115,900	1,431,911
#	Chofu Seisakusho Co., Ltd.	93,500	2,188,443
	Chori Co., Ltd.	658,000	789,591
	Chuo Spring Co., Ltd.	205,000	816,202
#*	Clarion Co., Ltd.	491,000	1,193,875
	Cleanup Corp.	105,700	871,025
#	Colowide Co., Ltd.	200,450	997,436
#*	Columbia Music Entertainment, Inc.	157,000	55,524
	Corona Corp.	81,100	1,032,470
	Cross Plus, Inc.	22,000	191,543
#	Culture Convenience Club Co., Ltd.	271,500	1,321,810
#	Daido Metal Co., Ltd.	144,000	530,241
#	Daidoh, Ltd.	109,400	846,501
#*	Daiei, Inc. (The)	223,900	960,681
	Daikoku Denki Co., Ltd.	38,400	676,947
	Daimaruenawin Co., Ltd.	400	2,482
	Dainichi Co., Ltd.	57,700	400,115
	Daisyo Corp.	59,500	729,014
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,982
#	Daiwabo Holdings Co., Ltd.	466,000	968,293
	DCM Japan Holdings Co., Ltd.	244,200	1,401,582
	Descente, Ltd.	242,000	1,431,741

#	Doshisha Co., Ltd.	52,400	$1,359,665
	Doutor Nichires Holdings Co., Ltd.	140,386	1,860,922
	Dynic Corp.	127,000	244,388
#	Eagle Industry Co., Ltd.	109,000	857,782
*	Econach Co., Ltd.	177,000	85,290
#	Edion Corp.	266,500	2,742,029
	Exedy Corp.	119,000	2,912,799
	F&A Aqua Holdings, Inc.	60,638	604,833
	FCC Co., Ltd.	61,900	1,229,518
	Fine Sinter Co., Ltd.	49,000	152,507
#	Foster Electric Co., Ltd.	81,900	2,279,831
#	France Bed Holdings Co., Ltd.	715,000	1,032,551
*	F-Tech, Inc.	2,300	35,809
#	Fuji Co., Ltd.	93,300	1,806,656
	Fuji Corp., Ltd.	113,900	402,754
#*	Fuji Kiko Co., Ltd.	151,000	518,123
#	Fuji Kyuko Co., Ltd.	337,000	1,640,477
	Fuji Oozx, Inc.	6,000	17,827
#	Fujibo Holdings, Inc.	134,000	216,289
	Fujikura Rubber, Ltd.	74,000	306,700
#	Fujita Kanko, Inc.	398,100	1,598,079
#	Fujitsu General, Ltd.	279,000	1,271,218
#	Furukawa Battery Co., Ltd.	71,000	537,053
#	Futaba Industrial Co., Ltd.	114,300	993,133
#	G-7 Holdings, Inc.	29,200	196,838
*	Gajoen Kanko Co.	37,000	—
#	Gakken Holdings Co., Ltd.	322,000	713,124
#	Genki Sushi Co., Ltd.	19,200	240,796
	GEO Co., Ltd.	1,255	1,241,207
#	GLOBERIDE, Inc.	433,000	547,184
#*	Goldwin, Inc.	175,000	357,152
#	Gourmet Kineya Co., Ltd.	67,000	376,499
#*	GSI Creos Corp.	194,000	234,548
#	Gulliver International Co., Ltd.	8,380	295,240
	Gunze, Ltd.	624,000	2,305,335
#	H2O Retailing Corp.	161,000	1,101,602
	Hakuyosha Co., Ltd.	88,000	251,276
	Happinet Corp.	36,100	441,053
	Haruyama Trading Co., Ltd.	49,900	230,317
*	Haseko Corp.	2,291,500	2,130,849
#	Heiwa Corp.	95,700	984,280
#	Hiday Hidaka Corp.	11,100	120,544
#	Hikari Tsushin, Inc.	63,900	1,039,177
	Himaraya Co., Ltd.	35,900	130,955
	HIS Co., Ltd.	100,400	2,058,057
#	Hitachi Koki Co., Ltd.	120,700	1,302,482
*	Honeys Co., Ltd.	2,490	21,369
	Horipro, Inc.	47,000	352,085
*	I Metal Technology Co., Ltd.	150,000	208,651
*	Ichibanya Co., Ltd.	4,900	119,529
	Ichikawa Co., Ltd.	63,000	118,067
#*	Ichikoh Industries, Ltd.	289,000	504,925
*	Ikyu Corp.	213	92,978
	Imasen Electric Industrial Co., Ltd.	54,400	689,780
	Imperial Hotel, Ltd.	10,250	193,148
#*	Impress Holdings, Inc.	112,400	235,981
*	Intage, Inc.	1,300	22,263
	Ishizuka Glass Co., Ltd.	109,000	241,599
*	Izuhakone Railway Co., Ltd.	300	17,328
#*	Izutsuya Co., Ltd.	350,000	176,127
#*	Janome Sewing Machine Co., Ltd.	242,000	178,461

	Japan Vilene Co., Ltd.	134,000	$617,864
	Japan Wool Textile Co., Ltd. (The)	295,000	2,297,467
	Jeans Mate Corp.	38,208	150,967
*	Jidosha Buhin Kogyo Co., Ltd.	82,000	213,465
#	Joban Kosan Co., Ltd.	221,000	328,767
#	Joshin Denki Co., Ltd.	196,000	1,770,147
	Juntendo Co., Ltd.	35,000	43,044
#*	JVC Kenwood Holdings, Inc.	2,477,300	1,034,806
	Kabuki-Za Co., Ltd.	39,000	1,492,436
#	Kadokawa Holdings, Inc.	88,800	2,011,984
	Kanto Auto Works, Ltd.	160,600	1,289,540
#	Kappa Create Co., Ltd.	11,250	223,209
	Kasai Kogyo Co., Ltd.	119,000	503,418
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	568,117
#*	Kawashima Selkon Textiles Co., Ltd.	323,000	266,397
*	Kayaba Industry Co., Ltd.	669,000	2,472,874
#	Keihin Corp.	73,700	1,424,563
#	Keiyo Co., Ltd.	176,800	870,442
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,411,210
*	Kimoto Co., Ltd.	6,900	62,206
#*	Kinki Nippon Tourist Co., Ltd.	57,000	52,520
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	811,426
#	Kisoji Co., Ltd.	86,400	1,769,582
	Koekisha Co., Ltd.	13,600	225,270
	Kohnan Shoji Co., Ltd.	91,600	1,045,907
#	Kojima Co., Ltd.	104,000	931,361
	Komatsu Seiren Co., Ltd.	145,000	572,565
	Komeri Co., Ltd.	59,600	1,553,830
	Konaka Co., Ltd.	104,960	377,441
	Kourakuen Corp.	2,700	35,130
#	K’s Holdings Corp.	156,927	3,852,809
	Ku Holdings Co., Ltd.	68,200	274,580
	Kura Corp.	274	982,258
#	Kurabo Industries, Ltd.	856,000	1,454,894
	Kuraudia Co., Ltd.	4,800	65,227
	Kuroganeya Co., Ltd.	14,000	50,649
#	Kyoritsu Maintenance Co., Ltd.	46,460	681,856
#	Kyoto Kimono Yuzen Co., Ltd.	55,700	513,110
	Kyowa Leather Cloth Co., Ltd.	73,500	322,352
#*	Laox Co., Ltd.	706,000	747,064
*	Look, Inc.	248,000	265,757
*	Magara Construction Co., Ltd.	135,000	—
*	Mamiya-Op Co., Ltd.	285,000	262,073
#	Marche Corp.	23,000	172,758
#	Mars Engineering Corp.	42,200	862,467
	Maruei Department Store Co., Ltd.	142,000	186,908
	Maruzen Co., Ltd.	46,000	258,675
#*	Matsuya Co., Ltd.	152,000	1,430,032
#	Matsuya Foods Co., Ltd.	52,500	768,321
*	Megane TOP Co., Ltd.	3,000	19,838
*	Meiwa Industry Co., Ltd.	38,000	61,019
	Mikuni Corp.	108,000	168,460
#*	Misawa Homes Co., Ltd,	77,000	267,936
#	Misawa Resort Co., Ltd.	187,000	342,090
#*	Mitsuba Corp.	143,690	909,235
	Mitsui Home Co., Ltd.	146,000	799,870
	Mizuno Corp.	414,000	1,829,793
	Mos Food Services, Inc.	109,500	1,793,364
	MR Max Corp.	123,800	548,925
#	Musashi Seimitsu Industry Co., Ltd.	43,300	924,602
*	Naigai Co., Ltd.	2,705,000	1,275,140

#	Nexyz Corp.	1,926	$72,044
*	Nice Holdings, Inc.	327,000	721,529
*	Nichimo Corp.	667,000	—
	Nidec Copal Corp.	95,100	1,357,379
#	Nidec Tosok Corp.	61,000	872,887
	Nihon Tokushu Toryo Co., Ltd.	56,000	225,489
	Nippon Felt Co., Ltd.	67,200	301,961
*	Nippon Piston Ring Co., Ltd.	293,000	344,474
	Nippon Seiki Co., Ltd.	148,400	1,756,727
#	Nishimatsuya Chain Co., Ltd.	222,800	2,317,624
#	Nissan Shatai Co., Ltd.	344,023	2,748,110
#	Nissen Holdings Co., Ltd.	185,600	719,091
	Nissin Kogyo Co., Ltd.	81,300	1,328,624
#	Nittan Valve Co., Ltd.	82,800	300,281
*	Nitto Kako Co., Ltd.	98,000	91,384
#	Noritsu Koki Co., Ltd.	87,400	622,985
#*	Omikenshi Co., Ltd.	127,000	76,031
	Onward Holdings Co., Ltd.	284,000	2,215,506
	Pacific Golf Group International Holdings K.K.	1,165	768,845
	Pacific Industrial Co., Ltd.	183,000	1,008,033
	Pal Co., Ltd.	2,300	46,184
#	PanaHome Corp.	383,200	2,559,780
	Parco Co., Ltd.	263,300	2,220,980
#	Paris Miki Holdings, Inc.	152,500	1,467,954
#*	PIA Corp.	28,800	375,834
	Piolax, Inc.	44,500	997,068
*	Pioneer Electronic Corp.	449,100	1,650,487
	Plenus Co., Ltd.	25,400	341,602
	Point, Inc.	3,850	230,895
	Press Kogyo Co., Ltd.	375,000	935,189
#	Resorttrust, Inc.	133,008	1,952,339
#*	Rhythm Watch Co., Ltd.	443,000	778,543
	Right On Co., Ltd.	67,325	512,160
#	Riken Corp.	345,000	1,360,908
#	Ringer Hut Co., Ltd.	70,500	754,964
	Riso Kyoiku Co., Ltd.	1,399	71,769
	Roland Corp.	88,300	1,060,360
	Round One Corp.	15,000	98,748
#	Royal Co., Ltd.	130,600	1,299,752
	Ryohin Keikaku Co., Ltd.	47,200	1,993,503
*	Sagami Chain Co., Ltd.	77,000	425,232
#*	Sagami Co., Ltd.	225,000	332,270
	Sagami Rubber Industries Co., Ltd.	15,000	38,443
#	Saint Marc Holdings Co., Ltd.	36,000	1,221,267
#	Saizeriya Co., Ltd.	144,000	2,598,432
*	Sakai Ovex Co., Ltd.	205,000	212,855
*	Sanden Corp.	470,000	1,733,132
	Sankyo Seiko Co., Ltd.	12,600	38,966
	Sanoh Industrial Co., Ltd.	114,900	880,410
#	Sanrio Co., Ltd.	193,200	1,838,006
	Sanyo Housing Nagoya Co., Ltd.	354	306,960
#	Sanyo Shokai, Ltd.	424,000	1,611,393
	Scroll Corp.	77,300	287,903
#	Seiko Holdings Corp.	391,407	1,031,539
	Seiren Co., Ltd.	213,200	1,324,453
	Senshukai Co., Ltd.	159,600	860,908
*	Seven Seas Holdings Co., Ltd.	818,000	332,218
#	Shikibo, Ltd.	497,000	734,635
	Shimachu Co., Ltd.	105,800	2,261,087
	Shinyei Kaisha	96,000	154,074
#*	Shiroki Co., Ltd.	302,000	853,275

#	Shobunsha Publications, Inc.	342,100	$2,494,720
	Shochiku Co., Ltd.	385,400	3,208,119
	Showa Corp.	234,900	1,874,435
#*	Silver Seiko, Ltd.	742,000	47,522
	SKY Perfect JSAT Holdings, Inc.	1,157	497,648
	SNT Corp.	93,800	264,144
#	Soft99 Corp.	71,500	450,124
	Sotoh Co., Ltd.	49,700	438,050
	SPK Corp.	16,800	237,859
	Studio Alice Co., Ltd.	6,100	54,395
*	Suminoe Textile Co., Ltd.	260,000	548,364
#	Sumitomo Forestry Co., Ltd.	243,666	1,991,640
*	Suzutan Co., Ltd.	26,200	60,351
*	SxL Corp.	493,000	300,900
#	Tac Co., Ltd.	3,900	15,312
	Tachikawa Corp.	50,800	236,512
	Tachi-S Co., Ltd.	109,540	1,194,380
	Taiho Kogyo Co., Ltd.	95,200	763,815
	Takamatsu Construction Group Co., Ltd.	86,400	1,061,552
	Taka-Q Co., Ltd.	51,500	100,270
#*	Take & Give Needs Co., Ltd.	1,380	127,346
*	Takihyo Co., Ltd.	2,000	10,123
	Tamron Co., Ltd.	13,100	219,802
*	TASAKI & CO., LTD.	626,000	676,602
	Taya Co., Ltd.	5,000	37,114
*	TBK Co., Ltd.	72,000	166,501
*	TDF Corp.	22,000	31,812
#	Teikoku Piston Ring Co., Ltd.	99,400	744,746
	Teikoku Sen-I Co., Ltd.	78,000	387,114
#	Telepark Corp.	382	565,495
*	Ten Allied Co., Ltd.	50,000	171,711
	Tigers Polymer Corp.	59,000	230,885
*	Toabo Corp.	130,000	101,553
	Toei Co., Ltd.	295,000	1,510,151
*	Tokai Kanko Co., Ltd.	505,999	167,867
#	Tokai Rubber Industries, Ltd.	106,300	1,456,241
*	Tokai Senko K.K.	247,000	248,420
	Token Corp.	7,710	220,433
	Tokyo Dome Corp.	638,200	1,816,812
#	Tokyo Individualized Educational Institute, Inc.	3,200	5,615
	Tokyo Kaikan Co., Ltd.	12,000	45,955
	Tokyo Soir Co., Ltd.	49,000	100,254
	Tokyo Style Co., Ltd.	266,700	1,855,972
	Tokyotokeiba Co., Ltd.	790,000	1,124,757
	Tokyu Recreation Co., Ltd.	77,000	438,977
#	Tomy Co., Ltd.	289,493	2,257,095
#*	Tonichi Carlife Group, Inc.	251,000	287,495
	Topre Corp.	178,600	1,421,414
*	Toridoll.corp.	61	110,190
*	Totenko Co., Ltd.	57,000	89,117
	Touei Housing Corp.	73,840	693,416
	Tow Co., Ltd.	4,800	26,811
	Toyo Radiator Co., Ltd.	253,000	725,930
*	Toyo Tire & Rubber Co., Ltd.	711,000	1,661,999
#	Toyobo Co., Ltd.	1,905,000	3,036,273
#	TS Tech Co., Ltd.	94,400	1,772,102
*	Tsukamoto Co., Ltd.	52,000	45,075
	Tsutsumi Jewelry Co., Ltd.	47,500	1,056,988
	TV Tokyo Corp.	3,700	73,446
#*	Unipres Corp.	60,500	856,081
#	United Arrows, Ltd.	7,100	77,844

*	Unitika, Ltd.	1,629,000	$1,324,524
	U-Shin, Ltd.	94,500	755,137
	Watabe Wedding Corp.	29,500	326,466
#	Watami Food Service Co., Ltd.	103,100	1,886,345
	Xebio Co., Ltd.	63,700	1,287,592
	Yamatane Corp.	54,000	74,552
	Yamato International, Inc.	43,000	161,011
	Yellow Hat, Ltd.	73,700	506,438
	Yokohama Reito Co., Ltd.	175,000	1,254,671
#	Yomiuri Land Co., Ltd.	229,000	767,509
	Yonex Co., Ltd.	40,000	282,397
#	Yorozu Corp.	73,500	1,005,618
#	Yoshinoya Holdings Co., Ltd.	2,158	2,300,345
#	Zenrin Co., Ltd.	124,700	1,495,313
#	Zensho Co., Ltd.	307,500	2,299,963
Total Consumer Discretionary			253,875,062

Consumer Staples — (7.7%)
#*	Aderans Holdings Co., Ltd.	142,450	1,690,702
*	Aeon Hokkaido Corp.	400,200	1,151,764
	Ahjikan Co., Ltd.	10,500	83,652
	Arcs Co., Ltd.	4,900	66,123
#	Ariake Japan Co., Ltd.	100,800	1,472,730
	Cawachi, Ltd.	79,300	1,520,782
#	CFS Corp.	118,000	712,578
#	Chubu Shiryo Co., Ltd.	89,000	779,181
#	Chuo Gyorui Co., Ltd.	93,000	182,176
	Circle K Sunkus Co., Ltd.	54,500	676,091
	Coca-Cola Central Japan Co., Ltd.	107,700	1,317,196
	Cocakara Fine Holdings, Inc.	36,060	638,847
*	Cosmos Pharmaceutical Corp.	3,400	73,347
	CVS Bay Area, Inc.	51,000	70,913
*	Daikokutenbussan Co., Ltd.	600	17,944
*	Dr Ci:Labo Co., Ltd.	144	337,695
	DyDo Drinco, Inc.	47,800	1,657,514
	Echo Trading Co., Ltd.	11,000	105,402
	Ensuiko Sugar Refining Co., Ltd.	103,000	184,953
	Fancl Corp.	157,300	2,979,330
#*	First Baking Co., Ltd.	183,000	248,518
	Fuji Oil Co., Ltd.	163,200	2,307,379
	Fujicco Co., Ltd.	117,600	1,352,770
#*	Fujiya Co., Ltd.	474,000	1,079,818
	Hagoromo Foods Corp.	40,000	460,742
	Harashin Narus Holdings Co., Ltd.	61,500	714,828
#*	Hayashikane Sangyo Co., Ltd.	299,000	377,707
	Heiwado Co., Ltd.	146,600	1,883,392
#	Hohsui Corp.	120,000	161,859
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	418,740
#	Hokuto Corp.	103,200	2,117,978
	Inageya Co., Ltd.	175,000	1,818,080
#	ITO EN, Ltd.	36,500	565,678
	Itochu-Shokuhin Co., Ltd.	26,500	840,388
#	Itoham Foods, Inc.	658,800	2,502,514
	Izumiya Co., Ltd.	292,000	1,280,256
	J-Oil Mills, Inc.	457,000	1,432,846
#	Kameda Seika Co., Ltd.	70,000	1,250,458
	Kasumi Co., Ltd.	196,800	956,142
	Kato Sangyo Co., Ltd.	107,000	1,755,958
#	Key Coffee, Inc.	75,800	1,289,086
	Kirindo Co., Ltd.	28,300	122,026
#	Kose Corp.	23,500	551,642

	Kyodo Shiryo Co., Ltd.	330,000	$423,763
	Kyokuyo Co., Ltd.	370,000	787,678
	Life Corp.	183,400	3,172,386
	Lion Corp.	3,000	15,114
#	Mandom Corp.	81,600	2,225,505
	Marudai Food Co., Ltd.	443,000	1,265,953
#	Maruetsu, Inc. (The)	381,000	1,577,969
#	Maruha Nichiro Holdings, Inc.	1,589,069	2,260,553
*	Maruya Co., Ltd.	14,000	16,163
	Matsumotokiyoshi Holdings Co., Ltd.	14,600	330,358
*	Maxvalu Tohok Co., Ltd.	18,200	113,928
	Maxvalu Tokai Co., Ltd.	59,400	659,527
#*	Megmilk Snow Brand Co., Ltd.	178,800	2,784,805
#	Meito Sangyo Co., Ltd.	55,600	777,186
	Mercian Corp.	359,000	706,394
	Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,317,327
#	Milbon Co., Ltd.	42,740	978,692
	Ministop Co., Ltd.	70,000	813,211
#	Mitsui Sugar Co., Ltd.	441,850	1,474,780
#	Miyoshi Oil & Fat Co., Ltd.	261,000	408,081
#	Morinaga & Co., Ltd.	886,000	1,972,401
	Morinaga Milk Industry Co., Ltd.	852,000	3,356,727
	Morishita Jinton Co., Ltd.	47,800	137,531
	Morozoff, Ltd.	108,000	350,127
#	Nagatanien Co., Ltd.	111,000	1,045,860
#	Nakamuraya Co., Ltd.	203,000	1,011,584
#	Nichimo Co., Ltd.	112,000	179,761
#	Nichirei Corp.	264,000	988,796
#	Nihon Chouzai Co., Ltd.	22,380	666,944
	Niitaka Co., Ltd.	7,260	74,641
#	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,251,472
	Nippon Flour Mills Co., Ltd.	571,000	2,847,987
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	322,975
#	Nippon Suisan Kaisha, Ltd.	589,400	1,710,241
	Nisshin Oillio Group, Ltd. (The)	534,000	2,587,137
	Nissin Sugar Manufacturing Co., Ltd.	149,000	328,234
	Nitto Flour Milling Co., Ltd.	64,000	241,719
#	Oenon Holdings, Inc.	247,000	486,429
	Oie Sangyo Co., Ltd.	20,900	194,199
	Okuwa Co., Ltd.	111,000	1,118,653
	Olympic Corp.	65,000	446,550
	Oriental Yeast Co., Ltd.	101,000	489,465
	Pietro Co., Ltd.	10,300	90,902
#	Pigeon Corp.	67,800	2,525,343
	Poplar Co., Ltd.	25,760	148,843
	Prima Meat Packers, Ltd.	671,000	710,388
#	Riken Vitamin Co., Ltd.	79,200	2,089,854
	Rock Field Co., Ltd.	47,800	698,113
#	Ryoshoku, Ltd.	99,500	2,332,730
	S Foods, Inc.	70,000	579,825
#	Sakata Seed Corp.	157,400	2,113,945
	San-A Co., Ltd.	1,200	45,148
	Shoei Foods Corp.	44,000	243,378
	Showa Sangyo Co., Ltd.	502,000	1,546,291
#	Sogo Medical Co., Ltd.	23,000	505,800
	Sonton Food Industry Co., Ltd.	43,000	323,742
	Starzen Corp.	279,000	743,351
	Sugi Holdings Co., Ltd.	3,400	81,347
#	Takara Holdings, Inc.	188,000	1,053,989
	Three F Co., Ltd.	17,700	103,410
	Tobu Store Co., Ltd.	215,000	620,886

	Toho Co., Ltd.	158,000	$561,250
	Tohto Suisan Co., Ltd.	120,000	210,590
	Torigoe Co., Ltd.	84,500	667,808
#	Toyo Sugar Refining Co., Ltd.	157,000	204,788
	Tsukiji Uoichiba Co., Ltd.	57,000	81,785
	Tsuruha Holdings, Inc.	45,200	1,620,628
*	Unicafe, Inc.	14,260	82,166
#	Unicharm Petcare Corp.	70,300	2,230,833
	Unimat Offisco Corp.	85,100	1,223,638
	UNY Co., Ltd.	73,200	606,356
*	Uoriki Co., Ltd.	400	4,524
	Valor Co., Ltd.	167,200	1,365,461
	Warabeya Nichiyo Co., Ltd.	51,360	607,517
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	504,213
	Yaoko Co., Ltd.	39,500	1,166,546
	Yomeishu Seizo Co., Ltd.	100,000	962,701
	Yonekyu Corp.	96,000	811,823
	Yuasa Funashoku Co., Ltd.	112,000	254,066
#	Yukiguni Maitake Co., Ltd.	104,256	507,514
	Yutaka Foods Corp.	6,000	89,976
Total Consumer Staples			115,447,999

Energy — (1.0%)
#	AOC Holdings, Inc.	139,600	864,586
#	BP Castrol K.K.	69,800	259,140
*	Fuji Kosan Co., Ltd.	264,000	203,357
	Itochu Enex Co., Ltd.	292,800	1,546,056
	Japan Oil Transportation Co., Ltd.	79,000	172,436
	Kanto Natural Gas Development Co., Ltd.	148,000	763,951
	Kyoei Tanker Co., Ltd.	115,000	273,533
	Mitsuuroko Co., Ltd.	169,100	1,254,812
#	Modec, Inc.	73,800	1,325,161
#	Nippon Gas Co., Ltd.	148,900	2,214,162
	Nippon Seiro Co., Ltd.	64,000	134,210
#	Sala Corp.	129,500	784,271
	San-Ai Oil Co., Ltd.	259,000	1,039,493
#	Shinko Plantech Co., Ltd.	154,800	1,372,616
	Sinanen Co., Ltd.	240,000	994,167
	Toa Oil Co., Ltd.	360,000	365,812
	Toyo Kanetsu K.K.	466,000	943,253
Total Energy			14,511,016

Financials — (8.7%)
	Aichi Bank, Ltd. (The)	34,100	2,759,223
	Airport Facilities Co., Ltd.	120,570	663,534
	Akita Bank, Ltd. (The)	666,400	2,682,485
#	Aomori Bank, Ltd. (The)	611,000	1,439,206
#*	Arealink Co., Ltd.	3,000	151,607
#	Awa Bank, Ltd. (The)	168,000	1,002,198
#	Bank of Iwate, Ltd. (The)	57,400	3,336,074
	Bank of Nagoya, Ltd. (The)	374,297	1,523,723
	Bank of Okinawa, Ltd. (The)	74,500	3,039,368
	Bank of Saga, Ltd. (The)	584,000	1,674,971
	Bank of the Ryukyus, Ltd.	121,780	1,373,476
#*	Cedyna Financial Corp.	502,350	892,100
	Century Tokyo Leasing Corp.	279,790	3,878,921
*	Chiba Kogyo Bank, Ltd. (The)	169,600	1,328,784
	Chukyo Bank, Ltd. (The)	682,000	2,080,587
	Daibiru Corp.	66,600	553,652
	Daiko Clearing Services Corp.	49,700	213,095
#*	Daikyo, Inc.	614,000	1,198,336

*	Daisan Bank, Ltd. (The)	621,000	$1,755,107
	Daishi Bank, Ltd. (The)	539,000	1,869,209
	Daito Bank, Ltd. (The)	485,000	342,615
	Ehime Bank, Ltd. (The)	593,000	1,669,424
	Eighteenth Bank, Ltd. (The)	614,000	1,848,586
*	FIDEA Holdings Co., Ltd.	28,600	49,878
*	Fuji Fire & Marine Insurance Co., Ltd. (The)	526,000	703,465
	Fukui Bank, Ltd. (The)	841,000	2,673,423
*	Fukushima Bank, Ltd.	836,000	447,982
#	Fuyo General Lease Co., Ltd.	78,700	2,229,229
#	Goldcrest Co., Ltd.	55,870	1,481,186
	Heiwa Real Estate Co., Ltd.	209,000	628,936
	Higashi-Nippon Bank, Ltd.	626,000	1,313,903
	Higo Bank, Ltd. (The)	204,000	1,135,709
	Hokkoku Bank, Ltd. (The)	695,000	2,582,821
	Hokuetsu Bank, Ltd. (The)	875,000	1,432,242
	Hyakugo Bank, Ltd. (The)	498,609	2,344,246
	Hyakujishi Bank, Ltd. (The)	461,000	1,798,710
#	IBJ Leasing Co., Ltd.	83,600	1,670,043
	Ichiyoshi Securities Co., Ltd.	156,000	1,068,220
	Iida Home Max	20,200	332,077
	Juroku Bank, Ltd.	363,000	1,442,248
#*	Kabu.com Securities Co., Ltd.	230,800	1,245,815
	Kagawa Bank, Ltd. (The)	269,350	933,496
	Keihanshin Real Estate Co., Ltd.	2,900	13,813
*	Keiyo Bank, Ltd. (The)	80,000	386,614
*	Kenedix, Inc.	1,594	467,802
	Kirayaka Bank, Ltd.	98,000	85,901
#	Kita-Nippon Bank, Ltd. (The)	29,706	821,494
#	Kiyo Holdings, Inc.	2,135,900	2,833,664
#	Kobayashi Yoko Co., Ltd.	268,200	852,545
	Kosei Securities Co., Ltd.	295,000	325,661
*	Kyokuto Securities Co, Ltd.	31,100	293,565
*	Leopalace21 Corp.	391,985	2,039,950
	Marusan Securities Co., Ltd.	256,000	1,559,984
	Michinoku Bank, Ltd. (The)	524,000	1,077,131
*	Minato Bank, Ltd. (The)	1,010,000	1,319,163
*	Mito Securities Co., Ltd.	254,000	641,814
	Miyazaki Bank, Ltd. (The)	494,000	1,496,456
#*	Mizuho Investors Securities Co., Ltd.	1,172,000	1,230,486
#	Monex Group, Inc.	3,631	1,790,263
	Musashino Bank, Ltd.	82,300	2,364,563
	Nagano Bank, Ltd. (The)	314,000	618,844
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,015,125	250,132
#	Nisshin Fudosan Co., Ltd.	99,000	548,977
#	Ogaki Kyoritsu Bank, Ltd. (The)	644,000	2,226,922
	Oita Bank, Ltd. (The)	491,900	1,812,858
	Okasan Securities Group, Inc.	594,000	2,844,014
	Ricoh Leasing Co., Ltd.	75,300	1,761,551
#	RISA Partners, Inc.	491	265,324
	San-in Godo Bank, Ltd. (The)	79,000	659,389
	Sankei Building Co., Ltd.	172,600	1,076,180
#	Sapporo Hokuyo Holdings, Inc.	475,600	2,174,837
#	Shikoku Bank, Ltd.	742,000	2,487,931
#	Shimizu Bank, Ltd.	32,100	1,292,227
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,443,715
*	Sun Frontier Fudousan Co., Ltd.	208	26,792
	Takagi Securities Co., Ltd.	206,000	386,547
	TOC Co., Ltd.	417,650	1,583,120
	Tochigi Bank, Ltd.	386,000	1,690,359

	Toho Bank, Ltd.	759,200	$2,421,315
	Toho Real Estate Co., Ltd.	146,600	780,581
	Tohoku Bank, Ltd.	389,000	608,185
	Tokai Tokyo Financial Holdings, Inc.	898,000	3,751,405
#	Tokushima Bank, Ltd.	267,200	958,067
	Tokyo Rakutenchi Co., Ltd.	222,000	864,315
	Tokyo Tatemono Co., Ltd.	689,000	2,483,078
*	Tokyo Tatemono Real Estate Sales Co., Ltd.	700	2,121
	Tokyo Theatres Co., Inc.	299,000	453,984
#	Tokyo Tomin Bank, Ltd.	110,100	1,464,938
#	Tokyu Livable, Inc.	100,400	915,622
	Tomato Bank, Ltd.	397,000	836,840
#	Tottori Bank, Ltd.	328,000	884,976
*	Towa Bank, Ltd.	876,000	599,951
*	Toyo Securities Co., Ltd.	307,000	637,806
*	Tsukuba Bank, Ltd.	188,800	535,770
	Yachiyo Bank, Ltd.	1,400	32,433
#	Yamagata Bank, Ltd.	584,500	2,577,088
	Yamanashi Chuo Bank, Ltd.	391,000	1,721,980
#	Yuraku Real Estate Co., Ltd.	281,000	1,185,916
Total Financials			129,256,869

Health Care — (3.1%)
	Aloka Co., Ltd.	83,300	658,271
	As One Corp.	68,868	1,211,374
	ASKA Pharmaceutical Co., Ltd.	101,000	684,563
*	BML, Inc.	10,200	257,770
*	CMIC Co., Ltd.	90	20,906
	Create Medic Co., Ltd.	28,000	263,720
#	Eiken Chemical Co., Ltd.	78,900	792,136
*	EPS Co., Ltd.	90	218,540
	Falco Biosystems, Ltd.	34,300	341,935
#	Fuso Pharmaceutical Industries, Ltd.	320,000	1,047,326
	Hitachi Medical Corp.	81,000	692,130
	Hogy Medical Co., Ltd.	49,000	2,259,508
	Iwaki & Co., Ltd.	55,000	148,330
*	J Bridge Corp.	1,015,500	174,403
	Japan Medical Dynamic Marketing, Inc.	44,900	132,572
#	Jeol, Ltd.	268,000	1,032,787
	JMS Co., Ltd.	126,000	513,544
#	Kaken Pharmaceutical Co., Ltd.	348,000	2,870,378
	Kawamoto Corp.	4,000	17,404
	Kawanishi Holdings, Ltd.	7,400	54,750
	Kawasumi Laboratories, Inc.	45,000	339,073
	Kissei Pharmaceutical Co., Ltd.	37,000	768,336
	Kyorin Co., Ltd.	177,000	2,562,500
#*	M3, Inc.	240	821,178
	Mochida Pharmaceutical Co., Ltd.	59,000	561,351
*	Nagaileben Co., Ltd.	3,500	81,042
#	Nichii Gakkan Co.	220,800	1,944,231
	Nihon Kohden Corp.	151,200	2,784,751
#	Nikkiso Co., Ltd.	237,000	1,735,747
#	Nippon Chemiphar Co., Ltd.	131,000	364,584
	Nippon Shinyaku Co., Ltd.	231,000	2,619,138
#	Nipro Corp.	180,100	3,482,450
	Nissui Pharmaceutical Co., Ltd.	66,100	496,147
	Paramount Bed Co., Ltd.	82,100	1,608,140
	Rion Co., Ltd.	5,000	27,510
#	Rohto Pharmaceutical Co., Ltd.	41,000	450,968
#	Sawai Pharmaceutical Co., Ltd.	23,700	1,547,334
	Seikagaku Corp.	173,000	1,810,404

*	Shin Nippon Biomedical Laboratories, Ltd.	1,600	$9,791
	Ship Health Care Holdings, Inc.	940	536,211
	SSP Co., Ltd.	228,000	1,727,492
	Toho Holdings Co., Ltd.	27,000	353,973
	Torii Pharmaceutical Co., Ltd.	62,700	1,230,590
#	Towa Pharmaceutical Co., Ltd.	44,000	2,239,240
*	Vital KSK Holdings, Inc.	142,400	929,570
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	349,796
#	Zeria Pharmaceutical Co., Ltd.	117,000	1,246,050
Total Health Care			46,019,944

Industrials — (22.3%)
*	A&A Material Corp.	235,000	188,958
#	Advan Co., Ltd.	99,400	703,604
*	Advanex, Inc.	73,000	60,222
#	Aeon Delight Co., Ltd.	86,000	1,209,159
	Aica Kogyo Co., Ltd.	236,500	2,639,020
#	Aichi Corp.	134,900	584,835
	Aida Engineering, Ltd.	265,700	1,110,437
#	Airtech Japan, Ltd.	20,000	108,156
	Alps Logistics Co., Ltd.	52,500	511,011
#	Altech Co., Ltd.	23,000	96,113
	Altech Corp.	37,150	275,532
#	Amano Corp.	269,000	2,451,200
	Ando Corp.	257,000	362,771
	Anest Iwata Corp.	149,000	515,397
*	AOMI Construction Co., Ltd.	211,000	—
	Asahi Diamond Industrial Co., Ltd.	231,000	2,123,389
#	Asahi Holdings, Inc.	112,650	1,944,744
	Asahi Kogyosha Co., Ltd.	99,000	412,816
*	Asanuma Corp.	977,000	720,891
	Asia Air Survey Co., Ltd.	32,000	80,220
	Asunaro Aoki Construction Co., Ltd.	166,500	771,210
	Ataka Construction & Engineering Co., Ltd.	60,000	158,070
	Bando Chemical Industries, Ltd.	332,000	1,055,761
*	Benefit One, Inc.	3	2,296
	Bidec Servo Corp.	78,000	401,628
	Biken Techno Corp.	14,100	60,666
	Bunka Shutter Co., Ltd.	239,000	665,335
	Central Glass Co., Ltd.	601,000	2,971,795
	Central Security Patrols Co., Ltd.	44,700	434,371
	Chudenko Corp.	130,500	1,666,187
	Chugai Ro Co., Ltd.	327,000	962,453
#	CKD Corp.	229,700	1,924,987
	Commuture Corp.	137,202	793,009
#	Comsys Holdings Corp.	86,200	835,966
	Cosel Co., Ltd.	111,600	1,612,338
	CTI Engineering Co., Ltd.	44,000	233,105
	Dai-Dan Co., Ltd.	156,000	784,142
	Daido Kogyo Co., Ltd.	145,000	249,858
	Daifuku Co., Ltd.	203,000	1,600,627
	Daihen Corp.	431,000	2,051,477
#*	Daiho Corp.	910,000	797,956
#*	Daiichi Chuo Kisen Kaisha	290,000	916,603
#	Daiichi Jitsugyo Co., Ltd.	186,000	489,785
	Daimei Telecom Engineering Corp.	140,000	1,008,338
#	Daiseki Co., Ltd.	144,563	3,013,546
*	Daisue Construction Co., Ltd.	271,500	107,465
	Daiwa Industries, Ltd.	169,000	848,410
	Daiwa Odakyu Construction Co., Ltd.	63,500	188,134
	Danto Holdings Corp.	475,000	488,167

	Denyo Co., Ltd.	90,600	$700,181
*	Dijet Industrial Co., Ltd.	80,000	124,106
	DMW Corp.	4,800	85,504
*	Dream Incubator, Inc.	168	114,605
*	Duskin Co., Ltd.	187,900	3,344,816
*	Enshu, Ltd.	142,000	136,862
	Freesia Macross Corp.	1,355,000	246,187
*	Fuji Electric Holdings Co., Ltd.	1,214,000	3,316,554
*	Fujisash Co., Ltd.	49,300	19,009
	Fujitec Co., Ltd.	304,000	1,808,015
	Fukuda Corp.	657,000	1,229,565
	Fukusima Industries Corp.	29,700	281,945
	Fukuyama Transporting Co., Ltd.	418,400	2,091,596
	Funai Consulting Co., Ltd.	99,300	537,688
	Furukawa Co., Ltd.	1,325,000	1,617,451
#	Furusato Industries, Ltd.	50,600	356,730
	Futaba Corp.	149,000	2,946,574
#	Gecoss Corp.	113,600	460,501
*	Hamai Co., Ltd.	92,000	131,951
	Hanwa Co., Ltd.	697,000	2,955,188
	Hazama Corp.	285,800	256,975
	Hibiya Engineering, Ltd.	120,300	1,040,013
#	Hitachi Cable, Ltd.	396,000	1,183,502
	Hitachi Metals Techno, Ltd.	57,500	238,040
	Hitachi Tool Engineering, Ltd.	94,000	976,002
	Hitachi Transport System, Ltd.	27,400	386,459
#*	Hitachi Zosen Corp.	1,640,000	2,406,990
	Hokuetsu Industries Co., Ltd.	85,000	133,871
	Hokuriku Electrical Construction Co., Ltd.	56,000	154,769
	Hosokawa Micron Corp.	133,000	545,610
*	Howa Machinery, Ltd.	379,000	235,332
	Ichiken Co., Ltd.	87,000	115,398
	Ichinen Holdings Co., Ltd.	71,100	307,456
#	Idec Corp.	130,900	1,176,502
	IHI Transport Machinery Co., Ltd.	73,000	318,253
#	Iino Kaiun Kaisha, Ltd.	337,400	2,251,937
	Inaba Denki Sangyo Co., Ltd.	82,100	1,904,612
	Inaba Seisakusho Co., Ltd.	60,800	611,392
	Inabata & Co., Ltd.	202,000	954,138
#	Inui Steamship Co., Ltd.	80,800	611,426
#*	Iseki & Co., Ltd.	759,000	2,252,466
#	Ishii Iron Works Co., Ltd.	110,000	220,032
*	Ishikawa Seisakusho, Ltd.	101,000	66,022
*	Ishikawajima Construction Materials Co., Ltd.	214,000	190,134
	Itoki Corp.	174,200	447,333
#	Iwatani International Corp.	847,000	2,484,047
#	Jalux, Inc.	43,300	346,712
	Jamco Corp.	82,000	455,671
#	Japan Airport Terminal Co., Ltd.	67,400	936,592
#*	Japan Bridge Corp.	25,900	67,345
	Japan Foundation Engineering Co., Ltd.	95,600	214,092
	Japan Kenzai Co., Ltd.	93,440	363,946
	Japan Pulp & Paper Co., Ltd.	462,000	1,656,636
	Japan Steel Tower Co., Ltd.	44,000	150,883
	Japan Transcity Corp.	231,000	697,856
	JFE Shoji Holdings, Inc.	294,000	1,239,908
	K.R.S. Corp.	38,200	362,527
#*	Kamagai Gumi Co., Ltd.	583,800	406,498
	Kamei Corp.	118,000	584,945
	Kanaden Corp.	118,000	626,112
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,029,143

	Kanamoto Co., Ltd.	112,000	$531,158
	Kandenko Co., Ltd.	52,000	330,810
*	Kanematsu Corp.	1,442,625	1,190,165
#*	Kanematsu-NNK Corp.	113,000	174,038
	Katakura Industries Co., Ltd.	110,400	1,140,994
	Kato Works Co., Ltd.	197,000	419,888
#*	Kawada Technologies, Inc.	104,500	1,821,389
	Kawagishi Bridge Works Co., Ltd.	38,000	106,661
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	310,387
*	Keihin Co., Ltd. (The)	199,000	219,334
	Kimura Chemical Plants Co., Ltd.	59,400	560,163
#	Kinki Sharyo Co., Ltd.	177,000	1,162,320
	Kintetsu World Express, Inc.	91,800	2,373,670
	Kitagawa Iron Works Co., Ltd.	335,000	541,289
	Kitano Construction Corp.	252,000	568,945
#	Kitazawa Sangyo Co., Ltd.	54,500	111,944
	Kitz Corp.	398,000	2,324,089
	Kodensha Co., Ltd. (The)	25,000	50,928
	Koike Sanso Kogyo Co., Ltd.	152,000	437,806
	Koito Industries, Ltd.	102,000	216,385
	Kokuyo Co., Ltd.	175,925	1,466,954
	Komai Tekko, Inc.	109,000	248,520
	Komatsu Wall Industry Co., Ltd.	32,900	351,060
	Komori Corp.	135,200	1,677,685
	Kondotec, Inc.	40,500	266,273
*	Kosaido Co., Ltd.	364,000	713,690
#	Kuroda Electric Co., Ltd.	109,900	1,514,905
	Kyodo Printing Co., Ltd.	303,000	897,351
	Kyoei Sangyo Co., Ltd.	97,000	192,278
	Kyokuto Boeki Kaisha, Ltd.	58,000	99,261
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	550,460
	Kyosan Electric Manufacturing Co., Ltd.	213,000	1,074,446
#	Kyowa Exeo Corp.	306,000	2,531,784
	Kyudenko Corp.	199,000	1,195,112
#*	Lonseal Corp.	116,000	127,965
	Maeda Corp.	587,000	1,747,583
	Maeda Road Construction Co., Ltd.	277,000	2,258,168
*	Maezawa Industries, Inc.	35,700	81,760
	Maezawa Kaisei Industries Co., Ltd.	50,700	506,867
	Maezawa Kyuso Industries Co., Ltd.	50,400	688,115
*	Makino Milling Machine Co., Ltd.	322,000	2,090,864
	Marubeni Construction Material Lease Co., Ltd.	75,000	92,216
	Maruka Machinery Co., Ltd.	28,100	185,099
	Maruwn Corp.	66,000	171,755
#*	Maruyama Manufacturing Co., Inc.	150,000	329,359
	Maruzen Showa Unyu Co., Ltd.	316,000	1,157,314
#	Matsuda Sangyo Co., Ltd.	77,482	1,441,471
	Matsui Construction Co., Ltd.	98,600	376,069
	Max Co., Ltd.	181,000	1,934,467
#	Meidensha Corp.	734,050	3,273,639
*	Meiji Machine Co., Ltd.	133,000	54,057
#	Meiji Shipping Co., Ltd.	106,100	550,708
	Meisei Industrial Co., Ltd.	29,000	81,623
	Meitec Corp.	131,700	2,582,349
	Meito Transportation Co., Ltd.	22,000	189,203
*	Meiwa Trading Co., Ltd.	140,000	305,454
	Mesco, Inc.	30,000	146,350
#	Misumi Group, Inc.	29,700	610,524
	Mitani Corp.	52,600	308,390
	Mitsubishi Kakoki Kaisha, Ltd.	229,000	627,582
	Mitsubishi Pencil Co., Ltd.	112,900	1,678,162

#	Mitsuboshi Belting, Ltd.	274,000	$1,258,501
	Mitsui Matsushima Co., Ltd.	338,000	677,192
#	Mitsui-Soko Co., Ltd.	468,000	1,753,960
	Mitsumura Printing Co., Ltd.	93,000	326,474
#	Miura Co., Ltd.	132,100	3,445,538
	Miura Printing Corp.	19,000	37,276
*	Miyaji Engineering Group, Inc.	1,567,175	1,844,538
#*	Miyakoshi Corp.	48,400	304,797
*	Mori Denki Mfg. Co., Ltd.	625,000	80,165
#	Mori Seiki Co., Ltd.	187,800	2,298,423
	Morita Holdings Corp.	156,000	767,674
#	Moshi Moshi Hotline, Inc.	104,600	2,001,211
	Mystar Engineering Corp.	15,600	49,661
#	Nabtesco Corp.	174,000	2,323,457
#	Nac Co., Ltd.	28,900	270,614
#	Nachi-Fujikoshi Corp.	588,000	1,927,089
	Naikai Zosen Corp.	75,000	260,638
	Nakano Corp.	103,000	213,972
	Narasaki Sangyo Co., Ltd.	60,000	63,585
	NEC Capital Solutions, Ltd.	45,900	593,501
	NEC Networks & System Integration Corp.	109,600	1,453,611
	New Tachikawa Aircraft Co., Ltd.	9,900	591,987
*	Nichias Corp.	416,000	1,861,759
	Nichiban Co., Ltd.	122,000	415,005
*	Nichiha Corp.	94,380	851,726
	Nichireki Co., Ltd.	96,000	450,526
#*	Nihon M&A Center, Inc.	27	92,636
	Nihon Spindle Manufacturing Co., Ltd.	115,000	182,175
	Nikko Co., Ltd.	127,000	319,612
	Nippo Corp.	251,000	1,927,786
#	Nippon Carbon Co., Ltd.	396,000	1,302,570
	Nippon Conveyor Co., Ltd.	168,000	163,667
#	Nippon Densetsu Kogyo Co., Ltd.	183,000	1,433,551
	Nippon Denwa Shisetu Co., Ltd.	203,000	629,968
	Nippon Filcon Co., Ltd.	73,100	357,730
	Nippon Hume Corp.	91,000	300,986
	Nippon Jogesuido Sekkei Co., Ltd.	289	313,230
	Nippon Kanzai Co., Ltd.	47,000	759,631
	Nippon Koei Co., Ltd.	272,000	802,982
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,798,074
#	Nippon Seisen Co., Ltd.	107,000	337,961
#	Nippon Sharyo, Ltd.	191,000	1,143,533
*	Nippon Shindo Co., Ltd.	8,000	11,898
#	Nippon Signal Co., Ltd.	206,800	1,851,963
	Nippon Steel Trading Co., Ltd.	287,000	567,898
#	Nippon Thompson Co., Ltd.	255,000	1,777,368
*	Nippon Tungsten Co., Ltd.	81,000	128,210
	Nippon Yusoki Co., Ltd.	138,000	289,497
#	Nishimatsu Construction Co., Ltd.	954,000	1,246,838
	Nishishiba Electric Co., Ltd.	101,000	181,005
	Nissei Corp.	104,600	750,369
*	Nissei Plastic Industrial Co., Ltd.	378,800	1,342,569
	Nissin Corp.	336,000	776,796
#	Nissin Electric Co., Ltd.	46,000	243,219
	Nitchitsu Co., Ltd.	58,000	147,815
	Nitta Corp.	101,400	1,618,389
#	Nitto Boseki Co., Ltd.	847,000	1,804,869
#	Nitto Electric Works, Ltd.	143,400	1,500,368
#	Nitto Kohki Co., Ltd.	68,700	1,534,985
	Nitto Seiko Co., Ltd.	122,000	370,937
*	Nittoc Construction Co., Ltd.	316,000	169,078

*	Noda Corp.	169,300	$320,916
	Nomura Co., Ltd.	205,000	592,453
	Noritake Co., Ltd.	512,000	1,483,218
	Noritz Corp.	83,000	1,279,748
*	Oak Capital Corp.	557,354	113,503
#	Obayashi Road Corp.	106,000	241,585
	Oiles Corp.	119,142	1,938,597
	Okamoto Machine Tool Works, Ltd.	163,000	261,984
#	Okamura Corp.	273,900	1,750,305
#	Okano Valve Manufacturing Co.	58,000	549,273
*	Oki Electric Cable Co., Ltd.	90,000	117,624
#*	OKK Corp.	255,000	262,072
#	OKUMA Corp.	228,000	1,665,238
#	Okumura Corp.	724,400	2,538,369
	O-M, Ltd.	105,000	428,397
	Onoken Co., Ltd.	60,200	542,459
	Organo Corp.	172,000	1,154,837
*	Oriental Shiraishi Corp.	442,800	4,736
*	Original Engineering Consultants Co., Ltd.	66,000	87,081
	OSG Corp.	160,000	1,690,580
	Oyo Corp.	102,400	883,063
#*	P.S. Mitsubishi Construction Co., Ltd.	76,800	263,136
	Park24 Co., Ltd.	131,900	1,349,480
	Pasona Group, Inc.	15	9,884
*	Penta-Ocean Construction Co., Ltd.	841,000	1,162,229
	Pilot Corp.	732	1,087,118
	Pronexus, Inc.	133,200	780,780
#	Raito Kogyo Co., Ltd.	193,700	458,232
	Rheon Automatic Machinery Co., Ltd.	64,000	163,081
*	Ryobi, Ltd.	548,200	1,850,486
*	Sailor Pen Co., Ltd.	116,000	78,126
	Sakai Heavy Industries, Ltd.	126,000	206,248
*	Sakurada Co., Ltd.	57,000	17,063
#*	Sanix, Inc.	157,400	290,111
	Sanki Engineering Co., Ltd.	248,000	1,747,463
#	Sanko Metal Industrial Co., Ltd.	118,000	292,910
*	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,487,510
	Sankyu, Inc.	445,000	2,196,265
	Sanritsu Corp.	16,700	110,579
#	Sanwa Holdings Corp.	405,000	1,354,033
	Sanyo Denki Co., Ltd.	201,000	854,776
	Sanyo Engineering & Construction, Inc.	48,000	164,395
	Sanyo Industries, Ltd.	79,000	111,584
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,145,981
	Sato Corp.	106,400	1,518,845
	Sato Shoji Corp.	65,300	376,010
*	Sawafuji Electric Co., Ltd.	45,000	69,872
	Secom Joshinetsu Co., Ltd.	33,900	699,130
	Secom Techno Service Co., Ltd.	40,500	1,060,480
	Seibu Electric Industry Co., Ltd.	67,000	262,324
	Seika Corp.	267,000	611,357
*	Seikitokyu Kogyo Co., Ltd.	335,000	207,337
	Seino Holdings Co., Ltd.	156,000	1,112,499
	Sekisui Jushi Co., Ltd.	140,000	1,211,695
#	Senko Co., Ltd.	366,000	1,344,968
	Senshu Electric Co., Ltd.	37,300	391,372
#	Shibusawa Warehouse Co., Ltd.	231,000	789,684
	Shibuya Kogyo Co., Ltd.	82,300	652,650
#	Shima Seiki Manufacturing Co., Ltd.	63,200	1,415,628
	Shin Nippon Air Technologies Co., Ltd.	84,280	580,791
	Shin-Keisei Electric Railway Co., Ltd.	174,000	698,045

#	Shin-Kobe Electric Machinery Co., Ltd.	97,000	$943,381
	Shinmaywa Industries, Ltd.	403,000	1,492,757
	Shinnihon Corp.	215,900	376,589
#	Shinsho Corp.	202,000	467,509
*	Shinwa Kaiun Kaisha, Ltd.	409,000	1,288,053
	Sho-Bond Corp.	98,100	1,924,716
#	Shoko Co., Ltd.	316,000	412,644
#	Showa Aircraft Industry Co., Ltd.	112,000	767,800
#	Sinfonia Technology Co., Ltd.	482,000	1,125,310
	Sintokogio, Ltd.	191,800	1,596,606
	Soda Nikka Co., Ltd.	67,000	255,382
	Sohgo Security Services Co., Ltd.	158,500	1,837,227
#	Space Co., Ltd.	73,420	471,498
	Subaru Enterprise Co., Ltd.	59,000	171,816
	Sugimoto & Co., Ltd.	34,100	321,197
	Sumitomo Densetsu Co., Ltd.	104,600	507,267
*	Sumitomo Mitsui Construction Co., Ltd.	122,000	105,830
#	Sumitomo Precision Products Co., Ltd.	150,000	488,357
	Sumitomo Warehouse Co., Ltd.	313,000	1,391,369
#	Sun Wave Corp.	785,000	3,074,267
*	Suzuki Metal Industry Co., Ltd.	71,000	151,966
*	SWCC Showa Holdings Co., Ltd.	831,000	846,280
#	Tadano, Ltd.	227,579	1,232,704
	Taihei Dengyo Kaisha, Ltd.	138,000	1,265,768
	Taihei Kogyo Co., Ltd.	244,000	1,047,176
	Taiheiyo Kouhatsu, Inc.	95,000	80,293
	Taikisha, Ltd.	125,600	2,028,172
	Takada Kiko Co., Ltd.	289,000	559,123
	Takano Co., Ltd.	52,000	306,267
	Takara Printing Co., Ltd.	38,055	305,576
#	Takara Standard Co., Ltd.	485,000	3,016,144
#	Takasago Thermal Engineering Co., Ltd.	282,000	2,237,604
#*	Takashima & Co., Ltd.	137,000	205,508
	Takigami Steel Construction Co., Ltd.	50,000	128,345
	Takisawa Machine Tool Co., Ltd.	191,000	208,583
*	Takuma Co., Ltd.	297,000	714,770
*	Tanseisha Co., Ltd.	74,000	173,471
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	536,125
	TECHNO ASSOCIE Co., Ltd.	58,400	414,706
	Techno Ryowa, Ltd.	71,390	324,735
#	Teikoku Electric Manufacturing Co., Ltd.	31,800	680,821
*	Tekken Corp.	521,000	446,334
	Teraoka Seisakusho Co., Ltd.	53,600	224,829
	Toa Corp.	744,000	844,820
	Toa Doro Kogyo Co., Ltd.	155,000	286,889
#*	Tobishima Corp.	1,548,500	446,833
#	Tocalo Co., Ltd.	51,600	1,079,387
	Toda Corp.	637,000	2,299,170
	Todentu Corp.	121,000	203,128
	Toenec Corp.	228,000	1,239,598
#	Tokai Lease Co., Ltd.	86,000	141,655
#	Toko Electric Corp.	88,000	592,509
	Tokyo Biso Kogyo Corp.	19,000	141,143
#	Tokyo Energy & Systems, Inc.	126,000	868,078
#	Tokyo Keiki, Inc.	265,000	467,872
#	Tokyo Kikai Seisakusho, Ltd.	304,000	364,132
	Tokyo Sangyo Co., Ltd.	78,000	226,245
#	Tokyu Community Corp.	32,900	770,852
	Toli Corp.	207,000	394,460
	Tomoe Corp.	115,500	295,648
	Tonami Holdings Co., Ltd.	331,000	705,255

#	Toppan Forms Co., Ltd.	74,300	$821,164
*	Tori Holdings Co., Ltd.	217,700	81,560
	Torishima Pump Manufacturing Co., Ltd.	80,800	1,626,712
#	Toshiba Machine Co., Ltd.	299,000	1,274,921
#	Toshiba Plant Kensetsu Co., Ltd.	184,450	2,077,451
	Tosho Printing Co., Ltd.	243,000	465,312
	Totetsu Kogyo Co., Ltd.	122,000	676,281
*	Totoku Electric Co., Ltd.	82,000	88,648
	Toyo Electric Co., Ltd.	149,000	1,086,596
	Toyo Engineering Corp.	580,400	2,231,999
*	Toyo Machinery & Metal Co., Ltd.	42,400	105,010
	Toyo Shutter Co., Ltd.	10,400	61,136
#	Toyo Tanso Co, Ltd.	21,000	1,192,595
	Toyo Wharf & Warehouse Co., Ltd.	274,000	466,251
#	Trinity Industrial Corp.	56,000	211,718
	Trusco Nakayama Corp.	96,700	1,527,701
	Tsubakimoto Chain Co.	566,700	2,726,038
#	Tsubakimoto Kogyo Co., Ltd.	97,000	211,946
#	Tsugami Corp.	252,000	1,632,291
	Tsukishima Kikai Co., Ltd.	121,000	844,356
	Tsurumi Manufacturing Co., Ltd.	94,000	661,553
	Tsuzuki Denki Co., Ltd.	75,000	236,045
	TTK Co., Ltd.	62,000	211,429
	Uchida Yoko Co., Ltd.	171,000	569,336
	Ueki Corp.	453,000	629,820
	Union Tool Co.	57,500	1,610,690
	Utoc Corp.	96,400	288,826
*	Venture Link Co., Ltd.	405,500	64,879
#*	Wakachiku Construction Co., Ltd.	2,022,000	1,190,201
	Weathernews, Inc.	26,700	327,447
	Yahagi Construction Co., Ltd.	136,000	783,034
	Yamabiko Corp.	28,782	354,671
	Yamato Corp.	82,000	284,348
	Yamaura Corp.	40,500	87,870
#	Yamazen Co., Ltd.	294,000	1,249,783
	Yasuda Warehouse Co., Ltd. (The)	98,200	596,048
	Yokogawa Bridge Holdings Corp.	139,400	1,040,020
	Yondenko Corp.	133,800	623,920
	Yuasa Trading Co., Ltd.	779,000	742,319
	Yuken Kogyo Co., Ltd.	156,000	278,824
	Yurtec Corp.	221,000	1,118,784
#	Yusen Air & Sea Service Co., Ltd.	21,300	321,374
#	Yushin Precision Equipment Co., Ltd.	53,534	806,573
Total Industrials			331,677,287

Information Technology — (9.4%)
#	Ai Holdings Corp.	182,600	617,271
	Aichi Tokei Denki Co., Ltd.	113,000	339,712
	Aiphone Co., Ltd.	70,900	1,239,912
	Allied Telesis Holdings K.K.	470,700	493,894
	Alpha Systems, Inc.	28,600	513,240
*	Alps Electric Co., Ltd.	487,500	3,370,244
*	Anritsu Corp.	435,000	1,677,763
	AOI Electronics Co., Ltd.	37,400	570,062
*	Apic Yamada Corp.	36,000	85,609
	Arisawa Manufacturing Co., Ltd.	6,900	49,284
*	Asahi Net, Inc.	15,000	46,056
	CAC Corp.	69,100	494,915
	Canon Electronics, Inc.	68,200	1,509,434
	Canon Finetech, Inc.	94,570	1,654,704
#	Capcom Co., Ltd.	151,800	2,871,548

	Chino Corp.	158,000	$395,664
#*	CMK Corp.	70,100	527,613
	Computer Engineering & Consulting, Ltd.	61,500	324,120
#	Core Corp.	45,700	345,650
	Cresco, Ltd.	23,200	113,301
#*	CSK Holdings Corp.	181,900	791,805
*	Cybernet Systems Co, Ltd.	22	8,703
#	Cybozu, Inc.	681	277,330
*	Daiko Denshi Tsushin, Ltd.	17,000	23,472
*	Dainippon Screen Manufacturing Co., Ltd.	652,000	3,054,312
#	Denki Kogyo Co., Ltd.	237,000	1,232,893
	DKK TOA Corp.	31,000	70,689
	DTS Corp.	84,900	843,594
#	Dwango Co., Ltd.	230	388,256
#	eAccess, Ltd.	4,312	3,152,044
	Eizo Nanao Corp.	74,000	1,826,286
*	Elna Co., Ltd.	97,000	115,112
	Enplas Corp.	1,800	35,461
	ESPEC Corp.	79,800	681,014
#*	FDK Corp.	425,000	623,822
	Fuji Soft, Inc.	101,900	1,705,786
*	Fujitsu Component, Ltd.	172	64,107
	Fujitsu Frontech, Ltd.	78,600	595,178
	Fuso Dentsu Co., Ltd.	16,000	50,253
	Future Architect, Inc.	1,208	459,531
	GMO Internet, Inc.	42,000	160,459
#	Hakuto Co., Ltd.	69,100	672,274
	Hioki EE Corp.	1,400	25,835
	Hitachi Business Solution Co., Ltd.	43,200	308,696
	Hitachi Kokusai Electric, Inc.	250,500	2,506,701
#	Hochiki Corp.	97,000	528,289
#	Hokuriku Electric Industry Co., Ltd.	289,000	557,017
	Horiba, Ltd.	98,400	2,830,014
#	Hosiden Corp.	243,000	3,186,953
	Icom, Inc.	47,600	1,220,031
#*	Ikegami Tsushinki Co., Ltd.	174,000	141,731
	Ines Corp.	154,700	1,151,812
	I-Net Corp.	47,800	241,729
	Information Services International-Dentsu, Ltd.	76,800	412,093
	Internet Initiative Japan, Inc.	62	137,275
#	Ishii Hyoki Co., Ltd.	23,700	283,387
#	IT Holdings Corp.	262,001	3,194,026
#	ITC Networks Corp.	16,800	95,665
*	Itfor, Inc.	800	2,867
*	Iwatsu Electric Co., Ltd.	303,000	262,577
	Japan Aviation Electronics Industry, Ltd.	241,600	1,831,102
#	Japan Business Computer Co., Ltd.	73,200	447,889
#	Japan Cash Machine Co., Ltd.	93,915	832,700
	Japan Digital Laboratory Co., Ltd.	105,100	1,122,162
	Japan Radio Co., Ltd.	376,000	825,270
	Jastec Co., Ltd.	61,400	360,186
	JBIS Holdings, Inc.	79,600	269,341
	JIEC Co., Ltd.	199	166,091
#	Kaga Electronics Co., Ltd.	96,400	1,038,898
#	Kakaku.com, Inc.	518	1,879,479
	Kanematsu Electronics, Ltd.	83,100	740,669
	Kawatetsu Systems, Inc.	174	138,572
	Koa Corp.	146,000	1,424,411
#*	Kubotek Corp.	370	118,063
	Kyoden Co., Ltd.	160,000	241,417
	Kyowa Electronic Instruments Co., Ltd.	52,000	152,970

	Macnica, Inc.	48,000	$786,317
*	Macromill, Inc.	25	36,185
	Marubun Corp.	96,100	583,377
	Maruwa Co., Ltd.	36,500	775,461
	Maspro Denkoh Corp.	61,000	574,099
#	Megachips Corp.	82,300	1,234,384
*	Meisei Electric Co., Ltd.	359,000	284,305
	Melco Holdings, Inc.	20,100	445,922
	Mimasu Semiconductor Industry Co., Ltd.	83,081	1,242,344
	Miroku Jyoho Service Co., Ltd.	107,000	258,743
*	Mitsui High-Tec, Inc.	131,600	1,130,197
	Mitsui Knowledge Industry Co., Ltd.	3,688	633,942
*	Mutoh Holdings Co., Ltd.	160,000	267,311
*	Nagano Japan Radio Co., Ltd.	85,000	112,817
*	Nagano Keiki Co., Ltd.	600	3,995
	Nakayo Telecommunications, Inc.	542,000	1,160,104
	NEC Fielding, Ltd.	91,200	1,236,675
	NEC Mobiling, Ltd.	45,100	1,083,790
#	Net One Systems Co., Ltd.	1,889	2,406,513
*	Netmarks, Inc.	523	83,629
#	Nichicon Corp.	263,300	3,250,321
*	Nidec Copal Electronics Corp.	3,400	25,835
#	Nidec Sankyo Corp.	191,000	1,691,403
#	Nihon Dempa Kogyo Co., Ltd.	66,900	1,400,523
#*	Nihon Inter Electronics Corp.	104,700	280,132
#	Nihon Unisys, Ltd.	171,500	1,151,628
*	Nippon Avionics Co., Ltd.	78,000	132,751
#	Nippon Ceramic Co., Ltd.	84,400	1,026,751
#*	Nippon Chemi-Con Corp.	466,000	1,836,914
	Nippon Systemware Co., Ltd.	27,900	97,605
	Nohmi Bosai, Ltd.	116,000	733,766
#	NS Solutions Corp.	57,600	1,045,230
#	NSD Co., Ltd.	173,800	2,090,003
#	Obic Business Consultants Co., Ltd.	14,700	719,140
	Okaya Electric Industries Co., Ltd.	73,000	253,991
*	Oki Electric Industry Co., Ltd.	2,062,000	1,722,286
	Ono Sokki Co., Ltd.	103,000	362,657
	Origin Electric Co., Ltd.	105,000	435,044
#	Osaki Electric Co., Ltd.	122,000	1,080,438
	Panasonic Electric Works Information Systems Co., Ltd.	5,500	139,341
	PCA Corp.	17,500	149,011
#*	Pixela Corp.	19,200	69,523
#*	Renesas Electronics Corp.	106,700	1,083,935
*	Rikei Corp.	46,500	38,353
	Riken Keiki Co., Ltd.	77,800	529,274
#	Roland DG Corp.	51,500	916,721
	Ryoden Trading Co., Ltd.	141,000	741,030
	Ryosan Co., Ltd.	122,000	3,108,779
	Ryoyo Electro Corp.	108,000	1,034,891
#	Sanken Electric Co., Ltd.	300,000	1,148,131
	Sanko Co., Ltd.	22,000	69,757
	Sanshin Electronics Co., Ltd.	108,100	914,475
	Satori Electric Co., Ltd.	56,380	369,320
*	Saxa Holdings, Inc.	194,000	340,385
*	Sekonic Corp.	36,000	45,501
#*	Shibaura Mechatronics Corp.	148,000	547,176
#*	Shindengen Electric Manufacturing Co., Ltd.	296,000	1,103,319
	Shinkawa, Ltd.	68,400	1,052,134
#	Shinko Shoji Co., Ltd.	75,900	655,774
#	Shizuki Electric Co., Inc.	103,000	412,819
	Siix Corp.	82,100	1,057,737

*	Simplex Technology, Inc.	281	$145,532
#	SMK Corp.	265,000	1,364,036
*	Softbank Technology Corp.	100	776
#	So-Net Entertainment Corp.	283	705,226
#*	SPC Electronics Corp.	48,200	75,775
	SRA Holdings, Inc.	49,700	449,790
	Star Micronics Co., Ltd.	133,000	1,464,737
	Sumida Corp.	61,549	681,350
	Sumisho Computer Systems Corp.	116,100	1,686,103
	SUNX, Ltd.	109,000	541,528
#	SysproCatena Corp.	676	493,931
	Tachibana Eletech Co., Ltd.	62,400	499,665
*	Tamura Corp.	253,000	876,024
*	Teac Corp.	54,000	26,035
*	Tecmo Koei Holdings Co., Ltd.	145,330	1,039,625
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	412,551
	TKC Corp.	86,400	1,598,585
*	Toko, Inc.	304,000	488,951
	Tokyo Denpa Co., Ltd.	24,900	177,494
	Tokyo Electron Device, Ltd.	352	553,701
#*	Tokyo Seimitsu Co., Ltd.	111,200	1,923,441
	Tomen Electronics Corp.	50,600	615,419
#	Topcon Corp.	154,800	856,930
	Tose Co., Ltd.	22,100	154,839
*	Toshiba TEC Corp.	392,000	1,553,485
	Toukei Computer Co., Ltd.	27,710	343,542
#*	Towa Corp.	17,600	136,241
#	Toyo Corp.	110,600	972,063
*	Trans Cosmos, Inc.	119,700	989,599
	Tsuzuki Densan Co., Ltd.	22,500	65,973
#	Ulvac, Inc.	103,100	2,680,325
*	Uniden Corp.	121,000	351,136
#*	Wacom Co., Ltd.	1,112	1,698,736
	XNET Corp.	21	30,088
#*	Yamaichi Electronics Co., Ltd.	99,400	427,082
	Yaskawa Information Systems Corp.	40,000	133,484
	Ye Data, Inc.	43,000	58,390
	Yokowo Co., Ltd.	69,500	449,516
	Zuken, Inc.	95,200	703,237
Total Information Technology			139,377,150

Materials — (10.6%)
	Achilles Corp.	670,000	1,025,064
#	Adeka Corp.	331,700	3,319,981
	Agro-Kanesho Co., Ltd.	7,000	59,926
	Aichi Steel Corp.	367,000	1,647,103
	Arakawa Chemical Industries, Ltd.	67,700	795,187
#	Araya Industrial Co., Ltd.	204,000	283,992
	Aronkasei Co., Ltd.	124,000	539,194
#	Asahi Organic Chemicals Industry Co., Ltd.	328,000	789,219
	Chuetsu Pulp & Paper Co., Ltd.	395,000	709,794
*	Chugai Mining Co., Ltd.	852,400	309,942
	Chugoku Marine Paints, Ltd.	233,000	1,605,492
*	Chugokukogyo Co., Ltd.	62,000	75,043
	Chuo Denki Kogyo Co., Ltd.	90,000	715,702
#	Co-Op Chemical Co., Ltd.	159,000	265,241
#*	Dai Nippon Toryo, Ltd.	488,000	532,299
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	495,107
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	344,734
#	Daiken Corp.	387,000	1,065,722
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,198,413

	Daio Paper Corp.	136,500	$1,120,979
#	Daiso Co., Ltd.	347,000	880,785
	DC Co., Ltd.	113,900	263,155
	DIC Corp.	250,000	540,041
	Dynapac Co., Ltd.	25,000	64,585
*	Earth Chemical Co., Ltd.	4,300	130,612
	FP Corp.	61,200	2,799,927
#*	Fuji Seal International, Inc.	21,200	438,531
	Fujikura Kasei Co., Ltd.	94,500	509,536
	Fumakilla, Ltd.	85,000	424,788
	Geostar Corp.	88,000	118,849
	Godo Steel, Ltd.	521,000	1,171,912
#	Gun Ei Chemical Industry Co., Ltd.	262,000	618,307
	Harima Chemicals, Inc.	78,000	450,110
#	Hodogaya Chemical Co., Ltd.	265,000	1,028,366
	Hokkan Holdings, Ltd.	210,000	584,241
	Hokko Chemical Industry Co., Ltd.	90,000	269,545
#	Hokuetsu Kishu Paper Co., Ltd.	553,199	2,765,194
	Hokushin Co., Ltd.	62,600	91,758
	Honshu Chemical Industry Co., Ltd.	35,000	168,545
	Ihara Chemical Industry Co., Ltd.	155,000	465,246
#	ISE Chemicals Corp.	86,000	502,908
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,064,721
	Japan Carlit Co., Ltd.	59,800	281,304
	JSP Corp.	106,700	1,278,883
#	Kanto Denka Kogyo Co., Ltd.	186,000	1,456,143
	Katakura Chikkarin Co., Ltd.	43,000	133,066
	Kawakin Holdings Co., Ltd.	11,000	29,639
	Kawasaki Kasei Chemicals, Ltd.	121,000	158,860
	Koatsu Gas Kogyo Co., Ltd.	163,000	967,974
#	Kohsoku Corp.	62,800	451,580
	Konishi Co., Ltd.	66,900	779,836
#	Kumiai Chemical Industry Co., Ltd.	224,000	691,468
#	Kureha Corp.	571,500	2,770,084
#	Kurosaki Harima Corp.	220,000	899,169
#	Kyoei Steel, Ltd.	23,700	500,494
	Lintec Corp.	87,400	1,710,247
	MEC Co., Ltd.	61,200	341,405
*	Mitsubishi Materials Corp.	229,440	660,899
#	Mitsubishi Paper Mills, Ltd.	1,094,000	1,311,976
*	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,282,717
*	Mitsui Mining & Smelting Co., Ltd.	389,000	1,166,973
	Mory Industries, Inc.	154,000	466,480
	Nakabayashi Co., Ltd.	181,000	399,199
	Nakayama Steel Works, Ltd.	413,000	645,811
	Neturen Co., Ltd.	146,300	1,123,020
	Nichia Steel Works, Ltd.	175,900	480,980
#	Nifco, Inc.	162,700	3,753,084
	Nihon Kagaku Sangyo Co., Ltd.	79,000	546,370
#	Nihon Nohyaku Co., Ltd.	216,000	1,247,712
	Nihon Parkerizing Co., Ltd.	230,000	3,123,380
	Nihon Seiko Co., Ltd.	18,000	41,602
*	Nippon Carbide Industries Co., Inc.	201,000	389,437
#	Nippon Chemical Industrial Co., Ltd.	281,000	673,710
*	Nippon Chutetsukan K.K.	50,000	76,031
	Nippon Chuzo K.K.	111,000	137,957
#	Nippon Coke & Engineering Co., Ltd.	772,500	1,157,230
#	Nippon Concrete Industries Co., Ltd.	157,000	243,656
#	Nippon Denko Co., Ltd.	372,000	2,778,030
	Nippon Fine Chemical Co., Ltd.	90,600	700,214
#	Nippon Kasei Chemical Co., Ltd.	355,000	680,800

#	Nippon Kayaku Co., Ltd.	248,000	$2,156,860
#*	Nippon Kinzoku Co., Ltd.	222,000	420,158
	Nippon Koshuha Steel Co., Ltd.	366,000	395,746
*	Nippon Light Metal Co., Ltd.	1,338,000	1,948,090
#	Nippon Metal Industry Co., Ltd.	556,000	904,921
#	Nippon Paint Co., Ltd.	727,200	4,772,980
	Nippon Pigment Co., Ltd.	43,000	119,929
*	Nippon Pillar Packing Co., Ltd.	83,000	552,649
	Nippon Soda Co., Ltd.	525,000	2,326,412
#	Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,685,314
	Nippon Valqua Industries, Ltd.	313,000	685,166
#	Nippon Yakin Kogyo Co., Ltd.	395,500	1,569,503
	Nittetsu Mining Co., Ltd.	275,000	1,216,384
	Nitto FC Co., Ltd.	72,000	379,986
#	NOF Corp.	673,000	2,663,686
	Okabe Co., Ltd.	186,900	734,268
	Okamoto Industries, Inc.	390,000	1,631,051
*	Okura Industrial Co., Ltd.	211,000	598,421
	Osaka Organic Chemical Industry, Ltd.	66,000	384,783
	Osaka Steel Co., Ltd.	73,900	1,177,896
#	Osaka Titanium Technologies Co., Ltd.	32,600	1,354,531
#	Pacific Metals Co., Ltd.	210,000	1,748,316
#	Pack Corp. (The)	66,200	994,228
#*	Rengo Co., Ltd.	21,090	124,208
	Riken Technos Corp.	197,000	638,310
*	S Science Co., Ltd.	3,252,000	104,375
#	S.T. Chemical Co., Ltd.	80,400	900,064
	Sakai Chemical Industry Co., Ltd.	355,000	1,710,146
	Sakata INX Corp.	214,000	1,049,134
	Sanyo Chemical Industries, Ltd.	292,000	1,746,442
#	Sanyo Special Steel Co., Ltd.	466,300	2,017,178
	Sekisui Plastics Co., Ltd.	209,000	999,823
	Shikoku Chemicals Corp.	178,000	991,654
	Shinagawa Refractories Co., Ltd.	224,000	705,169
	Shin-Etsu Polymer Co., Ltd.	217,100	1,653,040
	Shinko Wire Co., Ltd.	185,000	315,042
	Somar Corp.	43,000	109,597
#	Stella Chemifa Corp.	41,800	1,777,752
#	Sumitomo Bakelite Co., Ltd.	280,000	1,606,890
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,348,884
#	Sumitomo Osaka Cement Co., Ltd.	844,000	1,465,766
	Sumitomo Pipe & Tube Co., Ltd.	108,100	641,041
	Sumitomo Seika Chemicals Co., Ltd.	214,000	842,684
#	T. Hasegawa Co., Ltd.	116,800	1,764,039
*	Taiheiyo Cement Corp.	284,000	407,520
	Taisei Lamick Co., Ltd.	18,500	451,703
*	Taiyo Ink Manufacturing Co., Ltd.	3,800	101,926
	Takasago International Corp.	339,000	1,828,569
	Takiron Co., Ltd.	202,000	598,373
	Tayca Corp.	151,000	400,776
	Tenma Corp.	88,300	1,026,942
#*	Titan Kogyo K.K.	59,000	163,773
	Toagosei Co., Ltd.	897,000	3,821,550
#	Toda Kogyo Corp.	158,000	1,169,247
#	Toho Titanium Co., Ltd.	69,400	1,722,774
#	Toho Zinc Co., Ltd.	425,000	2,089,683
	Tokai Carbon Co., Ltd.	416,000	2,424,647
	Tokushu Tokai Holdings Co., Ltd.	501,580	1,336,126
	Tokyo Ohka Kogyo Co., Ltd.	111,900	2,079,088
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,546,443
#*	Tomoegawa Paper Co., Ltd.	125,000	263,461

Tomoku Co., Ltd.	294,000	$673,096
Topy Industries, Ltd.	748,000	1,699,004
Toyo Ink Manufacturing Co., Ltd.	541,000	2,431,193
Toyo Kohan Co., Ltd.	237,000	1,432,045
TYK Corp.	142,000	335,964
Ube Material Industries, Ltd.	266,000	691,932
Wood One Co., Ltd.	169,000	504,688
Yamamura Glass Co., Ltd.	360,000	1,194,794
Yodogawa Steel Works, Ltd.	562,500	2,523,957
Yuki Gosei Kogyo Co., Ltd.	64,000	171,130
Yushiro Chemical Industry Co., Ltd.	51,000	641,918
# Zeon Corp.	503,000	2,941,263
Total Materials		157,393,317

Telecommunication Services — (0.0%)
#* Invoice, Inc.	39,279	609,254

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	552,726
Hokuriku Gas Co., Ltd.	99,000	250,979
Okinawa Electric Power Co., Ltd.	38,371	2,004,474
# Saibu Gas Co., Ltd.	1,268,000	3,554,262
Shizuoka Gas Co., Ltd.	247,000	1,414,303
# Tokai Corp.	228,000	1,268,964
Total Utilities		9,045,708

TOTAL COMMON STOCKS		1,197,213,606

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/10 (Collateralized by $2,375,000 FNMA 6.50%, 06/25/39, valued at $2,020,825) to be repurchased at $2,477,013	$2,477	2,477,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund	286,288,935	286,288,935
@ Repurchase Agreement, Deutsche Bank Securities 0.03%, 04/01/10 (various corporate obligations, ranging in par value from $13,895,658 to $30,000,000, rates ranging from 5.280%(r) to 5.963%(r), maturities ranging from 02/01/36 to 01/01/38, valued at $354,354) to be repurchased at $348,979	$349	348,979

TOTAL SECURITIES LENDING COLLATERAL		286,637,914

TOTAL INVESTMENTS — (100.0%)
(Cost $1,648,384,958)##		$1,486,328,520

Summary of inputs used to value the Series’ investments as of March 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$32,549	$253,842,513	—	$253,875,062
Consumer Staples	—	115,447,999	—	115,447,999
Energy	—	14,511,016	—	14,511,016
Financials	—	129,256,869	—	129,256,869
Health Care	—	46,019,944	—	46,019,944
Industrials	141,143	331,536,144	—	331,677,287
Information Technology	—	139,377,150	—	139,377,150
Materials	—	157,393,317	—	157,393,317
Telecommunication Services	—	609,254	—	609,254
Utilities	—	9,045,708	—	9,045,708
Temporary Cash Investments	—	2,477,000	—	2,477,000
Securities Lending Collateral	—	286,637,914	—	286,637,914
Total	$173,692	$1,486,154,828	—	$1,486,328,520

See accompanying Notes.

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (82.8%)
AUSTRALIA — (45.5%)
#*	A.B.C. Learning Centres, Ltd.	535,970	$—
*	Adacel Technologies, Ltd.	113,249	37,338
*	Adamus Resources, Ltd.	895,668	353,688
	ADCorp Australia, Ltd.	212,402	37,906
	Adelaide Brighton, Ltd.	1,480,311	3,499,748
#*	Aditya Birla Minerals, Ltd.	841,658	852,745
	Adtrans Group, Ltd.	37,239	119,528
#*	AED Oil, Ltd.	282,000	170,755
	Aevum, Ltd.	450,641	463,098
*	Agenix, Ltd.	707,478	11,037
*	Ainsworth Game Technology, Ltd.	380,243	46,953
#	AJ Lucas Group, Ltd.	320,999	823,022
*	Alchemia, Ltd.	724,903	408,472
#	Alesco Corp., Ltd.	457,971	1,259,665
*	Alkane Resources, Ltd.	938,520	266,784
#*	Alliance Resources, Ltd.	388,254	163,617
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	129,840	31,190
*	Amadeus Energy, Ltd.	819,137	154,494
	Amalgamated Holdings, Ltd.	460,930	2,399,945
	Amcom Telecommunications, Ltd.	1,135,725	333,166
	Ammtec, Ltd.	13,918	35,634
#*	Andean Resources, Ltd.	1,464,837	3,585,471
	Ansell, Ltd.	330,329	3,673,141
*	Antares Energy, Ltd.	481,309	365,495
	AP Eagers, Ltd.	37,790	446,965
#	APA Group, Ltd.	1,105,352	3,605,187
#*	Apex Minerals NL	1,895,791	43,498
#	APN News & Media, Ltd.	1,347,825	2,851,335
#*	Aquila Resources, Ltd.	52,344	505,309
#*	Arafura Resources, Ltd.	162,638	88,032
	ARB Corporation, Ltd.	324,213	1,682,682
	Ariadne Australia, Ltd.	267,324	64,519
#*	Aristocrat Leisure, Ltd.	429,655	1,782,744
*	Arturus Capital, Ltd.	98,412	15,352
	ASG Group, Ltd.	199,745	244,756
*	Astron, Ltd.	87,221	153,567
#*	Atlas Iron, Ltd.	662,409	1,487,925
*	Aurora Oil and Gas, Ltd.	540,105	227,713
	Ausdrill, Ltd.	694,863	1,344,028
	Austal, Ltd.	558,220	1,304,620
*	Austar United Communications, Ltd.	2,751,397	3,000,282
	Austbrokers Holdings, Ltd.	70,011	329,299
	Austereo Group, Ltd.	1,001,750	1,573,988
#	Austin Engineering, Ltd.	69,514	202,723
*	Austpac Resources NL	1,627,877	59,787
#*	Australian Agricultural Co., Ltd.	801,009	1,027,294
	Australian Infrastructure Fund	2,805,723	5,089,596
#	Australian Pharmaceutical Industries, Ltd.	8,284,125	4,597,660
*	Australian Worldwide Exploration, Ltd.	1,482,305	3,699,067
#*	Autodom, Ltd.	170,874	10,287
	Automotive Holdings Group, Ltd.	66,897	159,555
*	Autron Corporation, Ltd.	989,247	11,801
#*	Avexa, Ltd.	901,298	123,845
#*	AVJennings, Ltd.	5,350,378	2,353,912
#*	Avoca Resources, Ltd.	656,313	1,192,803
#*	AWB, Ltd.	3,807,619	3,332,951

*	Ballarat South Gold, Ltd.	1,996	$16,529
	Bank of Queensland, Ltd.	71,970	777,324
*	Bannerman Resources, Ltd.	207,242	96,823
*	BC Iron, Ltd.	5,657	8,270
	Beach Petroleum, Ltd.	3,678,501	2,498,860
*	Berkeley Resources, Ltd.	39,273	46,482
	Beyond International, Ltd.	61,256	45,531
#	Biota Holdings, Ltd.	931,131	1,939,551
*	Bisalloy Steel Group, Ltd.	469,001	85,842
	Blackmores, Ltd.	76,842	1,550,702
#*	BMA Gold, Ltd.	109,078	28,620
*	Boart Longyear Group	10,774,655	3,304,547
*	Boulder Steel, Ltd.	1,667,795	274,929
*	Bow Energy, Ltd.	60,825	82,673
	Bradken, Ltd.	582,247	4,087,179
	Breville Group, Ltd.	598,466	1,068,479
#	Brickworks, Ltd.	131,435	1,590,679
#*	Brockman Resources, Ltd.	653,924	2,260,422
	BSA, Ltd.	587,227	123,798
	BT Investment Management, Ltd.	51,892	137,577
#	Cabcharge Australia, Ltd.	408,669	2,149,277
	Calliden Group, Ltd.	633,393	157,016
#	Campbell Brothers, Ltd.	284,996	7,726,841
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	12,890
#	Cardno, Ltd.	247,493	936,795
#*	Carnarvon Petroleum, Ltd.	2,906,082	1,295,612
*	Carnegie Wave Energy, Ltd.	1,008,948	111,035
#	Cash Converters International, Ltd.	1,086,054	578,189
#*	Catalpa Resources, Ltd.	78,892	109,512
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	100,585	235,808
	Cellestis, Ltd.	387,333	1,052,228
*	Cellnet Group, Ltd.	921,474	262,370
	Centennial Coal Co., Ltd.	1,196,500	4,669,900
*	Centrex Metals, Ltd.	46,889	21,938
#*	Ceramic Fuel Cells, Ltd.	2,190,662	431,603
	Challenger Financial Services Group, Ltd.	1,750,037	6,732,296
*	Chandler Macleod Group, Ltd.	88,156	19,290
*	Chemeq, Ltd.	166,742	12,700
#*	ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	246,870
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,645
*	Circadian Technologies, Ltd.	64,591	42,676
#*	Citadel Resource Group, Ltd.	1,943,142	685,829
*	Citigold Corp., Ltd.	3,765,806	362,719
*	Clarius Group, Ltd.	1,001,901	597,143
*	Clinuvel Pharmaceuticals, Ltd.	1,184,356	287,685
	Clough, Ltd.	1,462,308	1,207,502
	Clover Corp., Ltd.	269,348	63,077
*	CO2 Group, Ltd.	844,559	139,303
*	Cockatoo Coal, Ltd.	83,491	27,267
	Codan, Ltd.	142,942	180,923
#	Coffey International, Ltd.	579,503	980,362
	Collection House, Ltd.	1,759,373	1,271,644
*	Comet Ridge, Ltd.	65,567	18,934
	ConnectEast Group, Ltd.	9,061,151	3,734,398
#*	Conquest Mining, Ltd.	1,082,609	352,285
#	Consolidated Media Holdings, Ltd.	1,050,129	3,031,652
*	Cooper Energy, Ltd.	90,132	45,894
#	Corporate Express Australia, Ltd.	422,355	2,164,375
#	Count Financial, Ltd.	798,391	995,995

	Coventry Group, Ltd.	144,778	$269,224
#	Crane Group, Ltd.	345,440	2,836,635
	Credit Corp. Group, Ltd.	6,962	17,258
*	Crescent Gold, Ltd.	1,124,856	165,461
#	CSG, Ltd.	168,182	306,637
#*	CuDeco, Ltd.	153,467	679,824
*	Cue Energy Resources, Ltd.	452,354	91,073
#*	Customers, Ltd.	477,130	1,399,321
	Data#3, Ltd.	5,572	40,780
#	David Jones, Ltd.	1,296,067	5,641,340
#	Devine, Ltd.	2,006,856	487,889
*	Discovery Metals, Ltd.	101,772	69,466
	Dominion Mining, Ltd.	336,854	798,812
	Downer EDI, Ltd.	670,736	4,643,818
*	Dragon Mining, Ltd.	1,665,100	125,191
	DUET Group, Ltd.	3,068,784	5,040,267
	DWS Advanced Business Solutions, Ltd.	102,144	135,888
*	Dyesol, Ltd.	69,865	63,323
#*	Eastern Star Gas, Ltd.	2,741,555	2,325,008
*	Elders, Ltd.	1,322,394	1,550,382
*	Ellect Holdings, Ltd.	482	1,592
*	Ellex Medical Lasers, Ltd.	197,605	30,899
	Emeco Holdings, Ltd.	1,240,388	693,995
#*	Energy World Corp., Ltd.	3,752,842	1,600,418
#	Envestra, Ltd.	4,102,182	1,917,302
	Envirozel, Ltd.	381,802	42,040
	Euroz, Ltd.	12,798	16,422
#*	Extract Resources, Ltd.	244,676	1,739,277
#	Fantastic Holdings, Ltd.	355,613	1,205,152
*	Fig Tree Developments, Ltd.	20,365	187
*	First Australian Resources, Ltd.	414,263	21,956
	FKP Property Group, Ltd.	352,888	231,451
#	Fleetwood Corp., Ltd.	247,561	2,042,821
#	FlexiGroup, Ltd.	493,824	615,369
#	Flight Centre, Ltd.	192,954	3,708,608
#*	Flinders Mines, Ltd.	6,798,057	871,434
*	Forest Enterprises Australia, Ltd.	2,849,173	117,654
	Forge Group, Ltd.	170,828	458,856
#*	Forte Energy NL	923,334	131,281
*	Galaxy Resources, Ltd.	97,372	105,592
#*	Gascoyne Resources, Ltd.	51,232	5,642
	Gazal Corp., Ltd.	104,542	144,859
*	Geodynamics, Ltd.	1,015,653	582,358
#*	Gindalbie Metals, Ltd.	1,817,381	2,075,549
*	Giralia Resources NL	625,030	1,322,510
*	Glengarry Resources, Ltd.	768,955	62,866
	Goodman Fielder, Ltd.	1,622,705	2,124,858
	Gowing Bros., Ltd.	92,437	204,680
	Graincorp, Ltd. Series A	461,398	2,635,895
#*	Grange Resources, Ltd.	903,958	471,579
#*	Great Southern, Ltd.	9,302,784	1,024,404
#	GUD Holdings, Ltd.	345,240	2,933,041
	Gunns, Ltd.	2,872,620	1,263,261
#	GWA International, Ltd.	957,332	2,914,490
	Hastie Group, Ltd.	784,777	1,095,568
*	Havilah Resources NL	258,836	90,246
#	Healthscope, Ltd.	881,682	3,572,914
*	HFA Holdings, Ltd.	186,406	35,822
	HGL, Ltd.	108,137	114,160
#*	Highlands Pacific, Ltd.	2,651,500	731,069
#	Hills Industries, Ltd.	936,401	2,265,943

#*	Horizon Oil, Ltd.	3,227,717	$1,009,823
*	Hutchison Telecommunications (Australia), Ltd.	7,909,751	871,174
*	Icon Energy, Ltd.	111,982	26,216
*	ICSGlobal, Ltd.	229,066	3,402
	IDT Australia, Ltd.	82,205	62,875
	iiNet, Ltd.	390,161	966,277
*	Iluka Resources, Ltd.	1,032,594	4,143,876
#	Imdex, Ltd.	812,684	528,452
*	IMF Australia, Ltd.	244,684	333,237
*	IMX Resources, Ltd.	594,082	217,597
#	Independence Group NL	552,303	2,309,302
#*	Indophil Resources NL	1,738,038	1,974,985
#	Industrea, Ltd.	3,495,902	1,249,767
	Infigen Energy, Ltd.	1,556,089	1,824,683
	Infomedia, Ltd.	1,458,074	340,850
*	Innamincka Petroleum, Ltd.	713,077	62,162
*	Integra Mining, Ltd.	410,418	96,096
	Integrated Research, Ltd.	261,513	95,939
#*	Intrepid Mines, Ltd.	666,867	208,480
#	Invocare, Ltd.	552,483	3,013,304
#	Ioof Holdings, Ltd.	950,183	5,936,863
	Iress Market Technology, Ltd.	348,498	2,558,128
*	Iron Ore Holdings, Ltd.	10,511	24,543
#	iSOFT Group, Ltd.	2,688,547	1,393,213
*	Ivanhoe Australia, Ltd.	48,991	154,919
*	Ixla, Ltd.	89,921	1,898
#*	Jabiru Metals, Ltd.	1,854,281	637,884
#	JB Hi-Fi, Ltd.	281,420	5,237,796
	K&S Corp., Ltd.	164,616	435,452
*	Kagara, Ltd.	1,628,074	1,201,442
*	Kangaroo Resources, Ltd.	116,983	22,023
*	Karoon Gas Australia, Ltd.	628,673	4,833,269
#*	Kimberley Metals, Ltd.	204,110	33,714
*	Kings Minerals NL	1,634,196	150,077
	Kingsgate Consolidated, Ltd.	402,364	3,142,497
*	Kingsrose Mining, Ltd.	147,619	108,335
*	Lednium, Ltd.	195,019	14,317
	Lemarne Corp., Ltd.	25,882	104,839
#*	Linc Energy, Ltd.	866,033	1,285,826
*	Liquefied Natural Gas, Ltd.	54,592	26,058
	Lycopodium, Ltd.	45,700	163,683
#*	Lynas Corp., Ltd.	5,415,856	2,404,058
	M2 Telecommunications Group, Ltd.	64,753	116,962
#	MAC Services Group, Ltd.	185,743	451,663
#	Macarthur Coal, Ltd.	224,909	2,896,854
	MacMahon Holdings, Ltd.	3,283,150	2,195,331
*	Macquarie Telecom Group, Ltd.	35,019	167,571
*	Magma Metals, Ltd.	175,844	108,265
#*	Mantra Resources, Ltd.	31,175	169,692
*	Marion Energy, Ltd.	451,508	21,452
*	Maryborough Sugar Factory, Ltd.	2,560	4,459
	MaxiTRANS Industries, Ltd.	889,356	285,412
*	McGuigan Simeon Wines, Ltd.	2,414,532	597,041
	McMillan Shakespeare, Ltd.	194,418	607,772
#*	McPherson’s, Ltd.	303,441	866,549
#*	Medusa Mining, Ltd.	227,376	790,441
	Melbourne IT, Ltd.	379,204	599,593
*	MEO Australia, Ltd.	390,891	119,997
#	Mermaid Marine Australia, Ltd.	746,311	1,873,250
*	Metgasco, Ltd.	44,450	23,452
*	Mikoh Corp., Ltd.	856,548	70,742

*	Millennium Minerals, Ltd.	250,609	$8,075
#*	Minara Resources, Ltd.	697,128	601,068
	Mincor Resources NL	946,204	1,742,502
#	Mineral Resources, Ltd.	371,021	2,527,775
#*	Mirabela Nickel, Ltd.	63,506	143,242
	Mitchell Communications Group, Ltd.	1,225,532	983,702
#*	Molopo Australia, Ltd.	1,036,221	1,092,187
*	Molopo Energy, Ltd.	94,800	100,042
#	Monadelphous Group, Ltd.	302,955	4,249,333
	Mortgage Choice, Ltd.	641,387	734,383
#*	Mosaic Oil NL	2,209,067	196,717
*	Mount Gibson Iron, Ltd.	2,962,399	5,075,787
*	Murchison Metals, Ltd.	438,463	1,075,742
	Namoi Cotton Cooperative, Ltd.	196,490	79,386
	National Can Industries, Ltd.	97,017	110,394
	Navitas, Ltd.	1,205,167	5,638,835
#*	Neptune Marine Services, Ltd.	150,803	63,762
#*	Nexbis, Ltd.	362,894	48,179
#*	Nexus Energy, Ltd.	2,957,188	732,030
#	NIB Holdings, Ltd.	260,397	304,325
#*	Nido Petroleum, Ltd.	4,759,793	610,752
#	Nomad Building Solutions, Ltd.	29,955	6,447
*	Norton Gold Fields, Ltd.	276,468	55,871
#*	Novogen, Ltd.	391,594	159,440
#	Nufarm, Ltd.	190,433	1,435,635
	Oakton, Ltd.	378,695	1,110,983
*	Orbital Corp., Ltd.	766,776	28,137
*	Orocobre, Ltd.	15,520	31,721
#	OrotonGroup, Ltd.	79,968	495,214
*	Otto Energy, Ltd.	1,486,012	150,325
*	Pacific Brands, Ltd.	4,412,120	5,361,238
	Pan Pacific Petroleum NL	1,059,542	233,192
*	PanAust, Ltd.	8,757,197	4,177,931
	Panoramic Resources, Ltd.	901,883	1,984,366
*	Paperlinx, Ltd.	2,771,649	1,699,697
*	Payce Consolidated, Ltd.	29,670	40,840
	Peet, Ltd.	996,525	2,102,431
#*	Perilya, Ltd.	472,422	248,787
#	Perpetual Trustees Australia, Ltd.	101,046	3,265,762
*	Perseus Mining, Ltd.	476,644	871,900
#*	Pharmaxis, Ltd.	815,846	2,117,969
	Photon Group, Ltd.	36,148	37,302
*	Planet Gas, Ltd.	55,177	6,100
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	983,731	853,042
*	PMP, Ltd.	1,813,797	1,173,337
*	Port Bouvard, Ltd.	270,578	62,074
*	Poseidon Nickel, Ltd.	425,525	126,763
*	Prana Biotechnology, Ltd.	195,424	25,070
#	Premier Investments, Ltd.	192,073	1,339,742
#	Primary Health Care, Ltd.	439,979	1,796,187
#	Prime Media Group, Ltd.	1,001,480	751,555
	Probiotec, Ltd.	8,006	11,963
#	Programmed Maintenance Service, Ltd.	549,269	1,550,545
*	Quickstep Holdings, Ltd.	41,644	13,566
*	Ramelius Resources, Ltd.	147,307	67,544
#	Ramsay Health Care, Ltd.	259,021	3,304,066
*	Raptis Group, Ltd.	12,000	4,405
	RCR Tomlinson, Ltd.	1,084,108	1,196,689
#	REA Group, Ltd.	75,472	811,399
	Reckon, Ltd.	141,500	259,699

*	Red Fork Energy, Ltd.	22,020	$16,007
#	Redflex Holdings, Ltd.	377,855	609,536
#	Reece Australia, Ltd.	238,457	5,633,867
*	Regis Resources, Ltd.	124,908	118,548
#	Reject Shop, Ltd. (The)	112,300	1,660,740
*	Resolute Mining, Ltd.	1,442,710	1,314,744
*	Resource Generation, Ltd.	67,290	32,647
	Retail Food Group, Ltd.	327	780
	Reverse Corp., Ltd.	236,664	34,739
*	Rex Minerals, Ltd.	2,778	3,950
*	RHG, Ltd.	279,073	156,230
	Ridley Corp., Ltd.	1,283,068	1,340,126
#*	RiverCity Motorway Group, Ltd.	1,287,990	183,108
*	Riversdale Mining, Ltd.	692,356	5,747,052
*	Roc Oil Co., Ltd.	937,716	326,666
	Rock Building Society, Ltd.	30,257	76,344
	Ross Human Directions, Ltd.	143,511	45,890
#	Ruralco Holdings, Ltd.	88,146	226,777
#	SAI Global, Ltd.	792,219	2,889,660
*	Salinas Energy, Ltd.	637,362	64,305
#	Salmat, Ltd.	690,131	2,685,095
*	Sandfire Resources NL	70,682	234,947
	Schaffer Corp., Ltd.	33,766	189,508
	SDI, Ltd.	178,683	36,854
#	Sedgman, Ltd.	161,587	242,786
#	Seek, Ltd.	666,916	4,904,474
	Select Harvests, Ltd.	196,698	684,971
#	Servcorp, Ltd.	300,722	976,630
#	Service Stream, Ltd.	1,432,710	354,659
	Seven Network, Ltd.	330,352	2,265,555
*	Shield Mining, Ltd.	58,492	4,837
	Sigma Pharmaceuticals, Ltd.	4,862,235	2,074,751
*	Silex System, Ltd.	459,090	2,371,981
#*	Silver Lake Resources, Ltd.	166,873	191,066
*	Sino Strategic International, Ltd.	130,864	52,584
#	Sirtex Medical, Ltd.	216,786	1,182,863
	Skilled Group, Ltd.	391,751	570,029
	SMS Management & Technology, Ltd.	292,441	1,739,587
*	Southern Cross Electrical Engineering, Ltd.	16,785	20,911
	Southern Cross Media Group	1,572,128	3,122,472
	SP Ausnet, Ltd.	414,559	343,915
#	SP Telemedia, Ltd.	880,955	1,841,999
	Spark Infrastructure Group, Ltd.	2,596,492	2,867,681
*	Specialty Fashion Group, Ltd.	807,082	1,127,131
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	1,144,847	2,987,997
#*	St. Barbara, Ltd.	4,257,092	996,855
#*	Starpharma Holdings, Ltd.	551,343	348,783
	Straits Resources, Ltd.	878,069	1,158,471
*	Structural Systems, Ltd.	153,096	87,125
#*	Stuart Petroleum, Ltd.	169,387	81,630
	STW Communications Group, Ltd.	39,925	31,108
#*	Sundance Resources, Ltd.	5,993,157	851,658
	Sunland Group, Ltd.	741,191	532,952
#	Super Cheap Auto Group, Ltd.	711,023	3,491,162
*	Swick Mining Services, Ltd.	49,595	20,480
	Symex Holdings, Ltd.	355,611	156,457
*	Talent2 International, Ltd.	474,826	609,086
*	Tanami Gold NL	463,307	21,272
*	Tap Oil, Ltd.	1,308,037	1,236,739
	Tassal Group, Ltd.	583,928	840,603

	Technology One, Ltd.	1,318,149	$930,801
*	Ten Network Holdings, Ltd.	2,056,782	3,581,480
*	Terramin Australia, Ltd.	147,756	101,568
#	TFS Corp., Ltd.	1,027,886	810,098
*	Thakral Holdings Group, Ltd.	2,559,697	869,351
*	Thorn Group, Ltd.	23,042	23,649
*	Tiger Resources, Ltd.	61,258	13,440
*	TNG, Ltd.	227,823	12,545
	Tower Australia Group, Ltd.	1,159,243	2,815,049
*	Tox Free Solutions, Ltd.	342,714	836,320
	Transfield Services, Ltd.	838,077	3,101,505
	Transfield Services, Ltd. Infrastructure Fund	810,083	657,634
*	Transpacific Industries Group, Ltd.	467,975	565,404
#	Troy Resources NL	348,192	731,759
	Trust Co., Ltd.	82,756	485,823
#	UGL, Ltd.	332,576	4,584,277
	UXC, Ltd.	1,063,223	496,855
*	Victoria Petroleum NL	74,027	21,744
*	View Resources, Ltd.	1,283,369	153,099
#	Village Roadshow, Ltd.	593,495	1,346,136
*	Virgin Blue Holdings, Ltd.	5,081,560	3,283,550
*	Voyager Resources, Ltd.	19,640	307
*	Warrnambool Cheese & Butter Factory Co. Holdings, Ltd.	400	1,553
#	Watpac, Ltd.	651,624	860,227
*	Wattyl, Ltd.	433,037	369,131
#	WDS, Ltd.	375,342	263,425
#	Webjet, Ltd.	373,212	862,393
*	Webster, Ltd.	158,276	60,996
#	West Australian Newspapers Holdings, Ltd.	728,122	5,293,531
#*	Western Areas NL	529,359	2,637,411
#*	White Energy Co., Ltd.	147,547	348,715
	Whitehaven Coal, Ltd.	394,788	1,860,451
#	WHK Group, Ltd.	1,202,433	1,207,718
#	Wide Bay Australia, Ltd.	72,719	695,785
	Willmott Forests, Ltd.	17,224	5,849
#*	Windimurra Vanadium, Ltd.	537,429	83,839
	Wotif.com Holdings, Ltd.	498,257	3,310,875

TOTAL AUSTRALIA			426,165,540

HONG KONG — (20.8%)
#	AAC Acoustic Technologies Holdings, Inc	1,668,000	2,784,816
*	ABC Communications (Holdings), Ltd.	648,000	182,405
	Aeon Credit Service (Asia) Co., Ltd.	580,000	492,970
	Aeon Stores Hong Kong Co., Ltd.	234,000	405,957
	Alco Holdings, Ltd.	1,468,000	521,341
	Allan International Holdings, Ltd.	592,000	190,360
	Allied Group, Ltd.	683,200	1,961,460
#*	Allied Properties, Ltd.	10,810,000	2,253,443
*	Amax Holdings, Ltd.	1,650,000	30,799
*	Apac Resources, Ltd.	6,240,000	457,768
*	APT Satellite Holdings, Ltd.	850,000	366,433
*	Artel Solutions Group Holdings, Ltd.	7,790,000	659,802
#*	Artini China Co., Ltd.	1,855,000	219,411
	Arts Optical International Holdings, Ltd.	730,000	351,228
	Asia Commercial Holdings, Ltd.	131,040	10,672
	Asia Financial Holdings, Ltd.	2,546,908	993,616
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,399,362
*	Asia Standard Hotel Group, Ltd.	13,095,018	859,232
	Asia Standard International Group, Ltd.	14,555,281	2,711,860
*	Asia TeleMedia, Ltd.	2,832,000	36,475
*	Associated International Hotels, Ltd.	954,000	1,964,743

*	Aupu Group Holding Co., Ltd.	116,000	$20,906
	Automated Systems Holdings, Ltd.	340,000	82,224
*	Bal Holdings, Ltd.	45	1
*	Beijing Enterprises Water Group, Ltd.	7,390,000	2,726,944
*	Beijing Properties Holdings, Ltd.	5,402,000	542,813
*	Birmingham International Holdings, Ltd.	5,054,000	224,414
*	Bonjour Holdings, Ltd.	319,000	398,789
	Bossini International Holdings, Ltd.	3,871,500	288,870
*	Bright International Group, Ltd.	670,000	87,970
	Brightoil Petroleum Holdings, Ltd.	1,424,000	2,126,639
*	Burwill Holdings, Ltd.	7,148,960	643,553
#	C C Land Holdings, Ltd.	5,365,000	2,261,040
#	Cafe de Coral Holdings, Ltd.	534,000	1,252,838
*	Capital Estate, Ltd.	31,610,000	211,499
*	Capital Publications, Ltd.	20,847,170	660,116
*	CASH Financial Services Group, Ltd.	119,565	13,061
*	Celestial Asia Securities Holdings, Ltd.	343,810	77,001
	Century City International Holdings, Ltd.	4,332,600	334,297
*	Century Sunshine Group Holdings, Ltd.	2,490,000	121,786
	Champion Technology Holdings, Ltd.	1,584,000	53,003
	Chen Hsong Holdings, Ltd.	272,000	101,516
*	Cheuk Nang (Holdings), Ltd.	84,000	30,782
	Chevalier International Holdings, Ltd.	733,482	650,732
	Chevalier Pacific Holdings, Ltd.	4,152,500	315,546
*	Chia Tai Enterprises International, Ltd.	6,800,000	236,173
*	China Best Group Holding, Ltd.	3,721,400	119,669
*	China Digicontent Co., Ltd.	2,710,000	3,490
*	China Electronics Corp. Holdings Co., Ltd.	2,640,250	458,743
*	China Energy Development Holdings, Ltd.	7,086,000	665,459
*	China Flavors & Fragrances Co., Ltd.	56,000	16,221
*	China Glass Holdings, Ltd.	114,000	36,648
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	148,779
*	China Infrastructure Investment, Ltd.	6,280,000	201,400
*	China Investments Holdings, Ltd.	210,000	5,602
*	China LotSynergy Holdings, Ltd.	3,217,032	138,614
	China Metal International Holdings, Ltd.	2,582,000	678,022
	China Motion Telecom International, Ltd.	5,080,000	110,480
	China Motor Bus Co., Inc.	70,200	533,493
*	China Pipe Group, Ltd.	100,000	772
*	China Precious Metal Resources Holdings Co., Ltd.	2,068,000	611,877
*	China Properties Investment Holdings, Ltd.	880,000	9,978
#*	China Public Procurement, Ltd.	5,352,000	682,064
*	China Renji Medical Group, Ltd.	12,784,000	113,458
*	China Seven Star Shopping, Ltd.	5,740,000	136,658
*	China Solar Energy Holdings, Ltd.	10,480,000	249,060
*	China Sonangol Resources Enterprise, Ltd.	46,000	22,019
*	China Strategic Holdings, Ltd.	7,005,000	512,976
*	China Sunshine Paper Holdings Co., Ltd.	131,500	50,190
*	China Taisan Technology Group Holdings, Ltd.	346,000	45,638
*	China Timber Resources Group, Ltd.	13,400,000	232,772
	China Ting Group Holdings, Ltd.	348,000	64,014
*	China WindPower Group, Ltd.	10,650,000	1,232,726
*	China Yunnan Tin Minerals Group, Ltd.	8,800,000	218,362
	China Zirconium, Ltd.	2,736,000	144,659
*	Chinasoft International, Ltd.	950,000	133,122
*	ChinaVision Media Group, Ltd.	2,080,000	128,237
*	Chinese People Holdings Co., Ltd.	5,264,000	243,595
	Chinney Investments, Ltd.	1,144,000	171,581
#	Chong Hing Bank, Ltd.	954,000	1,763,709
	Chow Sang Sang Holdings, Ltd.	1,227,680	1,690,545
	Chu Kong Shipping Development, Ltd.	1,722,000	438,544

*	Chuang’s China Investments, Ltd.	1,359,000	$113,501
	Chuang’s Consortium International, Ltd.	3,588,786	387,877
*	Chun Wo Development Holdings, Ltd.	2,002,926	187,963
#	Citic 1616 Holdings, Ltd.	2,731,000	917,151
*	City e-Solutions, Ltd.	186,000	21,779
	City Telecom, Ltd.	1,506,751	1,205,051
*	CK Life Sciences International Holdings, Inc.	8,220,000	528,924
*	Climax International Co., Ltd.	40,700	131
*	CNNC International, Ltd.	805,000	712,360
*	CNT Group, Ltd.	8,675,264	368,653
*	COL Capital, Ltd.	2,725,840	444,975
	Computer & Technologies Holdings, Ltd.	432,000	103,902
	Continental Holdings, Ltd.	260,825	147,940
	Convenience Retail Asia, Ltd.	64,000	15,170
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	162,183
	Cross-Harbour Holdings, Ltd.	591,520	525,350
#	CSI Properties, Ltd.	18,239,625	478,609
*	Dah Chong Hong Holdings, Ltd.	1,924,000	1,281,779
#*	Dah Sing Banking Group, Ltd.	1,018,400	1,391,096
*	Dah Sing Financial Holdings, Ltd.	294,000	1,605,839
*	Daisho Microline Holdings, Ltd.	752,000	58,931
*	Dan Form Holdings Co., Ltd.	3,153,260	418,186
	Daphne International Holdings, Ltd.	2,632,000	2,562,074
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	395,921
*	DBA Telecommunication Asia Holdings, Ltd.	488,000	54,622
	Dickson Concepts International, Ltd.	825,000	494,394
*	Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	13,456
	DVN Holdings, Ltd.	2,183,000	193,776
*	Dynamic Energy Holdings, Ltd.	1,520,000	64,553
*	Dynamic Global Holdings, Ltd.	3,522,000	110,624
	Dynamic Holdings, Ltd.	374,000	85,680
	Eagle Nice (International) Holdings, Ltd.	438,000	192,784
	EcoGreen Fine Chemical Group, Ltd.	1,112,000	284,818
*	Eforce Holdings, Ltd.	5,402,000	135,838
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	E-Kong Group, Ltd.	620,000	36,677
	Emperor Capital Group, Ltd.	749,672	46,738
	Emperor Entertainment Hotel, Ltd.	2,410,000	365,818
	Emperor International Holdings, Ltd.	3,808,360	838,057
*	Emperor Watch & Jewellery, Ltd.	1,060,000	72,313
*	ENM Holdings, Ltd.	15,448,000	2,303,248
*	EPI (Holdings), Ltd.	12,520,000	249,721
*	eSun Holdings, Ltd.	302,000	40,001
*	EVA Precision Industrial Holdings, Ltd.	800,000	257,044
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	423,325
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	336,281
#	Far East Consortium International, Ltd.	3,973,766	1,175,016
#*	Far East Golden Resources Group, Ltd.	9,744,000	476,113
*	Far East Technology International, Ltd.	179,520	18,494
*	First Natural Foods Holdings, Ltd.	2,365,000	—
*	Fong’s Industries Co., Ltd.	194,000	83,094
*	Foundation Group, Ltd.	2,350,000	42,033
	Four Seas Food Investment Holdings, Ltd.	202,184	34,390
	Four Seas Mercantile Holdings, Ltd.	592,000	194,358
*	Frasers Property China, Ltd.	16,477,000	476,307
#	Fubon Bank Hong Kong, Ltd.	1,336,000	580,550
*	Fujian Holdings, Ltd.	117,800	9,982
	Fujikon Industrial Holdings, Ltd.	912,000	187,766
*	Galaxy Entertainment Group, Ltd.	3,235,121	1,488,383
	Get Nice Holdings, Ltd.	10,550,000	705,268

#	Giordano International, Ltd.	6,824,000	$2,721,141
*	Global Green Tech Group, Ltd.	4,316,000	199,737
*	Global Sweeteners Holdings, Ltd.	1,506,000	370,229
*	Global Tech (Holdings), Ltd.	5,612,000	43,993
	Glorious Sun Enterprises, Ltd.	2,700,000	961,833
	Gold Peak Industries (Holdings), Ltd.	3,176,642	502,260
#*	Golden Resorts Group, Ltd.	9,446,000	583,086
	Golden Resources Development International, Ltd.	2,848,500	212,603
*	Goldin Financial Holdings, Ltd.	480,000	61,101
#*	Goldin Properties Holdings, Ltd.	1,876,000	844,794
	Golik Holdings, Ltd.	250,500	15,127
#*	Good Fellow Resources Holdings, Ltd.	1,390,000	161,313
*	GR Vietnam Holdings, Ltd.	620,000	12,375
*	Grande Holdings, Ltd.	882,000	90,656
	Great Eagle Holdings, Ltd.	750,499	2,094,580
*	G-Resources Group, Ltd.	28,746,000	1,828,330
*	Group Sense International, Ltd.	2,448,000	84,836
	Guangnan Holdings, Ltd.	1,779,600	347,601
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hannstar Board International Holdings, Ltd.	1,018,000	323,327
*	Hans Energy Co., Ltd.	7,556,000	418,161
	Harbour Centre Development, Ltd.	889,500	761,756
*	Henderson Investment, Ltd.	2,889,000	260,299
*	Heng Tai Consumables Group, Ltd.	123,100	12,516
	High Fashion International, Ltd.	268,000	74,116
#	HKR International, Ltd.	2,412,736	1,002,085
	Hon Kwok Land Investment Co., Ltd.	156,000	54,397
*	Hong Fok Land, Ltd.	1,210,000	1,558
	Hong Kong & Shanghai Hotels, Ltd.	292,176	450,372
#	Hong Kong Catering Management, Ltd.	542,796	142,663
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	739,550
#	Hong Kong Resources Holdings Co., Ltd.	2,996,000	485,509
*	Hongkong Chinese, Ltd.	4,482,000	449,127
	Hop Fung Group Holdings, Ltd.	888,000	177,935
	Hsin Chong Construction Group, Ltd.	1,569,658	221,972
#	Huafeng Group Holdings, Ltd.	7,141,325	808,440
	Hung Hing Printing Group, Ltd.	608,000	183,717
*	Huscoke Resources Holdings, Ltd.	5,818,000	434,120
	Hutchison Harbour Ring, Ltd.	9,204,000	971,823
#*	Hutchison Telecommunications International, Ltd.	4,239,000	1,160,263
*	HyComm Wireless, Ltd.	47,090	9,337
*	I.T., Ltd.	2,734,000	478,358
*	I-Cable Communications, Ltd.	531,000	90,890
*	IDT International, Ltd.	6,240,183	228,755
	Integrated Distribution Services Group, Ltd.	759,000	1,416,053
*	IPE Group, Ltd.	1,425,000	133,789
*	ITC Corp., Ltd.	893,645	56,305
*	ITC Properties Group, Ltd.	3,792,747	947,142
*	Jackin International Holdings, Ltd.	2,208,000	184,512
*	Jinhui Holdings Co., Ltd.	176,000	65,206
*	Jiuzhou Development Co., Ltd.	2,632,000	328,287
*	JLF Investment Co., Ltd.	2,363,500	200,562
*	Johnson Electric Holdings, Ltd.	4,319,500	2,856,153
*	Joyce Boutique Holdings, Ltd.	1,530,000	40,191
*	Junefield Department Store Group, Ltd.	384,000	12,844
	K Wah International Holdings, Ltd.	2,788,405	1,039,336
	Kantone Holdings, Ltd.	10,351,685	247,899
*	Karl Thomson Holdings, Ltd.	1,188,000	144,929
	Karrie International Holdings, Ltd.	1,383,600	99,581
	Keck Seng Investments (Hong Kong), Ltd.	904,600	501,321
*	Kee Shing Holdings, Ltd.	886,000	102,530

	Kin Yat Holdings, Ltd.	586,000	$198,609
	King Fook Holdings, Ltd.	880,000	96,309
*	King Pacific International Holdings, Ltd.	1,404,200	22,064
*	King Stone Energy Group, Ltd.	17,400,000	539,732
	Kingmaker Footwear Holdings, Ltd.	1,476,955	203,182
*	Kith Holdings, Ltd.	204,000	56,193
*	Kiu Hung Energy Holdings, Ltd.	4,290,000	185,071
*	Ko Yo Ecological Agrotech Group, Ltd.	11,240,000	318,219
*	Kong Sun Holdings, Ltd.	109,900	9,602
	Kowloon Development Co., Ltd.	1,574,000	1,989,933
*	KPI Co., Ltd.	954,000	50,330
	KTP Holdings, Ltd.	560,400	63,660
	Kwoon Chung Bus Holdings, Ltd.	556,000	94,193
*	Lai Sun Development Co., Ltd.	75,023,800	1,273,772
	Lam Soon Hong Kong, Ltd.	302,310	260,789
	Le Saunda Holdings, Ltd.	1,424,000	336,844
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,975
	Lee & Man Holdings, Ltd.	1,780,000	1,229,599
	Lerado Group Holding Co., Ltd.	1,602,000	247,586
*	LeRoi Holdings, Ltd.	11,002,362	353,716
*	Lijun International Pharmaceutical Holding, Ltd.	3,980,000	922,071
	Lippo, Ltd.	1,195,700	431,704
	Liu Chong Hing Investment, Ltd.	755,200	750,065
*	Longrun Tea Group Co., Ltd.	1,120,000	110,018
*	Loudong General Nice Resources China Holdings, Ltd.	35,708	6,022
	Luen Thai Holdings, Ltd.	1,345,000	153,993
	Luk Fook Holdings (International), Ltd.	1,192,000	1,199,368
#	Luks Industrial Group, Ltd.	302,913	150,792
*	Lung Cheong International Holdings, Ltd.	4,756,000	275,602
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	824,496
*	Magnificent Estates, Ltd.	12,744,000	304,869
	Mainland Headwear Holdings, Ltd.	765,600	96,403
	Man Yue International Holdings, Ltd.	1,084,000	277,461
	Matrix Holdings, Ltd.	1,067,414	183,047
*	Mei Ah Entertainment Group, Ltd.	8,660,000	246,854
	Melbourne Enterprises, Ltd.	45,500	468,860
#*	Melco International Development, Ltd.	2,228,000	996,901
*	Midas International Holdings, Ltd.	2,752,000	88,486
#	Midland Holdings, Ltd.	3,068,000	3,349,990
*	Ming Fung Jewellery Group, Ltd.	590,000	60,046
#	Miramar Hotel & Investment Co., Ltd.	772,000	824,271
	Nanyang Holdings, Ltd.	137,500	230,185
	National Electronics Holdings, Ltd.	2,156,000	149,784
#	Natural Beauty Bio-Technology, Ltd.	4,470,000	788,581
	Neo-Neon Holdings, Ltd.	1,227,500	862,124
	New Century Group Hong Kong, Ltd.	13,351,464	297,645
*	New Focus Auto Tech Holdings, Ltd.	60,000	14,054
#*	New Times Energy Corp, Ltd.	11,964,000	500,442
	Neway Group Holdings, Ltd.	17,110,000	847,039
	Newocean Green Energy Holdings, Ltd.	2,138,000	330,568
*	Next Media, Ltd.	3,883,183	574,671
*	Norstar Founders Group, Ltd.	3,256,000	—
*	Omnicorp, Ltd.	224,000	57,661
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	4,024,706	508,702
*	Orient Power Holdings, Ltd.	804,000	19,468
	Oriental Watch Holdings, Ltd.	671,000	166,549
#*	Overseas Chinese Town Asia Holdings, Ltd.	594,000	390,851
#	Pacific Andes International Holdings, Ltd.	3,948,797	756,096
	Pacific Basin Shipping, Ltd.	5,741,000	4,541,974
#*	Pacific Century Premium Developments, Ltd.	4,569,000	1,698,856
#	Pacific Textile Holdings, Ltd.	1,094,000	688,687

	Paliburg Holdings, Ltd.	2,198,830	$825,623
*	Pan Asia Environmental Protection Group, Ltd.	794,000	159,644
*	Paradise Entertainment, Ltd.	396,900	10,863
	Paul Y Engineering Group, Ltd.	75,692	6,044
*	PCCW, Ltd.	12,137,000	3,611,695
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Innovation, Ltd.	358,000	79,499
*	Pegasus International Holdings, Ltd.	226,000	38,998
#*	PetroAsian Energy Holdings, Ltd.	6,172,000	1,047,679
#*	Phoenix Satellite Television Holdings, Ltd.	1,672,000	421,400
	Pico Far East Holdings, Ltd.	3,670,000	666,402
*	PME Group, Ltd.	2,760,000	133,098
	Pokfulam Development Co., Ltd.	234,000	217,388
*	Pokphand (C.P.) Co., Ltd.	5,970,000	444,816
*	Polyard Petroleum International Group, Ltd.	234,000	7,304
#	Polytec Asset Holdings, Ltd.	3,298,526	648,920
*	Premium Land, Ltd.	4,950,000	120,586
#	Public Financial Holdings, Ltd.	1,848,000	958,134
*	PYI Corp., Ltd.	3,148,000	143,730
*	Pyxis Group, Ltd.	1,936,000	52,300
*	QPL International Holdings, Ltd.	1,354,000	90,615
	Quality Healthcare Asia, Ltd.	478,995	248,609
	Raymond Industrial, Ltd.	1,491,400	169,123
	Regal Hotels International Holdings, Ltd.	2,253,800	898,638
*	Rising Development Holdings, Ltd.	2,278,000	653,681
	Rivera Holdings, Ltd.	5,710,000	297,821
	Road King Infrastructure, Ltd.	775,000	638,083
	Roadshow Holdings, Ltd.	1,456,000	136,852
	Royale Furniture Holdings, Ltd.	24,000	4,622
	S.A.S. Dragon Holdings, Ltd.	1,440,000	278,932
#	Sa Sa International Holdings, Ltd.	2,064,000	1,599,225
	Safety Godown Co., Ltd.	408,000	227,629
	Samson Paper Holdings, Ltd.	666,000	70,286
*	San Miguel Brewery Hong Kong, Ltd.	612,800	99,941
*	Sanyuan Group, Ltd.	415,000	8,018
	Sea Holdings, Ltd.	1,138,000	566,422
*	SEEC Media Group, Ltd.	2,550,000	62,060
*	Sewco International Holdings, Ltd.	1,140,000	162,783
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	933,702
#	Shenyin Wanguo, Ltd.	1,212,500	622,722
*	Shenzhen High-Tech Holdings, Ltd.	472,000	27,029
*	Shougang Concord Century Holdings, Ltd.	3,916,000	503,937
*	Shougang Concord Grand Group, Ltd.	2,451,000	195,234
*	Shougang Concord Technology Holdings, Ltd.	4,107,809	295,771
#	Shui On Construction & Materials, Ltd.	568,000	855,799
*	Shun Ho Resources Holdings, Ltd.	483,000	58,459
*	Shun Ho Technology Holdings, Ltd.	1,037,452	115,556
#	Shun Tak Holdings, Ltd.	2,188,000	1,408,887
	Sing Tao News Corp., Ltd.	1,842,000	239,650
*	Singamas Container Holdings, Ltd.	4,342,000	781,620
*	Sino Gas Group, Ltd.	2,610,000	154,390
*	Sinocan Holdings, Ltd.	350,000	1,758
*	Sino-Tech International Holdings, Ltd.	8,520,000	591,786
*	Sinotel Technologies, Ltd.	374,000	134,720
*	Skyfame Realty Holdings, Ltd.	2,737,750	186,883
	Smartone Telecommunications Holdings, Ltd.	1,272,500	1,300,790
*	SMI Publishing Group, Ltd.	250,511	484
	Solomon Systech International, Ltd.	4,186,000	414,791
	South China (China), Ltd.	5,620,000	448,230
	South China Financial Holdings, Ltd.	4,872,000	76,517
	Southeast Asia Properties & Finance, Ltd.	289,892	72,812

*	Star Cruises, Ltd.	59,000	$12,241
*	Starlight International Holdings, Ltd.	1,903,792	114,959
#	Stella International Holdings, Ltd.	468,074	956,681
	Styland Holdings, Ltd.	101,991	325
*	Success Universe Group, Ltd.	5,560,000	264,641
	Sun Hing Vision Group Holdings, Ltd.	358,000	152,646
#	Sun Hung Kai & Co., Ltd.	547,000	427,391
*	Sun Innovation Holdings, Ltd.	4,910,000	115,746
*	Sunway International Holdings, Ltd.	866,000	24,538
*	Superb Summit International Timber Co., Ltd.	2,401,600	92,603
*	Sustainable Forest Holdings, Ltd.	3,585,000	387,067
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	128,186
	Synergis Holdings, Ltd.	350,033	52,702
#*	Tack Fat Group International, Ltd.	4,448,000	229,153
	Tack Hsin Holdings, Ltd.	536,000	146,785
	Tai Cheung Holdings, Ltd.	1,799,000	1,048,423
	Tai Fook Securities Group, Ltd.	1,141,899	990,747
	Tai Sang Land Development, Ltd.	576,984	230,087
	Tak Sing Alliance Holdings, Ltd.	2,485,865	374,172
	Tan Chong International, Ltd.	1,212,000	265,457
*	TCC International Holdings, Ltd.	1,713,789	727,682
*	Technology Venture Holdings, Ltd.	788,600	170,502
#	Techtronic Industries Co., Ltd.	3,563,500	2,887,303
*	Television Broadcasts, Ltd.	180,000	866,741
*	Termbray Industries International (Holdings), Ltd.	2,304,900	338,303
	Tern Properties Co., Ltd.	61,200	26,016
	Texhong Textile Group, Ltd.	1,930,000	543,878
#	Texwinca Holdings, Ltd.	1,976,000	2,177,454
*	Tian Teck Land, Ltd.	1,076,000	858,849
*	Titan Petrochemicals Group, Ltd.	10,060,000	763,196
*	Tom Group, Ltd.	652,000	64,640
#*	Tomorrow International Holdings, Ltd.	3,471,420	212,155
	Tongda Group Holdings, Ltd.	6,530,000	301,878
	Top Form International, Ltd.	2,760,000	209,204
*	Topsearch International (Holdings), Ltd.	3,860,000	198,826
	Transport International Holdings, Ltd.	281,600	982,682
	Tristate Holdings, Ltd.	188,000	43,388
*	TSC Offshore Group, Ltd.	590,000	174,547
	Tungtex (Holdings) Co., Ltd.	910,000	196,986
	Tysan Holdings, Ltd.	1,040,773	166,204
*	United Laboratories, Ltd. (The)	950,000	817,621
*	United Power Investment, Ltd.	5,968,000	195,956
*	U-Right International Holdings, Ltd.	4,746,000	8,558
	USI Holdings, Ltd.	1,937,331	597,969
*	Value Convergence Holdings, Ltd.	72,000	18,262
#*	Value Partners Group, Ltd.	1,015,000	781,173
	Van Shung Chong Holdings, Ltd.	2,205,335	255,498
*	Vantage International Holdings, Ltd.	2,292,000	191,604
#	Varitronix International, Ltd.	877,293	265,257
	Vedan International (Holdings), Ltd.	3,144,000	371,420
	Veeko International Holdings, Ltd.	1,532,981	38,891
	Victory City International Holdings, Ltd.	2,759,185	685,210
*	Vision Tech International Holdings, Ltd.	3,000,000	172,036
*	Vision Values Holdings, Ltd.	28,140	14,516
*	Vital Biotech Holdings, Ltd.	470,000	12,036
#	Vitasoy International Holdings, Ltd.	3,457,000	2,716,196
*	Vongroup, Ltd.	10,865,000	244,570
	VST Holdings, Ltd.	1,908,000	544,515
#	Vtech Holdings, Ltd.	120,000	1,301,857
	Wah Ha Realty Co., Ltd.	278,600	90,386
*	Wah Nam International Holdings, Ltd.	760,000	138,061

*	Wai Kee Holdings, Ltd.	8,176,738	$1,958,481
*	Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	76,164
	Wang On Group, Ltd.	42,175	1,034
*	Warderly International Holdings, Ltd.	520,000	32,147
*	Water Oasis Group, Ltd.	1,148,000	252,820
	Wheelock Properties, Ltd.	1,820,000	1,161,130
*	Win Hanverky Holdings, Ltd.	1,210,000	191,418
#*	Winfoong International, Ltd.	1,331,000	37,183
	Wing On Co. International, Ltd.	785,000	1,139,970
	Winteam Pharmaceutical Group, Ltd.	2,950,000	421,589
	Wong’s International (Holdings), Ltd.	737,641	99,647
*	Wong’s Kong King International (Holdings), Ltd.	120,000	11,449
	Xinyi Glass Holding Co., Ltd.	2,212,000	2,014,682
	Y. T. Realty Group, Ltd.	865,000	177,075
	Yangtzekiang Garment, Ltd.	607,500	123,664
	Yau Lee Holdings, Ltd.	534,000	87,997
	YGM Trading, Ltd.	284,000	276,203
*	Yueshou Environmental Holdings, Ltd.	510,800	10,510
*	Yugang International, Ltd.	96,156,000	1,162,625
*	Yunnan Enterprises Holdings, Ltd.	240,000	24,342
*	ZZNode Technologies Co., Ltd.	696,000	131,529

TOTAL HONG KONG			194,575,298

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	3,955
*	Rekapacific Berhad	473,000	—
*	Samling Global, Ltd. Berhad	1,270,000	145,349

TOTAL MALAYSIA			149,304

NEW ZEALAND — (5.1%)
	Abano Healthcare Group, Ltd.	35,022	131,792
*	AFFCO Holdings, Ltd.	1,806,887	504,566
	Air New Zealand, Ltd.	1,365,460	1,231,006
	Auckland International Airport, Ltd.	1,290,307	1,776,336
	Cavalier Corp., Ltd.	283,674	543,597
*	CDL Investments (New Zealand), Ltd.	395,965	76,479
	Colonial Motor Co., Ltd.	148,846	232,446
	Ebos Group, Ltd.	161,966	748,724
*	Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,295,945
	Fisher & Paykel Healthcare Corp., Ltd.	2,409,822	5,610,028
#	Freightways, Ltd.	733,361	1,644,740
#	Hallenstein Glassons Holdings, Ltd.	242,461	583,627
*	Hellaby Holdings, Ltd.	241,363	276,119
	Horizon Energy Distribution, Ltd.	40,420	98,770
	Infratil, Ltd.	2,058,468	2,514,248
	Mainfreight, Ltd.	378,330	1,702,555
	Methven, Ltd.	70,490	78,310
	Michael Hill International, Ltd.	1,534,152	762,091
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	482,730
	New Zealand Exchange, Ltd.	285,516	389,297
	New Zealand Oil & Gas, Ltd.	1,729,680	1,903,421
#	New Zealand Refining Co., Ltd.	600,961	1,703,908
	Northland Port Corp. (New Zealand), Ltd.	219,997	265,737
#	Nuplex Industries, Ltd.	932,647	2,335,676
*	Pike River Coal, Ltd.	186,615	121,887
	Port of Tauranga, Ltd.	528,512	2,626,659
*	ProvencoCadmus, Ltd.	524,201	—
#	Pumpkin Patch, Ltd.	606,913	938,923
#*	Pyne Gould Guinness, Ltd.	1,576,514	649,252
*	Rakon, Ltd.	52,061	36,568
	Restaurant Brand (New Zealand), Ltd.	369,175	529,550

*	Richina Pacific, Ltd.	274,180	$70,115
*	Rubicon, Ltd.	1,113,829	744,533
#	Ryman Healthcare, Ltd.	1,770,849	2,602,598
	Sanford, Ltd.	406,528	1,319,049
	Scott Technology, Ltd.	25,932	22,093
*	Seafresh Fisheries, Ltd.	80,520	1,602
	Skellerup Holdings, Ltd.	252,287	105,693
	Sky City Entertainment Group, Ltd.	2,535,089	5,792,745
	Sky Network Television, Ltd.	349,607	1,325,271
	South Port (New Zealand), Ltd.	30,744	62,241
#	Steel & Tube Holdings, Ltd.	394,859	729,031
*	Tenon, Ltd.	19,132	12,221
*	Tourism Holdings, Ltd.	274,867	179,355
	Tower, Ltd.	782,696	1,100,123
	TrustPower, Ltd.	9,620	49,464
	Vector, Ltd.	348,331	524,728
	Warehouse Group, Ltd.	494,919	1,317,445

TOTAL NEW ZEALAND			47,753,294

SINGAPORE — (11.4%)
*	Abterra, Ltd.	270,000	11,597
*	Addvalue Technologies, Ltd.	1,043,000	22,378
	Advanced Holdings, Ltd.	691,000	150,472
	Allgreen Properties, Ltd.	2,604,000	2,209,255
	Aqua-Terra Supply Co., Ltd.	641,000	169,183
	Armstrong Industrial Corp., Ltd.	1,340,000	305,426
#*	Asia Environment Holdings, Ltd.	528,793	84,878
*	Asia Food & Properties, Ltd.	1,360,000	494,088
*	Asia-Pacific Strategic Investments, Ltd.	1,410	141
#	ASL Marine Holdings, Ltd.	497,000	317,494
	A-Sonic Aerospace, Ltd.	626,996	31,242
*	Ausgroup, Ltd.	192,000	80,096
*	Baker Technology, Ltd.	266,000	62,768
*	Ban Joo & Co., Ltd.	1,466,000	41,585
#*	Banyan Tree Holdings, Ltd.	513,000	272,850
	Best World International, Ltd.	307,500	84,593
*	Beyonics Technology, Ltd.	6,999,300	1,150,296
*	BH Global Marine, Ltd.	20,000	4,646
	Bonvests Holdings, Ltd.	990,000	679,635
*	Breadtalk Group, Ltd.	124,800	61,551
#	Broadway Industrial Group, Ltd.	461,000	313,671
	Brothers (Holdings), Ltd.	504,628	59,456
#	Bukit Sembawang Estates, Ltd.	374,003	1,253,478
	CEI Contract Manufacturing, Ltd.	432,000	38,664
#	Cerebos Pacific, Ltd.	528,000	1,392,196
	CH Offshore, Ltd.	1,393,400	650,989
*	Changjiang Fertilizer Holdings, Ltd.	515	95
	Chemical Industries (Far East), Ltd.	105,910	37,096
	China Aviation Oil Singapore Corp., Ltd.	300,000	274,140
*	China Dairy Group, Ltd.	1,502,000	214,119
#*	China Energy, Ltd.	3,110,000	421,248
	China Merchants Holdings Pacific, Ltd.	809,000	361,292
#*	China XLX Fertiliser, Ltd.	100,000	43,509
	Chip Eng Seng Corp., Ltd.	1,612,800	466,049
	Chosen Holdings, Ltd.	1,202,000	108,101
*	Chuan Hup Holdings, Ltd.	3,967,000	836,718
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,389
*	Compact Metal Industries, Ltd.	643,000	3,447
#	Cosco Corp. (Singapore), Ltd.	2,178,000	1,925,238
#	Creative Technology Co., Ltd.	257,350	924,988
	CSC Holdings, Ltd.	1,829,000	208,082

#	CSE Global, Ltd.	1,854,000	$1,311,130
	CWT, Ltd.	1,027,700	778,139
#*	Delong Holdings, Ltd.	1,287,000	551,733
*	Digiland International, Ltd.	11,763,000	42,041
*	Eagle Brand Holdings, Ltd.	14,387,000	768,757
*	Eastern Asia Technology, Ltd.	1,034,000	80,834
*	Ellipsiz, Ltd.	123,000	10,950
	Engro Corp., Ltd.	354,000	256,165
*	Enviro-Hub Holdings, Ltd.	1,445,666	93,005
	Eu Yan Sang International, Ltd.	213,000	84,406
*	Eucon Holdings, Ltd.	3,096,000	78,434
#*	Ezion Holdings, Ltd.	913,000	488,153
#	Ezra Holdings, Ltd.	1,355,000	2,279,254
	F.J. Benjamin Holdings, Ltd.	1,095,000	219,044
	Federal International (2000), Ltd.	985,500	122,899
#*	First Resources, Ltd.	1,959,000	1,621,838
	Food Empire Holdings, Ltd.	1,094,400	261,875
	Fragrance Group, Ltd.	41,000	16,840
*	Freight Links Express Holdings, Ltd.	3,893,000	139,006
*	Fu Yu Corp., Ltd.	3,955,750	283,213
#*	Gallant Venture, Ltd.	1,310,000	228,645
	GK Goh Holdings, Ltd.	1,463,000	637,314
*	Global Yellow Pages, Ltd.	299,000	33,664
#	Goodpack, Ltd.	1,091,000	1,364,366
	GP Batteries International, Ltd.	356,000	452,476
	GP Industries, Ltd.	2,872,209	1,026,936
*	Grand Banks Yachts, Ltd.	250,000	75,950
	Guocoland, Ltd.	495,500	841,939
*	Healthway Medical Corp., Ltd.	732,000	86,375
	Hersing Corp., Ltd.	1,285,000	279,842
	Hiap Seng Engineering, Ltd.	328,000	141,900
	Hi-P International, Ltd.	1,152,000	522,286
	Ho Bee Investment, Ltd.	945,000	1,212,998
#*	Hong Fok Corp., Ltd.	2,796,700	1,286,803
	Hong Leong Asia, Ltd.	604,000	1,955,627
	Hotel Grand Central, Ltd.	1,060,514	624,547
#	Hotel Properties, Ltd.	1,404,400	2,317,435
	Hour Glass, Ltd.	622,744	371,495
	HTL International Holdings, Ltd.	1,063,843	611,641
*	Huan Hsin Holdings, Ltd.	1,138,400	162,635
	HupSteel, Ltd.	1,572,875	303,273
	Hwa Hong Corp., Ltd.	2,279,000	939,677
#	Hyflux, Ltd.	1,230,000	2,984,310
	IDT Holdings, Ltd.	693,000	218,039
	IFS Capital, Ltd.	382,800	158,729
#*	Indofood Agri Resources, Ltd.	651,000	1,040,040
*	Informatics Education, Ltd.	1,339,000	42,745
#	InnoTek, Ltd.	613,000	233,996
*	Intraco, Ltd.	608,500	150,879
	IPC Corp., Ltd.	761,000	73,464
	Isetan (Singapore), Ltd.	122,500	287,674
*	Jadason Enterprises, Ltd.	728,000	46,746
*	Jasper Investments, Ltd.	90,680	6,809
#	Jaya Holdings, Ltd.	1,530,000	731,515
*	Jiutian Chemical Group, Ltd.	577,000	57,634
*	JK Yaming International Holdings, Ltd.	907,000	256,096
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	39,810
	K1 Ventures, Ltd.	3,349,500	406,907
#	Keppel Telecommunications & Transportation, Ltd.	1,511,600	1,488,533
	Khong Guan Flour Milling, Ltd.	38,000	37,030
	Kian Ann Engineering, Ltd.	1,302,000	172,475

	Kian Ho Bearings, Ltd.	781,500	$94,128
	Kim Eng Holdings, Ltd.	1,308,620	1,887,335
	Koh Brothers Group, Ltd.	1,312,000	229,445
#	KS Energy Services, Ltd.	498,000	462,291
	Lafe Corp., Ltd.	1,234,800	66,019
*	LanTroVision (S), Ltd.	5,028,750	98,853
	LC Development, Ltd.	2,041,254	276,394
	Lee Kim Tah Holdings, Ltd.	1,600,000	571,457
	Lion Asiapac, Ltd.	473,000	156,838
	Low Keng Huat Singapore, Ltd.	1,834,000	602,067
	Lum Chang Holdings, Ltd.	1,042,030	219,959
*	Manhattan Resources, Ltd.	668,000	261,766
*	Manufacturing Integration Technology, Ltd.	302,000	30,211
*	Marco Polo Marine, Ltd.	73,000	22,863
*	Mediaring.Com, Ltd.	3,161,500	517,582
	Memtech International, Ltd.	1,322,000	113,566
	Metro Holdings, Ltd.	1,675,160	986,014
#	Midas Holdings, Ltd.	1,530,000	1,125,182
*	Mirach Energy, Ltd.	460,000	31,126
	Miyoshi Precision, Ltd.	353,500	39,112
	MobileOne, Ltd.	1,794,000	2,667,106
*	Multi-Chem, Ltd.	1,263,000	135,423
	Nera Telecommunications, Ltd.	1,125,000	297,222
	New Toyo International Holdings, Ltd.	1,015,000	177,184
	NSL, Ltd.	414,000	428,933
#*	Oceanus Group, Ltd.	1,282,000	319,965
*	Orchard Parade Holdings, Ltd.	956,022	750,444
#*	Osim International, Ltd.	964,000	612,457
	Ossia International, Ltd.	643,554	59,542
*	Overseas Union Enterprise, Ltd.	86,000	680,198
	Pan Pacific Hotels Group, Ltd.	1,687,500	1,894,729
	Pan-United Corp., Ltd.	2,006,000	752,622
*	Parkway Holdings, Ltd.	1,326,133	3,180,117
	PCI, Ltd.	595,000	180,881
*	Penguin International, Ltd.	400,000	39,981
	Pertama Holdings, Ltd.	459,750	118,310
	Petra Foods, Ltd.	881,000	780,151
	Popular Holdings, Ltd.	2,763,650	315,822
*	PSC Corp., Ltd.	1,823,419	365,040
	QAF, Ltd.	881,000	390,182
	Qian Hu Corp., Ltd.	674,600	67,574
#	Raffles Education Corp., Ltd.	3,843,781	1,001,537
*	Raffles Medical Group, Ltd.	307,000	350,737
	Rotary Engineering, Ltd.	1,108,600	837,925
	San Teh, Ltd.	1,006,087	208,797
	SBS Transit, Ltd.	953,500	1,212,708
*	SC Global Developments, Ltd.	42,000	54,587
*	Seroja Investments, Ltd.	17,768	6,524
	Sim Lian Group, Ltd.	1,380,000	477,284
*	Sing Holdings, Ltd.	36,666	10,457
	Sing Investments & Finance, Ltd.	198,450	215,664
*	Singapore Airport Terminal Services, Ltd.	117,000	221,472
	Singapore Land, Ltd.	148,000	719,781
	Singapore Post, Ltd.	3,567,900	2,675,122
	Singapore Reinsurance Corp., Ltd.	1,514,530	286,749
	Singapore Shipping Corp., Ltd.	1,689,000	342,934
	Singapura Finance, Ltd.	174,062	186,832
	Sinwa, Ltd.	259,000	68,358
	SMB United, Ltd.	1,224,000	271,193
	SMRT Corp., Ltd.	1,421,000	2,072,602
*	Soilbuild Group Holdings, Ltd.	72,000	75,088

#*	Sound Global, Ltd.	1,378,000	$928,668
	SSH Corp., Ltd.	1,307,000	252,252
	Stamford Land Corp., Ltd.	2,803,000	1,021,807
	Straco Corp., Ltd.	130,000	11,384
	Straits Asia Resources, Ltd.	1,380,000	2,125,721
*	Sunningdale Tech, Ltd.	2,420,000	259,216
*	Sunright, Ltd.	48,000	5,833
*	Super Coffeemix Manufacturing, Ltd.	261,000	137,843
	Superbowl Holdings, Ltd.	522,000	76,183
	Superior Multi-Packaging, Ltd.	455,500	37,444
#*	Swiber Holdings, Ltd.	801,000	600,064
#	Tat Hong Holdings, Ltd.	1,054,800	654,847
*	Thakral Corp., Ltd.	6,028,000	323,478
*	Thomson Medical Centre, Ltd.	22,000	11,161
	Tiong Woon Corp. Holding, Ltd.	924,000	339,625
#*	Transcu Group, Ltd.	1,885,000	154,164
	Trek 2000 International, Ltd.	984,000	175,795
*	TT International, Ltd.	480	12
	UMS Holdings, Ltd.	841,000	131,891
#	United Engineers, Ltd.	577,666	943,758
*	United Envirotech, Ltd.	352,000	74,093
	United Industrial Corp., Ltd.	441,000	649,066
	United Overseas Insurance, Ltd.	188,250	435,623
*	United Pulp & Paper Co., Ltd.	281,000	31,031
	UOB-Kay Hian Holdings, Ltd.	1,478,400	1,785,086
	UOL Group, Ltd.	774,000	2,154,503
	Venture Corp., Ltd.	590,000	3,672,612
	Vicom, Ltd.	120,000	210,524
	WBL Corp., Ltd.	600,000	2,103,705
#	Wheelock Properties, Ltd.	1,207,000	1,627,791
	Wing Tai Holdings, Ltd.	1,619,000	2,090,651
	Xpress Holdings, Ltd.	3,079,000	164,713
	YHI International, Ltd.	1,174,000	217,654
*	Yoma Strategic Holdings, Ltd.	132,000	7,997
	Yongnam Holdings, Ltd.	1,970,000	379,437

TOTAL SINGAPORE			106,268,184

TOTAL COMMON STOCKS			774,911,620

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#	Village Roadshow, Ltd. Series A	334,417	755,182

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Adamus Resources, Ltd. Rights 04/13/10	179,134	6,575
*	Apex Minerals NL Warrants 11/09/12	189,579	1,218
*	Ausdrill, Ltd. Rights 04/29/10	69,486	7,014
#*	Catalpa Resources, Ltd. Rights 04/16/10	2,761	557
*	Havilah Resources NL Warrants 04/30/10	2,017	19
*	Kings Minerals NL Rights 04/30/10	326,839	11,997
*	Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	4,221

TOTAL AUSTRALIA			31,601

HONG KONG — (0.0%)
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	145,132
*	Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Lippo, Ltd. Warrants 07/04/11	82,470	1,413
*	Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	—
*	Polyard Petroleum International Group, Ltd. Rights 03/30/10	468,000	603
*	South China (China), Ltd. Rights 09/06/10	1,124,000	36,192

TOTAL HONG KONG			183,340

SINGAPORE — (0.0%)
* Goodpack, Ltd. Warrants 11/30/12	218,200	$163,773
* Qian Hu Corp., Ltd. Rights 09/19/10	104,100	8,744

TOTAL SINGAPORE		172,517

TOTAL RIGHTS/WARRANTS		387,458

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/10 (Collateralized by $19,145,000 FNMA 6.00%, 10/01/38, valued at $13,036,502) to be repurchased at $13,249,070	$13,249	13,249,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@ DFA Short Term Investment Fund	146,583,847	146,583,847
@ Repurchase Agreement, Deutsche Bank Securities 0.03%, 04/01/10 (various corporate obligations, ranging in par value from $13,895,658 to $30,000,000, rates ranging from 5.280%(r) to 5.963%(r), maturities ranging from 02/01/36 to 01/01/38, valued at $167,830) to be repurchased at $165,284	$165	165,284

TOTAL SECURITIES LENDING COLLATERAL		146,749,131

TOTAL INVESTMENTS — (100.0%)
(Cost $809,901,646)##		$936,052,391

Summary of inputs used to value the Series’ investments as of March 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,602,303	$423,563,237	—	$426,165,540
Hong Kong	738,871	193,836,427	—	194,575,298
Malaysia	—	149,304	—	149,304
New Zealand	161,011	47,592,283	—	47,753,294
Singapore	869,535	105,398,649	—	106,268,184
Preferred Stocks
Australia	—	755,182	—	755,182
Rights/Warrants
Australia	12,571	19,030	—	31,601
Hong Kong	38,208	145,132	—	183,340
Singapore	172,517	—	—	172,517
Temporary Cash Investments	—	13,249,000	—	13,249,000
Securities Lending Collateral	—	146,749,131	—	146,749,131
TOTAL	$4,595,016	$931,457,375	—	$936,052,391

See accompanying Notes.

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (96.6%)
Consumer Discretionary — (20.0%)
	4imprint Group P.L.C.	96,735	$228,044
	Aegis Group P.L.C.	3,149,142	6,089,233
*	Aga Rangemaster Group P.L.C.	288,143	520,557
*	Arena Leisure P.L.C.	1,372,024	555,617
*	Barratt Developments P.L.C.	1,104,628	2,080,063
	Bellway P.L.C.	420,170	4,912,813
*	Berkeley Group Holdings P.L.C. (The)	320,225	3,958,061
	Bloomsbury Publishing P.L.C.	271,841	469,787
*	Bovis Homes Group P.L.C.	474,842	2,883,443
	Burberry Group P.L.C.	277,987	3,012,835
	Carpetright P.L.C.	167,232	2,031,182
*	Carphone Warehouse Group P.L.C.	506,951	1,227,028
	Centaur Media P.L.C.	556,967	439,818
	Chime Communications P.L.C.	210,455	572,404
*	Chrysalis Group P.L.C.	107,232	171,473
	Churchill China P.L.C.	30,000	124,531
*	Cineworld Group P.L.C.	3,286	9,348
*	Clinton Cards P.L.C.	740,506	537,912
*	Cosalt P.L.C.	648,218	66,126
	Daily Mail & General Trust P.L.C. Series A	636,483	4,806,090
#*	Debenhams P.L.C.	2,383,809	2,733,531
	Dignity P.L.C.	250,732	2,360,257
	Domino’s Pizza UK & IRL P.L.C.	28,654	146,926
*	DSG International P.L.C.	10,089,373	5,355,108
	Dunelm Group P.L.C.	38,882	218,582
*	Dunelm Group P.L.C. Redemption Shares	38,882	12,686
	eaga P.L.C.	140,286	305,727
*	Enterprise Inns P.L.C.	627,886	1,140,811
	Euromoney Institutional Investor P.L.C.	305,085	2,405,835
#*	Findel P.L.C.	1,283,962	496,639
*	Forminster P.L.C.	43,333	2,466
*	French Connection Group P.L.C.	373,475	276,911
	Fuller Smith & Turner P.L.C.	129,026	1,108,218
	Future P.L.C.	1,324,863	383,724
*	Galiform P.L.C.	521,046	611,780
	Game Group P.L.C.	1,441,697	2,153,294
*	Games Workshop Group P.L.C.	101,889	571,274
*	GKN P.L.C.	2,192,497	4,585,001
	Greene King P.L.C.	716,652	4,881,388
	Halfords Group P.L.C.	752,842	5,397,448
	Haynes Publishing Group P.L.C.	14,703	57,591
	Headlam Group P.L.C.	330,383	1,349,921
	Henry Boot P.L.C.	426,786	596,972
#	HMV Group P.L.C.	1,545,882	1,985,107
	Holidaybreak P.L.C.	206,890	860,624
*	Hornby P.L.C.	154,220	294,704
	Huntsworth P.L.C.	795,153	855,457
*	Inchcape P.L.C.	8,805,581	3,938,815
	Informa P.L.C.	1,449,124	8,517,004
*	ITV P.L.C.	4,062,806	3,747,452
*	J.D. Wetherspoon P.L.C.	437,012	3,363,776
	JD Sports Fashion P.L.C.	120,013	1,186,123
*	JJB Sports P.L.C.	1,351,785	477,259
*	John Menzies P.L.C.	244,534	1,269,768
*	Johnston Press P.L.C.	233,414	102,566
	Kesa Electricals P.L.C.	1,982,633	3,821,025
	Ladbrokes P.L.C.	1,188,699	2,850,882

	Laura Ashley Holdings P.L.C.	2,800,394	$552,447
*	Lookers P.L.C.	1,037,969	910,261
*	Luminar Group Holdings P.L.C.	347,909	231,617
#*	Manganese Bronze Holdings P.L.C.	68,818	84,192
	Marston’s P.L.C.	1,367,965	1,903,969
*	Mecom Group P.L.C.	1,047	3,015
	Millennium & Copthorne Hotels P.L.C.	609,888	4,494,647
*	Mitchells & Butlers P.L.C.	284,973	1,373,092
	Mothercare P.L.C.	324,479	2,956,084
	N Brown Group P.L.C.	828,543	2,752,079
	Pace P.L.C.	772,437	2,248,013
*	PartyGaming P.L.C.	313,201	1,521,880
*	Pendragon P.L.C.	2,285,154	805,147
*	Persimmon P.L.C.	693,362	4,908,232
#	Pinewood Shepperton P.L.C.	182,105	413,920
*	Punch Taverns P.L.C.	591,433	716,961
*	Rank Group P.L.C.	915,711	1,604,808
*	Redrow P.L.C.	626,857	1,350,802
	Restaurant Group P.L.C.	732,507	2,586,398
	Rightmove P.L.C.	261,219	2,675,826
	Smiths News P.L.C.	674,129	1,152,648
*	Sportech P.L.C.	329,794	255,767
	Sports Direct International P.L.C.	456,794	744,237
	St. Ives Group P.L.C.	436,379	396,832
*	Stylo P.L.C.	64,096	4,620
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	4,792,351	2,739,609
	Ted Baker P.L.C.	149,926	1,176,911
	Thomas Cook Group P.L.C.	423,142	1,733,418
*	Topps Tiles P.L.C.	726,666	600,515
*	Trinity Mirror P.L.C.	99,842	225,212
	United Business Media P.L.C.	864,643	7,202,572
	UTV Media P.L.C.	217,432	405,554
	Vitec Group P.L.C. (The)	160,303	985,873
*	Wagon P.L.C.	237,979	4,514
	WH Smith P.L.C.	588,205	4,337,707
	Whitbread P.L.C.	137,647	3,081,524
	William Hill P.L.C.	1,342,849	4,312,418
	Wilmington Group P.L.C.	346,234	688,433
*	Yell Group P.L.C.	2,764,932	1,719,830
Total Consumer Discretionary			170,980,601

Consumer Staples — (4.2%)
	A.G. Barr P.L.C.	128,572	1,858,398
	Anglo-Eastern Plantations P.L.C.	108,153	779,527
	Britvic P.L.C.	621,890	4,371,827
	Cranswick P.L.C.	174,592	2,132,516
#	Dairy Crest Group P.L.C.	520,119	2,929,226
	Devro P.L.C.	605,749	1,479,564
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	371,068	2,741,163
	McBride P.L.C.	776,269	2,683,716
	Northern Foods P.L.C.	1,842,840	1,624,921
*	Premier Foods P.L.C.	4,876,073	2,349,228
	PZ Cussons P.L.C.	1,298,024	5,357,770
	R.E.A. Holdings P.L.C.	49,233	384,245
	Robert Wiseman Dairies P.L.C.	221,312	1,662,485
	Tate & Lyle P.L.C.	652,864	4,497,695
	Thorntons P.L.C.	313,060	554,526
*	Uniq P.L.C.	416,368	131,862
	Young & Co.’s Brewery P.L.C.	40,000	239,765

	Young & Co.’s Brewery P.L.C. Series A	20,936	$161,468
Total Consumer Staples			35,939,902

Energy — (4.7%)
	Anglo Pacific Group P.L.C.	426,647	1,570,191
*	Dana Petroleum P.L.C.	333,328	6,081,588
*	Fortune Oil P.L.C.	5,889,851	670,780
*	Hardy Oil & Gas P.L.C.	49,802	160,149
*	Heritage Oil P.L.C.	323,168	2,749,900
	Hunting P.L.C.	439,386	4,109,058
#	James Fisher & Sons P.L.C.	170,822	1,119,996
	JKX Oil & Gas P.L.C.	431,945	1,851,251
	John Wood Group P.L.C.	872,904	4,813,371
*	Lamprell P.L.C.	100,437	369,199
	Melrose Resources P.L.C.	336,039	1,530,379
*	Premier Oil P.L.C.	335,099	6,282,114
*	Salamander Energy P.L.C.	287,546	1,157,044
*	Soco International P.L.C.	223,095	5,601,457
*	UK Coal P.L.C.	889,073	677,563
	Wellstream Holdings P.L.C.	125,733	1,247,459
Total Energy			39,991,499

Financials — (12.4%)
	Aberdeen Asset Management P.L.C.	2,558,118	5,046,916
	Amlin P.L.C.	1,045,545	6,147,931
	Arbuthnot Banking Group P.L.C.	67,329	440,647
	Ashmore Group P.L.C.	419,900	1,681,108
*	BCB Holdings, Ltd.	5,979	9,091
	Beazley P.L.C.	1,047,415	1,723,696
	BlueBay Asset Management P.L.C.	154,645	846,738
	Brewin Dolphin Holdings P.L.C.	870,024	1,916,916
	Brit Insurance Holdings NV	322,309	3,672,938
*	Capital & Regional P.L.C.	814,788	436,714
	Catlin Group, Ltd.	977,375	5,344,459
	Charles Stanley Group P.L.C.	123,753	446,946
	Charles Taylor Consulting P.L.C.	139,215	460,167
*	Chaucer Holdings P.L.C.	57,208	42,513
	Chesnara P.L.C.	200,658	713,390
	Close Brothers Group P.L.C.	481,680	5,665,402
	Collins Stewart P.L.C.	114,358	152,710
	Daejan Holdings P.L.C.	36,156	1,285,504
	Development Securities P.L.C.	322,788	1,333,361
*	DTZ Holdings P.L.C.	224,770	247,689
	Evolution Group P.L.C.	1,028,900	1,967,640
	F&C Asset Management P.L.C.	572,530	540,019
*	Full Circle Future, Ltd.	135,600	—
	Hansard Global P.L.C.	4,765	12,813
	Hardy Underwriting Group P.L.C.	153,854	678,422
	Hargreaves Lansdown P.L.C.	451,151	2,239,093
	Helical Bar P.L.C.	373,868	1,917,794
#	Henderson Group P.L.C.	2,936,019	6,276,281
	Hiscox, Ltd.	1,517,006	7,707,939
	IG Group Holdings P.L.C.	1,241,907	7,580,260
*	Industrial & Commercial Holdings P.L.C.	5,000	114
	Intermediate Capital Group P.L.C.	684,809	2,823,435
	International Personal Finance P.L.C.	930,623	3,394,819
*	IP Group P.L.C.	250,011	159,134
	Jardine Lloyd Thompson Group P.L.C.	603,449	5,086,600
*	Lancashire Holdings, Ltd.	54,802	405,086
	Liontrust Asset Management P.L.C.	129,935	198,518
*	London Stock Exchange Group P.L.C.	98,298	1,059,927

*	LSL Property Services P.L.C.	134,125	$616,948
*	MWB Group Holdings P.L.C.	379,622	240,207
	Novae Group P.L.C.	234,907	1,053,936
	Park Group P.L.C.	166,600	46,705
	Provident Financial P.L.C.	461,410	6,066,759
*	Puma Brandenburg, Ltd. (B61F3J5)	1,193,004	26,909
*	Puma Brandenburg, Ltd. (B62NCQ8)	1,193,004	26,909
*	Quintain Estates & Development P.L.C.	318,342	274,631
	Rathbone Brothers P.L.C.	159,131	2,114,603
	Rensburg Sheppards P.L.C.	168,448	2,197,106
*	Resolution, Ltd.	565,765	704,423
*	Rutland Trust P.L.C.	85,288	86,714
	S&U P.L.C.	21,140	172,788
	Savills P.L.C.	501,321	2,650,753
*	Shellproof, Ltd.	1,156	561
*	Shore Capital Group, Ltd.	1,193,004	624,581
	St. James’s Place P.L.C.	718,698	2,841,138
*	St. Modwen Properties P.L.C.	591,267	1,738,630
	Tullett Prebon P.L.C.	757,461	4,015,140
*	Unite Group P.L.C.	192,038	752,717
Total Financials			105,914,888

Health Care — (2.9%)
#*	Alizyme P.L.C.	660,805	40,111
*	Antisoma P.L.C.	2,024,536	229,911
*	Ark Therapeutics Group P.L.C.	638,344	106,724
*	Assura Group, Ltd.	48,153	33,516
*	Axis-Shield P.L.C.	223,338	1,390,440
#	Biocompatibles International P.L.C.	147,081	535,233
	Bioquell P.L.C.	90,893	228,317
*	BTG P.L.C.	730,460	1,977,070
#	Care UK P.L.C.	199,792	1,354,714
	Consort Medical P.L.C.	116,271	635,597
	Corin Group P.L.C.	126,637	119,292
	Dechra Pharmaceuticals P.L.C.	201,204	1,267,348
	Genus P.L.C.	157,057	1,626,672
	Hikma Pharmaceuticals P.L.C.	430,418	4,126,478
	Nestor Healthcare Group P.L.C.	443,850	369,060
*	Oxford Biomedica P.L.C.	2,123,042	312,413
*	Prostrakan Group P.L.C.	38,359	49,848
*	Renovo Group P.L.C.	95,255	35,485
*	SkyePharma P.L.C.	55,765	39,827
*	Southern Cross Healthcare, Ltd. P.L.C.	195,059	268,790
	SSL International P.L.C.	753,239	9,297,569
	Synergy Health P.L.C.	28,214	257,409
*	Vectura Group P.L.C.	1,085,207	774,127
*	William Ransom & Son P.L.C.	30,000	3,617
Total Health Care			25,079,568

Industrials — (32.7%)
*	AEA Technology P.L.C.	539,970	174,473
	Aggreko P.L.C.	611,546	11,049,437
	Air Partner P.L.C.	37,086	192,669
	Alumasc Group P.L.C.	124,366	179,031
	Arriva P.L.C.	655,941	7,293,549
	Ashtead Group P.L.C.	1,976,882	2,843,529
	Atkins WS P.L.C.	425,663	4,008,797
*	Autologic Holdings P.L.C.	96,590	30,781
*	Avis Europe P.L.C.	197,823	96,836
#	Babcock International Group P.L.C.	811,461	7,418,895
	Balfour Beatty P.L.C.	987,558	4,386,155

	BBA Aviation P.L.C.	1,221,985	$3,607,341
	Bodycote P.L.C.	722,295	2,301,541
	Braemar Shipping Services P.L.C.	81,108	548,361
#	Brammer P.L.C.	185,266	369,363
#*	British Airways P.L.C.	92,560	342,306
	BSS Group P.L.C.	489,152	2,113,123
	Camellia P.L.C.	2,437	264,902
	Carillion P.L.C.	1,523,518	7,551,304
	Carr’s Milling Industries P.L.C.	35,330	241,303
	Castings P.L.C.	162,757	487,504
	Charter International P.L.C.	614,873	7,003,570
	Chemring Group P.L.C.	128,869	6,481,057
	Chloride Group P.L.C.	1,025,093	3,263,622
	Clarkson P.L.C.	64,187	847,514
	Communisis P.L.C.	561,133	153,916
	Connaught P.L.C.	319,006	1,197,072
*	Cookson Group P.L.C.	590,828	4,898,270
#	Costain Group P.L.C.	1,269,584	462,035
*	Danka Business Systems P.L.C.	1,029,605	31,717
	Davis Service Group P.L.C.	670,430	4,297,867
	De la Rue P.L.C.	387,017	5,439,889
	Dewhurst P.L.C.	9,000	31,958
*	easyJet P.L.C.	548,462	3,823,530
	Eleco P.L.C.	80,000	35,160
	Fenner P.L.C.	671,987	2,168,935
	Firstgroup P.L.C.	770,076	4,194,083
	Forth Ports P.L.C.	175,092	3,689,779
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	143,430	695,843
	Go-Ahead Group P.L.C.	164,629	3,496,350
#	Hampson Industries P.L.C.	591,932	543,148
	Hays P.L.C.	4,680,905	7,710,242
*	Helphire P.L.C.	1,050,597	869,620
	Hogg Robinson Group P.L.C.	103,893	49,776
	Homeserve P.L.C.	220,105	5,978,998
	Hyder Consulting P.L.C.	168,297	635,433
	IMI P.L.C.	1,191,221	11,936,365
*	Impellam Group P.L.C.	35,258	33,795
	Interserve P.L.C.	498,625	1,640,606
	Intertek Group P.L.C.	539,854	11,946,221
	Invensys P.L.C.	472,034	2,438,005
	ITE Group P.L.C.	1,009,264	2,196,464
	J. Smart & Co. (Contractors) P.L.C.	22,500	151,118
	Keller Group P.L.C.	262,639	2,695,996
	Kier Group P.L.C.	137,718	2,297,650
	Latchways P.L.C.	41,288	424,189
	Lavendon Group P.L.C.	460,763	533,663
	Lincat Group P.L.C.	14,452	113,732
*	Low & Bonar P.L.C.	763,541	369,584
	Management Consulting Group P.L.C.	1,026,246	327,507
*	Mears Group P.L.C.	33,654	142,820
	Meggitt P.L.C.	1,630,199	7,575,769
	Melrose P.L.C.	1,121,380	3,744,885
	Michael Page International P.L.C.	1,235,568	7,498,960
	Mitie Group P.L.C.	1,208,230	4,196,077
*	MJ Gleeson Group P.L.C.	195,875	396,346
	Morgan Crucible Co. P.L.C.	1,144,879	3,542,584
	Morgan Sindall P.L.C.	161,485	1,338,724
	Mouchel Group P.L.C.	469,006	1,287,007
	MS International P.L.C.	50,000	157,974
	National Express Group P.L.C.	627,639	2,176,616

*	Northgate P.L.C.	313,860	$888,038
	PayPoint P.L.C.	87,805	466,159
	PV Crystalox Solar P.L.C.	597,857	436,153
	Qinetiq P.L.C.	2,172,472	4,419,794
	Regus P.L.C.	3,178,152	5,382,703
*	Rentokil Initial P.L.C.	2,130,507	4,226,408
	Ricardo P.L.C.	217,815	992,914
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,322,255
	ROK P.L.C.	723,316	440,572
	RPS Group P.L.C.	788,615	2,451,295
	Scott Wilson Group P.L.C.	83,704	112,892
	Senior P.L.C.	1,671,692	2,802,868
	Severfield-Rowen P.L.C.	351,952	1,050,964
	Shanks Group P.L.C.	1,642,693	2,518,327
*	SIG P.L.C.	1,366,866	2,357,603
	Speedy Hire P.L.C.	178,122	81,767
	Spice P.L.C.	4,494	2,046
	Spirax-Sarco Engineering P.L.C.	301,608	6,420,119
	Stagecoach Group P.L.C.	1,033,588	2,871,076
	Sthree P.L.C.	299,337	1,544,493
#	T. Clarke P.L.C.	148,717	372,721
	Tarsus Group P.L.C.	212,372	385,876
	Tomkins P.L.C.	3,282,427	11,756,926
*	Travis Perkins P.L.C.	482,448	6,001,947
	Tribal Group P.L.C.	132,810	156,287
*	Trifast P.L.C.	359,985	126,747
	UK Mail Group P.L.C.	198,089	969,171
	Ultra Electronics Holdings P.L.C.	267,145	6,093,353
	Umeco P.L.C.	196,406	1,075,624
#*	Volex Group P.L.C.	229,354	381,601
	Vp P.L.C.	167,463	463,266
#	VT Group P.L.C.	677,021	7,702,068
	Weir Group P.L.C. (The)	479,090	6,793,130
	Wincanton P.L.C.	479,763	1,467,374
	WSP Group P.L.C.	262,651	1,160,512
	XP Power, Ltd.	73,546	478,703
Total Industrials			278,836,993

Information Technology — (13.2%)
	Acal P.L.C.	104,729	252,838
	Alphameric P.L.C.	127,141	49,046
#*	Alterian P.L.C.	179,139	408,418
	Anite P.L.C.	1,166,924	576,760
	ARM Holdings P.L.C.	4,777,637	17,124,948
	Aveva Group P.L.C.	274,171	4,939,756
	Computacenter P.L.C.	423,790	1,977,159
*	CSR P.L.C.	380,954	2,649,194
	Dialight P.L.C.	111,362	412,927
*	Dicom Group P.L.C.	317,667	1,090,127
	Dimension Data Holdings P.L.C.	5,151,402	7,127,967
	Diploma P.L.C.	455,202	1,371,997
	Domino Printing Sciences P.L.C.	455,803	2,681,485
*	E2V Technologies P.L.C.	247,588	148,437
	Electrocomponents P.L.C.	1,576,293	5,265,942
	Fidessa Group P.L.C.	129,875	2,606,613
*	Gresham Computing P.L.C.	204,631	51,815
	Halma P.L.C.	1,461,044	5,602,342
*	Imagination Technologies Group P.L.C.	882,944	3,260,972
*	Innovation Group P.L.C.	2,836,273	513,143
	Intec Telecom Systems P.L.C.	1,128,823	991,077

	Kewill P.L.C.	368,863	$545,832
	Laird P.L.C.	719,642	1,343,783
	Logica P.L.C.	3,167,765	6,561,949
	Micro Focus International P.L.C.	452,097	3,441,420
*	Misys P.L.C.	1,833,430	6,745,985
*	Morse P.L.C.	367,208	203,403
	Oxford Instruments P.L.C.	193,856	787,973
	Phoenix IT Group, Ltd. P.L.C.	197,369	782,648
	Premier Farnell P.L.C.	1,379,926	4,722,787
	Psion P.L.C.	499,513	599,189
#*	Raymarine P.L.C.	249,080	15,356
	Renishaw P.L.C.	180,171	1,785,456
	RM P.L.C.	363,499	956,196
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	348,025	7,415,480
*	Scipher P.L.C.	34,563	—
*	SDL P.L.C.	316,996	2,344,824
	Spectris P.L.C.	490,382	6,165,539
	Spirent Communications P.L.C.	2,461,978	4,625,024
*	Telecity Group P.L.C.	25,779	165,611
*	TT electronics P.L.C.	595,193	906,728
	Vislink P.L.C.	588,460	224,754
*	Wolfson Microelectronics P.L.C.	481,057	1,110,283
	Xaar P.L.C.	220,887	360,273
	Xchanging P.L.C.	541,322	1,593,947
Total Information Technology			112,507,403

Materials — (4.7%)
	British Polythene Industries P.L.C.	102,332	392,520
	Carclo P.L.C.	214,230	461,122
	Croda International P.L.C.	484,717	6,896,504
	Delta P.L.C.	591,338	1,704,119
	DS Smith P.L.C.	1,591,931	3,255,562
	Elementis P.L.C.	1,858,096	1,609,568
	Ferrexpo P.L.C.	196,151	1,117,627
	Filtrona P.L.C.	704,266	2,328,906
*	Gem Diamonds, Ltd.	353,895	1,331,383
	Hill & Smith Holdings P.L.C.	275,101	1,435,492
	Hochschild Mining P.L.C.	223,726	958,250
*	Inveresk P.L.C.	125,000	3,130
	Marshalls P.L.C.	658,597	887,858
	Mondi P.L.C.	943,611	6,624,985
	Petropavlovsk P.L.C.	192,431	3,473,704
	Porvair P.L.C.	146,460	136,347
	RPC Group P.L.C.	383,195	1,514,394
	Victrex P.L.C.	321,880	4,298,532
*	Yule Catto & Co. P.L.C.	505,169	1,360,594
	Zotefoams P.L.C.	96,852	158,597
Total Materials			39,949,194

Telecommunication Services — (0.9%)
*	COLT Telecom Group SA	1,213,428	2,340,864
	Kcom Group P.L.C.	2,504,455	1,863,431
*	TalkTalk Telecom Group P.L.C.	1,013,905	1,984,791
	Telecom Plus P.L.C.	254,695	1,146,196
Total Telecommunication Services			7,335,282

Utilities — (0.9%)
	Dee Valley Group P.L.C.	12,109	162,752
	Drax Group P.L.C.	81,042	459,896

Northumbrian Water Group P.L.C.	846,645	$3,638,450
Pennon Group P.L.C.	427,467	3,394,007
Total Utilities		7,655,105

TOTAL COMMON STOCKS		824,190,435

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—
	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/10 (Collateralized by $5,090,000 FHLMC 4.00%, 12/15/38, valued at $5,299,963) to be repurchased at $5,218,028	$5,218	5,218,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.8%)
§@ DFA Short Term Investment Fund	21,279,781	21,279,781
@ Repurchase Agreement, Nomura Securities 0.05%, 04/01/10 (Collateralized by various corporate obligations, ranging in par value from $17,507,988 to $28,000,000, rates ranging from 4.500% to 5.000%, maturities ranging from 06/01/38 to 06/01/39, valued at $2,273,118) to be repurchased at $2,238,639	$2,239	2,238,637

TOTAL SECURITIES LENDING COLLATERAL		23,518,418

TOTAL INVESTMENTS — (100.0%)
(Cost $867,252,500)##		$852,926,853

Summary of inputs used to value the Series’ investments as of March 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,779,475	$169,201,126	—	$170,980,601
Consumer Staples	239,765	35,700,137	—	35,939,902
Energy	—	39,991,499	—	39,991,499
Financials	625,142	105,289,746	—	105,914,888
Health Care	—	25,079,568	—	25,079,568
Industrials	62,739	278,774,254	—	278,836,993
Information Technology	—	112,507,403	—	112,507,403
Materials	—	39,949,194	—	39,949,194
Telecommunication Services	1,984,791	5,350,491	—	7,335,282
Utilities	—	7,655,105	—	7,655,105
Temporary Cash Investments	—	5,218,000	—	5,218,000
Securities Lending Collateral	—	23,518,418	—	23,518,418
Total	$4,691,912	$848,234,941	—	$852,926,853

See accompanying Notes.

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (82.1%)
AUSTRIA — (2.5%)
	Agrana Beteiligungs AG	16,245	$1,563,695
#	Andritz AG	116,739	6,891,942
#*	A-TEC Industries AG	21,828	291,383
	Austria Email AG	715	5,783
*	Austriamicrosystems AG	12,095	374,967
	BKS Bank AG	3,120	75,769
*	BWIN Interactive Entertainment AG	79,165	4,654,255
	BWT AG	27,601	748,638
#*	CA Immobilien Anlagen AG	130,641	1,580,502
*	CAT Oil AG	3,982	38,892
	Constantia Packaging AG	18,095	957,714
*	Conwert Immobilien Invest AG	48,984	608,091
*	EAG-Beteiligungs AG	1,650	12,033
	EVN AG	36,696	636,388
	Flughafen Wien AG	39,948	1,981,482
*	Frauenthal Holding AG	12,084	117,823
*	Intercell AG	104,732	3,040,937
	Josef Manner & Co. AG	870	54,758
*	Kapsch TrafficCom AG	2,364	80,393
	Lenzing AG	4,701	1,868,854
#	Mayr-Melnhof Karton AG	31,265	2,952,440
	Oberbank AG	37,973	2,200,071
	Oesterreichischen Post AG	98,332	2,863,875
#	Palfinger AG	45,976	1,041,150
#*	RHI AG	93,231	3,204,870
	Rosenbauer International AG	11,816	490,188
*	S&T System Integration & Technology Distribution AG	6,404	86,510
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,694,775
*	Semperit AG Holding	2,343	91,439
*	Sparkassen Immobilien AG	58,185	387,755
	Strabag SE	95,319	2,411,142
	UBM Realitaetenentwicklung AG	1,440	55,431
#	Uniqa Versicherungen AG	199,741	2,883,143
	Voestalpine AG	65,130	2,625,962
*	Warimpex Finanz und Beteiligungs AG	5,570	16,129
#*	Wienerberger AG	142,991	2,776,771
*	Wolford AG	11,165	231,396
#*	Zumtobel AG	76,175	1,529,645

TOTAL AUSTRIA			53,126,991

BELGIUM — (3.6%)
*	Ablynx NV	5,024	51,652
	Ackermans & van Haaren NV	81,854	5,978,775
*	Agfa-Gevaert NV	368,855	2,846,029
	Banque Nationale de Belgique SA	952	5,256,043
*	Barco NV	53,143	2,385,894
	Bekaert SA	56,385	10,121,206
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	232,988
	Compagnie d’Entreprises CFE	40,394	2,241,124
*	Compagnie du Bois Sauvage SA	87	13
#*	Compagnie Immobiliere de Belgique SA	10,535	445,405
#	Compagnie Maritime Belge SA	61,365	1,956,650
#*	Deceuninck NV	247,412	571,172
*	Devgen NV	5,638	77,044
	D’Ieteren SA	12,852	6,499,461
	Duvel Moorgat SA	8,799	692,681

#	Econocom Group SA	65,485	$912,281
#	Elia System Operator SA NV	112,383	4,226,762
	Euronav SA	86,554	1,913,204
	EVS Broadcast Equipment SA	13,059	741,286
	Exmar NV	127,551	1,035,183
	Floridienne SA	2,033	279,743
*	Galapagos NV	13,991	211,661
*	Gimv NV	1,830	98,653
	Hamon & Compagnie International SA	2,825	117,482
	Henex SA	7,487	421,654
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	351,518
#*	International Brachtherapy SA	35,773	164,384
	Ion Beam Applications SA	67,020	689,362
	Jensen-Group NV	12,030	128,737
	Kinepolis Group NV	5,063	277,160
#	Lotus Bakeries NV	1,361	684,899
*	Melexis NV	88,696	924,949
*	Nyrstar NV	140,979	2,086,867
	Omega Pharma SA	82,044	4,079,240
*	Option NV	38,430	34,526
*	Picanol NV	16,620	82,203
*	RealDolmen NV	6,066	140,944
	Recticel SA	52,387	551,638
*	Resilux NV	4,095	301,744
#	Rosier SA	655	252,102
*	Roularta Media Group NV	3,556	87,800
	SAPEC SA (4775951)	3,531	304,792
*	SAPEC SA (5389544)	75	263
#	Sioen Industries NV	52,140	328,999
	Sipef NV	24,100	1,523,111
*	Spector Photo Group SA	11,235	11,482
*	Systemat-Datarelay SA	26,232	212,859
*	Telenet Group Holding NV	148,890	4,495,092
	Ter Beke NV	2,281	164,304
	Tessenderlo Chemie NV	90,268	3,022,630
*	ThromboGenics NV	19,898	442,105
*	TiGenix NV	22,164	81,135
	Umicore SA	143,678	5,011,945
	Van De Velde NV	27,539	1,234,134
*	VPK Packaging Group SA	12,084	439,833

TOTAL BELGIUM			77,424,803

DENMARK — (2.3%)
*	Aarhus Lokalbank A.S.	8,030	82,972
*	Aktieselskabet Roskilde Bank A.S.	32,685	2,076
*	Aktieselskabet Skjern Bank A.S.	3,276	89,297
#	Alk-Abello A.S.	14,179	1,115,278
*	Alm. Brand A.S.	27,560	473,489
*	Amagerbanken A.S.	64,790	377,093
	Ambu A.S	22,100	529,393
	Arkil Holdings A.S. Series B	780	101,895
#	Auriga Industries A.S. Series B	46,057	869,702
#*	Bang & Olufsen Holdings A.S.	91,461	1,102,165
#*	Bavarian Nordic A.S.	25,764	1,067,382
#*	BoConcept Holding A.S.	5,650	204,333
*	Brodrene Hartmann A.S. Series B	11,730	228,949
*	Brondbyernes IF Fodbold A.S. Series B	15,450	83,045
	D/S Norden A.S.	52,060	2,259,264
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	106,442
*	Dantherm Holding A.S.	13,100	48,757
*	DFDS A.S.	11,236	814,389

*	DiBa Bank A.S.	2,300	$23,318
*	Djursland Bank A.S.	8,970	244,233
#	East Asiatic Co., Ltd. A.S.	52,687	1,643,993
	F.E. Bording A.S.	600	53,694
*	Fionia Holding A.S.	17,880	—
	Fluegger A.S. Series B	4,198	319,756
*	Genmab A.S.	36,687	462,078
*	GN Store Nord A.S.	517,039	3,092,718
*	GPV Industi A.S.	2,200	11,974
#*	Greentech Energy Systems A.S.	73,819	255,860
*	Gronlandsbanken A.S.	768	60,043
#*	H&H International A.S. Series B	17,280	215,646
	Harboes Bryggeri A.S.	10,250	211,427
	Hojgaard Holding A.S. Series B	2,750	122,014
*	IC Companys A.S.	33,305	1,395,331
*	Incentive A.S.	3,575	11,999
	Jeudan A.S. (4301077)	3,239	263,569
*	Jeudan A.S. (B64ZV32)	1,253	99,343
*	Jyske Bank A.S.	86,253	3,057,835
*	Lan & Spar Bank A.S.	5,150	270,566
*	Lastas A.S. Series B	11,200	70,533
*	Lollands Bank A.S.	750	27,678
*	Maconomy Corp. A.S.	7,833	16,672
#*	Mols-Linien A.S.	27,490	274,779
#*	NeuroSearch A.S.	60,077	1,846,067
#*	NKT Holding A.S.	58,121	3,204,417
*	Nordjyske Bank A.S.	17,600	369,208
*	Norresundby Bank A.S.	7,350	235,741
*	Ostjydsk Bank A.S.	2,554	190,826
#*	Parken Sport & Entertainment A.S.	8,234	171,137
*	Parken Sport & Entertainment A.S. I-10 Shares	24,702	510,909
	Per Aarsleff A.S. Series B	5,975	535,211
*	Ringkjoebing Landbobank A.S.	14,890	1,656,613
	Roblon A.S. Series B	540	59,264
*	Rockwool International A.S.	6,487	695,640
#*	Royal Unibrew A.S.	24,930	877,076
*	Salling Bank A.S.	910	60,587
*	Sanistal A.S. Series B	4,051	56,993
	Satair A.S.	8,525	352,791
	Schouw & Co. A.S.	70,768	1,639,958
	SimCorp A.S.	16,263	3,009,549
*	Sjaelso Gruppen A.S.	29,228	48,840
*	Skako Industries A.S.	5,130	39,228
	Solar Holdings A.S. Series B	7,467	523,889
	Sondagsavisen A.S.	36,665	275,993
*	Spar Nord Bank A.S.	115,369	1,212,250
*	Sparbank A.S.	10,930	211,888
*	Sparekassen Faaborg A.S.	1,972	315,460
*	Sydbank A.S.	158,528	4,241,618
	Thrane & Thrane A.S.	9,883	307,916
	Tivoli A.S.	969	567,619
*	TK Development A.S.	91,681	515,579
*	Topdanmark A.S.	13,043	1,698,234
*	TopoTarget A.S.	300,362	269,304
#	Torm A.S.	69,423	715,711
*	Vestfyns Bank A.S.	680	69,655
*	Vestjysk Bank A.S.	24,162	363,636

TOTAL DENMARK			48,609,787

FINLAND — (6.8%)
#	Ahlstrom Oyj	4,420	71,206

#*	Aldata Solutions Oyj	194,535	$189,197
#	Alma Media Oyj	277,852	2,735,100
*	Amanda Capital Oyj	67,120	157,966
#	Amer Sports Oyj Series A	307,264	3,614,540
	Aspo Oyj	68,141	735,087
	Atria P.L.C.	4,325	71,882
	Bank of Aland P.L.C.	17,663	589,671
	BasWare Oyj	34,550	785,861
*	Biotie Therapies Corp. Oyj	265,590	197,000
#	Cargotec Oyj Series B	109,737	3,170,909
*	Componenta Oyj	34,400	210,551
#	Comptel P.L.C.	324,863	381,548
#	Cramo Oyj	104,189	2,046,430
	Digia P.L.C.	55,020	384,034
*	Efore Oyj	114,965	139,838
	Elisa Oyj	276,614	5,701,225
#	Etteplan Oyj	62,600	250,702
#*	Finnair Oyj	186,376	1,095,040
*	Finnlines Oyj	124,906	1,266,893
#	Fiskars Oyj Abp Series A	181,663	3,093,828
#	F-Secure Oyj	444,369	1,506,610
*	GeoSentric Oyj	244,900	13,208
#	Glaston Oyj Abp	131,940	256,665
	HKScan Oyj Series A	72,398	971,794
#	Huhtamaki Oyj	338,637	3,690,067
	Ilkka-Yhtyma Oyj	60,256	575,363
#	KCI Konecranes Oyj	232,703	6,872,082
	Kemira Oyj	248,868	2,659,924
#	Kesko Oyj	138,078	5,434,946
	Laennen Tehtaat Oyj	18,920	435,363
#	Lassila & Tikanoja Oyj	117,954	2,464,244
	Lemminkainen Oyj	13,072	496,068
#*	Metso Corp. Oyj	206,460	6,663,432
*	M-Real Oyj Series B	3,525,955	10,111,328
	Neomarkka Oyj	16,652	167,645
#	Nokian Renkaat Oyj	325,926	8,462,732
	Nordic Aluminium Oyj	10,440	308,542
	Okmetic Oyj	54,904	253,323
	Olvi Oyj Series A	31,354	1,153,045
#	Oriola-KD Oyj Series A	26,000	171,609
#	Oriola-KD Oyj Series B	125,434	826,560
	Orion Oyj Series A	96,540	2,118,509
#	Orion Oyj Series B	253,721	5,605,712
#	Outokumpu Oyj Series A	188,979	4,152,876
#	Outotec Oyj	36,018	1,295,514
	PKC Group Oyj	48,390	690,913
#	Pohjola Bank P.L.C.	372,375	4,179,016
	Ponsse Oyj	22,814	242,369
#	Poyry Oyj	179,728	2,607,437
#	Raisio P.L.C.	462,617	1,751,225
#*	Ramirent Oyj	299,709	3,163,514
	Rapala VMC Oyj	113,258	825,178
#	Rautaruukki Oyj Series K	135,670	2,932,776
	Raute Oyj Series A	10,390	111,898
#	Ruukki Group Oyj	303,857	829,642
	Sanoma Oyj	162,312	3,594,868
	Scanfil Oyj	123,479	501,964
#*	Sponda Oyj	159,511	664,994
#	Stockmann Oyj Abp Series A	43,914	1,706,426
#	Stockmann Oyj Abp Series B	99,920	3,635,768
	Tecnomen Lifetree Oyj	2,061	2,694

	Teleste Oyj	53,559	$343,747
#	Tieto Oyj	277,638	6,426,846
#*	Tikkurila Oyj	62,217	1,279,836
	Trainers’ House P.L.C.	107,200	68,053
	Tulikivi Oyj	79,440	144,795
	Turkistuottajat Oyj	8,490	99,904
#	Uponor Oyj Series A	206,241	3,759,190
#	Vacon Oyj	42,777	1,733,257
#	Vaisala Oyj Series A	39,132	1,175,242
	Viking Line Abp	10,400	492,452
#	Wartsila Corp. Oyj Series B	41,988	2,126,114
#	Yit Oyj	206,080	4,762,167

TOTAL FINLAND			143,407,954

FRANCE — (10.8%)
	Akka Technologies SA	6,655	119,209
	Ales Groupe SA	32,239	496,681
*	ALTEN SA	60,626	1,704,949
#*	Altran Technologies SA	343,804	1,854,262
	April Group SA	70,725	2,425,235
	Arkema SA	199,362	7,373,871
	Assystem SA	52,519	792,002
#*	Atari SA	8,567	48,450
#*	Atos Origin SA	143,571	7,211,282
	Aubay SA	10,285	64,751
	Audika SA	21,251	755,947
*	Baccarat SA	1,090	220,833
	Banque Tarneaud SA	1,430	225,803
*	Beneteau SA	172,729	3,152,604
#	Bigben Interactive	8,718	93,613
	bioMerieux SA	5,557	637,734
	Boiron SA	27,525	1,171,560
	Boizel Chanoine Champagne SA	6,006	389,085
#	Bonduelle SA	12,784	1,429,158
*	Bongrain SA	14,661	1,069,798
#	Bourbon SA	155,756	6,721,727
*	Bull SA	289,386	1,335,590
	Burelle SA	3,894	512,412
*	Cafom SA	5,092	78,826
	Canal Plus SA	258,807	2,051,793
#	Carbone Lorraine SA	56,403	2,048,024
#	CBo Territoria	28,320	185,693
#*	Cegedim SA	16,591	1,271,361
*	Club Mediterranee SA	60,303	1,106,117
*	Compagnie Generale de Geophysique-Veritas SA	219,970	6,228,226
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	94,536
*	CS Communication & Systemes SA	7,938	75,112
	Damartex SA	21,101	513,008
	Delachaux SA	26,973	1,460,344
#	Derichebourg SA	509,863	2,366,658
*	Dynaction SA	14,655	156,492
	EDF Energies Nouvelles SA	14,082	673,821
	Electricite de Strasbourg SA	22,427	3,784,648
	Esso S.A.F.	8,945	1,144,698
#	Establissements Maurel et Prom SA	305,061	4,961,881
	Euler Hermes SA	36,906	2,747,287
#*	Euro Disney SCA	48,370	288,912
	Exel Industries SA	10,525	381,404
#*	Faurecia SA	76,758	1,536,709
	Fimalac SA	29,963	1,491,065
#	Fleury Michon SA	4,694	240,991

*	Gascogne SA	6,907	$344,691
	Gaumont SA	14,184	1,054,216
#*	GECI International SA	59,392	244,170
*	Gemalto NV	149,247	6,465,909
	Gevelot SA	3,584	112,782
	GFI Informatique SA	122,870	502,471
#	Gifi SA	7,360	508,777
	Ginger Groupe Ingenierie Europe SA	10,523	254,684
	GL Events SA	7,882	210,886
#	GPE Groupe Pizzorno SA	5,200	137,712
	Groupe Crit SA	24,255	606,232
	Groupe Eurotunnel SA	186,644	1,901,516
#*	Groupe Flo SA	29,358	166,838
*	Groupe Go Sport SA	2,740	70,243
#*	Groupe Gorge SA	18,510	161,814
	Groupe Guillin SA	1,200	111,622
#	Groupe Open SA	27,590	241,818
	Groupe Steria SCA	66,183	2,049,920
	Guerbet SA	5,824	706,774
	Guyenne et Gascogne SA	25,024	2,333,383
#	Haulotte Group SA	55,825	503,714
	Havas SA	1,165,955	5,865,381
	Idsud SA	2,227	82,721
	Imerys SA	39,232	2,413,621
	Ingenico SA	103,297	2,580,745
	Ipsen SA	5,349	261,197
	Ipsos SA	83,610	2,951,125
*	JC Decaux SA	51,262	1,429,826
#*	Kaufman & Broad SA	2,387	55,064
#	Korian SA	5,455	139,409
	Laurent-Perrier SA	11,820	949,015
#*	Lectra SA	83,499	244,870
	Lisi SA	16,055	912,774
#*	LVL Medical Groupe SA	24,346	552,365
	M6 Metropole Television SA	148,116	3,823,339
	Maisons France Confort SA	1,726	77,672
#*	Manitou BF SA	46,187	671,491
	Manutan International SA	13,379	739,591
*	MGI Coutier SA	2,753	61,613
#	Mr. Bricolage SA	23,846	504,170
#	Naturex SA	8,691	351,826
#	Neopost SA	61,086	4,881,535
	Nexans SA	92,377	7,859,648
	Nexity SA	18,755	737,063
	Norbert Dentressangle SA	12,330	829,285
*	Oeneo SA	102,487	181,114
#	Orpea SA	96,748	4,032,108
*	Osiatis SA	1,400	8,296
#	PagesJaunes SA	183,448	2,105,085
	Paris Orleans et Cie SA	2,708	68,901
	Pierre & Vacances SA	15,567	1,172,464
	Plastic Omnium SA	29,952	1,087,364
	Plastivaloire SA	4,552	85,452
	PSB Industries SA	8,438	216,986
	Rallye SA	77,113	2,840,406
*	Recylex SA	35,449	391,165
#	Remy Cointreau SA	76,509	3,948,358
*	Rexel SA	234,965	3,568,029
#*	Rhodia SA	224,856	4,643,200
	Robertet SA	3,167	372,390
*	Rougier SA	6,115	202,769

#	Rubis SA	32,177	$2,801,942
*	S.T. Dupont SA	39,440	10,664
*	Sa des Ciments Vicat SA	158	12,375
	Sabeton SA	13,500	216,148
	Saft Groupe SA	55,016	2,179,923
	SAMSE SA	8,342	678,826
	SCOR SE	22,342	565,065
	SEB SA	87,918	5,817,708
	Sechilienne SA	56,504	1,869,127
	Securidev SA	2,500	66,432
*	SeLoger.com SA	7,108	282,030
	Signaux Girod SA	894	85,229
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	185,850
	Societe BIC SA	84,787	6,497,737
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,055,059
	Societe Pour l’Informatique Industrielle SA	40,908	231,891
	Societe Television Francaise 1 SA	171,170	3,170,889
#*	Soitec SA	107,280	1,656,416
#	Somfy SA	21,738	4,257,935
	Sopra Group SA	22,982	1,645,799
	Sperian Protection SA	18,519	1,515,646
#	Stallergenes SA	31,063	2,431,130
	Stef-TFE SA	28,838	1,651,845
#	Sucriere de Pithiviers Le Vieil SA	1,745	1,628,250
	Synergie SA	32,941	809,637
#*	Technicolor SA	1,013,751	1,469,688
	Teleperformance SA	158,000	5,439,510
	Tessi SA	5,050	353,920
#*	Theolia SA	86,282	356,701
	Tonnellerie Francois Freres SA	3,839	145,355
	Toupargel Groupe SA	75	1,672
#*	UbiSoft Entertainment SA	196,028	2,695,846
	Union Financiere de France Banque SA	15,895	571,835
*	Valeo SA	232,962	8,304,139
	Viel et Compagnie SA	158,130	640,247
#	Vilmorin & Cie SA	18,821	1,931,606
#	Virbac SA	16,251	1,720,997
	VM Materiaux SA	6,914	463,028
#	Vranken Pommery Monopole SA	12,131	519,801
	Zodiac Aerospace SA	105,911	5,210,897
	Zueblin Immobiliere France SA	1,285	6,723

TOTAL FRANCE			230,439,285

GERMANY — (12.1%)
	A.S. Creation Tapeton AG	6,853	296,312
*	AAP Implantate AG	47,250	91,767
*	Aareal Bank AG	492,663	10,737,728
*	Abwicklungsellschaft Roesch AG	7,300	266
*	Adlink Internet Media AG	69,691	360,337
*	ADVA AG Optical Networking	11,898	70,022
	Agrob Immobilien AG	5,800	71,484
*	Air Berlin P.L.C.	11,800	66,598
#	Aixtron AG	259,027	9,269,915
*	Aligna AG	318,087	243,033
	Amadeus Fire AG	16,192	415,033
	Andreae-Noris Zahn AG	26,412	926,288
	Augusta Technologie AG	26,396	416,829
*	Aurubis AG	144,707	7,433,830
*	Axel Springer AG	1,437	166,037
	Baader Bank AG	132,511	639,282
*	Balda AG	8,136	36,806

	Bauer AG	4,607	$206,278
*	BayWa AG	866	32,415
	Bechtle AG	39,024	1,202,766
#	Bertrandt AG	22,607	800,356
*	Beta Systems Software AG	8,550	31,423
	Bilfinger Berger AG	162,980	10,880,103
*	Biolitec AG	26,843	157,755
	Biotest AG	20,784	1,071,509
*	BKN International AG	33,408	2,933
*	BMP AG	45,099	51,049
*	Borussia Dortmund GmbH & Co. KGaA	208,512	324,103
	Carl Zeiss Meditec AG	36,394	579,213
*	Centrotec Sustainable AG	41,054	661,481
*	Centrotherm Photovoltaics AG	5,094	216,754
	Cewe Color Holding AG	13,917	527,740
	Comdirect Bank AG	131,903	1,335,973
*	Compugroup Holding AG	373	4,359
#*	Constantin Medien AG	314,299	799,329
*	CropEnergies AG	6,700	35,049
	CTS Eventim AG	50,168	2,533,652
#	Curanum AG	83,165	285,494
	D. Logistics AG	113,203	185,192
	DAB Bank AG	130,043	738,256
	Data Modul AG	10,414	127,935
	Demag Cranes AG	14,647	513,513
*	Deutsche Beteiligungs AG	1,401	32,266
#	Deutsche Euroshop AG	38,874	1,282,516
*	Deutsche Wohnen AG	68,918	702,090
*	Deutz AG	249,610	1,454,961
*	Dierig Holding AG	10,500	124,838
#	Douglas Holding AG	100,341	4,634,061
	Dr. Hoenle AG	14,858	127,332
*	Drillisch AG	92,184	672,547
	Duerr AG	34,299	779,981
	DVB Bank SE	173,470	5,868,595
	Elexis AG	32,938	426,114
*	Elmos Semiconductor AG	34,592	322,514
	ElreingKlinger AG	18,000	452,332
	Erlus AG	2,970	96,315
	Euwax AG	17,978	1,249,915
#*	Evotec AG	1,165,338	3,165,707
	Fielmann AG	56,670	4,580,649
*	Freenet AG	225,238	2,789,436
	Fuchs Petrolub AG	8,071	728,246
	GBW AG	28,417	575,725
	GEA Group AG	175,900	4,081,814
	Gerresheimer AG	36,604	1,142,646
	Gerry Weber International AG	42,943	1,494,535
	Gesco AG	9,182	494,234
	GFK SE	68,806	2,512,760
#	GFT Technologies AG	66,050	316,759
	Gildemeister AG	43,990	589,164
*	Grammer AG	5,985	68,096
	Grenkeleasing AG	31,484	1,359,595
	Hamborner REIT AG	62,350	698,842
#	Hamburger Hafen und Logistik AG	33,553	1,272,484
*	Hansa Group AG	146,815	201,710
	Hawesko Holding AG	19,463	671,891
*	Heidelberger Druckmaschinen AG	29,390	211,660
*	Hochtief AG	30,167	2,544,785
*	Homag Group AG	761	14,428

*	IKB Deutsche Industriebank AG	21,843	$21,397
	Indus Holding AG	40,147	750,800
	Innovation in Traffic Systems AG	23,949	420,632
	Interseroh SE	21,642	1,363,456
#*	Intershop Communications AG	58,426	137,576
#	Isra Vision Systems AG	10,917	217,118
#*	IVG Immobilien AG	405,469	3,543,127
*	Jenoptik AG	153,250	902,196
*	Kampa AG	35,505	11,078
#*	Kizoo AG	30,501	329,381
*	Kloeckner & Co. SE	56,727	1,671,855
*	Koenig & Bauer AG	251	4,357
	Kontron AG	176,510	1,726,947
#	Krones AG	69,323	3,566,420
	KSB AG	4,226	2,595,477
*	Kuka AG	83,226	1,150,039
	KWS Saat AG	17,224	2,940,146
#	Lanxess AG	218,704	10,053,282
	Leifheit AG	12,500	245,822
	Leoni AG	108,940	2,545,114
	Loewe AG	25,187	353,834
*	LPKF Laser & Electronics AG	1,671	14,783
*	Manz Automation AG	553	44,545
*	Marbert AG	1,360	1,561
*	MasterFlex AG	7,812	41,869
*	Maxdata Computer AG	94,120	15,382
	Mediclin AG	119,554	548,383
#*	Medigene AG	87,499	396,537
#	Medion AG	81,672	1,109,633
	Mensch und Maschine Software AG	27,532	126,602
	MLP AG	205,563	2,169,327
*	Mologen AG	22,062	290,750
*	Morphosys AG	57,456	1,295,211
	MTU Aero Engines Holding AG	163,223	9,532,780
	Muehlbauer Holding AG & Co.	14,905	423,225
	MVV Energie AG	114,055	4,775,097
*	Nemetschek AG	23,340	620,122
*	Nexus AG	33,813	147,510
#*	Nordex SE	104,915	1,199,678
#	OHB Technology AG	35,659	734,361
	Oldenburgische Landesbank AG	4,234	254,667
	P&I Personal & Informatik AG	17,889	438,927
#*	Patrizia Immobilien AG	2,483	10,870
	Pfeiffer Vacuum Technology AG	30,723	2,333,135
*	Pfleiderer AG	158,664	1,044,817
*	PNE Wind AG	162,926	437,440
	Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	68,701
	Progress-Werk Oberkirch AG	6,250	219,581
#*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	370,141
	Puma AG Rudolf Dassler Sport	2,479	783,377
*	PVA TePla AG	46,019	301,298
*	QIAGEN NV	98,181	2,255,902
*	QSC AG	287,340	630,130
	R. Stahl AG	14,410	391,666
#	Rational AG	14,646	2,564,682
	REALTECH AG	13,541	153,184
	Renk AG	18,838	1,271,712
#*	Repower Systems AG	5,276	927,921
	Rheinmetall AG	107,359	7,641,517
	Rhoen-Klinikum AG	379,608	9,709,851
	Ruecker AG	18,949	166,440

*	S.A.G. Solarstrom AG	2,145	$11,953
	Sartorius AG	30,837	880,396
*	Sektkellerei Schloss Wachenheim AG	14,520	182,221
*	SER Systems AG	9,400	177
#*	SGL Carbon SE	217,830	6,308,789
*	Singulus Technologies AG	16,144	101,107
*	Sinner AG	2,660	54,063
	Sixt AG	36,856	1,172,630
*	Sky Deutschland AG	388,970	1,005,395
*	SM Wirtschaftsberatungs AG	18,841	130,029
	Software AG	70,053	8,316,384
#*	Solar Millennium AG	34,471	831,395
#	Solarworld AG	110,335	1,670,808
#*	Solon SE	18,438	129,131
	Stada Arzneimittel AG	173,213	6,871,170
	STINAG Stuttgarter Invest AG	35,003	898,802
*	Stoehr & Co. AG	11,000	28,606
	Stratec Biomedical Systems AG	26,506	938,835
	Sued-Chemie AG	28,301	3,559,544
	Suedzucker AG	7,437	164,280
*	Suess Microtec AG	59,969	322,379
	Symrise AG	164,574	3,911,116
	Syzygy AG	30,656	147,632
	Takkt AG	126,507	1,452,048
	TDS Informationstechnologie AG	89,063	495,146
	Telegate AG	20,500	257,414
	Tognum AG	106,515	2,003,526
#*	Tomorrow Focus AG	113,715	652,543
#*	TUI AG	242,621	2,731,487
*	UMS United Medical Systems International AG	22,300	196,450
	Umweltbank AG	17,805	411,140
*	United Internet AG	167,408	2,532,241
	VBH Holding AG	9,415	54,699
*	Verbio AG	850	4,719
#*	Versatel AG	12,209	115,212
	Vossloh AG	35,932	3,827,453
*	VTG AG	1,074	16,627
*	Wacker Neuson SE	78	885
*	Wanderer-Werke AG	7,903	13,483
	Wincor Nixdorf AG	112,151	7,597,999
	Wirecard AG	255,878	2,509,887
	Wuerttembergische Lebensversicherung AG	27,308	846,557
	Wuerttembergische Metallwarenfabrik AG	29,451	902,520
	Zhongde Waste Technology AG	2,018	47,215

TOTAL GERMANY			256,607,202

GREECE — (2.5%)
*	Aegean Airlines S.A.	5,746	26,084
*	Aegek S.A.	120,000	147,001
*	Agricultural Bank of Greece S.A.	418,043	863,241
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,244,076
*	Alfa Alfa Energy S.A.	3,810	7,153
*	Altec S.A. Information & Communication Systems	80,278	19,377
	Alumil Aluminum Industry S.A.	52,886	60,650
*	Alysida S.A.	2,376	6,389
*	Anek Lines S.A.	605,331	416,765
*	Aspis Bank S.A.	228,007	191,561
*	Astir Palace Hotels S.A.	93,886	347,716
	Athens Medical Center S.A.	150,874	246,558
*	Atlantic Supermarkets S.A.	35,080	32,579
*	Attica Bank S.A.	181,970	323,994

*	Atti-Kat S.A.	56,554	$25,819
	Autohellas S.A.	83,520	225,704
*	Babis Vovos International Construction S.A.	59,807	309,489
*	Balafas S.A.	15,200	3,901
*	Balkan Real Estate S.A.	41,970	48,089
	Bank of Greece S.A.	73,229	4,463,008
*	Benrubi S.A.	20,823	97,645
	Centric Multimedia S.A.	51,942	48,394
*	Daios Plastics S.A.	16,350	165,068
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	326,827
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	224,178	138,931
*	Elbisco Holding S.A.	28,098	14,801
	Elektrak S.A.	36,580	140,254
*	Elektroniki Athinon S.A.	34,490	80,195
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	2,855,330
*	Emporiki Bank of Greece S.A.	5,563	30,122
*	Etma Rayon S.A.	11,242	21,410
*	Euro Reliance General Insurance Co. S.A.	55,110	43,017
*	Euromedica S.A.	67,698	374,717
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	527,798
	F.G. Europe S.A.	4,536	6,429
*	Folli-Follie S.A.	9,503	213,779
*	Forthnet S.A.	226,337	323,372
	Fourlis Holdings S.A.	128,489	1,540,420
*	Frigoglass S.A.	85,507	1,121,790
	GEK Terna S.A.	267,249	1,973,930
*	Geniki Bank S.A.	300,115	255,680
*	Halkor S.A.	226,556	326,818
*	Hellenic Cables S.A.	65,236	117,092
	Hellenic Duty Free Shops S.A.	98,334	822,445
	Hellenic Exchanges S.A.	133,376	1,169,419
	Hellenic Petroleum S.A.	188,457	2,160,643
*	Hellenic Sugar Industry S.A.	78,005	89,825
*	Heracles General Cement Co. S.A.	77,436	565,345
	Iaso S.A.	206,042	946,748
	Inform P. Lykos S.A.	35,570	54,732
*	Informatics S.A.	3,778	1,582
*	Intracom Holdings S.A.	181,308	237,447
*	Intracom Technical & Steel Constructions S.A.	345,350	241,948
*	Intralot S.A.-Integrated Lottery Systems & Services	83,133	376,581
*	Ionian Hotel Enterprises S.A.	16,914	318,688
*	Ipirotiki Software & Publications S.A.	22,110	57,934
*	JUMBO S.A.	35,245	356,835
	Karelia Tobacco Co., Inc. S.A.	5,787	592,715
*	Kathimerini Publishing S.A.	47,170	321,466
*	Lambrakis Press S.A.	115,149	233,235
*	Lan-Net S.A.	12,688	20,565
*	Lavipharm S.A.	96,324	105,153
*	Loulis Mills S.A.	41,702	98,393
	Marfin Investment Group S.A.	1,010,504	2,319,185
*	Marfin Popular Bank Public Co., Ltd.	351,406	966,468
*	Maritime Company of Lesvos S.A.	299,836	194,388
	Metka S.A.	97,586	1,410,109
	Michaniki S.A.	165,545	190,104
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,843,319
	Mytilineos Holdings S.A.	308,027	2,046,971
*	Neorion Holdings S.A.	24,145	26,841
*	Pegasus Publishing S.A.	95,510	359,998
*	Piraeus Bank S.A.	510,830	4,462,608

	Piraeus Port Authority S.A.	17,752	$311,880
*	Promota Hellas S.A.	8,860	2,752
*	Proton Bank S.A.	72,791	134,888
*	Real Estate Development & Services S.A.	94,497	144,860
	S&B Industrial Minerals S.A.	54,669	343,324
*	Sanyo Hellas S.A.	23,637	6,697
	Sarantis S.A.	74,884	500,537
*	Selected Textile S.A.	87,690	40,449
*	Sfakianakis S.A.	91,320	130,216
*	Shelman Hellenic-Swiss Wood S.A.	155,548	131,620
*	Spyroy Agricultural Products S.A.	61,348	45,696
	Teletypos S.A. Mega Channel	77,669	445,605
*	Terna Energy S.A.	77,105	561,684
*	Themeliodomi S.A.	37,422	18,701
	Thessaloniki Port Authority S.A.	6,936	130,673
*	Thrace Plastics Co. S.A.	109,280	104,821
	Titan Cement Co. S.A.	111,366	2,948,639
*	TT Hellenic Postbank S.A.	645,380	3,313,531
*	Varvaressos S.A.-European Spinning Mills	36,350	9,328
	Viohalco S.A.	406,612	2,212,873

TOTAL GREECE			53,883,437

IRELAND — (2.4%)
*	Abbey P.L.C.	84,370	514,238
*	Aer Lingus Group P.L.C.	380,166	373,995
*	Allied Irish Banks P.L.C.	1,091,719	1,765,467
*	Aminex P.L.C.	496,086	102,384
*	Bank of Ireland P.L.C.	194,891	423,827
*	BlackRock International Land P.L.C.	897,420	54,545
	C&C Group P.L.C. (B010DT8)	399,607	1,807,075
	C&C Group P.L.C. (B011Y09)	318,475	1,438,736
	DCC P.L.C.	308,989	8,003,791
	Donegal Creameries P.L.C.	26,085	72,974
*	Dragon Oil P.L.C.	1,347,570	9,915,018
	FBD Holdings P.L.C.	125,728	1,244,124
	Fyffes P.L.C.	1,020,533	523,408
	Glanbia P.L.C. (0066950)	700,613	2,817,830
	Glanbia P.L.C. (4058629)	2,463	9,930
	Grafton Group P.L.C.	134,134	572,334
	Greencore Group P.L.C.	615,927	1,162,406
	IFG Group P.L.C.	337,495	622,026
*	Independent News & Media P.L.C.	2,226,420	344,553
	Irish Continental Group P.L.C.	91,000	1,932,310
*	Irish Life & Permanent Group Holdings P.L.C.	117,549	467,207
*	Kenmare Resources P.L.C.	4,136,548	894,947
*	Kingspan Group P.L.C.	351,640	3,039,332
*	Lantor P.L.C.	34,575	—
*	McInerney Holdings P.L.C.	697,135	182,447
	Paddy Power P.L.C.	180,573	6,429,336
*	Providence Resources P.L.C.	6,258,198	291,117
*	Smurfit Kappa Group P.L.C.	273,766	2,275,249
	Total Produce P.L.C.	871,395	471,041
	United Drug P.L.C.	820,214	2,849,259
*	Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND			50,600,906

ITALY — (6.8%)
*	A.S. Roma SpA	293,436	348,982
	ACEA SpA	177,488	1,802,518
	Acegas-APS SpA	110,973	599,300
*	Acotel Group SpA	775	65,632

	Actelios SpA	42,879	$210,756
*	Aedes SpA	385,688	125,187
	Aeroporto de Firenze SpA	17,399	322,626
#*	Alerion Cleanpower SpA	250,731	196,409
*	Amplifon SpA	127,871	658,381
	Ansaldo STS SpA	50,735	1,037,545
#	Ascopiave SpA	1,411	3,193
	Astaldi SpA	216,415	1,647,190
#*	Autogrill SpA	231,260	2,814,482
	Azimut Holding SpA	424,469	5,366,695
	Banca Finnat Euramerica SpA	685,945	517,222
	Banca Generali SpA	21,809	243,188
	Banca Ifis SpA	52,946	507,916
*	Banca Intermobiliare SpA	47,017	252,652
	Banca Piccolo Credito Valtellinese Scarl	478,970	3,143,780
*	Banca Popolare dell’Emilia Romagna Scarl	12,711	172,479
	Banca Popolare di Milano Scarl	1,012,836	6,288,366
#*	Banca Popolare di Sondrio Scarl	194,340	1,950,592
*	Banca Profilo SpA	253,156	201,340
	Banco di Desio e della Brianza SpA	232,296	1,347,598
#	Beghelli SpA	427,981	408,553
	Benetton Group SpA	209,290	1,734,054
#	Beni Stabili SpA	1,309,500	1,267,268
#*	Biesse SpA	54,004	437,798
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	495,520
	Brembo SpA	141,075	1,088,127
	Bulgari SpA	395,239	3,220,716
*	Buongiorno SpA	148,516	218,967
	Buzzi Unicem SpA	181,223	2,281,739
*	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,451,502
	Caltagirone Editore SpA	567	1,486
	Caltagirone SpA	246,310	715,992
*	Cam Finanziaria SpA	36,527	13,794
*	Carraro SpA	113,633	400,194
	Cembre SpA	40,330	243,745
	Cementir Holding SpA	254,820	1,021,936
*	Class Editore SpA	165,655	131,322
#	Credito Artigiano SpA	361,183	872,491
	Credito Bergamasco SpA	132,655	4,315,195
*	Credito Emiliano SpA	228,115	1,573,803
	CSP International Fashion Group SpA	13,481	16,711
*	Dada SpA	6,181	43,049
#	Danieli & Co. SpA	54,740	1,466,882
	Davide Campari - Milano SpA	457,009	4,885,350
	De Longhi SpA	305,654	1,340,295
	DiaSorin SpA	30,626	1,152,029
*	Digital Multimedia Technologies SpA	24,275	522,778
#*	EEMS Italia SpA	90,607	201,418
*	Elica SpA	15,285	39,229
	Emak SpA	57,399	310,781
*	Engineering Ingegneria Informatica SpA	2,108	74,591
#*	ERG Renew SpA	146,385	150,458
#	ERG SpA	189,613	2,672,995
#*	ErgyCapital SpA	4,794	5,136
	Esprinet SpA	58,242	606,647
*	Eurotech SpA	60,955	219,721
#*	Fastweb SpA	35,779	670,075
#	Fiera Milano SpA	37,863	222,921
#	Fondiaria - SAI SpA	137,897	2,071,879
	Gas Plus SpA	975	7,866
	Gefran SpA	31,849	103,912

*	Gemina SpA	1,186,766	$1,026,552
#	Geox SpA	149,354	1,036,181
#	Gewiss SpA	232,707	998,312
	Granitifiandre SpA	79,737	402,181
*	Gruppo Ceramiche Ricchetti SpA	127,131	69,045
*	Gruppo Coin SpA	77,286	536,911
#*	Gruppo Editoriale L’Espresso SpA	639,121	1,807,359
	Hera SpA	1,460,251	3,433,904
*	I Grandi Viaggi SpA	98,547	139,398
*	Immsi SpA	696,806	833,166
	Impregilo SpA	1,180,326	4,076,079
*	Indesit Co. SpA	177,464	2,130,278
	Industria Macchine Automatique SpA	58,626	1,164,715
	Industria Romagnola Conduttori Elettrici SpA	43,452	81,244
	Intek SpA	247,972	170,714
*	Interpump Group SpA	241,525	1,192,921
#	Iride SpA	1,343,807	2,602,588
*	Isagro SpA	10,591	45,725
	Italcementi SpA	170,550	1,971,586
*	Italmobiliare SpA	23,493	979,108
	KME Group SpA	413,285	170,586
#	Landi Renzo SpA	57,780	255,573
	Lottomatica SpA	118,714	2,266,267
	Maire Tecnimont SpA	575,375	2,189,528
#*	Mariella Burani SpA	32,721	111,482
	Marr SpA	127,201	1,174,355
	Mediolanum SpA	170,520	998,455
	Milano Assicurazioni SpA	635,144	1,801,873
#*	Mondadori (Arnoldo) Editore SpA	361,989	1,505,787
*	Monrif SpA	315,834	200,647
*	Montefibre SpA	172,887	39,470
	Nice SpA	18,200	70,692
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	104,181
	Piaggio & C. SpA	353,619	1,125,384
*	Pininfarina SpA	82,321	298,343
*	Pirelli & Co. SpA	6,723,096	4,131,912
*	Premafin Finanziaria SpA	961,257	1,318,655
	Prysmian SpA	244,229	4,797,499
	Recordati SpA	390,377	2,969,161
*	Reply SpA	1,050	23,998
*	Retelit SpA	7,716	4,169
*	Richard-Ginori 1735 SpA	140,800	15,101
	Sabaf SpA	22,649	505,153
#	SAES Getters SpA	30,068	234,282
*	Safilo Group SpA	503,765	291,537
	Saras SpA	557,668	1,521,439
*	Screen Service Broadcasting Technologies SpA	107,226	92,282
*	Seat Pagine Gialle SpA	1,054,400	248,754
*	Snai SpA	85,704	354,814
	Societa Iniziative Autostradali e Servizi SpA	129,493	1,194,343
#*	Societe Cattolica di Assicurazoni Scrl SpA	166,479	5,261,081
*	Sogefi SpA	173,096	534,647
	Sol SpA	166,511	958,993
*	Sorin SpA	1,079,611	2,262,243
#*	Stefanel SpA	216,413	81,806
#*	Telecom Italia Media SpA	109,544	11,517
#*	Tiscali SpA	3,437,478	802,787
	Tod’s SpA	45,421	3,343,556
	Trevi Finanziaria SpA	121,804	2,088,329
*	Uni Land SpA	50,640	56,314

#*	Unipol Gruppo Finanziario SpA	1,639,334	$1,849,118
	Vianini Industria SpA	59,070	114,819
	Vianini Lavori SpA	175,180	1,085,882
*	Vincenzo Zucchi SpA	17,590	10,183
	Vittoria Assicurazioni SpA	121,346	641,504
	Zignago Vetro SpA	11,414	69,101

TOTAL ITALY			144,388,523

NETHERLANDS — (5.1%)
	Aalberts Industries NV	355,012	5,654,815
	Accell Group NV	34,727	1,719,277
*	AFC Ajax NV	18,134	163,159
*	AMG Advanced Metallurgical Group NV	10,350	111,248
	Amsterdam Commodities NV	58,056	460,125
#	Arcadis NV	180,820	3,816,742
#*	ASM International NV	196,173	5,246,564
*	Atag Group NV	4,630	1,814
	Batenburg Beheer NV	10,306	305,084
	Beter Bed Holding NV	67,391	1,867,722
*	BinckBank NV	58,159	1,027,321
	Brunel International NV	49,814	1,745,878
	Crown Van Gelder NV	18,307	202,523
#*	Crucell NV	230,971	4,731,829
*	Crucell NV ADR	45,768	933,667
*	CSM NV	85,993	2,666,764
*	d’Amico International Shipping SA	66,049	108,436
	DOCdata NV	22,463	285,352
*	Draka Holding NV	47,528	838,270
	Exact Holding NV	58,417	1,557,395
	Fornix Biosciences NV	29,890	355,128
	Fugro NV	78,737	5,138,374
	Grontmij NV	74,782	1,664,750
	Hunter Douglas NV	21	1,073
	Imtech NV	240,919	7,725,223
#*	InnoConcepts NV	237,971	262,780
*	Kardan NV	19,640	120,330
	KAS Bank NV	47,193	869,669
	Kendrion NV	39,829	499,285
#	Koninklijke Bam Groep NV	415,704	3,227,870
	Koninklijke Boskalis Westminster NV	133,054	5,090,074
#	Koninklijke Ten Cate NV	98,297	2,570,809
	Koninklijke Vopak NV	65,067	5,116,229
#	Macintosh Retail Group NV	43,877	943,096
	Mediq NV	208,313	3,836,224
	Nederlandsche Apparatenfabriek NV	28,810	685,539
	Nutreco Holding NV	136,273	8,583,038
*	Ordina NV	150,761	846,265
*	Punch Graphix NV	49,509	298,132
*	Qurius NV	335,655	138,342
*	Randstad Holdings NV	25,148	1,194,250
*	Roto Smeets Group NV	12,418	194,006
	Royal Reesink NV	2,050	187,968
	SBM Offshore NV	224,335	4,482,525
	Sligro Food Group NV	92,887	3,094,011
	Smit Internationale NV	44,064	3,565,970
*	SNS Reaal Groep NV	203,922	1,271,272
*	Stern Groep NV	1,258	32,281
*	Super De Boer NV	255,159	—
	Telegraaf Media Groep NV	163,704	3,083,730
*	Textielgroep Twenthe NV	1,000	3,377
	TKH Group NV	98,188	2,042,792

#*	TomTom NV	175,974	$1,482,861
*	Unit 4 Agresso NV	74,403	1,900,606
*	USG People NV	203,344	3,837,769
#*	Van der Moolen Holding NV	117,201	4,751
	Wavin NV	428,264	836,411

TOTAL NETHERLANDS			108,630,795

NORWAY — (4.0%)
*	ABG Sundal Collier Holding ASA	73,217	104,790
	Acergy SA	192,943	3,540,889
#*	Acta Holding ASA	230,000	115,823
*	Aker ASA	6,773	187,209
*	Aker Kvaerner ASA	140,625	2,208,608
#*	Aktiv Kapital ASA	78,617	531,160
	Arendals Fosse Kompani ASA	100	28,103
	Atea ASA	222,782	1,883,499
#*	Austevoll Seafood ASA	49,188	370,299
#*	Blom ASA	80,567	118,729
	Bonheur ASA	50,200	1,520,446
*	BW Offshore, Ltd	151,779	271,058
*	BWG Homes ASA	29,250	88,656
*	Camillo Eitze & Co. ASA	58,200	115,576
*	Cermaq ASA	201,540	2,359,656
#*	Copeinca ASA	37,094	311,516
*	Deep Sea Supply P.L.C.	61,000	106,825
#*	Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	3,813,365
*	Det Norske Oljeselskap ASA (B1L95G3)	21,611	109,077
*	Dockwise, Ltd.	10,530	256,135
#*	DOF ASA	117,912	893,006
*	EDB Business Partner ASA	164,034	515,403
#*	Eitzen Chemical ASA	96,571	33,184
	Ekornes ASA	109,590	2,389,215
*	Eltek ASA	28,000	13,562
	Farstad Shipping ASA	59,440	1,519,761
	Ganger Rolf ASA	52,803	1,397,525
*	Golar LNG Energy, Ltd.	2,043	3,185
*	Golar LNG, Ltd.	15,329	178,689
#*	Golden Ocean Group, Ltd.	514,600	976,770
*	Grieg Seafood ASA	22,000	57,422
#*	Havila Shipping ASA	22,400	256,183
*	IOT Holdings ASA	75,603	1,921
#*	Kongsberg Automotive ASA	352,000	283,534
	Kongsberg Gruppen ASA	126,836	2,332,208
*	Kverneland Group ASA	258,080	149,882
	Leroy Seafood Group ASA	18,560	449,322
#*	Marine Harvest ASA	4,015,581	3,569,741
	Nordic Semiconductor ASA	16,450	263,459
#*	Norse Energy Corp. ASA	1,143,079	789,666
#*	Norske Skogindustrier ASA Series A	320,620	484,753
*	Norwegian Air Shuttle ASA	49,007	1,197,980
*	Norwegian Energy Co. ASA	247,320	768,584
	Odfjell ASA Series A	92,300	729,213
	ODIM ASA	56,787	428,719
#*	Olav Thon Eiendomsselskap ASA	12,960	1,705,352
#	Opera Software ASA	103,500	413,073
*	PCI Biotech AS	3,357	22,029
*	Petroleum-Geo Services ASA	351,000	4,610,551
#*	Petrolia Drilling ASA	7,286,093	403,858
#	Photocure ASA	33,562	253,878
#*	Pronova BioPharma ASA	262,817	845,044
	Prosafe ASA	372,606	1,958,297

*	Prosafe Production Public, Ltd.	261,500	$650,751
*	Q-Free ASA	66,500	228,284
	Rieber & Son ASA Series A	106,654	759,371
*	Salmar ASA	2,239	18,841
	Scana Industrier ASA	299,618	403,508
*	Schibsted ASA	98,537	2,488,142
*	Scorpion Offshore, Ltd.	9,104	49,628
*	Seabird Exploration, Ltd.	44,000	24,205
*	Sevan Marine ASA	840,419	1,316,395
*	Siem Offshore, Inc.	15,375	23,348
#	Solstad Offshore ASA	57,000	1,202,150
*	Songa Offshore SE	139,750	638,082
#	SpareBanken 1 SMN	178,812	1,444,606
*	Storebrand ASA	601,700	4,761,267
#*	Subsea 7, Inc.	100,800	2,046,400
	Tandberg ASA Series A	208,204	5,938,727
#*	TGS Nopec Geophysical Co. ASA	404,241	8,600,997
	Tomra Systems ASA	587,328	2,869,078
*	TTS Marine ASA	41,000	34,787
	Veidekke ASA	310,230	2,527,755
	Wilh. Wilhelmsen ASA	60,550	1,503,934

TOTAL NORWAY			85,466,644

PORTUGAL — (1.1%)
#*	Altri SGPS SA	94,568	635,041
	Banco BPI SA	559,833	1,485,270
	Banif SGPS SA	193,177	294,860
*	Corticeira Amorim SA	223,729	286,721
*	Finibanco Holdings SGPS SA	291,186	565,704
	Ibersol SGPS SA	20,401	221,781
#*	Impresa Sociedade Gestora de Participacoes SA	369,303	727,268
#*	Investimentos Participacoes e Gestao SA	319,480	259,392
#	Jeronimo Martins SGPS SA	506,890	5,133,332
#	Mota-Engil SGPS SA	341,524	1,492,590
*	Novabase SGPS SA	65,729	382,047
*	ParaRede SGPS SA	94,525	90,374
#	Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,294,555
#	Redes Energeticas Nacionais SA	233,297	963,953
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	421,406
	Sociedade de Investimento e Gestao SGPS SA	256,388	2,715,396
#*	Sonae Industria SGPS SA	264,159	830,977
#	Sonae SGPS SA	1,138,893	1,350,713
#*	Sonaecom SGPS SA	453,482	977,337
*	Sumol + Compal SA	67,967	136,807
#*	Teixeira Duarte Engenharia e Construcoes SA	734,737	1,051,396
	Toyota Caetano Portugal SA	53,308	245,523
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,535,061

TOTAL PORTUGAL			24,097,504

SPAIN — (4.5%)
#	Abengoa SA	134,166	3,857,597
	Adolfo Dominguez SA	20,351	303,262
	Almirall SA	135,626	1,705,230
#	Amper SA	88,114	630,422
#	Antena 3 de Television SA	240,050	2,649,504
#*	Avanzit SA	555,254	530,729
*	Azkoyen SA	70,532	297,512
*	Banco de Valencia SA	52,104	332,834
#	Banco Guipuzcoano SA	339,914	2,665,229
#	Banco Pastor SA	255,727	1,483,676
*	Baron de Ley SA	13,910	644,975

#	Bolsas y Mercados Espanoles SA	123,169	$3,296,763
	Caja de Ahorros del Mediterraneo SA	26,076	216,805
*	Campofrio Food Group SA	95,179	896,770
#	Cementos Portland Valderrivas SA	42,135	1,077,722
*	Cie Automotive SA	8,480	41,238
*	Codere SA	16,046	158,627
	Compania Vinicola del Norte de Espana SA	16,119	303,257
#	Construcciones y Auxiliar de Ferrocarriles SA	7,283	4,287,900
#*	Corporacion Dermoestetica SA	30,628	115,989
*	Dinamia Capital Privado. S.C.R. SA	2,970	40,880
#	Duro Felguera SA	172,631	1,845,569
#	Ebro Puleva SA	312,280	5,754,498
	Elecnor SA	198,254	2,867,708
*	Ercros SA	226,106	393,917
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	2,098,950
*	Faes Farma SA I-10 Shares	37,950	175,044
	Fluidra SA	35,089	125,777
#*	General de Alquiler de Maquinaria SA	32,241	141,174
#	Gestevision Telecinco SA	191,290	3,004,234
	Grifols SA	302,078	4,511,116
	Grupo Catalana Occidente SA	160,495	3,265,387
#*	Grupo Empresarial Ence SA	358,144	1,294,025
*	Grupo Empresarial Ence SA I-10 Shares	170,540	617,314
#*	Grupo Tavex SA	244,131	174,496
#*	Iberia Lineas Aereas de Espana SA	1,381,661	4,826,531
	Iberpapel Gestion SA	25,850	397,851
*	Inbesos SA	11,453	16,373
	Indra Sistemas SA	28,883	592,049
	Inmobiliaria del Sur SA	2,902	65,497
#*	La Seda de Barcelona SA	1,923,682	882,699
#	Laboratorios Farmaceuticos Rovi SA	18,975	172,845
#	Mecalux SA	38,470	766,519
	Miquel y Costas & Miquel SA	26,111	591,949
#*	Natra SA	109,456	362,392
*	Natraceutical SA	645,689	399,366
#*	NH Hoteles SA	421,083	1,787,775
*	Nicolas Correa SA	26,994	75,547
#	Obrascon Huarte Lain SA	130,017	3,743,858
*	Papeles y Cartones de Europa SA	209,482	1,043,583
	Pescanova SA	36,768	1,101,255
	Prim SA	39,424	356,864
#*	Promotora de Informaciones SA	303,496	1,085,841
#	Prosegur Cia de Seguridad SA	87,574	3,952,609
#*	Realia Business SA	112,559	243,429
*	Renta Corp Real Estate SA	16,133	71,215
*	Reyal Urbis SA	14,882	59,524
#*	Service Point Solutions SA	553,373	663,965
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	417,431
#	Sol Melia SA	206,682	1,772,351
#*	Solaria Energia y Medio Ambiente SA	59,008	185,604
#*	SOS Corporacion Alimentaria SA	294,272	988,328
#	Tecnicas Reunidas SA	39,312	2,469,935
*	Tecnocom Telecomunicaciones y Energia SA	146,125	602,606
#	Tubacex SA	427,191	1,704,255
#	Tubos Reunidos SA	416,951	1,194,035
	Unipapel SA	47,385	729,273
#*	Vertice Trescientos Sesenta Grados SA	57,183	27,221
	Vidrala SA	64,706	1,643,993
	Viscofan SA	183,430	4,813,695
#*	Vocento SA	194,439	1,231,388

#*	Zeltia SA	556,824	$2,950,180

TOTAL SPAIN			95,795,961

SWEDEN — (6.3%)
	Aarhuskarlshamn AB	54,909	1,490,433
*	Academedia AB	1,193	24,319
	Acando AB	160,086	308,030
*	Active Biotech AB	104,812	1,647,707
	Addtech AB Series B	59,000	992,498
	AF AB Series B	47,200	1,473,821
*	Anoto Group AB	43,594	33,192
	Aros Quality Group AB	41,400	237,326
	Atrium Ljungberg AB Series B	15,200	142,693
*	Avanza Bank Holding AB	19,288	499,090
#	Axfood AB	89,350	2,622,914
#	Axis Communications AB	174,894	2,587,695
#	B&B Tools AB	77,850	1,140,518
	BE Group AB	38,662	255,635
	Beiger Electronics AB	14,700	284,010
#	Beijer Alma AB	57,200	852,579
*	Bergs Timber AB Series B	17,000	79,496
*	Betsson AB	44,827	768,864
*	Bilia AB Series A	113,425	1,351,229
*	Billerud AB	326,600	2,655,305
	BioGaia AB Series B	38,000	540,937
*	BioInvent International AB	33,238	162,413
	Biotage AB	141,240	146,436
*	Biovitrum AB	95,291	504,651
#*	Bjoern Borg AB	33,081	348,118
	Boliden AB	497,124	7,102,413
	Bong Ljungdahl AB	24,800	102,752
*	Boras Waefveri AB Series B	11,500	6,427
	Bure Equity AB	41,364	150,741
	Cantena AB	56,762	884,839
	Cardo AB	61,300	2,155,521
#	Castellum AB	408,700	4,114,433
#	Clas Ohlson AB Series B	62,974	1,147,181
*	Cloetta AB	55,296	321,320
	Concordia Maritime AB Series B	70,300	219,191
	Consilium AB Series B	16,994	60,220
*	CyberCom Group Europe AB	1,744	8,241
#*	D. Carnegie & Co. AB	181,000	—
#*	Diamyd Medical AB	21,309	397,325
*	DORO AB	1,200	3,858
*	Duni AB	20,404	182,723
*	East Capital Explorer AB	29,137	332,859
#	Elekta AB Series B	302,500	8,448,850
*	Enea Data AB Series B	56,200	329,768
#*	Eniro AB	275,520	873,409
#	Fabege AB	391,400	2,643,354
	Fagerhult AB	16,800	302,232
*	Fenix Outdoor AB	1,090	22,698
	G & L Beijer AB Series B	27,400	853,738
*	Gunnebo AB	106,800	526,228
#	Hakon Invest AB	108,870	2,080,947
*	Haldex AB	72,500	590,328
	Heba Fastighets AB Series B	43,500	346,021
*	Hexagon AB	146,005	2,079,578
*	Hexpol AB	8,172	96,140
*	HIQ International AB	123,289	631,628
	HL Display AB Series B	57,600	322,701

	Hoganas AB Series B	85,800	$2,351,686
#*	Holmen AB Series B	65,295	1,758,913
*	HQ AB	7,342	134,143
#	Industrial & Financial Systems AB Series B	50,260	641,340
#	Intrum Justitia AB	180,322	2,282,280
*	JM AB	267,473	4,712,729
	KappAhl AB	93,099	889,003
#*	Karo Bio AB	104,924	116,141
	Klovern AB	294,976	1,068,638
*	Know IT AB	5,564	51,716
	Kungsleden AB	412,300	3,238,585
	Lagercrantz Group AB Series B	64,300	281,031
	Lammhults Design Group AB	19,547	147,607
*	LBI International AB	127,651	227,275
	Lennart Wallenstam Byggnads AB Series B	120,400	2,300,505
#	Lindab International AB	54,077	544,343
*	Loomis AB	88,087	1,134,002
*	Lundin Petroleum AB	505,388	4,278,135
	Meda AB Series A	428,236	4,701,310
#*	Medivir AB Series B	44,650	791,004
	Mekonomen AB	19,847	443,293
#*	Micronic Laser Systems AB	18,391	44,783
*	Midelfart Sonesson AB Series B	6,933	5,458
	Modern Times Group AB Series B	107,750	6,266,714
*	Munters AB	181,900	1,309,260
#	NCC AB Series B	216,320	3,769,136
#*	Net Insight AB Series B	924,000	606,948
	New Wave Group AB Series B	91,611	470,045
	NIBE Industrier AB	192,620	2,212,448
*	Niscayah Group AB	273,459	526,163
#*	Nobia AB	421,100	2,248,224
	Nolato AB Series B	66,440	671,456
*	Nordnet AB	42,120	140,486
	OEM International AB Series B	44,400	286,005
*	Opcon AB	5,237	32,963
#	ORC Software AB	36,300	847,404
#*	Orexo AB	16,337	99,190
*	Oriflame Cosmetics SA SDR	20,130	1,253,057
*	Pa Resources AB	357,209	1,227,866
#*	Partnertech AB	28,800	115,316
	Peab AB Series B	425,900	2,616,016
	Poolia AB Series B	33,150	201,460
*	Pricer AB Series B	1,711,500	139,979
	ProAct IT Group AB	29,000	362,204
*	Proffice AB	215,400	801,705
	Profilgruppen AB	13,582	93,114
*	Q-Med AB	154,800	1,502,303
*	RaySearch Laboratories AB	12,366	76,505
	Rederi AB Transatlantic Series B	93,000	330,974
*	Rezidor Hotel Group AB	82,059	381,209
#*	rnb Retail & Brands AB	250,484	357,034
*	Saab AB Series B	25,220	383,477
#*	SAS AB	1,938,372	724,337
*	Scribona AB Series B	226,140	283,750
#*	Seco Tools AB	22,565	290,473
*	Sectra AB	5,367	28,712
#*	Semcon AB	39,900	183,698
	Sigma AB Series B	25,800	20,228
*	Sintercast AB	11,800	78,660
#	Skistar AB	92,100	1,755,112
	Studsvik AB	21,900	245,266

	SWECO AB Series B	183,300	$1,525,159
*	Trelleborg AB Series B	878,565	6,399,446
	Uniflex AB Series B	3,630	54,305
	VBG AB Series B	1,084	12,325
	Vitrolife AB	41,500	232,788
	Wihlborgs Fastigheter AB	63,858	1,349,361

TOTAL SWEDEN			133,143,774

SWITZERLAND — (11.3%)
	Acino Holding AG	8,398	1,273,640
*	Addex Pharmaceuticals, Ltd.	1,491	19,308
*	Advanced Digital Broadcast Holdings SA	730	30,729
	Affichage Holding SA	5,703	568,914
*	AFG Arbonia-Forster Holding AG	6,691	159,950
	Allreal Holding AG	26,513	3,266,588
*	Also Holding AG	16,195	690,032
	Aryzta AG	265,691	11,638,082
*	Ascom Holding AG	160,822	1,702,488
	Bachem Holdings AG	24,136	1,588,776
	Bank Coop AG	30,796	2,067,849
*	Bank Sarasin & Cie AG Series B	172,644	7,157,942
	Banque Cantonale de Geneve SA	4,021	912,059
	Banque Cantonale du Jura SA	4,500	264,578
	Banque Cantonale Vaudoise SA	8,999	4,201,257
	Banque Privee Edmond de Rothschild SA	157	3,850,703
	Barry Callebaut AG	3,696	2,383,944
	Basellandschaftliche Kantonalbank AG	582	606,995
*	Basilea Pharmaceutica AG	2,629	203,740
	Basler Kantonalbank AG	3,114	371,059
	Belimo Holdings AG	1,830	2,304,794
	Bell Holding AG	47	72,529
	Bellevue Group AG	26,524	978,815
	Berner Kantonalbank AG	23,122	5,244,842
*	Bobst Group AG	35,619	1,352,851
	Bossard Holding AG	8,222	572,666
	Bucher Industries AG	31,723	4,296,867
*	Burckhardt Compression Holding AG	1,220	240,452
#	Calida Holding AG	396	160,160
	Carlo Gavazzi Holding AG	1,065	149,231
	Centralschweizerische Kraftwerke AG	105	32,508
*	Cham Paper Holding AG	490	108,394
	Charles Voegele Holding AG	28,617	1,288,282
*	Cicor Technologies, Ltd.	312	9,748
*	Clariant AG	756,817	9,633,792
	Compagnie Financiere Tradition SA	5,511	622,906
	Conzzeta AG	1,375	2,450,575
#*	Cytos Biotechnology AG	2,412	27,110
	Daetwyler Holding AG	26,077	1,679,358
	Datacolor AG	458	128,007
	Edipresse SA	1,527	371,001
#	EFG International AG	45,259	783,466
#	EGL AG	3,062	2,343,778
*	ELMA Electronic AG	472	189,221
	Emmi AG	13,244	1,843,799
	EMS-Chemie Holding AG	26,147	3,586,950
	Energiedienst Holding AG	71,249	3,815,802
*	Feintol International Holding AG	1,601	455,283
	Flughafen Zuerich AG	13,056	4,642,700
	Forbo Holding AG	5,817	2,494,591
	Fuchs Petrolub AG	19,235	1,749,466
#	Galenica Holding AG	15,281	6,071,392

*	GAM Holdings, Ltd.	194,995	$2,391,232
	George Fisher AG	10,991	4,025,713
	Gurit Holding AG	1,288	682,907
	Helvetia Holding AG	12,462	4,383,311
	Hexagon AB	81,720	1,011,425
	Implenia AG	48,118	1,363,830
*	Interroll-Holding SA	2,404	711,807
	Intershop Holding AG	3,345	1,005,921
	Kaba Holding AG	10,381	3,104,052
*	Kardex AG	17,464	580,008
	Komax Holding AG	8,744	747,291
	Kudelski SA	103,843	3,188,281
	Kuoni Reisen Holding AG	12,374	4,964,075
	Lem Holdings SA	3,546	1,145,992
*	Liechtenstein Landesbank AG	502	36,376
#*	LifeWatch AG	55,532	875,457
*	Logitech International SA	220,417	3,634,150
	Luzerner Kantonalbank AG	17,399	4,938,022
	Medisize Holding AG	12,876	732,456
	Metall Zug AG	202	588,533
#*	Meyer Burger Technology AG	33,302	832,197
*	Micronas Semiconductor Holding AG	54,781	290,768
	Mobilezone Holding AG	112,258	979,682
*	Mobimo Holding AG	1,856	336,686
#	Nobel Biocare Holding AG	163,678	4,373,253
*	Orascom Development Holding AG	1,691	126,112
	Orell Fuessli Holding AG	4,930	653,639
	Panalpina Welttransport Holding AG	12,080	1,026,028
*	Parco Industriale e Immobiliare SA	600	1,992
	Partners Group Holdings AG	17,370	2,461,294
	Petroplus Holdings AG	147,079	2,736,907
	Phoenix Mecano AG	2,953	1,425,543
#	PSP Swiss Property AG	141,111	9,059,748
	PubliGroupe SA	50	4,982
*	Rieters Holdings AG	15,236	4,432,003
	Romande Energie Holding SA	2,714	4,475,380
*	Schaffner Holding AG	1,830	285,701
	Schulthess Group AG	14,148	635,111
	Schweiter Technology AG	3,994	2,262,991
*	Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,086,720
#	Siegfried Holding AG	8,312	752,816
	Sika AG	4,203	7,099,467
	Societa Elettrica Sopracenerina SA	2,340	544,265
	St. Galler Kantonalbank AG	8,951	4,079,970
#	Straumann Holding AG	8,595	2,136,995
	Sulzer AG	50,879	4,945,609
	Swiss Prime Site AG	163,073	10,212,646
	Swisslog Holding AG	775,803	743,812
*	Swissmetal Holding AG	13,504	139,766
	Swissquote Group Holding SA	40,025	1,742,342
	Tamedia AG	14,878	1,212,236
	Tecan Group AG	38,976	2,992,892
#*	Temenos Group AG	148,205	4,361,547
*	Tornos SA	38,028	310,376
*	U-Blox AG	110	3,727
	Valartis Group AG	560	19,108
#	Valiant Holding AG	33,293	6,490,953
	Valora Holding AG	10,995	2,848,188
	Vaudoise Assurances Holdings SA	3,140	616,193
	Verwaltungs und Privat-Bank AG	790	86,278
	Villars Holding SA	150	78,955

# Von Roll Holding AG	31,985	$213,078
Vontobel Holdings AG	94,743	2,803,829
VZ Holding AG	266	22,655
Walliser Kantonalbank AG	1,416	880,939
WMH Walter Meier Holding AG	4,738	637,525
# Ypsomed Holdings AG	4,037	260,453
Zehnder Holding AG	764	1,237,676
Zueblin Immobilien Holding AG	76,620	346,846
Zuger Kantonalbank AG	611	2,729,153

TOTAL SWITZERLAND		240,807,840

UNITED KINGDOM — (0.0%)
* Jazztel P.L.C.	163,995	687,034

TOTAL COMMON STOCKS		1,747,118,440

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,851,624

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
* Deceuninck NV STRIP VVPR	247,412	668
* RealDolmen NV STRIP VVPR	6,067	90
* Zenitel NV STRIP VVPR	8,654	82

TOTAL BELGIUM		840

FRANCE — (0.0%)
* Cybergun SA Series B Warrants 07/15/10	1,136	74
* Groupe Focal SA Warrants 02/21/10	466	—

TOTAL FRANCE		74

GREECE — (0.0%)
* Marfin Investment Group S.A. Rights 03/04/10	1,010,504	13,648

ITALY — (0.0%)
* Intek SpA Warrants 12/30/11	62,985	3,913
* KME Group SpA Warrants 06/15/11	197,550	6,537
* Tiscali SpA Warrants 12/15/14	117,622	620

TOTAL ITALY		11,070

SPAIN — (0.0%)
#* Banco Pastor SA Rights 04/13/10	255,727	33,158

SWEDEN — (0.0%)
* Boras Wafveri AB Series B Rights 04/23/10	11,500	2,421
TOTAL RIGHTS/WARRANTS		61,211

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/10 (Collateralized by
$22,285,000 FNMA 6.50%, 06/25/39, valued at $18,961,717) to be repurchased at
$23,269,123	$23,269	23,269,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@ DFA Short Term Investment Fund	344,637,743	$344,637,743
@ Repurchase Agreement, Nomura Securities 0.05%, 04/01/10 (Collateralized by various corporate obligations, ranging in par value from $13,416,407 to $28,000,000, rates ranging from 4.500% to 6.000%, maturities ranging from 06/01/38 to 06/01/39, valued at $9,841,193) to be repurchased at $9,648,241	$9,648	9,648,228

TOTAL SECURITIES LENDING COLLATERAL		354,285,971

TOTAL INVESTMENTS — (100.0%)
(Cost $1,871,178,523)##		$2,126,586,246

Summary of inputs used to value the Series’ investments as of March 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$185,958	$52,941,033	—	$53,126,991
Belgium	233,251	77,191,552	—	77,424,803
Denmark	153,037	48,456,750	—	48,609,787
Finland	1,279,836	142,128,118	—	143,407,954
France	282,446	230,156,839	—	230,439,285
Germany	754,868	255,852,334	—	256,607,202
Greece	342,817	53,540,620	—	53,883,437
Ireland	54,545	50,546,361	—	50,600,906
Italy	111,482	144,277,041	—	144,388,523
Netherlands	933,667	107,697,128	—	108,630,795
Norway	22,029	85,444,615	—	85,466,644
Portugal	245,523	23,851,981	—	24,097,504
Spain	—	95,795,961	—	95,795,961
Sweden	—	133,143,774	—	133,143,774
Switzerland	2,839,846	237,967,994	—	240,807,840
United Kingdom	—	687,034	—	687,034
Preferred Stocks
Switzerland	1,851,624	—	—	1,851,624
Rights/Warrants
Belgium	840	—	—	840
France	74	—	—	74
Greece	13,648	—	—	13,648
Italy	11,070	—	—	11,070
Spain	33,158	—	—	33,158
Sweden	—	2,421	—	2,421
Temporary Cash Investments	—	23,269,000	—	23,269,000
Securities Lending Collateral	—	354,285,971	—	354,285,971
Total	$9,349,719	$2,117,236,527	—	$2,126,586,246

See accompanying Notes.

THE CANADIAN SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (82.3%)
Consumer Discretionary — (11.3%)
*	AlarmForce Industries, Inc.	700	$5,376
#	Astral Media, Inc. Class A	186,347	6,531,732
*	Azure Dynamics Corp.	278,161	67,099
#*	Ballard Power Systems, Inc.	376,152	1,003,665
	BMTC Group, Inc.	400	14,060
#*	Coastal Contacts, Inc.	146,900	202,491
	Cogeco Cable, Inc.	59,756	2,428,718
	Corus Entertainment, Inc. Class B	278,300	5,439,133
	Dorel Industries, Inc. Class B	107,500	3,429,331
	easyhome, Ltd.	3,600	26,052
	Forzani Group, Ltd. Class A	130,900	1,843,027
#*	Gildan Activewear, Inc.	246,010	6,472,099
*	Glacier Media, Inc.	137,300	300,109
	Glentel, Inc.	15,600	233,466
*	Great Canadian Gaming Corp.	301,200	2,179,708
	Groupe Aeroplan, Inc.	484,826	5,083,835
*	Imax Corp.	103,129	1,854,119
	Indigo Books & Music, Inc.	100	1,760
	Le Chateau, Inc.	79,200	1,091,715
	Leon’s Furniture, Ltd.	118,877	1,522,759
#	Linamar Corp.	179,780	3,370,266
*	Martinrea International, Inc.	217,878	1,887,783
	MDC Partners, Inc. Class A	71,000	723,527
	Quebecor, Inc. Class B	159,493	5,430,284
	Reitmans Canada, Ltd.	193,400	3,408,517
*	RONA, Inc.	426,885	6,447,512
#	Torstar Corp. Class B	179,800	1,764,984
	TVA Group, Inc. Class B	7,000	103,796
	Uni-Select, Inc.	54,900	1,448,108
*	Westport Innovations, Inc.	133,401	2,194,782
Total Consumer Discretionary			66,509,813

Consumer Staples — (2.0%)
*	Alliance Grain Traders, Inc.	3,829	122,827
*	Atrium Innovations, Inc.	102,400	1,680,705
*	BioExx Specialty Proteins, Ltd.	63,117	132,368
	Canada Bread Co., Ltd.	14,021	707,366
	Corby Distilleries, Ltd.	51,708	784,033
*	Cott Corp.	512,400	3,995,676
	Jean Coutu Group (PJC), Inc. Class A (The)	80,714	789,140
#	Maple Leaf Foods, Inc.	254,000	2,583,390
*	SunOpta, Inc.	176,001	729,547
*	Sun-Rype Products, Ltd.	100	982
Total Consumer Staples			11,526,034

Energy — (15.2%)
*	Advantage Oil & Gas, Ltd.	313,619	2,124,451
	Akita Drilling, Ltd.	42,000	405,258
*	Anderson Energy, Ltd.	282,833	317,461
*	Angle Energy, Inc.	20,800	145,200
#*	Antrim Energy, Inc.	487,500	513,587
*	Arsenal Energy, Inc.	17,800	14,722
#*	Bankers Petroleum, Ltd.	685,432	6,181,812
*	Bellatrix Exploration, Ltd.	95,100	353,939
#*	Birchcliff Energy, Ltd.	336,400	2,904,768
*	Blackpearl Resources, Inc.	253,273	668,313

#*	BlackWatch Energy Services Corp.	79,771	$80,113
	Bonterra Energy Corp.	4,700	171,220
	Calfrac Well Services, Ltd.	107,264	2,238,957
*	Calvalley Petroleum, Inc.	302,339	988,299
*	Canadian Energy Services & Technology Corp.	3,067	44,541
*	CE Franklin, Ltd.	20,400	136,783
*	Celtic Exploration, Ltd.	122,600	2,359,898
*	Cinch Energy Corp.	62,475	82,426
#*	Comaplex Minerals Corp.	82,540	650,145
#*	Compton Petroleum Corp.	352,300	326,059
*	Connacher Oil & Gas, Ltd.	782,500	1,147,959
*	Corridor Resources, Inc.	348,780	1,583,100
*	Crew Energy, Inc.	250,936	4,291,595
*	Delphi Energy Corp.	263,700	675,055
#*	Denison Mines Corp.	708,441	1,032,337
	Ensign Energy Services, Inc.	122,520	1,773,292
*	Epsilon Energy, Ltd.	48,215	128,175
*	Fairborne Energy, Ltd.	262,300	983,964
*	Flint Energy Services, Ltd.	139,000	1,676,513
#*	Galleon Energy, Inc. Class A	261,437	1,773,545
#*	Iteration Energy, Ltd.	608,800	839,187
#*	Ivanhoe Energy, Inc.	831,620	2,718,435
*	Legacy Oil + Gas, Inc.	49,498	639,894
*	Mega Uranium, Ltd.	635,600	375,484
#*	MGM Energy Corp.	14,000	2,688
*	Midnight Oil Exploration, Ltd.	44,300	46,671
*	Midway Energy, Ltd.	68,738	221,987
*	Monterey Exploration, Ltd.	11,051	34,274
	Mullen Group, Ltd.	134,589	2,125,543
*	North American Energy Partners, Inc.	3,590	34,216
#*	Nuvista Energy, Ltd.	274,221	3,145,448
*	Open Range Energy Corp.	11,356	18,449
#*	Paramount Resources, Ltd. Class A	126,300	2,110,285
	Pason Systems, Inc.	222,900	2,508,489
#*	Petrominerales, Ltd.	93,623	3,071,450
#	Progress Energy Resources Corp.	385,252	4,464,546
*	Pulse Seismic, Inc.	156,524	261,991
#*	Questerre Energy Corp.	649,400	2,557,574
*	Rock Energy, Inc.	12,725	51,619
	Savanna Energy Services Corp.	249,213	1,707,795
	ShawCor, Ltd.	209,500	5,804,490
*	SouthGobi Energy Resources, Ltd.	63,221	999,062
*	Storm Exploration, Inc.	135,100	1,386,050
*	Transglobe Energy Corp.	186,200	1,085,319
	Trican Well Service, Ltd.	391,971	5,071,136
*	Trilogy Energy Corp.	38,890	326,620
	Trinidad Drilling, Ltd.	389,000	2,665,721
*	Twin Butte Energy, Ltd.	23,500	30,311
#*	UEX Corp.	608,088	508,910
#*	Uranium One, Inc.	1,819,900	4,802,178
#*	UTS Energy Corp.	828,039	1,981,130
*	Vero Energy, Inc.	127,000	726,500
*	West Energy, Ltd.	245,800	1,200,382
*	Winstar Resources, Ltd.	1,500	5,730
*	Xtreme Coil Drilling Corp.	86,700	339,749
	ZCL Composite, Inc.	90,700	353,638
Total Energy			89,996,438

Financials — (6.0%)
#	AGF Management, Ltd. Class B	348,279	6,186,140
	Canaccord Capital, Inc.	204,300	2,232,787

	Canadian Western Bank	226,200	$5,389,691
	Clairvest Group, Inc.	1,900	23,197
#	DundeeWealth, Inc.	138,765	2,037,105
	EGI Financial Holdings, Inc.	14,650	156,503
	Equitable Group, Inc.	47,000	1,131,443
*	FirstService Corp.	80,500	1,838,822
	Gluskin Shef & Associates, Inc.	40,000	876,286
	GMP Capital, Inc.	63,959	897,372
	Home Capital Group, Inc.	113,700	4,839,513
	Industrial Alliance Insurance & Financial Services, Inc.	72,877	2,511,392
#	Kingsway Financial Services, Inc.	212,900	335,391
	Laurentian Bank of Canada	92,400	3,921,985
*	Pacific and Western Credit Corp.	9,000	31,901
*	Parkbridge Lifestyles Communities, Inc.	81,700	446,448
*	Quest Capital Corp.	725,001	942,255
	Rentcash, Inc.	33,670	496,273
	Sceptre Invesment Counsel, Ltd.	36,300	205,509
#	TMX Group, Inc.	7,010	206,507
#	Western Financial Group, Inc.	163,700	551,227
Total Financials			35,257,747

Health Care — (4.0%)
*	AEterna Zentaris, Inc.	124,800	99,530
*	Angiotech Pharmaceuticals, Inc.	61,300	66,995
	Biovail Corp.	327,850	5,484,342
#*	Burcon NutraScience Corp.	13,050	121,936
*	Cangene Corp.	175,700	743,868
#*	Cardiome Pharma Corp.	298,200	1,967,154
*	Helix BioPharma Corp.	11,153	30,198
#*	Labopharm, Inc.	282,600	406,238
*	Logibec Group Informatique, Ltd.	2,600	52,479
#*	MDS, Inc.	464,108	3,737,905
*	Noveko International, Inc.	9,300	11,904
*	Nuvo Research, Inc.	223,500	56,114
#*	Oncolytics Biotech, Inc.	84,200	265,288
*	Paladin Labs, Inc.	45,700	1,122,646
*	ProMetic Life Sciences, Inc.	861,300	131,444
*	QLT, Inc.	212,100	1,088,014
#*	Resverlogix Corp.	86,200	584,766
*	SXC Health Solutions Corp.	84,161	5,698,569
*	Theratechnologies, Inc.	288,200	1,441,497
*	Transition Therapeutics, Inc.	74,633	210,161
*	TSO3, Inc.	6,759	10,980
Total Health Care			23,332,028

Industrials — (6.7%)
	Aecon Group, Inc.	204,400	2,730,968
#	AG Growth International, Inc.	3,100	112,933
*	Alexco Resource Corp.	95,500	329,100
*	ATS Automation Tooling System, Inc.	304,017	2,152,200
*	Black Diamond Group, Ltd.	5,470	106,099
	CAE, Inc.	358,590	3,502,400
*	Churchill Corp. (The)	66,413	1,274,444
#*	Clarke, Inc.	99,356	340,431
*	Contrans Group, Inc.	200	1,772
*	Electrovaya, Inc.	2,000	6,518
	Exco Technologies, Ltd.	9,700	25,643
*	Garda World Security Corp. Class A	32,250	341,663
*	GLV, Inc.	1,400	12,475
*	Heroux-Devtek, Inc.	85,400	438,078
#*	Hydrogenics Corp.	14,453	68,590

#	IESI-BFC, Ltd.	162,681	$2,812,660
*	Intermap Technologies, Ltd.	113,894	168,209
	Marsulex, Inc.	48,300	585,411
#*	Newalta Corp.	8,785	78,020
	Richelieu Hardware, Ltd.	51,300	1,163,739
*	Rocky Mountain Dealerships, Inc.	2,390	22,590
#	Russel Metals, Inc.	229,900	4,579,212
*	Stantec, Inc.	156,600	4,072,078
	Student Transportation, Inc.	55,643	281,598
#	Superior Plus Corp.	204,125	2,853,911
	Toromont Industries, Ltd.	214,900	6,282,067
*	Transat A.T., Inc. Class A	2,400	33,059
	Transcontinental, Inc. Class A	256,564	3,443,083
#	TransForce, Inc.	131,640	1,294,820
*	Vector Aerospace Corp.	83,205	507,922
	WaterFurnace Renewable Energy, Inc.	3,593	101,141
Total Industrials			39,722,834

Information Technology — (5.6%)
*	5N Plus, Inc.	6,000	32,197
	Aastra Technologies, Ltd.	12,205	387,546
*	Absolute Software Corp.	159,900	908,406
#*	AXIA NetMedia Corp.	182,767	307,716
	Calian Technologies, Ltd.	9,800	175,322
*	Celestica, Inc.	797,607	8,717,016
#*	COM DEV International, Ltd.	235,300	695,023
#	Computer Modelling Group, Ltd.	42,400	720,130
	Constellation Software, Inc.	20,100	880,470
	Dalsa Corp.	59,800	491,636
*	Descartes Systems Group, Ltd. (The)	142,300	919,104
#*	DragonWave, Inc.	24,500	226,510
	Enghouse Systems, Ltd.	27,550	216,461
#	Evertz Technologies, Ltd.	116,100	1,633,505
*	EXFO, Inc.	28,351	177,255
	Gennum Corp.	111,700	714,862
*	Hemisphere GPS, Inc.	197,900	167,571
*	KAB Distribution, Inc.	298,515	300
*	MacDonald Dettweiler & Associates, Ltd.	129,900	4,828,164
*	March Networks Corp.	29	106
#	Matrikon, Inc.	72,400	253,060
*	Miranda Technologies, Inc.	84,301	385,959
	MKS, Inc.	11,060	128,497
	Mosaid Technologies, Inc.	35,600	809,688
*	Open Text Corp.	134,888	6,431,966
*	Points International, Ltd.	355,081	167,813
#*	Sandvine Corp.	128,500	245,449
*	Sierra Wireless, Inc.	127,100	1,071,212
*	Softchoice Corp.	300	2,924
*	Vecima Network, Inc.	39,308	256,596
*	Webtech Wireless, Inc.	279,500	159,612
	Wi-LAN, Inc.	320,200	892,203
*	Zarlink Semiconductor, Inc.	158,625	267,069
Total Information Technology			33,271,348

Materials — (30.7%)
*	Alamos Gold, Inc.	347,100	4,637,569
*	Almaden Minerals, Ltd.	108,300	99,167
*	Altius Minerals Corp.	112,600	1,069,847
#*	Amerigo Resources, Ltd.	59,000	54,605
*	Anatolia Minerals Development, Ltd.	117,165	499,507
*	Anvil Mining, Ltd.	214,740	820,353

*	Atna Resource, Ltd.	126,947	$74,995
*	AuEx Ventures, Inc.	6,631	19,782
#*	Augusta Resource Corp.	268,174	707,632
#*	Aura Minerals, Inc.	125,261	430,425
#*	Aurizon Mines, Ltd.	561,000	2,640,260
*	Avalon Rare Metals, Inc.	48,169	119,515
#*	B2Gold Corp.	348,301	442,385
*	Baffinland Iron Mines Corp.	126,675	72,339
*	Baja Mining Corp.	16,600	13,239
	Canam Group, Inc. Class A	158,700	1,365,665
#*	Canfor Corp.	330,690	3,076,868
*	Capstone Mining Corp.	308,865	918,399
*	Cardero Resource Corp.	185,860	245,215
	Cascades, Inc.	235,076	1,888,663
*	Catalyst Paper Corp.	1,675,887	453,767
	CCL Industries, Inc. Class B	95,640	2,658,315
*	Centerra Gold, Inc.	144,891	1,897,357
*	Chariot Resouces, Ltd.	63,500	40,639
*	Claude Resources, Inc.	1,133,600	1,194,262
*	Colossus Minerals, Inc.	9,929	68,139
#*	Consolidated Thompson Iron Mines, Ltd.	454,936	4,282,172
#*	Copper Mountain Mining Corp.	85,130	246,426
#*	Crystallex International Corp.	1,355,025	426,927
*	Detour Gold Corp.	138,301	2,583,144
*	Duluth Metals, Ltd.	43,618	95,340
*	Dundee Precious Metals, Inc.	223,854	705,295
#*	Dynasty Metals & Mining, Inc.	29,325	114,338
#*	Eastern Platinum, Ltd.	2,320,390	3,381,260
#*	Eastmain Resources, Inc.	231,714	330,808
#*	ECU Silver Mining, Inc.	385,050	235,052
#*	Endeavour Silver Corp.	147,700	469,720
#*	Entree Gold, Inc.	261,600	752,102
#*	Equinox Minerals, Ltd.	1,678,290	6,328,805
*	Etruscan Resources, Inc.	347,175	141,858
*	Euro Goldfields, Ltd.	521,060	3,586,087
*	Excellon Resources, Inc.	111,500	127,347
*	Far West Mining, Ltd.	153,396	805,002
#*	Farallon Mining, Ltd.	987,400	593,033
*	First Majestic Silver Corp.	70,973	220,819
#*	First Uranium Corp.	51,430	66,335
#*	FNX Mining Co., Inc.	237,905	3,178,625
*	Formation Capital Corp.	20,100	26,915
#*	Forsys Metals Corp.	199,402	850,106
*	Fortress Paper, Ltd.	1,133	20,637
*	Fortuna Silver Mines, Inc.	16,300	41,727
*	Fronteer Development Group, Inc.	325,800	1,671,263
*	Gammon Gold, Inc.	365,450	2,615,883
*	Globestar Mining Corp.	296,306	291,740
*	Golden Star Resources, Ltd.	855,400	3,276,233
*	Grande Cache Coal Corp.	245,800	1,999,023
#*	Great Basin Gold, Ltd.	860,590	1,465,880
#*	Great Panther Silver, Ltd.	110,000	92,059
*	Greystar Resources, Ltd.	82,430	531,597
#*	Guyana Goldfields, Inc.	187,452	1,190,435
*	Hanfeng Evergreen, Inc.	142,791	1,098,014
#*	Harry Winston Diamond Corp.	219,100	2,157,239
*	HudBay Minerals, Inc.	477,851	5,979,901
*	Imperial Metals Corp.	69,090	1,353,705
*	Inter-Citic Minerals, Inc.	34,625	34,432
*	International Forest Products, Ltd. Series A	166,200	867,287
*	International Tower Hill Mines, Ltd.	50,600	293,442

#*	Intertape Polymer Group, Inc.	117,000	$382,455
#*	Jaguar Mining, Inc.	178,956	1,647,456
#*	Jinshan Gold Mines, Inc.	490,000	2,552,159
*	Katanga Mining, Ltd.	293,500	222,513
*	Keegan Resources, Inc.	27,000	161,896
*	Kimber Resources, Inc.	21,200	21,082
#*	Kirkland Lake Gold, Inc.	187,280	1,399,552
*	La Mancha Resources, Inc.	95,186	185,564
#*	Labrador Iron Mines Holdings, Ltd.	13,150	84,158
#*	Lake Shore Gold Corp.	671,581	1,666,306
#*	Laramide Resources, Ltd.	241,000	303,727
#*	Linear Gold Corp.	45,335	76,775
*	Lundin Mining Corp.	1,147,100	6,087,598
#*	MAG Silver Corp.	46,900	355,565
	Major Drilling Group International, Inc.	101,500	2,558,362
#*	MDN, Inc.	242,980	107,656
#*	Mercator Minerals, Ltd.	193,471	485,749
	Methanex Corp.	359,200	8,700,162
#*	Migao Corp.	160,400	1,113,395
*	Minco Base Metals Corp.	2,780	—
*	Minco Silver Corp.	22,150	43,399
#*	Minera Andes, Inc.	218,548	200,118
*	Nautilus Minerals, Inc.	42,764	79,579
*	Neo Material Technologies, Inc.	384,000	1,500,989
*	Nevada Copper Corp.	38,260	126,196
#*	New Gold, Inc.	900,962	3,876,536
*	NGEx Resources, Inc.	500	315
*	Norbord, Inc.	30,920	479,486
#*	Norsemont Mining, Inc.	27,200	62,935
#*	North American Palladium, Ltd.	199,710	812,093
*	Northern Dynasty Minerals, Ltd.	64,941	618,942
*	Northgate Minerals Corp.	937,300	2,814,715
#*	NovaGold Resources, Inc.	282,049	2,016,123
*	Oromin Explorations, Ltd.	11,650	8,029
*	Orvana Minerals Corp.	118,300	126,960
#*	Osisko Mining Corp.	685,640	5,974,414
#	Pan Amer Silver Corp.	220,900	5,085,061
*	Peregrine Diamonds, Ltd.	118,221	237,455
#*	Petaquilla Minerals, Ltd.	257,380	144,446
*	Phoscan Chemical Corp.	13,600	5,356
*	Platinum Group Metals, Ltd.	189,187	365,093
*	Platmin, Ltd.	9,800	13,219
*	Polaris Miner Corp.	16,700	29,597
#*	PolyMet Mining Corp.	423,377	933,751
#*	Potash One, Inc.	77,300	226,043
#*	Quadra Mining, Ltd.	260,350	3,986,061
*	Queenston Mining, Inc.	169,669	716,664
*	Richmont Mines, Inc.	32,877	130,129
*	Rubicon Minerals Corp.	462,115	1,765,378
	Samuel Manu-Tech, Inc.	20,400	99,022
#*	Scorpio Mining Corp.	17,768	11,546
*	Seabridge Gold, Inc.	38,686	936,250
*	SEMAFO, Inc.	689,365	3,841,684
#	Sherritt International Corp.	706,329	5,605,289
#*	Shore Gold, Inc.	837,013	848,839
*	Silver Standard Resources, Inc.	229,462	4,057,636
#	Silvercorp Metals, Inc.	482,000	3,307,773
#*	Sprott Resource Corp.	60,146	278,330
*	St. Andrew Goldfields, Ltd.	133,503	105,157
*	Starfield Resources, Inc.	953,115	84,459
	Stella-Jones, Inc.	29,600	849,545

*	Tahera Diamond Corp.	235,400	$—
#*	Tanzanian Royalty Exploration Corp.	316,139	1,294,873
#*	Taseko Mines, Ltd.	649,000	3,393,088
#*	Thompson Creek Metals Co., Inc.	474,700	6,412,528
#*	Timminco, Ltd.	194,700	157,194
*	Ventana Gold Corp.	57,776	534,726
#*	Virginia Mines, Inc.	29,800	209,493
	Wesdome Gold Mines, Ltd.	99,000	201,772
	West Fraser Timber Co., Ltd.	123,716	4,705,508
*	Western Coal Corp.	505,400	3,025,483
	Winpak, Ltd.	63,110	559,238
Total Materials			181,047,567

Telecommunication Services — (0.2%)
#	Manitoba Telecom Services, Inc.	40,000	1,256,338
*	Wireless Matrix Corp.	127,500	116,748
Total Telecommunication Services			1,373,086

Utilities — (0.6%)
*	ATCO, Ltd. Class 1	7,874	394,999
#*	BioteQ Environmental Technologies, Inc.	58,602	54,237
*	Boralex, Inc. Class A	81,274	849,030
	Emera, Inc.	64,761	1,564,109
*	Maxim Power Corp.	89,500	287,274
	Pacific Northern Gas, Ltd.	4,000	89,795
*	Plutonic Power Corp.	81,200	271,026
Total Utilities			3,510,470

TOTAL COMMON STOCKS			485,547,365

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/10 (Collateralized by $3,190,000 FHLMC 6.50%, 09/01/37, valued at $1,624,019) to be repurchased at $1,656,009	$1,656	1,656,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (17.4%)
§@	DFA Short Term Investment Fund	84,010,353	84,010,353
@	Repurchase Agreement, Nomura Securities 0.05%, 04/01/10 (Collateralized by various corporate obligations, ranging in par value from $13,416,407 to $28,000,000, rates ranging from 4.500% to 6.000%, maturities ranging from 06/01/38 to 06/01/39, valued at $19,238,933) to be repurchased at $18,861,699	$18,862	18,861,699

TOTAL SECURITIES LENDING COLLATERAL			102,872,052

TOTAL INVESTMENTS — (100.0%)
(Cost $621,281,589)##			$590,075,417

Summary of inputs used to value the Series’ investments as of March 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$66,509,813	—	—	$66,509,813
Consumer Staples	11,526,034	—	—	11,526,034
Energy	89,996,438	—	—	89,996,438
Financials	35,257,747	—	—	35,257,747
Health Care	23,332,028	—	—	23,332,028
Industrials	39,722,834	—	—	39,722,834
Information Technology	33,271,048	$300	—	33,271,348
Materials	181,047,567	—	—	181,047,567
Telecommunication Services	1,373,086	—	—	1,373,086
Utilities	3,510,470	—	—	3,510,470
Temporary Cash Investments	—	1,656,000	—	1,656,000
Securities Lending Collateral	—	102,872,052	—	102,872,052
Total	$485,547,065	$104,528,352	—	$590,075,417

See accompanying Notes.

Organization

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At March 31, 2010, the Trust consists of thirteen investment portfolios, of which five are included in this document.

Security Valuation

     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 31, 2010.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

     At March 31, 2010, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,650,006,034
The Asia Pacific Small Company Series	814,248,404
The United Kingdom Small Company Series	871,890,429
The Continental Small Company Series	1,872,509,218
The Canadian Small Company Series	621,281,589

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date:	May 21, 2010